                                                        SBL FUND

================================================================================

                                           ANNUAL REPORT
                                           DECEMBER 31, 2001

                                           o   Series A            (Page 83)
                                               (Equity Series)
                                           o   Series B            (Page 63)
                                               (Large Cap Value Series)
                                           o   Series C            (Page 33)
                                               (Money Market Series)
                                           o   Series D            (Page 88)
                                               (Global Series)
                                           o   Series E            (Page 12)
                                               (Diversified Income Series)
                                           o   Series G           (Page 123)
                                               (Large Cap Growth Series)
                                           o   Series H            (Page 93)
                                               (Enhanced Index Series)
                                           o   Series I           (Page 130)
                                               (International Series)
                                           o   Series J           (Page 119)
                                               (Mid Cap Growth Series)
                                           o   Series K            (Page 18)
                                               (Global Strategic Income Series)
                                           o   Series L           (Page 115)
                                               (Capital Growth Series)
                                           o   Series M           (Page 104)
                                               (Global Total Return Series)
                                           o   Series N            (Page 41)
                                               (Managed Asset Allocation Series)
                                           o   Series O            (Page 36)
                                               (Equity Income Series)
                                           o   Series P            (Page 28)
                                               (High Yield Series)
                                           o   Series Q             (Page 3)
                                               (Small Cap Value Series)
                                           o   Series S           (Page 111)
                                               (Social Awareness Series)
                                           o   Series T           (Page 127)
                                               (Technology Series)
                                           o   Series V             (Page 8)
                                               (Mid Cap Value Series)
                                           o   Series W            (Page 70)
                                               (Main Street Growth and
                                               Income(R) Series)
                                           o   Series X           (Page 135)
                                               (Small Cap Growth Series)
                                           o   Series Y            (Page 67)
                                               (Select 25 Series)

                                           [SECURITY DISTRIBUTORS, INC. LOGO]

[CLOCK]
COMMENTARY FROM THE CHAIRMAN OF THE BOARD
February 15, 2002

[PHOTO]
John Cleland
Chairman of the Board

TO OUR CONTRACTHOLDERS:

2001 was a year of change. The horrific events of September 11 marked a dramatic change in the shape of our world, as the war on terrorism at least temporarily supplanted the theme of globalization that had been such a major part of the last half of the previous decade. The year marked changes in the financial markets as well. The exuberance of the 1990s was replaced by a more sober realism that investing, by definition, is a part of a long-term strategy, and is not an overnight, get rich scheme.

FIXED INCOME AND VALUE EXPERIENCE STRONGEST GAINS

The portfolios of the SBL Fund were indicative of these changes. In general, the best performing portfolios were those in the fixed income category. Positive total returns ranged from 7.18% for the Diversified Income Series and 6.19% for the Global Strategic Income Series, to 4.43% for the High Yield Series. On the equity side, our value funds were star performers, with a positive return of 22.16% from the Small Cap Value Series and 11.13% from the Mid Cap Value Series, representing outstanding investment results in a troubled year.(1) In the following pages, our portfolio managers will discuss their particular funds and results.

WORLD AFFAIRS LIKELY TO AFFECT MARKETS

As we look ahead to the new year, the focus for investors will remain on two broad themes. First, the ongoing prosecution of a very new and different war is likely to present exogenous shocks from time to time that will prove to be surprises to the markets, and will likely continue to exacerbate volatility. Second, the synchronous global economic slowdown is likely to be a key factor impacting market results.

How quickly the U.S. economy can right itself from the current recession is critical for resumption of corporate profit growth, which will be required in order to move equity markets to higher levels. It is likely that we have seen the end of the cycle of interest rate cuts which provided support to the market in the last year, and a flattening yield curve may, in fact, be a product of rising short rates over the course of the year.

For investors, these uncertainties simply reinforce the importance of commitment to a long-term investment strategy, centered on the ownership of a diversified portfolio of asset classes, and using dollar cost averaging as a principle strategy.(2) We thank you for your confidence in us, and invite your questions and comments at any time.

Sincerely,

/s/ JOHN CLELAND

John Cleland
Chairman of the Board
The Security Funds

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

(2) Dollar cost averaging does not assure profits or protect against loss in a declining market.



--------------------------------------------------------------------------------

[CLOCK]
COMMENTARY FROM THE PRESIDENT
February 15, 2002

[PHOTO]
James R. Schmank,
President

TO OUR CONTRACTHOLDERS:

The past year provided many unique challenges for investors and the professionals managing the portfolios of the SBL Fund. We began the year with a weakened global economy. The National Bureau of Economic Research officially declared the U.S. in a recession when growth in gross domestic product turned negative. We experienced a national tragedy of unprecedented gravity, challenging the stability of the financial markets in their already fragile state. Negative returns for most major domestic equity indices were realized for the second consecutive year. The Federal Reserve Bank's Open Market Committee aggressively cut interest rates, bringing the Fed Funds rate to 1.75%, a far cry from its ten-year average of 4.75%. All told, it has been an extremely difficult environment for investors and portfolio managers alike to navigate through successfully.

STRONG PERFORMANCE IN VALUE FUNDS AND FIXED INCOME

Bright spots in the SBL Fund portfolio include our Small Cap Value and Mid Cap Value Series. The Small Cap Value Series produced a 12-month return of 22.16%, while its benchmark index returned only 2.49% over the same period. The Mid Cap Value Series returned 11.13% for the year, also out pacing its benchmark index, which returned 7.14%.(1) Our fixed income portfolios also had a strong year, with the Diversified Income, High Yield and Global Strategic Income Series all posting positive returns for the 12-month period.

LOOKING FORWARD

Most financial market analysts and economists remain confident in the longer term prospects for our financial markets. We are beginning 2002 with conditions much more favorable to more traditional long term growth results. Most companies have worked off excess inventories and are focused on improving corporate profits. Interest rates remain at historic lows and should provide stimulus to spending by both business and consumers. Energy prices have stabilized. Congress continues to review fiscal stimulus options. All these conditions favor renewal and strengthening in our domestic economy and financial markets. We should expect to see a recovery underway this year with positive momentum slowly building again.

STAY WITH YOUR PLAN

We cannot stress enough the importance of developing long-term investment plans. Investment professionals can help design portfolios that are diversified, flexible and positioned to address various market conditions. This need has become more apparent to all of us as we reflect in the complexity of the markets through 2001.

If you have been dollar cost averaging through this period, congratulations!(2) If you haven't, it's not too late to consult with your financial advisor about this and other strategic tools to help make your long-term investment plan a success.

Sincerely,

/s/ JAMES SCHMANK

James Schmank, President
The Security Funds

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

(2) Dollar cost averaging does not assure profits or protect against loss in a declining market.



--------------------------------------------------------------------------------

[CLOCK]
SERIES Q (SMALL CAP VALUE SERIES)
February 15, 2002

[PHOTO]
I. Charles Rinaldi
Portfolio Manager

[STRONG LOGO]
SUBADVISOR,
STRONG CAPITAL MANAGEMENT

TO OUR CONTRACTHOLDERS:

For the 12-months ending December 31, 2001, the Small Cap Value Series of SBL Fund returned +22.16 percent, outperforming the return of +2.49 percent for the Russell 2000 Index, the benchmark index.(1)

SERIES AIDED BY FOURTH QUARTER REBOUND

During the fourth quarter, we saw a tremendous rebound in stock prices as the market began focusing on encouraging signs that an economic rebound is imminent. The small capitalization asset class performed especially well during the period as smaller companies have generally been more levered to benefit from an approaching economic turnaround. Though not all of the recent economic news has been good, key releases are beginning to reveal signs of life among both the manufacturing and service segments of the economy.

Throughout the year, the Series emphasized energy and precious metals. Both areas were positive contributors to performance during the fourth quarter. Though prices on several stocks within the energy sector suffered due to general market alarm in the wake of the Enron bankruptcy, we remain confident in our holdings and optimistic about the industry fundamentals. We consequently intend to continue emphasizing energy and other natural resources such as precious metals.

OUTLOOK FOR 2002

We also remain optimistic about the basic industry sector, which may benefit greatly from an approaching economic rebound. Additionally, we have been finding opportunities within medical and healthcare related technology stocks and will thus emphasize those areas. However, technology will likely remain at a market-neutral weighting because of higher valuations and less opportunities in other technology segments.

For several years, the market favored large companies, especially large growth. During that period, small caps were largely ignored and undervalued. Despite recent advances by the group, we feel the asset class remains undervalued and many opportunities for active management remain. With many other groups displaying valuations that are high by historical standards, we feel small cap value is poised to benefit from both renewed investor interest as well as the approaching economic recovery.

Sincerely,

I. Charles Rinaldi
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.



--------------------------------------------------------------------------------

[CLOCK]
SERIES Q (SMALL CAP VALUE SERIES)
February 15, 2002

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

               1 Year        Since Inception
                                 (5-1-00)
Series Q       22.16%             17.64%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                     [CHART]

                          SBL Q INVESTMENT INFORMATION

DATE           INVESTMENT   DIVIDEND      PRICE          # OF SHARES    BALANCE        PRICE          VALUE
SBL Q
05/01/2000          1000                      10         1000.0000      1000.0000     10.00         10,000.00
05/31/2000                                                              1000.0000      9.80          9.800.00    -2.00%
06/30/2000                                                              1000.0000      9.84          9,840.00     0.41%
07/31/2000                                                              1000.0000      9.66
08/31/2000                                                              1000.0000     10.58
09/30/2000                                                              1000.0000     10.19         10.190.00     3.56%
10/31/2000                                                              1000.0000     10.13
11/30/2000                                                              1000.0000      9.60
12/31/2000                                                              1000.0000     10.74         10,740.00     5.40%
01/31/2001                                                              1000.0000     11.74
02/28/2001                     0.084      11.75            7.1489       1007.1489
02/28/2001                                                              1007.1489     11.75
03/31/2001                                                              1007.1489     11.92         12,005.22    11.78%
04/30/2001                                                              1007.1489      12.8
05/31/2001                                                              1007.1489     13.58
06/30/2001                                                              1007.1489     13.42         13,515.94    12.58%
07/31/2001                                                              1007.1489     12.87
08/31/2001                                                              1007.1489      12.6
09/30/2001                                                              1007.1489     11.09         11,169.28   -17.36%
10/31/2001                                                              1007-1489     11.75
11/30/2001                                                              1007-1489     12.12
12/27/2001                     0.236      12.76           18.6275       1025.7765
12/31/2001                                                              1025.7765     12.79         13,119.68    17.46%

RUSSELL 2000 - 5/1/00

PERIOD END          INVEST         CHARGES        VALUE        PERCENT CHANGE
05/01/2000          10,000              0         10,000              0
05/31/2000               0              0          9,417          -5.83
06/30/2000               0              0         10,238           8.72
07/31/2000               0              0          9,909          -3.22
08/31/2000               0              0         10,665           7.63
09/30/2000               0              0         10,351          -2.94
10/31/2000               0              0          9,889          -4.46
11/30/2000               0              0          8,874         -10.27
12/31/2000               0              0          9,636           8.59
01/31/2001               0              0         10,138           5.21
02/28/2001               0              0          9,473          -6.56
03/31/2001               0              0          9,009          -4.89
04/30/2001               0              0          9,714           7.82
05/31/2001               0              0          9,953           2.46
06/30/2001               0              0         10,297           3.45
07/31/2001               0              0          9,739          -5.41
08/31/2001               0              0          9,425          -3.23
09/30/2001               0              0          8,156         -13.46
10/31/2001               0              0          8,633           5.85
11/30/2001               0              0          9,302           7.74
12/31/2001               0              0          9,876           6.17
Total               10,000              0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Q (Small Cap Value Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series Q. On December 31, 2001, the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $13,120. By comparison, the same $10,000 investment would have declined to $9,876 based on the Russell 2000 Index's performance.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES Q (SMALL CAP VALUE)

                                                         NUMBER        MARKET
COMMON STOCKS                                           OF SHARES      VALUE
-------------                                           ----------   ----------
AEROSPACE & DEFENSE - 1.5%
Armor Holdings, Inc.*(1) ............................       32,340   $  872,857

AIR FREIGHT & COURIERS - 0.3%
Aramex International, Ltd.* .........................       15,200      153,520

AIRLINES - 0.8%
Linea Aerea National Chile S.A ......................       60,500      457,985

APPAREL RETAIL - 0.6%
Too, Inc. *(1) ......................................       11,900      327,250

APPLICATION SOFTWARE - 3.3%
Evans & Sutherland Company
  Corporation* ......................................       21,400      141,882
IDX Systems Corporation*(1) .........................       56,440      734,284
JDA Software Group, Inc.*(1) ........................        8,500      189,975
Lightbridge, Inc.*(1) ...............................       68,500      832,275
                                                                     ----------
                                                                      1,898,416

AUTO PARTS & EQUIPMENT - 2.0%
Dura Automotive Systems, Inc.* ......................       46,730      514,030
Tower Automotive, Inc.*(1) ..........................       70,300      634,809
                                                                     ----------
                                                                      1,148,839

BANKS - 1.4%
Hibernia Corporation(1) .............................       47,400      843,246

BUILDING PRODUCTS - 0.4%
York International Corporation(1) ...................        6,810      259,665

CATALOG RETAIL - 0.7%
dELiA*s Corporation* ................................       16,000       99,200
J. Jill Group, Inc.*(1) .............................       13,480      290,224
                                                                     ----------
                                                                        389,424

COMPUTER HARDWARE - 0.1%
Pinnacle Systems, Inc.* .............................        8,560       67,966

COMPUTER STORAGE & PERIPHERALS - 0.6%
IOMEGA Corporation* .................................       40,820      340,847

CONSTRUCTION & ENGINEERING - 2.1%
Chicago Bridge & Iron
  Company N.V .......................................       45,700    1,220,190

CONSTRUCTION MATERIALS - 0.8%
U.S. Concrete, Inc.* ................................       70,100      462,660

CONSUMER FINANCE - 0.9%
World Acceptance Corporation* .......................       72,400      528,520

DATA PROCESSING SERVICES - 1.3%
Pegasus Solutions, Inc.* ............................       52,000      738,400

DIVERSIFIED CHEMICALS - 3.6%
Calgon Carbon Corporation ...........................      101,450      847,108
FMC Corporation*(1) .................................       12,000      714,000
Solutia, Inc. .......................................       37,960      532,199
                                                                     ----------
                                                                      2,093,307

                                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES      VALUE
-------------------------                               ----------   ----------
DIVERSIFIED COMMERCIAL SERVICES - 2.9%
ABM Industries, Inc.(1) .............................       17,410   $  545,804
Navigant Consulting, Inc.* ..........................       75,170      413,435
Wackenhut Corporation (Cl.B)* .......................       18,200      346,528
Wackenhut Corrections
  Corporation* ......................................       28,100      389,466
                                                                     ----------
                                                                      1,695,233

ELECTRIC UTILITIES - 1.7%
ALLETE, Inc.(1) .....................................       19,000      478,800
Montana Power Company* ..............................       89,200      512,900
                                                                     ----------
                                                                        991,700

ELECTRICAL COMPONENTS
  & EQUIPMENT - 0.7%
Encore Wire Corporation*(1) .........................       35,900      434,390

ELECTRONIC EQUIPMENT
  & INSTRUMENTS - 3.3%
Coherent, Inc.*(1) ..................................       39,100    1,208,972
Richardson Electronics, Ltd. ........................       21,100      255,310
Rofin-Sinar Technologies, Inc.* .....................       43,600      436,000
                                                                     ----------
                                                                      1,900,282

EMPLOYMENT SERVICES - 1.2%
Kforce, Inc.* .......................................       57,100      359,159
MPS Group, Inc.* ....................................       39,200      279,888
Staff Leasing, Inc. .................................       32,290       82,017
                                                                     ----------
                                                                        721,064

ENVIRONMENTAL SERVICES - 1.1%
Headwaters, Inc.*(1) ................................       58,000      664,680

FOOTWEAR - 0.5%
Wolverine World Wide, Inc.(1) .......................       20,800      313,040

GENERAL MERCHANDISE STORES - 0.8%
ShopKo Stores, Inc.* ................................       49,100      466,450

GOLD - 5.7%
Glamis Gold, Ltd.* ..................................      187,700      677,597
Goldcorp, Inc. ......................................       54,000      657,180
Harmony Gold Mining
  Company, Ltd. .....................................      142,500      927,675
Meridian Gold, Inc.*(1) .............................      104,800    1,082,584
                                                                     ----------
                                                                      3,345,036

HEALTH CARE DISTRIBUTORS &
  SERVICES - 2.5%
Gentiva Health Services, Inc.* ......................       47,800    1,049,210
Healthcare Services Group, Inc.* ....................       41,070      423,021
                                                                     ----------
                                                                      1,472,231

HEALTH CARE EQUIPMENT - 1.7%
Allied Healthcare Products, Inc.* ...................       27,800      102,860
Applera Corporation - Applied
  Biosystems Group(1) ...............................       22,100      867,867
                                                                     ----------
                                                                        970,727

HEALTH CARE FACILITIES - 1.3%
Manor Care, Inc.* ...................................       32,900      780,059



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES Q (SMALL CAP VALUE) (CONTINUED)

                                                                 NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES      VALUE
-------------------------                                      ----------   ----------
HOMEBUILDING - 0.4%
Newmark Homes Corporation ..................................       17,410   $  251,400

INDUSTRIAL MACHINERY - 1.0%
Pall Corporation ...........................................        4,320      103,939
UNOVA, Inc.* ...............................................       78,800      457,040
                                                                            ----------
                                                                               560,979

INTEGRATED TELECOMMUNICATION
  SERVICES - 1.6%
Broadwing, Inc.* ...........................................       98,400      934,800

INTERNET SOFTWARE & SERVICES - 3.6%
EarthLink, Inc.* ...........................................      114,260    1,390,544
Net2Phone, Inc.*(1) ........................................      105,100      709,425
                                                                            ----------
                                                                             2,099,969

MANAGED HEALTH CARE - 0.7%
AMERIGROUP Corporation* ....................................        9,400      204,920
US Oncology, Inc.* .........................................       26,800      202,072
                                                                            ----------
                                                                               406,992

OIL & GAS DRILLING - 2.7%
Helmerich & Payne, Inc.(1) .................................       27,250      909,605
Pride International, Inc.*(1) ..............................       42,110      635,861
                                                                            ----------
                                                                             1,545,466

OIL & GAS EQUIPMENT & SERVICES - 9.9%
BJ Services Company*(1) ....................................       11,200      363,440
Global Industries, Ltd.*(1) ................................      139,200    1,238,880
Key Energy Services, Inc.* .................................      126,700    1,165,640
Matrix Service Company* ....................................       31,800      213,060
Newpark Resources, Inc.*(1) ................................       95,640      755,556
Oceaneering International, Inc.*(1) ........................       20,900      462,308
Petroleum Geo-Services ASA
  (PGS) ADR*(1) ............................................       90,200      717,992
Petroleum Helicopters, Inc.
  (Voting)* ................................................        5,700      114,000
Petroleum Helicopters, Inc.
  (Non-voting)* ............................................       10,650      209,273
Smith International, Inc.*(1) ..............................        9,300      498,666
                                                                            ----------
                                                                             5,738,815

OIL & GAS EXPLORATION &
  PRODUCTION - 12.4%
Forest Oil Corporation*(1) .................................       74,500    2,101,645
Greka Energy Corporation* ..................................       22,200      192,030
McMoRan Exploration
  Company*(1) ..............................................       87,600      507,204
Meridian Resource Corporation* .............................       81,100      323,589
Newfield Exploration Company*(1) ...........................       11,200      397,712
Noble Affiliates, Inc.(1) ..................................       22,700      801,083
Patina Oil & Gas Corporation ...............................       22,500      618,750
Pure Resources, Inc.* ......................................       24,812      498,721
Range Resources Corporation* ...............................      189,100      860,405
Remington Oil & Gas Corporation* ...........................        7,400      128,020
Stone Energy Corporation*(1) ...............................       19,300      762,350
                                                                            ----------
                                                                             7,191,509

                                                                 NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                      OF SHARES      VALUE
-------------------------                                      ----------   ----------

PACKAGED FOODS - 0.1%
M&F Worldwide Corporation* .................................       19,000   $   81,700

PAPER PACKAGING - 0.7%
Chesapeake Corporation(1) ..................................       14,540      404,357

PAPER PRODUCTS - 0.5%
Wausau-Mosinee Paper
  Corporation ..............................................       22,800      275,880

PHARMACEUTICALS - 0.5%
Discovery Partners
  International, Inc.* .....................................       39,600      293,040

PRECIOUS METALS & MINERALS - 1.5%
Apex Silver Mines, Ltd.* ...................................       88,700      887,000

PROPERTY & CASUALTY INSURANCE - 3.7%
Mercury General Corporation(1) .............................       37,900    1,654,714
ProAssurance Corporation* ..................................       28,590      502,612
                                                                            ----------
                                                                             2,157,326

PUBLISHING & PRINTING - 1.3%
R.H. Donnelley Corporation* ................................       25,700      746,585

REINSURANCE - 0.6%
Vesta Insurance Group, Inc. ................................       44,500      356,000

SEMICONDUCTORS - 0.6%
Cirrus Logic, Inc.*(1) .....................................       25,400      335,788

SPECIALTY CHEMICALS - 2.5%
H.B. Fuller Company(1) .....................................       14,000      402,780
Intertape Polymer Group, Inc.* .............................       55,800      463,140
PolyOne Corporation ........................................       61,300      600,740
                                                                            ----------
                                                                             1,466,660

SPECIALTY STORES - 2.1%
Blockbuster, Inc.(1) .......................................       19,500      491,400
Sharper Image Corporation* .................................       63,800      749,650
                                                                            ----------
                                                                             1,241,050

STEEL - 2.1%
Carpenter Technology Corporation ...........................        5,200      138,424
Pitt-Des Moines, Inc. ......................................        7,700      238,700
Roanoke Electric Steel Corporation .........................        5,440       75,072
UCAR International, Inc.* ..................................        5,530       59,171
USX - U.S. Steel Group(1) ..................................       40,300      729,833
                                                                            ----------
                                                                             1,241,200

TRUCKING - 0.5%
Covenant Transport, Inc.* ..................................       18,400      293,664

UNIT INVESTMENT TRUST - 1.9%
iShares Russell 2000 Index Fund ............................        3,950      381,847
iShares Russell 2000 Value
  Index Fund ...............................................        5,450      699,780
                                                                            ----------
                                                                             1,081,627
                                                                            ----------
Total common stocks - 94.8% ................................                55,149,791



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES Q (SMALL CAP VALUE) (CONTINUED)


                                                                               PRINCIPAL
                                                                               AMOUNT OR
                                                                                NUMBER         MARKET
WARRANTS                                                                       OF SHARES       VALUE
--------                                                                      -----------   -----------
WARRANTS - 0.0%
Harmony Gold Mining
  Company, Ltd. ...........................................................         1,000   $     2,940

REPURCHASE AGREEMENT - 7.8%
State Street, 0.65%, 01-02-02
  (Collateralized by SLMA, 3.15%,
    10-24-03 with a value of
    $4,654,748) ...........................................................   $ 4,561,809     4,561,809
                                                                                            -----------
Total investments - 102.6% ................................................                  59,714,540
Liabilities, less cash and other
  assets - (2.6%) .........................................................                  (1,517,020)
                                                                                            -----------
Total net assets - 100.0% .................................................                 $58,197,520
                                                                                            ===========

The identified cost of investments owned at December 31, 2001 was $55,677,316 for federal income tax purposes.

 *   Non-income producing security

(1) Security is segregated as collateral for futures, options or forward contracts.



--------------------------------------------------------------------------------
                             See accompanying notes.

SERIES V (MID CAP VALUE SERIES)
February 15, 2002


[PHOTO]
James P. Schier
Senior Portfolio Manager

[SECURITY FUNDS LOGO]
ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The Mid Cap Value Series of SBL Fund experienced a stellar year in 2001. The Series returned +11.13% for the year, outperforming the +7.14% returned by the benchmark S&P Mid Cap Value Index.(1)

INDUSTRIAL STOCK SELECTION LEADS POSITIVE RETURNS

Good stock selection among industrial issues was the largest positive contributor for the Series. The Series' stocks in this sector returned +19% for the year, compared to only +2% for the benchmark. Many of the stocks were chosen for their defense-oriented nature. For example, there was a special emphasis on education, as illustrated by ITT Educational Services, which gained 40% for the Series.

The Series was also overweight in technology. The Series' technology selections returned +11% for the year, compared to +9% for the index. An emphasis on stable firms, together with a move to aggressively increase the weighting after the September 11 tragedy, contributed to the year's success.

Healthcare stocks in the Series returned +28%. Generic drug manufacturer Mylan Laboratories, Inc. gained 50% on the year, taking advantage of a favorable environment as many patents expired.

FEW NEGATIVE FACTORS

Sometimes good returns are not good enough. Stocks in the consumer discretionary area advanced 17%, but lagged the 24% return posted by the benchmark in this sector. Contributing to the difference was a small holding in Cinar Films, Inc., a Canadian film company. Cinar was suspended from trading, due to a fraudulent tax reporting situation. Synthetic yarn manufacturer Unifi, Inc. also lost 18% on the year, as demand for its products declined.

There were a few misses in the energy sector. Callon Petroleum Company lost 59%, as the market responded negatively to their announced strategy to acquire a questionable drilling prospect. Utility company El Paso Corporation lost 37%, brought down by the Enron debacle.

POSSIBLE OPPORTUNITIES FOR
SMALL AND MID-SIZED COMPANIES

While equities as a whole suffered in 2001, mid and small-sized companies generally experienced more positive gains than did large companies. This is unusual, since larger stocks tend to perform better in the late stages of a stock market cycle. In fact, small value stocks have gained for two consecutive years, while the major market indices have declined in each of the last two years. The outlook continues to be encouraging since historically, smaller companies tend to perform better in a recovery, as the revenue base of these companies is more focused on the domestic and not the international economy. Despite the good performance of smaller companies, the market is still valuing larger companies at an unusually wide historical premium to smaller companies, suggesting plenty of opportunity for the group to catch up with historic norms.

The economic benefits of lower interest rates, tax reductions, higher government spending and falling energy prices should all combine to provide a record stimulus. Against this backdrop, however, is the disturbing reality that many industries have experienced prolonged capital investment. The resulting over-supply has created odd and difficult business conditions. It is truly unusual to see companies such as Ford and Chrysler experiencing record sales while struggling to operate profitably. Companies that are flexible and nimble enough to abruptly adjust and respond to changing conditions are often found among smaller companies. It is likely that a greater abundance of opportunities in the year ahead will be available among smaller companies.

Sincerely,

Jim Schier
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.



--------------------------------------------------------------------------------

[CLOCK]
SERIES V (MID CAP VALUE SERIES)
February 15, 2002

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                 Since
                               Inception
                   1 Year      (5-1-97)
                   ------      ---------
Series V           11.13%       23.75%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                     [CHART]

                          SBL V INVESTMENT INFORMATION

          DATE             INVESTMENT  DIVIDEND   PRICE    # OF SHARES      BALANCE    PRICE      VALUE

               SBL V

               05/01/1997               10,000    10.0000   1000.0000      1000.0000
               05/31/1997                                                  1000.0000   10.7700   10770.0000
               06/30/1997                                                  1000.0000   11.1400   11140.0000    11.40%
               09/30/1997                                                  1000.0000   13.0300   13030.0000    16.97%
               12/31/1997                                                  1000.0000   13.1300   13130.0000     0.77%
               03/30/1998               0.2600    14.7100     17.6751      1017.6751
               03/31/1998                                                  1017.6751     14.82   15081.9443    14.87%
               06/30/1998                                                  1017.8751     14.72   14980.1788    -0.67%
               09/30/1998                                                  1017.8751     12.61   12731.1149   -16.01%
               12/31/1998                0.212      14.83     14.5480      1032.2231
               12/31/1998                                                  1032.2231     14.83   15307.8681    20.24%
               02/25/1999                0.319      13.51     24.3730      1056.5961
               03/31/1999                                                  1056.5961     14.21   15014.2301    -1.92%
               06/30/1999                                                  1058.5961     17.32   18300.2438    21.89%
               09/30/1999                                                  1058.5961     18.32   17243.6478    -5.77%
               12/16/1999                 0.37      15.86     24.6495      1081.2455
               12/29/1999                0.099      18.63      6.4757      1087.7212
               12/31/1999                                                  1087.7212     16.73   18197.5762     5.53%
               03/31/2000                                                  1087.7212   19.0000   20666.7034
               06/30/2000                                                  1087.7212   19.2900   20962.1425    15.30%
               09/15/2000               0.1900    21.5500      9.5901      1097.3113
               09/30/2000                                                  1097.3113     21.22   23284.9468    10.98%
               12/31/2000                                                  1097.3113     22.19   24349.3388     4.57%
               02/28/2001                1.099      22.09     54.5924      1151.9037
               03/31/2001                                                  1151.9037     21.93   25261.2482     3.75%
               06/30/2001                                                  1151.9037     24.07   27726.3222     9.78%
               09/30/2001                                                  1151.9037      19.4   22346.9319   -19.40%
               12/31/2001                                                  1151.9037     23.49   27058.2180    21.08%


S&P MID CAP VALUE - 5/1/97

Period End     Invest   Charges    Value     Percent Change
05/01/1997     10,000         0    10,000            0
05/31/1997          0         0    10,638         6.38
06/30/1997          0         0    10,925          2.7
07/31/1997          0         0    11,733         7.39
08/31/1997          0         0    11,810         0.66
09/30/1997          0         0    12,471          5.6
10/31/1997          0         0    12,099        -2.98
11/30/1997          0         0    12,401          2.5
12/31/1997          0         0    13,145            6
01/31/1998          0         0    12,844        -2.29
02/28/1998          0         0    13,794          7.4
03/31/1998          0         0    14,438         4.67
04/30/1998          0         0    14,531         0.64
05/31/1998          0         0    13,944        -4.04
06/30/1998          0         0    13,841        -0.74
07/31/1998          0         0    13,238        -4.35
08/31/1998          0         0    11,070       -16.38
09/30/1998          0         0    11,931         7.78
10/31/1998          0         0    12,872         7.89
11/30/1998          0         0    13,172         2.33
12/31/1998          0         0    13,759         4.46
01/31/1999          0         0    13,040        -5.23
02/28/1999          0         0    12,418        -4.77
03/31/1999          0         0    12,652         1.88
04/30/1999          0         0    13,876         9.68
05/31/1999          0         0    14,102         1.63
06/30/1999          0         0    14,541         3.11
07/31/1999          0         0    14,348        -1.33
08/31/1999          0         0    13,804        -3.79
09/30/1999          0         0    13,124        -4.92
10/31/1999          0         0    13,388            2
11/30/1999          0         0    13,657         2.01
12/31/1999          0         0    14,080          3.1
01/31/2000          0         0    13,471        -4.32
02/29/2000          0         0    12,977        -3.67
03/31/2000          0         0    14,963         15.3
04/30/2000          0         0    14,826        -0.91
05/31/2000          0         0    15,254         2.89
06/30/2000          0         0    14,565        -4.52
07/31/2000          0         0    15,142         3.96
08/31/2000          0         0    16,225         7.15
09/30/2000          0         0    16,465         1.48
10/31/2000          0         0    16,308        -0.95
11/30/2000          0         0    16,330         0.13
12/31/2000          0         0    18,000        10.22
01/31/2001          0         0    18,802         4.46
02/28/2001          0         0    18,180        -3.31
03/31/2001          0         0    17,379         -4.4
04/30/2001          0         0    18,952         9.05
05/31/2001          0         0    19,327         1.98
06/30/2001          0         0    19,357         0.16
07/31/2001          0         0    19,357            0
08/31/2001          0         0    18,967        -2.03
09/30/2001          0         0    16,838       -11.22
10/31/2001          0         0    17,103         1.57
11/30/2001          0         0    18,142         6.08
12/31/2001          0         0    19,285          6.3
Total          10,000         0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series V (Mid Cap Value Series) on May 1, 1997 and reflects the fees and expenses of Series V. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $27,058. By comparison, the same $10,000 investment would have grown to $19,285 based on the S&P MidCap Value Index.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES V (MID CAP VALUE)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                      NUMBER        MARKET
CONVERTIBLE BOND                                     OF SHARES      VALUE
----------------                                     ----------   ----------
CONSTRUCTION MACHINERY - 1.0%
Shaw Group, Inc., 0.0% - 2021(2) .................   $3,300,000   $1,674,750

PREFERRED STOCK
OIL & GAS EXPLORATION &
  PRODUCTION - 0.8%
Callon Petroleum Company .........................       58,000    1,336,900

COMMON STOCKS
ADVERTISING - 0.1%
InfoUSA, Inc.* ...................................       17,200      119,368

AEROSPACE & DEFENSE - 0.1%
Curtiss-Wright Corporation
  (Cl.B)* ........................................        3,468      161,262

AGRICULTURAL PRODUCTS - 3.0%
Archer-Daniels-Midland Company ...................      210,000    3,013,500
Sylvan, Inc.* ....................................      181,000    2,036,250
                                                                  ----------
                                                                   5,049,750

APPAREL & ACCESSORIES - 1.2%
Kellwood Company .................................       80,000    1,920,800

APPLICATION SOFTWARE - 1.8%
JDA Software Group, Inc.*(1) .....................      112,000    2,503,200
LightSpan, Inc.* .................................      344,600      475,548
                                                                  ----------
                                                                   2,978,748

AUTO PARTS & EQUIPMENT - 3.6%
Federal Signal Corporation .......................       54,000    1,202,580
Modine Manufacturing Company .....................       52,600    1,227,158
Motorcar Parts & Accessories, Inc.* ..............       54,000      165,240
TRW, Inc.(1) .....................................       91,000    3,370,640
                                                                  ----------
                                                                   5,965,618

BANKS - 4.6%
Bank of Montreal .................................       36,000      818,280
Commerce Bancshares, Inc. ........................       47,250    1,842,278
First Midwest Bancorp, Inc. ......................       55,000    1,605,450
Marshall & Ilsley Corporation ....................       34,000    2,151,520
Wilmington Trust Corporation .....................       19,000    1,202,890
                                                                  ----------
                                                                   7,620,418

BROADCASTING & CABLE TV - 0.2%
Cinar Corporation (Cl. B)* .......................      118,000      277,300

BUILDING PRODUCTS - 1.5%
Crane Company ....................................      100,000    2,564,000

CATALOG RETAIL - 2.2%
Coldwater Creek, Inc.* ...........................      177,000    3,748,860

COMMERCIAL PRINTING - 1.3%
Banta Corporation ................................       72,000    2,125,440

COMMODITY CHEMICALS - 1.5%
Lyondell Chemical Company ........................      170,000    2,436,100

COMPUTER STORAGE & PERIPHERALS - 0.6%
Sandisk Corporation* .............................       67,000      964,800

                                                      NUMBER        MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ----------   ----------
CONSTRUCTION & ENGINEERING - 2.2%
Chicago Bridge & Iron
  Company N.V ....................................      135,000   $3,604,500

CONSTRUCTION & FARM
  MACHINERY - 0.1%
ASV, Inc.* .......................................       17,600      205,216

DIVERSIFIED CHEMICALS - 1.0%
Engelhard Corporation ............................       62,000    1,716,160

DIVERSIFIED COMMERCIAL
  SERVICES - 0.9%
Angelica Corporation .............................      140,000    1,517,600

ELECTRIC UTILITIES - 2.1%
Unisource Energy Corporation .....................      195,000    3,547,050

ELECTRICAL COMPONENTS &
  EQUIPMENT - 0.6%
Baldor Electric Company ..........................       49,600    1,036,640

ELECTRONIC EQUIPMENT &
  INSTRUMENTS - 4.3%
Anixter International, Inc.* .....................       90,200    2,616,702
Benchmark Electronics, Inc.* .....................       73,900    1,401,144
Maxwell Technologies, Inc. .......................      321,000    3,145,800
                                                                  ----------
                                                                   7,163,646

FERTILIZERS & AGRICULTURAL
  CHEMICALS - 1.5%
Potash Corporation of
  Saskatchewan, Inc. (Cl.F) ......................       42,000    2,577,960

FOOD RETAIL - 0.5%
Casey's General Stores, Inc. .....................       56,700      844,830

FOOTWEAR - 1.7%
Brown Shoe Company, Inc. .........................      176,000    2,858,240

GAS UTILITIES - 1.9%
El Paso Corporation ..............................       20,000      892,200
Kinder Morgan, Inc. ..............................       42,000    2,338,980
                                                                  ----------
                                                                   3,231,180

GOLD - 0.7%
Barrick Gold Corporation .........................       74,200    1,183,490

HEALTH CARE DISTRIBUTORS &
  SERVICES - 1.7%
Hooper Holmes, Inc. ..............................      309,000    2,765,550

HEALTH CARE EQUIPMENT - 0.4%
Inamed Corporation* ..............................       20,100      604,407

INDUSTRIAL MACHINERY - 1.1%
Ingersoll-Rand Company ...........................       12,500      522,625
Quixote Corporation ..............................       70,400    1,337,600
                                                                  ----------
                                                                   1,860,225

INDUSTRIALS - 1.8%
Shaw Group, Inc.* ................................      130,500    3,066,750

INFORMATION TECHNOLOGY - 1.0%
Adaptec, Inc.* ...................................      110,000    1,595,000



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES V (MID CAP VALUE) (CONTINUED)


                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
-------------------------                            -----------   -----------
IT CONSULTING & SERVICES - 8.4%
Acxiom Corporation*(1) ...........................       333,000   $ 5,817,510
Computer Sciences Corporation(1) .................       150,000     7,347,000
Forrester Research, Inc.* ........................        41,000       825,740
                                                                   -----------
                                                                    13,990,250

LEISURE PRODUCTS - 1.8%
Mattel, Inc. .....................................       100,000     1,720,000
Midway Games, Inc.* ..............................        80,000     1,200,800
                                                                   -----------
                                                                     2,920,800

LIFE & HEALTH INSURANCE - 0.2%
AFLAC, Inc.(1) ...................................        12,000       294,720

MATERIALS - 0.8%
Solutia, Inc. ....................................        91,900     1,288,438

MULTI-LINE INSURANCE - 1.3%
Unitrin, Inc. ....................................        53,400     2,110,368
                                                                   -----------
MULTI-UTILITIES - 2.2%
Avista Corporation ...............................        80,000     1,060,800
Dynegy, Inc. .....................................       105,000     2,677,500
                                                                   -----------
                                                                     3,738,300

OIL & GAS EQUIPMENT &
  SERVICES - 5.4%
BJ Services Company* .............................        50,000     1,622,500
Maverick Tube Corporation* .......................        37,000       479,150
National-Oilwell, Inc.* ..........................       207,000     4,266,270
Tidewater, Inc. ..................................        77,300     2,620,470
                                                                   -----------
                                                                     8,988,390

OIL & GAS EXPLORATION &
  PRODUCTION - 14.6%
Apache Corporation ...............................        16,500       823,020
Callon Petroleum Company* ........................        65,000       445,250
Canadian Natural Resources .......................       126,000     3,074,400
Evergreen Resources, Inc.* .......................        85,000     3,281,850
Kerr-McGee Corporation ...........................        37,400     2,049,520
Murphy Oil Corporation ...........................        35,000     2,941,400
Ocean Energy, Inc. ...............................       280,000     5,376,000
Stone Energy Corporation* ........................       120,000     4,740,000
TransMontaigne, Inc.* ............................       300,000     1,635,000
                                                                   -----------
                                                                    24,366,440

PACKAGED FOODS - 1.8%
Hormel Foods Corporation .........................        50,000     1,343,500
Montery Pasta Company* ...........................       229,000     1,708,340
                                                                   -----------
                                                                     3,051,840

PAPER PRODUCTS - 0.6%
Glatfelter .......................................        65,300     1,017,374

PHARMACEUTICALS - 1.6%
Mylan Laboratories, Inc.(1) ......................        72,500     2,718,750

                                                                     PRINCIPAL
                                                                     AMOUNT OR
                                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                            OF SHARES        VALUE
-------------------------                                           ------------   ------------
PROPERTY & CASUALTY
  INSURANCE - 5.8%
Cincinnati Financial Corporation ................................         70,000   $  2,670,500
MBIA, Inc. ......................................................         30,000      1,608,900
W.R. Berkley Corporation ........................................        100,000      5,370,000
                                                                                   ------------
                                                                                      9,649,400

RAILROADS - 0.4%
CSX Corporation .................................................         21,000        736,050

RESTAURANTS - 0.4%
Steak N Shake Company ...........................................         67,200        741,888

SEMICONDUCTORS - 1.7%
IXYS Corporation* ...............................................        210,000      1,698,900
TriQuint Semiconductor, Inc.* ...................................         95,508      1,170,928
                                                                                   ------------
                                                                                      2,869,828

SPECIALTY CHEMICALS - 1.9%
Material Sciences Corporation* ..................................        130,500      1,320,660
Minerals Technologies, Inc. .....................................         40,000      1,865,600
                                                                                   ------------
                                                                                      3,186,260

TELECOMMUNICATIONS
  EQUIPMENT - 1.9%
ADTRAN, Inc.* ...................................................        125,000      3,190,000

TEXTILES - 0.7%
Unifi, Inc.* ....................................................        154,000      1,116,500

TRUCKING - 0.9%
Covenant Transport, Inc.* .......................................         94,000      1,500,240
                                                                                   ------------
  Total common stocks - 97.6% ...................................                   162,786,744

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 1.25%, 01-02-02
  (Collateralized by FNMA, 01-22-02
  with a value of $427,540) .....................................   $    419,000        419,000
                                                                                   ------------
  Total investments - 99.6% .....................................                   166,217,394
  Cash and other assets, less
    liabilities - 0.4% ..........................................                       642,904
                                                                                   ------------
  Total net assets - 100.0% .....................................                  $166,860,298
                                                                                   ============

The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures, options or forward contracts.

(2) Deferred interest obligation currently zero under terms of initial offering.



--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES E (DIVERSIFIED INCOME SERIES)
February 15, 2002

[PHOTO]
Steven M. Bowser
Senior Portfolio Manager

[PHOTO]
Christopher L. Phalen
Portfolio Manager

[SECURITY FUNDS LOGO]
ADVISOR, SECURITY MANAGEMENT COMPANY

TO OUR CONTRACTHOLDERS:

The year 2001 was another relatively strong year for the bond market, compared to equities. The Diversified Income Series of SBL Fund was able to take advantage of its broad range of investment options to post gains similar to that of its benchmark. The Series returned +7.18% for the 12-month period.(1) The benchmark Lehman Brothers Aggregate Bond Index gained 8.44% over the same period.

FIXED INCOME PERFORMANCE IN 2001

With aggressive action from the Federal Reserve's Open Market Committee (FOMC), the fixed income markets rallied, led by corporate bonds, mortgage-backed securities and agency securities. During the year, the FOMC reduced interest rates eleven times, totaling 4.75%, in an attempt to stimulate the economy. Corporate bonds were the top performing asset class in fixed income during 2001 due to record new issuance and expectations of an economic recovery in 2002.

Our strategy to hold long-term U.S. Treasury issues in place of long-term corporate bonds negatively impacted the portfolio. This is generally the conservative strategy in weak economic conditions due to credit risk of corporate bonds.

In spite of many corporations releasing lower earnings estimates, long-term corporate bonds actually outperformed Treasuries in 2001. The portfolio held an underweight position in corporate bonds and was overweight in Treasuries for the month of January, at which time an FOMC interest rate cut caused the corporate sector to rally.

However, we were able to quickly increase our corporate exposure, which ultimately aided the performance of the Series by six basis points for the year. Although mortgage- backed securities tend to suffer in times of dropping interest rates, we were able to outperform the benchmark in this area due to security selection.

THE COMPOSITION OF PORTFOLIO ASSETS

At the end of the year, the Diversified Income Series was composed of 33% mortgage-backed bonds, 28% corporate issues, 18% U.S. Treasury issues and 16% Federal agency securities. This represents an overweight position relative to the benchmark in Federal agency securities and corporate bonds, and slight underweight positions in mortgage-backed bonds and U.S. Treasury issues.

LIMITED ACTION FROM THE FED AHEAD

Interest rates are near historical lows. We don't anticipate the FOMC continuing a long string of rate cuts throughout the next year, although we wouldn't be surprised if one or two are on the way. In an environment where we don't expect rates to change dramatically, we look to place the portfolio into an overweight "spread product" position, which means overweight in mortgage-backed, agency and corporate issues. We anticipate that these areas could outperform Treasuries in the current market environment. We don't expect price appreciation to be the largest part of the returns for 2002 but rather will be depending on the coupon for the majority of our return. We will also be



--------------------------------------------------------------------------------

[CLOCK]
SERIES E (DIVERSIFIED INCOME SERIES)
February 15, 2002

looking to take advantage of spread compression in corporate bonds, knowing that when the spreads decrease, corporate bonds outperform.

Sincerely,

Steven M. Bowser and
Christopher L. Phalen
Portfolio Managers

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

              1 Year     5 Years     10 Years
 Series E      7.18%      5.88%       5.84%

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

                                     [CHART]

                          SBL E INVESTMENT INFORMATION

DATE         INVESTMENT      DIVIDEND     PRICE        #OF SHARES    BALANCE     PRICE     VALUE

SBL E

  12/31/91   10,000                       12.8200      780.0312      780.0312    12.8200   10000.0000    #REFI
   3/31/92                                                           780.0312    12.8800    9875.1950     -1.26%
   6/30/92                                                           780.0312    13.1400   10249.8100      3.79%
   9/17/92                    0.7480      12.9120       45.1877      825.2189
   9/30/92                                                           825.2189    12.9300   10670.0801      4.10%
  12/31/92                                                           825.2189    13.0200   10744.3498      0.70%
   3/31/93                                                           825.2189    13.7900   11379.7884      5.91%
   6/30/93                                                           825.2189    14.2700   11775.8735      3.48%
   9/16/93                    0.9000      14.0300       52.9364      878.1562
   9/30/93                                                           878.1552    14.0000   12294.1733      4.40%
  12/31/93                                                           878.1552    13.7800   12100.9791     -1.57%
   3/31/94                                                           878.1552    13.1600   11547.7413     -4.57%
   6/30/94                                                           878.1552    12.7800   11205.2608     -2.97%
   9/15/94                    1.3070      11.5430       99.4325      977.5877
   9/30/94                                                           977.5877    11.4800   11203.1550     -0.02%
  12/31/94                                                           977.5877    11.5200   11261.8102      0.62%
03/31/1995                                                           977.5877    12.0700   11799.4835      4.77%
06/30/1995                                                           977.5877    12.8800   12396.8119      5.05%
09/12/1995                    0.7600      12.1700       81.0490     1038.6367
09/30/1995                                                          1038.6367    12.2000   12671.3680      2.22%
12/31/1995                                                          1038.6367    12.8600   13356.8682      6.41%
03/31/1996                                                          1038.6367    12.4100   12889.4817     -3.50%
06/30/1996                                                          1038.6367    12.4100   12889.4817      0.00%
09/16/1996                    0.7570      11.8300       66.4622     1105.0989
09/30/1996                                                          1105.0989    11.9100   13161.7283      2.11%
12/31/1996                                                          1105.0989    12.0000   13261.1872      0.76%
03/31/1997                                                          1105.0989    11.8700   13117.5243     -1.08%
06/30/1997                                                          1105.0989    12.3300   13625.8898      3.88%
09/16/1997                    0.9150      11.7600       86.0588     1191.1556
09/30/1997                                                          1191.1556    11.8900   14182.8398      3.94%
12/31/1997                                                          1191.1556    12.2500   14591.6558      3.03%
03/30/1998                    0.7600      11.6400       77.7730     1268.9286
03/31/1998                                                          1268.9286      11.67   14808.3970      1.49%
06/30/1998                                                          1268.9286      11.94   15151.0077      2.31%
09/30/1998                                                          1268.9286       12.4   15734.7149      3.85%
12/31/1998                                                          1268.9286      12.42   15760.0934      0.16%
02/25/1999                       0.7        11.45       77.5784     1346.5050
03/31/1999                                                          1346.5050      11.54   15538.6682     -1.40%
06/30/1999                                                          1346.5050      11.38   15296.2973     -1.58%
09/30/1999                                                          1346.5050      11.37   15309.7623      0.09%
12/29/1999                     0.714        10.56       91.0421     1437.5471
12/31/1999                                                          1437.5471      10.66   15166.1223     -0.94%
03/31/2000                                                          1437.5471      10.89   15367.3789
06/30/2000                                                          1437.5471      10.72   15410.5054      1.61%
09/15/2000                      0.08        10.88   10.57019957     1448.1173
09/30/2000                                                          1448.1173      10.93   15827.9225      2.71%
12/31/2000                                                          1448.1173      11.37   16465.0942      4.03%
02/28/2001                      0.75        10.88   99.82428529     1547.9416
03/31/2001                                                          1547.9416      10.92   16903.5223      2.86%
06/30/2001                                                          1547.9416      10.96   16965.4400      0.37%
09/30/2001                                                          1547.9416      11.41   17662.0137      4.11%
12/31/2001                                                          1547.9416       11.4   17646.5343     -0.09%

Lehman Aggregate - Ten Year

Period End       Invest       Charges       Value       Percentage Change

12/31/1991       10,000          0          10,000           0
01/31/1992            0          0           9,864       -1.36
02/29/1992            0          0           9,928        0.65
03/31/1992            0          0           9,872       -0.56
04/30/1992            0          0           9,943        0.72
05/31/1992            0          0          10,131        1.89
06/30/1992            0          0          10,271        1.38
07/31/1992            0          0          10,480        2.04
08/31/1992            0          0          10,586        1.01
09/30/1992            0          0          10,712        1.19
10/31/1992            0          0          10,570       -1.33
11/30/1992            0          0          10,572        0.02
12/31/1992            0          0          10,740        1.59
01/31/1993            0          0          10,946        1.92
02/28/1993            0          0          11,138        1.75
03/31/1993            0          0          11,184        0.42
04/30/1993            0          0          11,262         0.7
05/31/1993            0          0          11,276        0.13
06/30/1993            0          0          11,481        1.81
07/31/1993            0          0          11,546        0.57
08/31/1993            0          0          11,748        1.75
09/30/1993            0          0          11,780        0.27
10/31/1993            0          0          11,824        0.37
11/30/1993            0          0          11,724       -0.85
12/31/1993            0          0          11,787        0.54
01/31/1994            0          0          11,946        1.35
02/28/1994            0          0          11,739       -1.74
03/31/1994            0          0          11,449       -2.47
04/30/1994            0          0          11,358        -0.8
05/31/1994            0          0          11,356       -0.01
06/30/1994            0          0          11,331       -0.22
07/31/1994            0          0          11,556        1.99
08/31/1994            0          0          11,571        0.12
09/30/1994            0          0          11,400       -1.47
10/31/1994            0          0          11,390       -0.09
11/30/1994            0          0          11,365       -0.22
12/31/1994            0          0          11,444        0.69
01/31/1995            0          0          11,670        1.98
02/28/1885            0          0          11,947        2.38
03/31/1995            0          0          12,021        0.61
04/30/1995            0          0          12,189         1.4
05/31/1995            0          0          12,660        3.87
06/30/1995            0          0          12,753        0.73
07/31/1995            0          0          12,725       -0.22
08/31/1995            0          0          12,878        1.21
09/30/1995            0          0          13,003        0.97
10/31/1995            0          0          13,173         1.3
11/30/1995            0          0          13,370         1.5
12/13/1995            0          0          13,558         1.4
01/31/1996            0          0          13,648        0.66
02/29/1996            0          0          13,410       -1.74
03/31/1996            0          0          13,317        -0.7
04/30/1996            0          0          13,242       -0.56
05/31/1996            0          0          13,215        -0.2
06/30/1996            0          0          13,393        1.34
07/31/1996            0          0          13,430        0.27
08/31/1996            0          0          13,407       -0.17
09/30/1996            0          0          13,641        1.74
10/31/1996            0          0          13,943        2.22
11/30/1996            0          0          14,182        1.71
12/31/1996            0          0          14,050       -0.93
01/31/1997            0          0          14,093        0.31
02/28/1997            0          0          14,128        0.25
03/31/1997            0          0          13,971       -1.11
04/30/1997            0          0          14,180         1.5
05/31/1997            0          0          14,315        0.95
06/30/1997            0          0          14,484        1.19
07/31/1997            0          0          14,875         2.7
08/31/1997            0          0          14,748       -0.85
09/30/1997            0          0          14,966        1.47
10/31/1997            0          0          15,183        1.45
11/30/1997            0          0          15,253        0.46
12/31/1997            0          0          15,407        1.01
01/31/1998            0          0          15,604        1.28
02/28/1998            0          0          15,593       -0.07
03/31/1998            0          0          15,646        0.34
04/30/1998            0          0          15,727        0.52
05/31/1998            0          0          15,877        0.95
06/30/1998            0          0          16,011        0.85
07/31/1998            0          0          16,045        0.21
08/31/1998            0          0          16,307        1.63
09/30/1998            0          0          16,688        2.34
10/31/1998            0          0          16,600       -0.53
11/30/1998            0          0          16,694        0.57
12/31/1998            0          0          16,744         0.3
01/31/1999            0          0          16,863        0.71
02/28/1999            0          0          16,568       -1.75
03/31/1999            0          0          16,659        0.55
04/30/1999            0          0          16,713        0.32
05/31/1999            0          0          16,565       -0.88
06/30/1999            0          0          16,512       -0.32
07/31/1999            0          0          16,443       -0.42
08/31/1999            0          0          16,435       -0.05
09/30/1999            0          0          16,625        1.16
10/31/1999            0          0          16,687        0.37
11/30/1999            0          0          16,685       -0.01
12/31/1999            0          0          16,605       -0.48
01/31/2000            0          0          16,550       -0.33
02/29/2000            0          0          16,751        1.21
03/31/2000            0          0          16,972        1.32
04/30/2000            0          0          16,923       -0.29
05/31/2000            0          0          16,914       -0.05
06/30/2000            0          0          17,266        2.08
07/31/2000            0          0          17,423        0.91
08/31/2000            0          0          17,676        1.45
09/30/2000            0          0          17,787        0.63
10/31/2000            0          0          17,904        0.66
11/30/2000            0          0          18,198        1.64
12/31/2000            0          0          18,537        1.86
01/31/2001            0          0          18,839        1.63
02/28/2001            0          0          19,003        0.87
03/31/2001            0          0          19,098         0.5
04/30/2001            0          0          19,017       -0.42
05/31/2001            0          0          19,132         0.6
06/30/2001            0          0          19,204        0.38
07/31/2001            0          0          19,634        2.24
08/31/2001            0          0          19,860        1.15
09/30/2001            0          0          20,091        1.16
10/31/2001            0          0          20,510        2.09
11/30/2001            0          0          20,227       -1.38
12/31/2001            0          0          20,098       -0.64
Total            10,000          0

                             $10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series E (Diversified Income Series) on December 31, 1991 and reflects the fees and expenses of Series E. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $17,647. By comparison, the same $10,000 investment would gave grown to $20,098 based on the Lehman Brothers Aggregate Bond Index.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES E (DIVERSIFIED INCOME)

                                                PRINCIPAL      MARKET
CORPORATE BONDS                                   AMOUNT       VALUE
---------------                                 ----------   ----------
AEROSPACE/DEFENSE - 0.5%
United Technologies Corporation,
  6.35% - 2011 ..............................   $  650,000   $  661,375

AIRLINES - 0.9%
Continental Airlines,
  7.434% - 2004 .............................      650,000      604,487
Southwest Airlines Company,
  7.875% - 2007 .............................      700,000      708,750
                                                             ----------
                                                              1,313,237

BANKING - 4.3%
Abbey National plc,
  6.69% -2005 ...............................      725,000      759,438
Bank of America Corporation,
  7.80% - 2010 ..............................      650,000      710,882
Bank of New York, Inc.,
  6.50% -2003 ...............................       25,000       26,375
BCH Cayman Islands, Ltd.,
  7.70% -2006 ...............................      700,000      749,000
Den Danske Bank 144A,
  7.40% -2010 ...............................      800,000      822,000
Key Bank N.A., 7.00% - 2011 .................      700,000      723,810
PNC Funding Corporation,
  7.75% -2004 ...............................      600,000      647,250
Regions Financial Corporation,
  7.00% -2011 ...............................    1,000,000    1,031,756
Washington Mutual Capital,
  8.375% - 2027 .............................      700,000      700,000
                                                             ----------
                                                              6,170,511

BASIC INDUSTRY - OTHER - 0.7%
Pioneer Hi Bred International, Inc.,
  5.75% -2009 ...............................    1,000,000      982,500
BEVERAGE - 1.5%
Anheuser-Busch Companies, Inc.,
  7.10% -2007 ...............................      775,000      829,250
Coca-Cola Company,
  5.75% -2011 ...............................      650,000      642,724
Fosters Brewing Group,
  6.875% -2011 ..............................      650,000      668,929
                                                             ----------
                                                              2,140,903

BROKERAGE - 1.8%
Credit Suisse FB USA, Inc.,
  6.125% - 2011 .............................      600,000      585,626
Legg Mason, Inc., 6.75% - 2008 ..............      650,000      666,132
Merrill Lynch & Company,
  5.70% -2004 ...............................      650,000      674,375
Waddell & Reed Financial, Inc.,
  7.50% -2006 ...............................      650,000      675,096
                                                             ----------
                                                              2,601,229

BUILDING MATERIALS - 0.8%
Vulcan Materials Company,
  5.75% -2004 ...............................    1,100,000    1,128,875


                                                PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
---------------------------                    ----------   ----------
CAPTIVE - 0.4%
GMAC, 6.125% - 2006 .........................   $  650,000   $  643,336

CHEMICALS - 0.5%
PPG Industries Inc.,
  7.40% - 2019 ..............................      650,000      664,625

CONGLOMERATES - 0.4%
Tyco International, Ltd.,
  7.00% -2028 ...............................      650,000      628,852

CONSUMER CYCLICALS - OTHER - 0.0%
American ECO Corporation,
  9.625% -2008* .............................      500,000           50

CONSUMER NONCYCLICALS -
  OTHER - 0.5%
Eli Lilly & Company,
7.125% - 2025 ...............................      650,000      700,844

ELECTRIC - 2.6%
Calpine Corporation,
  8.75% -2007 ...............................      500,000      451,250
CMS Energy Corporation,
  6.75% -2004 ...............................      500,000      491,250
Dominion Resources Inc.,
  7.40% -2002 ...............................      650,000      667,062
Duke Capital Corporation,
  8.00% -2019 ...............................      700,000      765,625
East Coast Power LLC:
  6.737%-2008 ...............................      163,406      165,191
  7.066%-2012 ...............................      195,000      193,128
National Rural Utilities,
  5.50% -2005 ...............................      700,000      713,125
Progress Energy, Inc.,
  6.55% -2004 ...............................      300,000      312,375
                                                             ----------
                                                              3,759,006

ENERGY - OTHER - 0.2%
P&L Coal Holdings Corporation,
  8.875% - 2008 .............................      222,000      236,430

ENTERTAINMENT - 0.4%
Time Warner Entertainment,
  10.15% - 2012 .............................      500,000      629,375

FOOD - 0.5%
Kellogg Company, 6.60% - 2011 ...............      350,000      359,712
Kraft Foods, Inc., 5.625% - 2011 ............      300,000      290,943
                                                             ----------
                                                                650,655

GAMING - 0.2%
Park Place Entertainment,
  7.875% - 2005 .............................      300,000      298,875

HEALTHCARE - 0.4%
Tenet Healthcare Corporation,
  8.125% - 2008 .............................      500,000      527,500



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES E (DIVERSIFIED INCOME) (CONTINUED)


                                                      PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT         VALUE
---------------------------                          -----------   -----------
HOME CONSTRUCTION - 0.3%
MDC Holdings, 8.375% - 2008 ......................   $   250,000   $   252,500
Oakwood Homes Corporation,
  8.125% - 2009 ..................................       500,000       210,000
                                                                   -----------
                                                                       462,500

INDEPENDENT ENERGY- 0.4%
Devon Energy Corporation,
  6.875% - 2011 ..................................       600,000       586,673

INTEGRATED ENERGY - 1.0%
Conoco, Inc., 6.95% -2029 ........................       650,000       660,563
PanCanadian Petroleum,
  6.30% -2011 ....................................       750,000       721,692
                                                                   -----------
                                                                     1,382,255

LODGING - 0.2%
HMH Properties, 7.875% - 2008 ....................       300,000       276,750

MEDIA - CABLE - 1.0%
Adelphia Communications, Inc.,
  9.50% -2004 ....................................        43,388        42,683
Jones Intercable, Inc.,
  7.625% - 2008 ..................................       500,000       527,163
Lenfest Communications, Inc.,
  10.50% - 2006 ..................................       500,000       578,750
Rogers Cablesystems, Ltd.,
  9.625% - 2002 ..................................       325,000       333,125
                                                                   -----------
                                                                     1,481,721

MEDIA NON-CABLE - 0.9%
K-III Communications Corporation,
  10.25% - 2004 ..................................       555,000       524,475
News America Holdings, Inc.,
  8.625% - 2003 ..................................       375,000       394,219
USA Networks, 6.75% - 2005 .......................       325,000       334,471
                                                                   -----------
                                                                     1,253,165

NONCAPTIVE - CONSUMER - 1.4%
Countrywide Capital,
  8.00% - 2026* ..................................       700,000       686,875
General Motors Acceptance
Corporation, 5.80% - 2003 ........................       650,000       662,980
Household Netherlands BV,
  6.20% -2003 ....................................       650,000       674,375
                                                                   -----------
                                                                     2,024,230

NONCAPTIVE - DIVERSIFIED - 0.3%
CIT Group Holdings, Inc.,
  7.625% - 2005 ..................................       350,000       376,250

OIL FIELD SERVICES - 1.0%
Duke Energy Field Services,
  7.50% -2005 ....................................       700,000       731,500
Transocean Offshore, Inc.,
  8.00% -2027 ....................................       700,000       717,500
                                                                   -----------
                                                                     1,449,000

                                                      PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                            AMOUNT         VALUE
---------------------------                          -----------   -----------

PAPER - 0.5%
Bowater Canada Finance,
  7.95% -2011 ....................................   $   650,000   $   666,312

INSURANCE PROPERTY &
  CASUALTY - 0.5%
General Electric Global Insurance,
  7.00% -2026 ....................................       700,000       722,750

REAL ESTATE INVESTMENT TRUSTS - 0.5%
EOP Operating LP,
  7.375% - 2003 ..................................       650,000       683,313

RETAILERS - 1.3%
Federated Department Stores,
  8.50% -2003 ....................................       700,000       742,000
Tandy Corporation, 6.95% - 2007 ..................       750,000       776,250
Zale Corporation, 8.50% - 2007 ...................       375,000       352,500
                                                                   -----------
                                                                     1,870,750

SUPERMARKETS - 0.5%
Safeway, Inc., 6.50% -2008 .......................       700,000       719,250

TECHNOLOGY - 1.2%
Electronic Data Systems,
  7.125% - 2009 ..................................     1,000,000     1,055,000
Pitney Bowes, Inc.,
  5.875% - 2006 ..................................       650,000       669,500
                                                                   -----------
                                                                     1,724,500

TELECOMMUNICATIONS - 2.6%
AT&T Wireless Group,
  7.875% - 2011 ..................................       650,000       694,856
GTE Corporation, 7.51% - 2009 ....................     1,000,000     1,070,000
Pacific Bell, 7.125% - 2026 ......................       600,000       626,684
Mastec, Inc., 7.75% - 2008 .......................       200,000       167,000
Qwest Capital Funding,
  7.25% -2011 ....................................       600,000       584,683
WorldCom, Inc., 7.75% - 2027 .....................       500,000       516,875
                                                                   -----------
                                                                     3,660,098

TOBACCO - 0.3%
Dimon, Inc., 8.875% - 2006 .......................       400,000       407,000

WIRELESS - 0.5%
Vodafone Group plc,
  7.625% - 2005 ..................................       650,000       700,375
                                                                   -----------
Total corporate bonds - 31.0%  ...................                  44,185,070

MORTGAGE BACKED SECURITIES
U.S. GOVERNMENT AGENCIES - 16.1%
Federal Home Loan Mortgage
  Corporation:
  FHR 188 H, 7.00% - 2021 CMO ....................        13,218        13,597
  FHR 1311 J 7.50% - 2021 CMO ....................       459,113       459,388
  FHLMC #1339 (Cl.C),
    8.00% - 2006 .................................       552,586       557,836
  FHLMC C01079, 7.50% - 2030 .....................       868,335       896,261
  FHLMC C44050, 7.00% - 2030 .....................     1,439,135     1,467,326



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES E (DIVERSIFIED INCOME) (CONTINUED)


MORTGAGE BACKED                                                 PRINCIPAL       MARKET
SECURITIES (CONTINUED)                                            AMOUNT        VALUE
----------------------                                         -----------   -----------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mortgage
  Corporation (continued):
  FHLMC C01172,
    6.50% - 2031 ...........................................   $ 1,889,531   $ 1,893,813
  FHLMC C01210,
    6.50% -2031 ............................................     1,950,191     1,954,945
  FHLMC C50964,
    6.50% - 2031 ...........................................     1,922,487     1,926,844
  FHLMC C50967,
    6.50% - 2031 ...........................................     1,432,943     1,436,436
Federal National Mortgage Association:
  FNCL #551262,
    7.50% - 2030 ...........................................       356,402       368,174
  FNR 1990-68 J,
    6.95% - 2020 ...........................................        43,966        45,251
  FNR 1990-103 K,
    7.50% - 2020 ...........................................        11,096        11,580
  FNMA, #252874,
    7.50% - 2029 ...........................................       554,809       574,122
  FNMA #252806,
    7.50% - 2029 ...........................................     1,467,658     1,518,557
  FNMA #190307,
    8.00% - 2030 ...........................................       804,512       843,096
  FNMA #253356,
    8.00% - 2030 ...........................................       881,047       923,306
  FNMA #535277,
    7.00% - 2030 ...........................................     1,640,800     1,673,445
  FNMA #541735,
    8.00% - 2030 ...........................................       635,783       666,278
  FNMA #535838,
    6.50% - 2031 ...........................................     1,780,683     1,783,272
  FNMA #585348,
    6.50% - 2031 ...........................................     1,931,984     1,934,793
  FNMA #591381,
    6.50% - 2031 ...........................................     1,969,014     1,971,877
                                                                             -----------
                                                                              22,920,197

U.S. GOVERNMENT SECURITIES - 14.5%
Government National Mortgage
  Association:
  GNMA #39238,
    9.50% - 2009 ...........................................        27,648        30,327
  GNMA #301465,
    9.00% - 2021 ...........................................        42,585        46,567
  GNMA #305617,
    9.00% - 2021 ...........................................        90,668        99,148
  GNMA #313107,
    7.00% - 2022 ...........................................       853,960       880,177
  GNMA #352022,
    7.00% - 2023 ...........................................       866,978       893,369
  GNMA #369303,
    7.00% - 2023 ...........................................       813,484       838,247

MORTGAGE BACKED                                                 PRINCIPAL       MARKET
SECURITIES (CONTINUED)                                            AMOUNT        VALUE
----------------------                                         -----------   -----------
U.S. GOVERNMENT SECURITIES (CONTINUED)
Government National Mortgage
  Association: (continued)
  GNMA #780454,
    7.00% - 2026 ...........................................   $ 1,364,501   $ 1,399,882
  GNMA #462680,
    7.00% - 2028 ...........................................     1,488,585     1,523,046
  GNMA #482668,
    7.00% - 2028 ...........................................     1,534,730     1,570,259
  GNMA #494109,
    7.50% - 2029 ...........................................     1,261,916     1,308,809
  GNMA #510704,
    7.50% - 2029 ...........................................       694,271       720,070
  GNMA #518436,
    7.25% - 2029 ...........................................       683,521       702,838
  GNMA #781079,
    7.50% - 2029 ...........................................       618,752       641,819
  GNMA #479229,
    8.00% - 2030 ...........................................       415,252       434,649
  GNMA #479232,
    8.00% - 2030 ...........................................       888,706       930,218
  GNMA #508342,
    8.00% - 2030 ...........................................     1,185,716     1,241,100
  GNMA #538285,
    6.50% - 2031 ...........................................     2,000,000     2,009,126
  GNMA #561561,
    6.50% - 2031 ...........................................     1,981,289     1,990,328
  GNMA #564472,
    6.50% - 2031 ...........................................     1,998,077     2,007,193
  GNMA II #181907,
    9.50% - 2020 ...........................................       111,060       123,596
  GNMA II #2445,
    8.00% - 2027 ...........................................       571,240       599,048
  GNMA II #2909,
    8.00% - 2030 ...........................................       634,010       661,545
                                                                             -----------
                                                                              20,651,361
NON-AGENCY SECURITIES -1.5%
Chase Commercial Mortgage
  Securities Corporation:
  1997-1B, 7.37% -
    2007 CMO ...............................................     1,500,000     1,602,160
  1998-1B, 6.56% -
    2008 CMO ...............................................       500,000       513,797
Global Rate Eligible Asset Trust,
  7.33% -2006 ..............................................       815,111        55,998
                                                                             -----------
                                                                               2,171,955
                                                                             -----------
Total mortgage backed
  securities - 32.1% .......................................                  45,743,513



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES E (DIVERSIFIED INCOME) (CONTINUED)


U.S. AGENCY                                                        PRINCIPAL       MARKET
BONDS & NOTES                                                       AMOUNT         VALUE
-------------                                                     -----------   -----------
U.S. AGENCY BONDS & NOTES - 19.4%
Federal Farm Credit Bank,
  5.45% - 2013 ................................................   $ 1,000,000   $   948,955
Federal Home Loan Bank:
  0.00% - 2002 ................................................     7,000,000     7,000,000
  6.375% - 2006 ...............................................       900,000       958,752
  5.20% - 2008 ................................................     2,000,000     1,976,574
Federal Home Loan Mortgage
  Corporation, 6.25% - 2004 ...................................     2,000,000     2,125,000
Federal National Mortgage Association:
  FNMA, 6.50% - 2004 ..........................................     2,020,000     2,161,057
  FNMA, 7.125% - 2005 .........................................     2,000,000     2,183,888
  FNMA, 6.00% - 2008 ..........................................       850,000       882,886
  FNMA, 7.25% - 2010 ..........................................     2,000,000     2,206,560
  FNMA, 5.50% - 2011 ..........................................     3,500,000     3,439,583
  FNMA, 6.625% - 2030 .........................................     1,500,000     1,569,299
  FNMA, 7.125% - 2030 .........................................     2,000,000     2,224,316
                                                                                -----------
Total U.S. agency bonds &
  notes - 19.4% ...............................................                  27,676,870

                                                                     PRINCIPAL        MARKET
U.S. GOVERNMENT SECURITIES                                             AMOUNT         VALUE
--------------------------                                          ------------   ------------
U.S. GOVERNMENT SECURITIES - 14.4%
U.S. Treasury Bonds:
  6.25% -2023 ...................................................   $  2,500,000   $  2,646,475
  7.125% -2023 ..................................................      2,000,000      2,328,820
  6.50% -2026 ...................................................      1,000,000      1,097,100
  6.125% -2029 ..................................................      2,500,000      2,653,300
  6.25% -2030 ...................................................      1,000,000      1,083,240
U.S. Treasury Notes:
  7.25% -2004 ...................................................      1,000,000      1,091,990
  5.75% -2005 ...................................................      1,000,000      1,056,250
  6.50% -2005 ...................................................      2,000,000      2,166,160
  4.625% -2006 ..................................................      2,000,000      2,027,880
  6.25% -2007 ...................................................      1,750,000      1,890,805
  5.00% -2011 ...................................................      2,500,000      2,493,750
                                                                                   ------------
Total U.S. government
  securities -14.4% .............................................                    20,535,770

REPURCHASE AGREEMENT - 1.6%
United Missouri Bank, 1.25%, 01-02-02
  (Collateralized by FNMA,
  01-22-02 with a value of
  $2,249,578) ...................................................      2,205,000      2,205,000
                                                                                   ------------
  Total investments - 98.5% .....................................                   140,346,223
  Cash and other assets, less liabilities - 1.5% ................                     2,192,217
                                                                                   ------------
  Total net assets - 100.0% .....................................                  $142,538,440
                                                                                   ============

The identified cost of investments owned at December 31, 2001 was $138,930,481 for federal income tax purposes.

*Non-income producing security



--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES K (GLOBAL STRATEGIC INCOME SERIES)
February 15, 2002

[PHOTO]
L.T. Hill
Portfolio Manager

[WELLINGTON MANAGEMENT LOGO]
SUBADVISOR, WELLINGTON
MANAGEMENT COMPANY, LLP

TO OUR CONTRACTHOLDERS:

The year 2001 was marked by deteriorating economic fundamentals in the global economy and an aggressive U.S. Federal Reserve (the "Fed"). The Global Strategic Income Series of SBL Fund returned +6.19% for the 12- month period while the benchmark returned +7.05%.(1) The benchmark is a blend of 25% Lehman Brothers Aggregate Bond Index, 25% Lehman High Yield Bond Index, 25% Salomon Brothers World Government Bond Non U.S. Hedged Index, and 25% J.P. Morgan Emerging Bond Index Global Constrained.

2001 MARKED BY RATE CUTS

For the year as a whole, the Fed funds rate fell by 4.75%, the largest one-year decline in the past four decades. The eleven rate cuts instituted by the Fed did much to sharply steepen the Treasury yield curve, but the 10- and 30-year yields ended 2001 virtually unchanged. The mortgage- backed and investment grade corporate sectors of the bond market performed well throughout 2001, while the high yield sector performed poorly as investors gravitated to the relative safety of investment grade corporate bonds. Yields in the international bond markets accompanied U.S. Treasuries on their roller-coaster ride and ended modestly up for the year. Despite the dramatic deterioration in the economic and political environment in Argentina and the country's subsequent default on its sovereign debt obligations, other emerging market assets experienced few negative repercussions. In fact, the Series' overweight position in emerging market debt contributed significantly to its positive performance for the year. By the same token, the Series' overweight position in the disappointing high yield sector caused the Series to slightly underperform the benchmark.

POSITIVE OUTLOOK FOR 2002

We believe the U.S. economy is headed for a rebound and fears of a weakening consumer and a "double-dip recession" are overdone. We expect that, if there is a major economic surprise in the coming year, it will be that growth is stronger than the consensus expectation of a sluggish recovery. We also anticipate steady to lower inflation. In this environment, the Fed will raise interest rates cautiously, and interest rate volatility should fall from its current high levels.

We continue to believe that the corporate debt market offers good long-term value relative to Treasuries and will benefit significantly as the economic outlook brightens. Consequently, we are maintaining our overweight position in this sector. Valuation in the high yield market remains extremely attractive, and the fundamental outlook for many high yield debt issuers has improved. Default rates may remain high, but the substantial yield advantage of high yield bonds over Treasuries should provide more than enough compensation for credit losses. Therefore we will maintain our significant overweight to this sector. Despite the extremely solid fundamentals of many emerging market countries, we remain cautious on this sector, as valuations are currently only modestly appealing.

Sincerely,

Lucius T. Hill, III
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.



--------------------------------------------------------------------------------

[CLOCK]
SERIES K (GLOBAL STRATEGIC INCOME SERIES)
February 15, 2002

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                         Since
                                       Inception
                1 Year     5 Years     (6-1-95)
                ------     -------     ---------
 Series K        6.19%      4.68%       6.75%

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

                                     [CHART]

                          SBL K INVESTMENT INFORMATION

   DATE         INVESTMENT     DIVIDEND       PRICE      # OF SHARES     BALANCE        PRICE           VALUE
   ----         ----------     --------       -----      -----------     -------        -----           -----
SBL K

06/01/1995        10,000                     10.0000      1000.0000     1000.0000
06/30/1995                                                              1000.0000       9.9600        9,960.00      -0.40%
09/30/1995                                                              1000.0000      10.3600       10,360.00       4.02%
12/28/1995                      0.5400       10.2000        52.9412     1052.9412
12/31/1995                                                              1052.9412      10.2200       10,761.06       3.87%
03/31/1996                                                              1052.9412      10.2800       10,824.24       0.59%
06/30/1996                                                              1052.9412      10.6200       11,182.24       3.31%
09/30/1996                                                              1052.9412      11.1700       11,761.35       5.18%
12/31/1996                      0.8990       10.7200        88.3017     1141.2429
12/31/1996                                                              1141.2429      10.7200       12,234.12       4.02%
03/31/1997                                                              1141.2429      10.6200       12,120.00      -0.93%
08/30/1997                                                              1141.2429      10.9800       12,530.85       3.39%
09/15/1997                      0.0230       11.1000         2.3847     1143.6076
09/30/1997                                                              1143.6076      11.2800       12,899.89       2.95%
12/29/1997                      1.2010       10.0600       136.5281     1280.1357
12/31/1997                                                              1280.1357      10.0700       12,890.97      -0.07%
03/30/1998                      0.0200       10.3000         2.4857     1282.6214
03/31/1998                                                              1282.6214      10.2900       13,198.17       2.38%
06/30/1998                                                              1282.6214      10.4000       13,339.26       1.07%
09/30/1998                                                              1282.6214      10.1100       12,967.30      -2.79%
12/30/1998                      1.1830        9.5600       158.7177     1441.3391
12/31/1998                                                              1441.3391       9.5600       13,779.20       6.28%
02/25/1999                      0.0620        9.4100         9.4966     1450.8357
03/31/1999                                                              1450.8357       9.5000       13,782.94       0.03%
06/30/1999                                                              1450.8357       9.2500       13,420.23      -2.63%
09/30/1999                                                              1450.8357       9.2300       13,391.21      -0.22%
12/31/1999                                                              1450.8357       9.8100       13,942.53       4.12%
03/31/2000                                                              1450.8357       9.8600       14,305.24       2.60%
06/30/2000                                                              1450.8357       9.9000       14,363.27       0.41%
09/30/2000                                                              1450.8357        10.02       14,537.37       1.21%
12/31/2000                                                              1450.8357         9.98       14,479.34      -0.40%
02/28/2001                        0.79          9.58       119.6409     1570.4766
03/31/2001                                                              1570.4766         9.48       14,903.82       2.93%
08/30/2001                                                              1570.4766         9.57       15,029.46       0.84%
09/30/2001                                                              1570.4766         9.45       14,841.00      -1.25%
12/31/2001                                                              1570.4766         9.79       15,374.97       3.80%


BLENDED INDEX - SBL K                            SALOMON SMITH BAREY WORLD EX US

                         ENDING                                                  ENDING
               RETURN     VALUE                                       RETURN      VALUE
               ------    ------                                       ------     ------
                         10,000                                                   10,000
May-95                                                 May-95
Jun-95         0.86%     10,086                        Jun 1995      -0.15%        9,985
July-95        0.46%     10,132                        Jul 1995       1.18%       10,103
Aug-95         1.24%     10,258                        Aug 1995       0.71%       10,175
Sep-95         1.94%     10,457                        Sep 1995       1.64%       10,341
Oct-95         0.47%     10,506                        Oct 1995       1.05%       10,450
Nov-95         1.83%     10,698                        Nov 1995       2.04%       10,663
Dec-95         2.73%     10,990                        Dec 1995       0.84%       10,753
01/31/1996     2.78%     11,295                        Jan 1996       1.11%       10,872
2-28-96       -2.08%     11,061                        Feb 1996      -1.12%       10,750
3-31-96        0.62%     11,130                        Mar 1996       0.97%       10,855
4-30-96        1.52%     11,299                        Apr 1996       0.98%       10,961
5-31-96        0.72%     11,381                        May 1996       0.75%       11,043
6-30-96        1.63%     11,566                        Jun 1996       0.82%       11,134
7-31-96        0.87%     11,667                        Jul 1996       0.67%       11,208
8-31-96        1.49%     11.841                        Aug 1996       1.39%       11,364
9-30-96        3.16%     12,215                        Sep 1996       2.01%       11,593
10-31-96       1.35%     12,380                        Oct 1996       1.64%       11,783
11-30-96       2.63%     12,706                        Nov 1996       1.86%       12,002
12-31-96       0.29%     12,743                        Dec 1996       0.16%       12,021
01/31/1997     1.32%     12,911                        Jan 1997       1.22%       12,168
02/28/1997     1.07%     13,049                        Feb 1997       0.64%       12,246
03/31/1997    -1.64%     12,834                        Mar 1997      -0.37%       12,200
04/30/1997     1.62%     13,042                        Apr 1997       0.96%       12,317
05/31/1997     1.86%     13,284                        May 1997       0.46%       12,374
06/30/1997     1.64%     13,502                        Jun 1997       1.67%       12,581
07/31/1997     2.78%     13,877                        Jul 1997       1.52%       12,772
08/31/1997    -0.32%     13,833                        Aug 1997       0.21%       12,799
09/30/1997     2.04%     14,115                        Sep 1997       1.66%       13,011
10/31/97      -2.32%     13,788                        Oct 1997       0.69%       13,101
11/30/97       1.72%     14,024                        Nov 1997       0.69%       13,191
12/31/97       1.64%     14,253                        Dec 1997       1.21%       13,351
1/31/98        1.03%     14,400                        Jan 1998       1.23%       13,515
2/28/98        1.07%     14,554                        Feb 1998       0.89%       13,635
3/31/98        1.17%     14,724                        Mar 1998       0.90%       13,758
4/30/98        0.42%     14,786                        Apr 1998       0.53%       13,831
5/31/98       -0.18%     14,758                        May 1998       1.38%       14,022
6/30/98       -0.32%     14,711                        Jun 1998       0.39%       14,077
7/31/98        0.59%     14,798                        Jul 1998       0.90%       14,203
8/31/98       -7.68%     13,662                        Aug 1998       1.92%       14,476
09/30/1998     3.72%     14,170                        Sep 1998       2.30%       14,809
10/31/98       0.96%     14,306                        Oct 1998      -0.05%       14,802
11/30/98       2.89%     14,719                        Nov 1998       0.94%       14,941
12/31/98      -0.61%     14,630                        Dec 1998      -0.34%       14,890
01/31/1999    -0.07%     14,619                        Jan 1999       1.24%       15,075
02/28/1999    -0.37%     14,565                        Feb 1999      -0.58%       14,987
03/31/1999     2.56%     14,939                        Mar 1999       1.18%       15,164
04/30/1999     2.59%     15,326                        Apr 1999       1.27%       15,357
05/31/1999    -2.05%     15,012                        May 1999      -0.26%       15,317
06/30/1999     0.58%     15,099                        Jun 1999      -1.62%       15,069
07/31/1999    -0.57%     15,014                        Jul 1999      -0.16%       15,044
08/31/1999    -0.27%     14,973                        Aug 1999       0.20%       15,075
09/30/1999     1.09%     15,136                        Sep 1999       0.44%       15,141
10/31/1999     0.95%     15,280                        Oct 1999       0.23%       15,176
11/30/1999     1.15%     15,455                        Nov 1999       0.58%       15,264
12/31/1999     1.60%     15,702                        Dec 1999       0.36%       15,319
01/31/2000    -0.67%     15,597                        Jan 2000       0.09%       15,332
02/29/2000     2.09%     15,923                        Feb 2000       0.68%       15,437
03/31/2000     1.90%     16,226                        Mar 2000       1.39%       15,651
04/30/2000    -0.62%     16,125                        Apr 2000       0.49%       15,728
05/31/2000    -0.43%     16,056                        May 2000       0.80%       15,854
06/30/2000     2.31%     16,427                        Jun 2000       0.51%       15,935
07/31/2000     1.65%     16,698                        Jul 2000       0.73%       16,051
08/31/2000     1.97%     17,027                        Aug 2000       0.04%       16,057
09/30/2000    -0.19%     16,994                        Sep 2000       0.86%       16,195
10/31/2000    -0.08%     16,981                        Oct 2000       0.80%       16,325
11/30/2000     1.00%     17,151                        Nov 2000       1.70%       16,603
12/31/2000     2.20%     17,528                        Dec 2000       1.14%       16,792
Jan-01         3.84%     18,201                        Jan-01                   16791.82
Feb-01         0.36%      18267                        Feb-01                   16791.82
Mar-01        -0.61%      18155                        Mar-01                   16791.82
Apr-01        -0.74%      18021                        Apr-01                   16791.82
May-01         1.34%      18262                        May-01                   16791.82
Jun-01         0.01%      18264                        Jun-01                   16791.82
Jul-01         0.45%      18346                        Jul-01                   16791.82
Aug-01         1.74%      18665                        Aug-01                   16791.82
Sep-01        -1.90%      18311                        Sep-01                   16791.82
Oct-01         2.01%      18679                        Oct-01                   16791.82
Nov-01         0.63%      18797                        Nov-01                   16791.82
Dec-01        -0.18%      18763                        Dec-01                   16791.82

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series K (Global Strategic Income Series) on June 1, 1995 (date of inception), and reflects the fees and expenses of Series K. On December 31, 2001, the value of the investment (assuming rein-vestment of all dividends and distributions) would have been $15,375. By comparison, the same $10,000 investment would have grown to $16,792 based on the Salomon Smith Barney World Government Non U.S. Hedged Index's performance. Comparison is also made to a blended index of 25% Lehman Brother Aggregate Bond Index, 25% Lehman Brothers High Yield Bond Index, 25% Salomon Smith Barney World Government Non U.S. Hedged Index and 25% JP Morgan Emerging Markets Bond Index Global Constrained. The same $10,000 investment would have grown to $18,763 based on the blended index.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES K (GLOBAL STRATEGIC INCOME)

                                                PRINCIPAL     MARKET
CORPORATE BONDS                                  AMOUNT       VALUE
---------------                                 ---------   ---------
AEROSPACE/DEFENSE - 0.3%
Argo-Tech Corporation,
  8.625% - 2007 .............................   $  20,000   $  12,800
L-3 Communications Corporation,
  8.00% - 2008 ..............................      30,000      31,238
                                                            ---------
                                                               44,038

AIRLINES - 0.9%
Atlas Air Worldwide Holdings,
  9.375% - 2006 .............................      35,000      29,050
Delta Air Lines:
  7.90% -2009 ...............................      45,000      39,944
  7.92% -2010 ...............................      40,000      37,989
Northwest Airlines, Inc.,
  8.875% - 2006 .............................      20,000      16,486
US Airways Group, Inc.,
  7.076% - 2021 .............................      24,957      25,011
                                                            ---------
                                                              148,480

AUTOMOTIVE - 1.7%
Accuride Corporation,
  9.25% - 2008 ..............................      40,000      21,200
CSK Auto, Inc., 12.00% - 2006 ...............      15,000      15,113
Dana Corporation, 9.00% - 2011 ..............      45,000      41,840
Ford Motor Company,
  6.625% - 2028 .............................     100,000      83,125
Hayes Lemmerz International, Inc.,
  11.875% - 2006* ...........................      20,000       9,500
Hayes Wheels International, Inc.,
  11.00% - 2006* ............................      25,000       1,125
LDM Technologies, Inc.,
  10.75% - 2007 .............................      25,000      12,625
Lear Corporation, 8.11% - 2009 ..............      85,000      85,991
                                                            ---------
                                                              270,519

BANKING - 1.7%
Deutsche Bank Capital Funding,
  7.872% - 2049(3) ..........................     100,000     105,419
Doral Financial Corporation,
  8.50% -2004 ...............................      70,000      73,850
GS Escrow Corporation,
  7.125% - 2005 .............................      30,000      30,075
Popular North America, Inc.,
  6.125% - 2006 .............................      60,000      59,010
                                                            ---------
                                                              268,354

BEVERAGE - 0.3%
Cia Brasileira de Bebidas Americana,
  10.50% - 2011 .............................      40,000      39,400

BUILDING MATERIALS - 0.6%
Masco Corporation,
  6.00% - 2004 ..............................      45,000      46,481
Nortek, Inc., 9.25% - 2007 ..................      25,000      25,500
Owens Corning, 7.50% - 2005* ................      20,000       6,700
Resolution Performance Products,
  LLC, 13.50% - 2010 ........................      15,000      16,350
                                                            ---------
                                                               95,031



                                                PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
---------------------------                     ---------   ---------

CHEMICALS - 1.2%
Airgas, Inc., 9.125% - 2011 .................   $   5,000   $   5,275
Borden Chemical & Plastics,
  9.50% - 2005* .............................      20,000       1,800
Georgia Gulf Corporation,
  10.375% - 2007 ............................      55,000      57,475
IMC Global, Inc.:
  7.625% -2005 ..............................      35,000      32,697
  11.25% -2011 ..............................       5,000       5,325
Lyondell Chemical Company:
  9.625% -2007 ..............................      40,000      40,400
  10.875% - 2009 ............................      45,000      41,625
                                                            ---------
                                                              184,597

COMMUNICATIONS - OTHER - 0.3%
Belo Corporation,
  8.00% - 2008 ..............................      40,000      40,854

CONSTRUCTION MACHINERY - 0.1%
Anthony Crane Rental LP,
  10.375% - 2008 ............................      75,000      12,750
Bucyrus International,
  9.75% - 2007 ..............................      30,000       9,000
                                                            ---------
                                                               21,750

CONSUMER NONCYCLICAL - OTHER - 0.6%
Reed Elsevier Capital,
  5.75% - 2008(2) ...........................       5,000       4,387
Von Hoffman Press, Inc.,
  10.875% - 2007 ............................      50,000      45,000
World Color Press, Inc.,
  8.375% - 2008 .............................      50,000      50,250
                                                            ---------
                                                               99,637

CONSUMER PRODUCTS - 0.6%
Corning Consumer Product,
  9.625% - 2008 .............................      50,000       6,500
Duane Reade, Inc., 9.25% - 2008 .............      35,000      35,350
Revlon Consumer Products,
  12.00% - 2005 .............................      50,000      49,688
                                                            ---------
                                                               91,538

ELECTRIC - 2.1%
AES Corporation,
  8.875% - 2011 .............................      50,000      44,000
Calpine Corporation:
  8.75% -2007 ...............................      25,000      22,563
  8.625% -2010 ..............................      65,000      59,047
  8.50% -2011 ...............................      10,000       9,100
CMS Energy Corporation:
  7.625% - 2004 .............................      25,000      24,885
  9.875% - 2007 .............................      10,000      10,613
  8.90% -2008 ...............................      15,000      15,016
  7.50% -2009 ...............................      35,000      34,260
Mirant Americas Generator, LLC,
  7.20% -2008 ...............................      65,000      57,395
Western Resources, Inc.,
  7.125% - 2009 .............................      50,000      45,704
                                                            ---------
                                                              322,583



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


                                                PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
---------------------------                     ---------   ---------
ENERGY - OTHER - 0.3%
Energy Corporation of America,
  9.50% - 2007 ..............................   $  75,000   $  50,625

ENERGY - REFINING - 0.8%
Clark Refining & Marketing, Inc.:
  8.375% - 2007 .............................      60,000      51,600
  8.625% - 2008 .............................      20,000      17,200
Frontier Oil Corporation:
  9.125% - 2006 .............................      20,000      20,500
  11.75% - 2009 .............................      20,000      21,200
Tesoro Petroleum Corporation,
  9.625% - 2008 .............................      20,000      20,750
                                                            ---------
                                                              131,250

ENTERTAINMENT - 0.1%
Hasbro, Inc., 8.50% - 2006 ..................      10,000      10,125

ENVIRONMENTAL - 0.5%
Allied Waste North America, Inc.:
  7.625% - 2006 .............................      40,000      39,500
  8.875% - 2008 .............................      35,000      36,050
  10.00% - 2009 .............................      10,000      10,300
                                                            ---------
                                                               85,850

FINANCIAL - NONCAPTIVE -
  CONSUMER - 1.5%
Ford Motor Credit Company,
  6.70% -2004 ...............................     110,000     111,545
General Motors Acceptance
  Corporation, 6.875% - 2011 ................     100,000      97,956
Household Finance Corporation,
  6.375% - 2011 .............................      10,000       9,675
International Lease Finance
  Corporation, 4.125% - 2004(2) .............       5,000       4,420
Toyota Motor Credit Corporation,
  4.75% - 2005(2) ...........................      35,000      15,945
                                                            ---------
                                                              239,541

FINANCIAL - NONCAPTIVE -
  DIVERSIFIED - 0.1%
Associates Corporation North
America, 2.22% - 2002(3) ....................      15,000      15,009

FINANCIAL - OTHER - 2.6%
BNP US Funding, LLC,
  7.738% - 2049 .............................     100,000     105,375
Natexis Ambs Company, LLC,
  8.44% -2049 ...............................     100,000     105,135
Socgen Real Estate Company, LLC,
  7.64% - 2049(3) ...........................     100,000     103,125
Sun Life Canada (US) Capital
Trust, 8.526% - 2049 ........................     100,000     102,125
                                                            ---------
                                                              415,760

                                                PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
---------------------------                     ---------   ---------
FOOD - 0.1%
Royster Clark AgriBusiness, Inc.,
  10.25% - 2009 .............................   $  15,000   $   9,600

GAMING - 1.0%
Harrahs Operating Company, Inc.,
  8.00% -2011 ...............................      25,000      25,753
MGM Mirage, Inc.,
  8.375% - 2011 .............................      55,000      54,313
Station Casinos,
  8.875% - 2008 .............................      50,000      49,000
True Temper Sports, Inc.,
  10.875% - 2008 ............................      20,000      20,200
                                                            ---------
                                                              149,266

HEALTH CARE - 4.3%
Alaris Medical, Inc.:
  9.75% -2006 ...............................      80,000      76,000
  0.00%-2008(4) .............................      50,000      31,000
AmerisourceBergen Corporation,
  8.125% - 2008 .............................       5,000       5,125
Beckman Instruments,
  7.45% -2008 ...............................      40,000      42,014
Beverly Enterprises, Inc.,
  9.625% - 2009 .............................      40,000      42,000
Bio-Rad Labs,
  11.625% - 2007 ............................      55,000      60,913
Columbia HCA Healthcare,
  7.25% -2008 ...............................      20,000      20,420
Conmed Corporation,
  9.00% -2008 ...............................      55,000      56,100
Dade International, Inc.,
  11.125% - 2006* ...........................     110,000      46,200
DJ Orthopedics, LLC/CAP,
  12.625% - 2009 ............................      50,000      55,750
Manor Care, Inc.,
  8.00% - 2008 ..............................       5,000       5,175
Mediq, Inc., 11.00% - 2008* .................      50,000          --
Radiologix, Inc.,
  10.50% - 2008 .............................      35,000      34,825
Tenet Healthcare Corporation,
  8.125% - 2008 .............................      25,000      26,375
Triad Hospitals Holdings:
  8.75% - 2009 ..............................      35,000      36,487
  11.00% - 2009 .............................      25,000      27,375
UnitedHealth Group, Inc.,
  7.50% - 2005 ..............................      70,000      74,500
Universal Hospital Services,
  10.25% - 2008 .............................      30,000      29,250
                                                            ---------
                                                              669,509



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


                                                PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
---------------------------                     ---------   ---------
HOME CONSTRUCTION - 1.0%
Beazer Homes USA,
  8.875% - 2008 .............................   $  60,000   $  62,100
Del Webb Corporation,
  10.25% - 2010 .............................      20,000      21,450
KB HOME, 9.50%-2011 .........................      35,000      35,700
Standard Pacific Corporation,
  8.50% -2009 ...............................      35,000      33,600
                                                            ---------
                                                              152,850

INDUSTRIAL - OTHER - 0.5%
Hexcel Corporation,
  9.75% -2009 ...............................      25,000      14,000
Numatics, Inc., 9.625% - 2008 ...............      50,000      17,500
P & L Coal Holdings Corporation,
  9.625% - 2008 .............................      41,000      43,972
                                                            ---------
                                                               75,472

INSURANCE - LIFE - 1.4%
Conseco, Inc.:
  9.00% - 2006 ..............................       5,000       2,200
  10.75% - 2008 .............................      60,000      26,640
Liberty Mutual Insurance,
  7.697% - 2097 .............................      70,000      53,550
Torchmark Corporation,
  6.25% - 2006 ..............................      75,000      74,909
UnumProvident Corporation,
  7.625% - 2011 .............................      60,000      62,305
                                                            ---------
                                                              219,604

INSURANCE - PROPERTY & CASUALTY - 1.9%
Ace Capital Trust II,
  9.70% - 2030 ..............................     100,000     118,625
American Financial Group,
  7.125% - 2009 .............................     100,000      88,250
Everest Reinsurance Holdings
  Company, 8.75% - 2010 .....................      80,000      87,785
                                                            ---------
                                                              294,660

LODGING - 0.1%
John Q. Hammons Hotels,
  8.875% - 2004 .............................      20,000      19,500

MEDIA - CABLE - 3.0%
Adelphia Communications Corporation:
  9.875% - 2007 .............................      15,000      14,869
  8.375% - 2008 .............................      50,000      46,312
  7.75% -2009 ...............................      15,000      13,669
  10.875% - 2010 ............................      25,000      25,531
Charter Communications
  Holdings, LLC:
  8.25% -2007 ...............................      25,000      24,031
  10.00% - 2009 .............................      25,000      25,656
  0.00% - 2011(4) ...........................      40,000      26,400
  10.00% - 2011 .............................      55,000      55,963



                                                PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
---------------------------                     ---------   ---------
MEDIA - CABLE (CONTINUED)



Classic Cable, Inc.,
  10.50% - 2010* ............................   $  30,000   $   7,500
CSC Holdings, Inc.,
  8.125% - 2009 .............................      35,000      35,966
FrontierVision Holdings, L.P.,
  11.875% - 2007 ............................      20,000      20,975
Insight Communications,
  0.00% - 2011(4) ...........................      20,000      11,800
Insight Midwest:
  9.75% -2009 ...............................      65,000      68,575
  10.50% - 2010 .............................      10,000      10,800
Medicacom Broadband, LLC,
  11.00% - 2013 .............................      10,000      10,975
Medicacom, LLC/Capital
  Corporation, 9.50% - 2013 .................      25,000      25,937
NTL, Inc., 10.00% - 2007 ....................      15,000       5,100
Telewest Communications,
  11.25% - 2008 .............................      55,000      40,150
                                                            ---------
                                                              470,209

MEDIA - NON-CABLE - 2.0%
Echostar DBS Corporation:
  9.125% - 2009 .............................      15,000      15,038
  9.375% - 2009 .............................      70,000      72,100
Gray Communications System, Inc.,
  10.625% - 2006 ............................      20,000      21,025
Liberty Media Corporation,
  7.75% - 2009 ..............................      50,000      50,878
News America Holdings,
  7.375% - 2008 .............................     100,000     105,000
STC Broadcasting, Inc.,
  11.00% - 2007 .............................      40,000      33,200
Young Broadcasting, Inc.,
  10.00% - 2011 .............................      20,000      18,600
                                                            ---------
                                                              315,841

METALS - 1.1%
AK Steel Corporation:
  9.125% - 2006 .............................      20,000      20,450
  7.875% - 2009 .............................      25,000      24,500
American Standard, Inc.,
  7.375% - 2008 .............................      15,000      15,150
Bayou Steel Corporation,
  9.50% - 2008 ..............................      40,000      21,200
Century Aluminum Company,
  11.75% - 2008 .............................      15,000      15,525
National Steel Corporation,
  9.875% - 2009 .............................      60,000      21,000
Silgan Holdings, Inc.,
  9.00% -2009 ...............................      25,000      25,500
United States Steel, LLC,
  10.75% - 2008 .............................      35,000      33,425
Weirton Steel Corporation,
  11.375% - 2004 ............................      35,000       3,544
                                                            ---------
                                                              180,294



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


                                                     PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT       VALUE
---------------------------                          ---------   ---------
OIL FIELD SERVICES - 0.7%
Forest Oil Corporation,
  8.00% -2008 ....................................   $  15,000   $  15,075
Parker Drilling Company,
  9.75% -2006 ....................................      45,000      44,775
Plains Resources, Inc.,
  10.25% - 2006 ..................................      15,000      15,150
Pride International, Inc.,
  10.00% - 2009 ..................................      25,000      27,125
                                                                 ---------
                                                                   102,125

PACKAGING - 0.7%
Fonda Group, Inc.,
  9.50% - 2007 ...................................      25,000      22,500
Owens-Illinois, Inc.:
  7.85% -2004 ....................................      45,000      43,650
  8.10% -2007 ....................................      20,000      18,500
  7.50% -2010 ....................................      30,000      26,850
                                                                 ---------
                                                                   111,500

PAPER - 0.7%
Abitibi-Consolidated Finance, Inc.,
  7.875% - 2009 ..................................      30,000      29,830
Caraustar Industries, Inc.,
  9.875% - 2011 ..................................      45,000      47,025
International Paper,
  5.375% - 2006(2) ...............................      15,000      13,154
Stone Container Corporation,
  9.25% -2008 ....................................      22,000      23,210
                                                                 ---------
                                                                   113,219

PHARMACEUTICALS - 0.2%
Warner Chilcott, Inc.,
  12.625% - 2008 .................................      25,000      27,250
PIPELINES - 0.2%
Dynegy Holdings, Inc.,
  6.875% - 2011 ..................................      40,000      33,981

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Avalonbay Communities, Inc.,
  7.50% -2010 ....................................     100,000     104,372

RETAILERS - 0.5%
J. C. Penney Company, Inc.,
  7.375% - 2008 ..................................      40,000      38,224
Sealy Mattress Company,
  0.00% - 2007(4) ................................      50,000      43,250
                                                                 ---------
                                                                    81,474

SERVICES - 0.4%
Iron Mountain, Inc.,
  8.25% -2011 ....................................      50,000      51,000
IT Group, Inc.,
  11.25% - 2009 ..................................      60,000      10,800
                                                                 ---------
                                                                    61,800

                                                     PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT       VALUE
---------------------------                          ---------   ---------


SUPERMARKETS - 0.5%
Rite Aid Corporation:
  7.125% - 2007 ..................................   $  65,000   $  52,325
  11.25% - 2008 ..................................      20,000      19,600
                                                                 ---------
                                                                    71,925

TECHNOLOGY - 2.1%
Amkor Technologies, Inc.:
  9.25% -2006 ....................................      90,000      85,950
  9.25% -2008 ....................................      10,000       9,450
Fairchild Semiconductor,
  10.125% - 2007 .................................      70,000      71,750
Hewlett-Packard Company,
  5.75% -2006 ....................................     110,000     108,893
International Business Machines
  Corporation,
  3.46% - 2002(2,3) ..............................      20,000      17,822
SCG Holdings Corporation,
  12.00% - 2009 ..................................      65,000      22,750
Viasystems, Inc., 9.75% - 2007 ...................      35,000      10,500
                                                                 ---------
                                                                   327,115

TELECOMMUNICATIONS - 3.3%
Alaska Communications Systems
  Holdings, Inc., 9.375% - 2009 ..................      20,000      19,800
Crown Castle International
  Corporation:
  0.00% - 2007(4) ................................      35,000      29,400
  9.00% -2011 ....................................      25,000      22,375
Exodus Communications:
  11.25% - 2008* .................................      15,000       2,700
  10.75% - 2009* .................................      45,000       8,100
  11.625% - 2010* ................................      70,000      12,600
Hyperion Telecommunications,
  12.25% - 2004 ..................................      50,000       6,000
Iridium LLC/Capital Corporation,
  14.00% - 2005* .................................      50,000       2,250
ITC/\Deltacom, Inc.:
  11.00% - 2007 ..................................       5,000       2,100
  9.75% -2008 ....................................      25,000       9,250
KMC Telecom Holdings, Inc.,
  0.00% -2008(4) .................................      25,000       1,000
Level 3 Communications:
  9.125% - 2008 ..................................      35,000      16,450
  10.75% - 2008(2) ...............................       5,000       2,092
Lin Holdings Corporation,
  0.00% - 2008(4) ................................      80,000      50,400
Lucent Technologies, Inc.,
  7.25% -2006 ....................................      95,000      81,225
McLeodUSA, Inc.:
  9.25% -2007 ....................................      40,000       8,400
  8.375% - 2008 ..................................      35,000       7,438
  9.50% -2008 ....................................      45,000       9,450



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


CORPORATE                                       PRINCIPAL      MARKET
BONDS (CONTINUED)                                 AMOUNT       VALUE
-----------------                               ----------   ----------
TELECOMMUNICATIONS (CONTINUED)
Nextel Communications:
  0.00% - 2007(4) ...........................   $   55,000   $   39,325
  9.375% - 2009 .............................       65,000       51,350
Nextlink Communications,
  0.00% - 2009(4) ...........................       65,000        4,875
NTL Communications Corporation,
  0.00% - 2008(4) ...........................       50,000       12,500
RCN Corporation,
  0.00% - 2007(4) ...........................       20,000        5,900
Telecommunications Techniques
  Company, LLC, 9.75% - 2008 ................       30,000        9,000
Time Warner Telecom, LLC:
  9.75% - 2008 ..............................       20,000       16,050
  10.125% - 2011 ............................       75,000       60,187
Williams Communications Group, Inc.:
  11.70% - 2008 .............................       45,000       18,450
  10.875% - 2009 ............................       25,000       10,250
Winstar Communications:
  12.50% - 2008* ............................       45,000           56
  12.75% - 2010* ............................       55,000           69
                                                             ----------
                                                                519,042
TEXTILE - 0.1%
Westpoint Stevens, Inc.,
  7.875% - 2008 .............................       50,000       15,500

TRANSPORTATION - OTHER - 0.3%
United Rentals, Inc.,
  9.00% - 2009 ..............................       50,000       48,750
                                                             ----------
  Total corporate bonds - 43.1%  ............                 6,749,799

MUNICIPAL BONDS - 0.3%
OTHER TERRITORIES
Santa Fe de Bogota D.C.,
  9.50% -2006 ...............................       40,000       39,950

U.S. GOVERNMENT & GOVERNMENT
  AGENCIES - 0.6%
U.S. Treasury Inflation Index Note,
  3.625% - 2002 .............................      100,015      100,937

ASSET BACKED SECURITIES
AUTO - 0.4%
ANRC Auto Owner Trust
  2000-A A2, 7.00% - 2003 ...................          908          909
Associates Auto Receivables Trust
  2000-2 A2, 6.79% - 2003 ...................        2,067        2,073
CARCO Auto Loan Master Trust,
  1999-1 A2, 5.78% - 2004 ...................       10,000       10,054
First Security Auto Owner Trust,
  2000-2 A2, 6.80% - 2003 ...................        1,970        1,982

ASSET BACKED                                                   PRINCIPAL     MARKET
SECURITIES (CONTINUED)                                          AMOUNT       VALUE
----------------------                                         ---------   ---------
AUTO (CONTINUED)
Harley-Davidson Eaglemark
  Motorcycle Trust:
  1998-1 A2, 5.94% - 2004 ..................................   $   3,578   $   3,609
  2000-1 A1, 6.88% - 2004 ..................................       2,218       2,244
Honda Auto Lease Trust,
  1999-A A5,
  6.65% - 2005 .............................................      10,000      10,141
Honda Auto Receivables Owner
  Trust, 2000-1 A2,
  6.65% - 2002 .............................................       3,072       3,086
Toyota Auto Receivables Owner
  Trust, 2000-B A2,
  6.75% -2003 ..............................................       3,369       3,394
Toyota Auto Receivables Owner
  Trust, 1.96% -2003(3) ....................................      18,706      18,703
USAA Auto Loan Grantor Trust,
  1999-1 A, 6.10% - 2006 ...................................       6,311       6,468
                                                                           ---------
                                                                              62,663

CREDIT CARDS - 0.1%
Citibank Credit Card Master Trust,
  1997-2 A, 6.55% - 2004 ...................................      10,000      10,055
Discover Card Master Trust I,
  1999-2 A, 5.90% - 2004 ...................................      10,000      10,110
                                                                           ---------
                                                                              20,165

STUDENT LOANS - 0.1%
SLMA 2000-1 A1L,
  2.44% - 2008(3) ..........................................      13,196      13,212

OTHER - 0.0%
P P & L Transition Bond Company,
  LLC, 1999-1 A2, 6.41% - 2003 .............................       1,676       1,676
                                                                           ---------
  Total asset backed securities - 0.6% .....................                  97,716

MORTGAGE BACKED SECURITIES
PASS THRU'S - 1.2%
Federal National Mortgage
  Association:
  #590087, 7.00% - 2016 ....................................     187,295     193,937

OTHER NON-AGENCY - 0.1%
Holmes Financing plc Series 4,
  Class 1A, 2.62% - 2015(3) ................................      10,000       9,996
Residential Funding Mortgage
  Sec. I, 1994-S8 A3,
  6.00% - 2009 .............................................       2,853       2,856
                                                                           ---------
                                                                              12,852
                                                                           ---------
  Total mortgage backed securities - 1.3%  .................                 206,789



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


FOREIGN                                                         PRINCIPAL     MARKET
CORPORATE BONDS                                                  AMOUNT       VALUE
---------------                                                ----------   ----------
AUSTRALIA - 0.1%
Bulong Operations Property, Ltd.,
  12.50% - 2008* ...........................................   $   10,000   $        0
National Australia Bank, Ltd.,
  2.016% - 2002(3) .........................................       20,000       20,007
                                                                            ----------
                                                                                20,007

BERMUDA - 0.3%
FLAG Telecom Holding, Ltd.:
  8.25% -2008 ..............................................       50,000       34,000
  11.625% - 2010 ...........................................       20,000        8,400
Global Crossing Holdings, Ltd.,
  9.125% - 2006 ............................................       45,000        5,175
                                                                            ----------
                                                                                47,575

CANADA - 3.6%
Air Canada, 10.25% - 2011 ..................................       50,000       31,937
Canadian Forest Oil, Ltd.,
  8.75% -2007 ..............................................       35,000       35,875
Consumers International,
  10.25% - 2005* ...........................................       70,000       26,600
Domtar, Inc., 7.875% - 2011 ................................       40,000       41,603
GT Group Telecom, Inc.,
  0.00% - 2010(4) ..........................................      100,000       13,000
Husky Oil, Ltd., 7.55% - 2016 ..............................       80,000       78,000
Nortel Networks, Ltd.,
  6.125% - 2006 ............................................       35,000       28,637
Pacifica Papers, Inc.,
  10.00% - 2009 ............................................       50,000       53,750
Paperboard Industrial International,
  Inc., 8.375% -2007 .......................................       25,000       23,750
Potash Corporation of Saskatchewan,
  Inc., 7.75% - 2011 .......................................       15,000       15,879
Quebecor Media, Inc.:
  0.00% - 2011(4) ..........................................       80,000       48,500
  11.125% - 2011 ...........................................       40,000       42,700
Rogers Cantel, Inc.:
  9.375% - 2008 ............................................       25,000       25,750
  9.75% - 2016 .............................................       10,000        9,900
Rogers Communications, Inc.,
  8.875% - 2007 ............................................       25,000       25,375
Rogers Wireless Communications,
  Inc., 9.625% - 2011 ......................................       40,000       41,200
Tembec Industries:
  8.625% - 2009 ............................................       25,000       26,000
  8.50% - 2011 .............................................        5,000        5,175
                                                                            ----------
                                                                               573,631

CAYMAN ISLANDS - 0.3%
PDVSA Finance, Ltd.,
  8.50% -2012 ..............................................       50,000       45,500

FRANCE - 0.1%
France Telecom,
  7.50% - 2011(2,3) ........................................        7,000       10,714

FOREIGN                                                         PRINCIPAL     MARKET
CORPORATE BONDS (CONTINUED)                                      AMOUNT       VALUE
---------------------------                                    ----------   ----------
JAPAN - 0.1%
Chohung Bank Company, Ltd.,
  11.50% - 2010(3) .........................................   $   20,000   $   21,728

KENYA - 0.5%
Seagate Technology International,
  12.50% - 2007 ............................................       65,000       72,800

KOREA - 1.3%
Korea Development Bank:
  7.125% - 2004 ............................................      130,000      137,497
  7.25% -2006 ..............................................       70,000       74,438
                                                                            ----------
                                                                               211,935

LUXEMBOURG - 0.7%
Tyco International Group S.A.:
  4.15% -2003(3) ...........................................       10,000        9,969
  7.00% -2028 ..............................................      100,000       96,746
                                                                            ----------
                                                                               106,715

MEXICO - 0.5%
Pemex Master Trust,
  7.75% - 2007(2) ..........................................       15,000       13,757
Petroleos Mexicanos,
  9.50% - 2027 .............................................       65,000       68,738
                                                                            ----------
                                                                                82,495

NETHERLANDS - 0.1%
United Pan - Europe
  Communications N.V.:
  10.875% - 2009 ...........................................       40,000        5,200
  11.50% - 2010 ............................................       25,000        3,250
                                                                            ----------
                                                                                 8,450

UNITED KINGDOM - 0.6%
Marconi Corporation plc,
  7.75% - 2010 .............................................       55,000       28,739
Telewest Communications plc,
  9.875% - 2010 ............................................       40,000       28,000
Xerox Capital (Europe) plc,
  5.875% - 2004 ............................................       40,000       35,678
                                                                            ----------
                                                                                92,417
                                                                            ----------
  Total foreign corporate bonds - 8.2% .....................                 1,293,967

FOREIGN GOVERNMENT BONDS
ARGENTINA - 0.3%
Republic of Argentina,
  0.00% - 2004(4) ..........................................      105,000       44,100

AUSTRALIA - 0.3%
Australia Government,
  6.50% - 2013(2) ..........................................       90,000       47,334

BRAZIL - 3.0% Republic of Brazil:
  9.625% - 2005 ............................................       55,000       51,975
  11.25% - 2007 ............................................       70,000       66,325
  8.00% - 2014(3) ..........................................      280,761      213,729
  6.00% - 2024(3) ..........................................      100,000       67,500



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


FOREIGN GOVERNMENT                                    PRINCIPAL       MARKET
BONDS (CONTINUED)                                      AMOUNT         VALUE
------------------                                   -----------   -----------
BRAZIL (CONTINUED)
  8.875% - 2024 ..................................   $    20,000   $    13,300
  11.00% - 2040 ..................................        68,000        52,360
                                                                   -----------
                                                                       465,189

BULGARIA - 1.2%
Bulgaria Government:
  4.562% - 2011(3) ...............................       118,800       103,356
  4.562% - 2024(3) ...............................       105,000        93,187
                                                                   -----------
                                                                       196,543

CANADA - 0.3%
Canada Government:
  5.50% - 2010(2) ................................        55,000        34,870
  5.75% - 2029(2) ................................        25,000        15,865
                                                                   -----------
                                                                        50,735

CHILE - 0.2%
Republic of Chile,
  7.125% - 2012 ..................................        25,000        25,456

CHINA - 0.3%
People's Republic of China,
  6.80% -2011 ....................................        50,000        52,055

COLOMBIA - 1.3%
Republic of Colombia:
  11.25% - 2005(2) ...............................        40,000        37,204
  9.75% -2011 ....................................        72,702        76,155
  10.00% - 2012 ..................................        35,000        34,563
  11.75% - 2020 ..................................        50,000        49,750
                                                                   -----------
                                                                       197,672

DENMARK - 0.2%
Kingdom of Denmark,
  7.00% - 20042 ..................................       262,000        33,515

DOMINICAN REPUBLIC - 0.3%
Dominican Republic,
  9.50% -2006 ....................................        40,000        40,800

ECUADOR - 0.7%
Republic of Ecuador:
  12.00%-2012  ...................................        15,000        11,011
  5.00% - 2030(3) ................................       200,000        94,733
                                                                   -----------
                                                                       105,744

EGYPT - 0.5%
Republic of Egypt,
  8.75% - 2011 ...................................        75,000        73,177

FRANCE - 1.0%
Government of France O.A.T,
  5.25% - 20082 ..................................        65,000        59,502
French Treasury Note,
3.50% - 20042 ....................................       120,000       106,070
                                                                   -----------
                                                                       165,572

FOREIGN                                               PRINCIPAL        MARKET
GOVERNMENT BONDS (CONTINUED)                           AMOUNT          VALUE
----------------------------                          ----------     ----------

GERMANY - 6.2%
Bundesrepublic Deutschland:
  3.75% - 2003(2) ................................   $   270,000   $   241,189
  6.875% - 2005(2) ...............................       115,000       110,856
  6.00% - 2007(2) ................................        90,000        85,890
  5.25% - 2011(1,2) ..............................       450,000       409,936
  6.50% - 2027(2) ................................       120,000       121,587
                                                                   -----------
                                                                       969,458

GUATEMALA - 0.4%
Republic of Guatemala,
  10.25% - 2011 ..................................        60,000        63,300

ITALY - 0.6%
Republic of Italy BTPS:
  4.00% - 2004(2) ................................        30,000        26,759
  6.50% - 2027(2) ................................        70,000        69,194
                                                                   -----------
                                                                        95,953

JAMAICA - 0.3%
Government of Jamaica,
  11.625% - 2022 .................................        55,000        53,350

JAPAN - 3.5%
Government of Japan:
  #195, 2.40% - 2007(2) ..........................    20,300,000       169,784
  #213, 1.40% - 2009(2) ..........................    38,400,000       301,507
  #227, 1.60% - 2011(2) ..........................    10,700,000        84,034
                                                                   -----------
                                                                       555,325

KOREA - 0.7%
Republic of Korea,
  8.875% - 2008 ..................................       100,000       115,193

MALAYSIA - 1.5%
Malaysia, 7.50% - 2011 ...........................       225,000       235,106

MEXICO - 3.9%
United Mexican States:
  9.875% - 2010 ..................................        40,000        44,320
  8.375% - 2011 ..................................       145,000       150,437
  6.25% -2019 ....................................       290,000       270,740
  8.125% - 2019 ..................................        70,000        68,180
  11.50% - 2026 ..................................        35,000        44,590
  8.30% -2031 ....................................        40,000        39,300
                                                                   -----------
                                                                       617,567

NEW ZEALAND - 0.1%
New Zealand Government,
  6.00% - 2011(2) ................................        25,000         9,792

PAKISTAN - 0.1%
Islamic Republic of Pakistan,
  10.00% - 2005 ..................................        20,000        18,050

PANAMA - 1.1%
Republic of Panama:
  9.625% - 2011 ..................................       100,000       102,000
  4.75% - 2014(3) ................................        48,148        42,662
  8.875% - 2027 ..................................        30,000        27,600
                                                                   -----------
                                                                       172,262



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES K (GLOBAL STRATEGIC INCOME) (CONTINUED)


FOREIGN GOVERNMENT                                PRINCIPAL      MARKET
BONDS (CONTINUED)                                   AMOUNT       VALUE
------------------                                ----------   ----------
PERU - 0.8%
Republic of Peru,
  4.00% - 2017(3) .............................   $  180,000   $  128,120

PHILIPPINES - 1.5%
Republic of Philippines:
  9.375% - 2006(2) ............................       30,000       27,217
  9.875% - 2019 ...............................       55,000       52,319
  9.50% -2024 .................................       70,000       72,800
  10.625% - 2025 ..............................       82,000       80,360
                                                               ----------
                                                                  232,696

POLAND - 0.7%
Republic of Poland,
  6.00% - 2014(3) .............................      108,900      108,083

RUSSIA - 3.7%
Russia Federation:
  3.00% -2003 .................................       20,000       18,125
  11.75% - 2003 ...............................       50,000       53,375
  8.75% -2005 .................................       60,000       59,550
  10.00% -2007 ................................       50,000       49,313
  8.25% -2010 .................................       96,500       83,955
  12.75% -2028 ................................       45,000       48,937
  5.00% - 2030(3) .............................      467,500      271,306
                                                               ----------
                                                                  584,561

SOUTH AFRICA - 0.2%
Republic of South Africa,
  8.50% -2017 .................................       35,000       34,300

SWEDEN - 1.5%
Swedish Government,
  3.50% - 2006(2) .............................    2,700,000      243,413

TRINIDAD & TOBAGO - 0.3%
Republic of Trinidad & Tobago,
  9.875% - 2009 ...............................       35,000       39,853

TURKEY - 1.3%
Republic of Turkey:
  11.375% - 2006 ..............................       25,000       25,250
  11.875% - 2030 ..............................      180,000      173,700
                                                               ----------
                                                                  198,950

UKRAINE - 0.6%
Ukraine Government,
  11.00% - 2007 ...............................       94,000       89,638

UNITED KINGDOM - 1.3%
United Kingdom Government Treasury:
  6.50% - 2003(2) .............................       82,000      123,102
  7.50% - 2006(2) .............................        5,000        8,019
  6.25% - 2010(2) .............................       15,000       23,546
  4.25% - 2032(2) .............................       42,000       56,585
                                                               ----------
                                                                  211,252

                                                                     PRINCIPAL
                                                                     AMOUNT OR
FOREIGN GOVERNMENT                                                    NUMBER         MARKET
BONDS (CONTINUED)                                                    OF SHARES       VALUE
------------------                                                  -----------   -----------
VENEZUELA - 1.0%
Republic of Venezuela:
  2.875% - 2007(3) ..............................................   $   142,855   $   101,054
  9.25% -2027 ...................................................   $    80,000        50,400
                                                                                  -----------
                                                                                      151,454

VIETNAM, SOCIALIST REPUBLIC OF - 0.1%
Socialist Republic of Vietnam,
  3.25% - 2028(3) ...............................................   $    25,000        11,125
                                                                                  -----------
  Total foreign government bonds - 41.0% ........................                   6,436,693

OPTIONS PURCHASED - 0.0%
JPY Put Option, expires
  06-06-02, strike
  price 128.00 ..................................................        30,000         1,189

WARRANTS - 0.0%
GT Group Telecom ................................................            40           200

REPURCHASE AGREEMENT - 2.8%
SBC Warburg Treasury Repurchase
  Agreement, 1.69%, 01-02-02
  (Collateralized by U.S. Treasury
  Bond, 8.75%, 05-15-17
  with a value of $444,040) .....................................   $   432,000       432,000
                                                                                  -----------
  Total investments - 97.9% .....................................                  15,359,240
  Cash and other assets, less liabilities - 2.1% ................                     336,113
                                                                                  -----------
  Total net assets - 100.0% .....................................                 $15,695,353
                                                                                  ===========

The identified cost of investments owned at December 31, 2001 was $16,029,132 for federal income tax purposes.

*    Non-income producing security

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) Principal amount on foreign bond is reflected in local currency (e.g. Danish Krone) while market value is reflected in U.S. dollars.

(3) Variable rate security. Rate indicated is rate effective at December 31, 2001.

(4) Deferred interest obligation currently zero under terms of initial offering.



--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES P (HIGH YIELD SERIES)
February 15, 2002

[PHOTO]
David Toussaint
Portfolio Manager

[SECURITY FUNDS LOGO]
ADVISOR, SECURITY
MANAGEMENT COMPANY

TO OUR CONTRACTHOLDERS:

The High Yield Series of SBL Fund performed very well relative its peers in 2001. The Series earned a positive return of +4.43%.(1) The average return for its Lipper peer group was +1.13%, while the benchmark Lehman High Yield Index returned +5.28%.

HIGH YIELD PERFORMANCE IN 2001

The high yield bond market as a whole slightly lagged both corporate bonds and government securities for the year, but still performed quite favorably when compared to most stock indexes. During 2001, the higher quality BB- rated bonds outperformed the lower-rated bonds as bond defaults continued to increase throughout the year. 2001 was a record year for the dollar amount of defaults and more than doubled 2000's previous record high. Furthermore, the number of defaults as a percentage of issuers reached previous record highs of 10%, not seen since the last recession in 1991.

Despite the high number of defaults, the high yield market was still able to post positive numbers. Most of the defaults were already reflected into 2000's prices, lessening the impact in 2001. In addition, the market was aided by a high positive mutual fund flow of around $8 billion into the market, compared to -$4 billion the year before. There is generally a positive correlation between mutual fund flows and returns.

TELECOMMUNICATIONS TOPS NEGATIVE INFLUENCES

Telecommunications, which made up approximately 20% of the benchmark index at the start of the year, lost about 30% in 2001. Fortunately, we held an underweight position compared to the benchmark, which helped deter some loss. But we still had our share of companies falling upon difficult times during the year. Among these companies are fiber optics network provider Global Crossing Holdings, Ltd. and web-hosting company Exodus Communications, Inc. Orius Capital Corporation, which provides telecommunications infrastructure services, also performed poorly for the Series. We were able to sell our holdings in Orius and Exodus throughout the year to minimize loss.

Other sectors in the Series had their share of poorly performing companies in this recession year, as well. Textile maker WestPoint Stevens, Inc. experienced difficult times from the beginning of the year with slower sales and declining profits. The company may have begun to turn the corner as sales started to improve in the third quarter. Auto transport company Allied Holdings was also hurt in 2001 as car sales declined for the first nine months of the year. The company is currently turning the business around by restructuring its cost structure and implementing price increases. Finally, Hayes Lemmerz International, Inc., an automotive components manufacturer, went bankrupt later in the year after running into accounting irregularities.

GOOD CREDIT BETS AND BUYOUTS BOLSTER EARNINGS

Sticking with a few companies that had been beaten up in 2000 proved to be good bets for the Series, as their prices recovered in 2001. Plastic and glass packaging manufacturer Owens-Illinois, Inc. was punished severely in 2000 due to asbestos concerns, but came back strongly after these concerns were alleviated. Manufactured housing builder Oakwood Homes Corporation and home security company Protection One continued to struggle operationally in 2001 but their bond prices recovered from overly pessimistic levels in 2000.

Three significant buyouts resulted in sizable jumps in the value of three of our holdings during 2001. Real estate company CB Richard Ellis Services, Inc. was acquired in a management led buyout. In addition, wireless telecommunications company Tritel PCS agreed to be purchased by AT&T Wireless and wireline telecommunications company Intermedia Communications was acquired by Worldcom, Inc.

STRONG POSSIBILITIES IN HIGH YIELD FOR 2002

The high yield bond market has traditionally performed very well coming out of recessions, although we don't anticipate the extremely high level of returns we experienced coming out of 1991's recession. Some market strategists are anticipating high single-digit to low double- digit returns for the sector, assuming we don't experience a prolonged period of recession. We anticipate defaults to peak in the second quarter of 2002, but the effect should be minimal, as many of the defaults have already been reflected into 2001's prices. We also feel that the market will once again benefit from positive fund flows, as many pension plans and other investors are allocating more funds into high yield securities.



--------------------------------------------------------------------------------

[CLOCK]
SERIES P (HIGH YIELD SERIES)
February 15, 2002


We will continually look for the best ways to play the upcoming recovery, but not at the expense of the safety of the Series. For the past two years, we have been overweight in the higher quality BB-rated issues, and this has worked for us. During an economic recovery, lower quality issues typically outperform higher quality issues; therefore, we will likely move the Series closer to market weight as the recovery unfolds.

Sincerely,

David Toussaint
Portfolio Manager

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                      Since
                                    Inception
               1 Year    5 Years    (8-5-96)
 Series P       4.43%     4.55%       5.44%

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products. The investment manager waived its advisory fee for the period ended December 31, 1999, and in the absence of such waiver the performance quoted would be reduced.

                                     [CHART]

                          SBL P INVESTMENT INFORMATION

DATE                   INVESTMENT        DIVIDEND     PRICE         # OF SHARES     BALANCE    price     value

SNL N

08/05/1996                 10.00                      15.0000          666.6667    666.6667
          08/31/1996                                                               666.6667    16.0200    10013.3333    0.13%
          09/30/1996                                                               666.6667    15.3700    10246.6667    2.33%
          10/31/1996                                                               666.6667    15.4800    10320.0000    0.72%
          11/30/1996                                                               666.6667    15.7900    10526.6667    2.00%
          12/31/1996                                                               666.6667    15.9900    10660.0000    1.27%
          01/31/1997                                                               666.6667    16.1600    10773.3333    1.06%
          02/28/1997                                                               666.6667    16.4400    10960.0000    1.73%
          03/31/1997                                                               666.6667    16.2700    10846.6667   -1.03%
          04/30/1997                                                               666.6667    16.3600    10908.6667    0.55%
          05/31/1997                                                               666.6667    16.6900    11126.6667    2.02%
          06/30/1997                                                               666.6667    16.9820    11320.0000    1.74%
          07/31/1997                                                               666.6667    17.3100    11540.0000    1.94%
          08/31/1997                                                               666.6667    17.3700    11580.0000    0.35%
          08/16/1997                      0.4970      16.9700           19.5247    686.1913
          09/30/1997                                                               686.1913    17.1300    11754.4573    1.51%
          10/31/1997                                                               686.1913    17.2200    11816.2145    0.53%
          11/30/1997                                                               686.1913    17.3900    11932.8670    0.99%
          12/31/1997                                                               686.1913    17.6000    12078.9672    1.21%
          03/30/1998                      0.7450      17.4400           29.3126    715.5040
          03/31/1998                                                               715.5040    17.4500    12485.5442    3.38%
          06/30/1998                                                               715.5040    17.6500    12628.6460    1.15%
          09/30/1998                                                               715.5040    17.4200    12464.0790   -1.30%
          12/31/1998                      1.0650      16.8000           45.3678    760.6618
          12/31/1998                                                               760.6618    16.8000    12782.4783    2.55%
          02/25/1999                      0.0300      16.9400            1.3475    762.2093
          03/31/1999                                                               762.2093    17.0200    12972.8016    1.49%
          06/30/1999                                                               762.2093    17.0000    12957.5574   -0.12%
          09/30/1999                                                               762.2093      18.67    12858.4702   -0.76%
          12/16/1999                       1.478        15.46           72.7742    834.9835
          12/31/1999                                                               834.9835      15.51    12950.5941    0.72%
          03/31/2000                                                               834.9835      15.17    12666.6997
          06/30/2000                                                               834.9835      15.21    12700.0990   -1.93%
          09/30/2000                                                               834.9835      15.48    12925.5446    2.04%
          12/21/2000                        1.02         14.2       59.97768801    894.9612
          12/31/2000                                                               894.9612      14.25    12753.1969   -1.33%
          02/26/2001                        0.11        14.99       6.567426995    901.5286
          03/31/2001                                                               901.5286       14.8    13342.6235    4.62%
          06/30/2001                                                               901.5286      14.54    13108.2281   -1.78%
          09/30/2001                                                               801.5286       13.8    12441.0949   -5.09%
          12/27/2001                        1.17        13.57       77.72943841    979.2581
          12/31/2001                                                               979.2581       13.6    13317.9095    7.05%


LEHMAN HIGH YIELD - 8/5/96

PERIOD END          INVEST        CHARGES         VALUE          PERCENT CHANGE

08/05/1996          10,000             0          10,000                    0
08/31/1996               0             0          10,108                 1.08
09/30/1996               0             0          10,352                 2.41
10/31/1996               0             0          10,431                 0.77
11/30/1996               0             0          10,637                 1.97
12/31/1996               0             0          10,713                 0.72
01/31/1997               0             0          10,818                 0.98
02/28/1997               0             0          10,997                 1.65
03/31/1997               0             0          10,833                -1.49
04/30/1997               0             0          10,947                 1.05
05/31/1997               0             0          11,181                 2.14
06/30/1997               0             0          11,336                 1.39
07/31/1997               0             0          11,648                 2.75
08/31/1997               0             0          11,621                -0.23
09/30/1997               0             0          11,852                 1.98
10/31/1997               0             0          11,862                 0.09
11/30/1997               0             0          11,976                 0.96
12/31/1997               0             0          12,081                 0.88
01/31/1998               0             0          12,298                  1.8
02/28/1998               0             0          12,370                 0.59
03/31/1998               0             0          12,486                 0.94
04/30/1998               0             0          12,535                 0.39
05/31/1998               0             0          12,579                 0.35
06/30/1998               0             0          12,624                 0.36
07/31/1998               0             0          12,696                 0.57
08/31/1998               0             0          11,995                -5.52
09/30/1998               0             0          12,050                 0.45
10/31/1998               0             0          11,803                -2.05
11/30/1998               0             0          12,293                 4.15
12/31/1998               0             0          12,306                 0.11
01/31/1999               0             0          12,488                 1.48
02/28/1999               0             0          12,414                -0.59
03/31/1999               0             0          12,532                 0.95
04/30/1999               0             0          12,764                 1.85
05/31/1999               0             0          12,592                -1.35
06/30/1999               0             0          12,566                -0.21
07/31/1999               0             0          12,616                  0.4
08/31/1999               0             0          12,476                -1.11
09/30/1999               0             0          12,386                -0.72
10/31/1999               0             0          12,304                -0.66
11/30/1999               0             0          12,449                 1.18
12/31/1999               0             0          12,589                 1.12
01/31/2000               0             0          12,535                -0.43
02/29/2000               0             0          12,558                 0.19
03/31/2000               0             0          12,295                 -2.1
04/30/2000               0             0          12,314                 0.16
05/31/2000               0             0          12,188                -1.03
06/30/2000               0             0          12,436                 2.04
07/31/2000               0             0          12,531                 0.76
08/31/2000               0             0          12,616                 0.68
09/30/2000               0             0          12,506                -0.87
10/31/2000               0             0          12,106                  3.2
11/30/2000               0             0          116270                -3.96
12/31/2000               0             0          11,851                 1.93
01/31/2001               0             0          12,739                 7.49
02/28/2001               0             0          12,908                 1.33
03/31/2001               0             0          12,603                -2.36
04/30/2001               0             0          12,447                -1.24
05/31/2001               0             0          12,671                  1.8
06/30/2001               0             0          12,316                 -2.8
07/31/2001               0             0          12,497                 1.47
08/31/2001               0             0          12,645                 1.18
09/30/2001               0             0          11,795                -6.72
10/31/2001               0             0          12,087                 2.47
11/30/2001               0             0          12,528                 3.65
12/31/2001               0             0          12,477                -0.41
Total               10,000             0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series P (High Yield Series) on August 5, 1996 and reflects the fees and expenses of Series P. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $13,318. By comparison, the same $10,000 investment would have grown to $12,477 based on the Lehman Brothers High Yield Index's performance.

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES P (HIGH YIELD)

                                                PRINCIPAL      MARKET
CORPORATE BONDS                                   AMOUNT       VALUE
---------------                                 ----------   ----------
AEROSPACE/DEFENSE - 2.3%
Burke Industries, Inc.,
  10.00% - 2007* ............................   $  200,000   $   16,000
Sequa Corporation:
  8.875% - 2008 .............................      500,000      467,500
  9.00% - 2009 ..............................      200,000      189,000
                                                             ----------
                                                                672,500

AUTOMOTIVE - 3.5%
Allied Holdings, Inc.,
  8.625% - 2007 .............................      655,000      294,750
Autonation, Inc., 9.00% - 2008 ..............      450,000      457,875
Hayes Lemmerz International, Inc.,
  8.25% - 2008* .............................      250,000       11,250
Lear Corporation, 7.96% - 2005 ..............      250,000      253,438
                                                             ----------
                                                              1,017,313

BANKING - 2.1%
BF SAUL REIT, 9.75% - 2008 ..................      350,000      339,500
FCB/NC Capital Trust I,
  8.05% - 2028 ..............................       75,000       67,031
Golden State Holdings, Inc.,
  7.125% - 2005 .............................      200,000      200,500
                                                             ----------
                                                                607,031

BEVERAGE - 0.7%
Canandaigua Brands, Inc.,
  8.625% - 2006 .............................      200,000      206,000

BUILDING MATERIALS - 2.4%
American Plumbing & Mechanical, Inc.,
  11.625% - 2008 ............................      300,000      282,000
Knoll, Inc., 10.875% - 2006 .................       63,000       59,850
Nortek, Inc., 8.875% - 2008 .................      375,000      375,937
                                                             ----------
                                                                717,787

CHEMICALS - 4.4%
International Specialty Products, Inc.:
  9.00% - 2003 ..............................      690,000      700,350
  10.625% - 2009 ............................      375,000      375,000
Lyondell Chemical Company,
  9.50% - 2008 ..............................      225,000      222,750
                                                             ----------
                                                              1,298,100

CONSTRUCTION MACHINERY - 5.3%
AGCO Corporation,
  8.50% - 2006 ..............................      225,000      219,375
Columbus McKinnon Corporation,
  8.50% - 2008 ..............................      175,000      162,750
Navistar International,
  8.00% - 2008 ..............................      175,000      169,750
Titan Wheel International, Inc.,
  8.75% - 2007 ..............................      175,000      105,000
United Rentals, Inc.:
  9.50% - 2008 ..............................      625,000      625,000
  9.25% - 2009 ..............................      275,000      272,250
                                                             ----------
                                                              1,554,125

                                                PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)                      AMOUNT        VALUE
----------------------------                    ----------   ----------

CONSUMER CYCLICAL - OTHER - 0.0%
American Eco Corporation,
  9.625% - 2008* ............................   $  200,000   $       20

ELECTRIC - UTILITY - 3.9%
AES Corporation, 10.25% - 2006 ..............      350,000      308,000
Calpine Corporation:
  8.75% - 2007 ..............................      200,000      180,500
  8.50% - 2011 ..............................      450,000      409,486
CMS Energy Corporation,
  6.75% - 2004 ..............................       25,000       24,562
East Coast Power LLC:
  6.737% - 2008 .............................       98,044       99,114
  7.066% - 2012 .............................      117,000      115,877
                                                             ----------
                                                              1,137,539

ENERGY - OTHER - 0.3%
P&L Coal Holdings Corporation,
  8.875% - 2008 .............................       92,000       97,980

ENVIRONMENTAL - 2.2%
Allied Waste North America, Inc.,
  10.00% - 2009 .............................      625,000      643,750

FINANCIAL COMPANIES - 0.2%
Dollar Financial Group, Inc.,
  10.875% - 2006 ............................       50,000       48,500

FOOD - 1.5%
Land O Lakes, Inc.,
  8.75% - 2011 ..............................      450,000      434,250

GAMING - 5.6%
Circus Circus Enterprise,
  6.75% - 2003 ..............................      150,000      148,500
Harrahs Operating Company, Inc.,
  7.875% - 2005 .............................      325,000      337,188
Isle of Capri Casinos, Inc.,
  8.75% - 2009 ..............................      600,000      577,500
MGM Grand, Inc.,
  6.95% - 2005 ..............................      125,000      125,649
Mirage Resorts, Inc.,
  6.625% - 2005 .............................      150,000      149,881
Park Place Entertainment Corporation,
  7.875% - 2005 .............................      300,000      298,875
                                                             ----------
                                                              1,637,593

HEALTH CARE - 2.1%
Packard BioScience Company,
  9.375% - 2007 .............................       75,000       78,844
Rural/Metro Corporation,
  7.875% - 2008 .............................      150,000       79,500
Tenet Healthcare Corporation,
  8.125% - 2008 .............................      425,000      448,375
                                                             ----------
                                                                606,719



-----------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES P (HIGH YIELD) (CONTINUED)


                                                PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)                       AMOUNT       VALUE
---------------------------                     ----------   ----------
HOME CONSTRUCTION - 5.8%
D.R. Horton, Inc.,
  8.375% - 2004 .............................   $  125,000   $  126,875
M.D.C. Holdings, Inc.,
  8.375% - 2008 .............................      113,000      114,130
Meritage Corporation,
  9.75% - 2011 ..............................      425,000      438,281
NVR, Inc., 8.00% - 2005 .....................      225,000      226,969
Oakwood Homes Corporation,
  8.125% - 2009 .............................      275,000      115,500
Standard Pacific Corporation,
  8.50% - 2009 ..............................      250,000      240,000
Toll Corporation, 7.75% - 2007 ..............      100,000       97,750
WCI Communities, Inc.,
  10.625% - 2011 ............................      350,000      361,375
                                                             ----------
                                                              1,720,880

INDEPENDENT - EXPLORATION & PRODUCTION - 0.8%
Pioneer Natural, 6.50% - 2008 ...............      250,000      231,852

INSURANCE - 0.6%
GENAMERICA Capital, Inc.,
  8.525% - 2027 .............................      175,000      177,799

LODGING - 6.1%
HMH Properties:
  7.875% - 2008 .............................      275,000      253,688
  8.45% - 2008 ..............................       50,000       47,500
MeriStar Hospitality Corporation,
  9.125% - 2011 .............................      525,000      493,500
Prime Hospitality Corporation,
  9.25% - 2006 ..............................      180,000      184,500
Sun International Hotels,
  8.875% - 2011 .............................      550,000      518,375
Vail Resorts, Inc.,
  8.75% - 2009 ..............................      300,000      291,000
                                                             ----------
                                                              1,788,563

MEDIA - CABLE - 8.9%
Adelphia Communications Corporation:
  9.50% - 2004 ..............................       21,694       21,341
  8.375% - 2008 .............................      300,000      277,875
Century Communications Corporation,
  9.50% - 2005 ..............................      250,000      245,625
Charter Communications Holdings, LLC:
  8.625% - 2009 .............................      400,000      385,000
  11.125% - 2011 ............................      300,000      318,000
Diamond Holdings,
  9.125% - 2008 .............................      325,000      230,750
Jones Intercable, Inc.,
  7.625% - 2008 .............................      200,000      210,865
Mediacom LLC/Mediacom Capital Corporation,
  9.50% - 2013 ..............................      400,000      415,000
Rogers Cablesystems,
  9.625% - 2002 .............................       50,000       51,250


                                                PRINCIPAL      MARKET
CORPORATE BONDS (CONTINUED)                       AMOUNT       VALUE
---------------------------                     ----------   ----------
Media - Cable (continued)

Rogers Communications, Inc.,
  9.125% - 2006 .............................   $  450,000   $  454,500
                                                             ----------
                                                              2,610,206

MEDIA - NON-CABLE - 4.8%
Allbritton Communications Company,
  9.75% - 2007 ..............................      100,000      104,500
Emmis Communications Corporation,
  8.125% - 2009 .............................      400,000      383,000
Hollinger International Publishing,
  8.625% - 2005 .............................      725,000      729,531
K-III Communications Corporation,
  10.25% - 2004 .............................       20,000       18,900
USA Networks, Inc.,
  6.75% - 2005 ..............................      175,000      180,100
                                                             ----------
                                                              1,416,031

METALS - 0.5%
AK Steel Corporation,
  7.875% - 2009 .............................      150,000      147,000
Bulong Operations,
  12.50% - 2008* ............................      175,000           --
Wheeling-Pittsburgh Corporation,
  9.25% - 2007* .............................      100,000        1,000
                                                             ----------
                                                                148,000

OIL FIELD SERVICES - 1.4%
Hornbeck-Leevac,
  10.625% - 2008 ............................      400,000      406,000

PAPER - 3.5%
Appleton Papers, Inc.,
  12.50% - 2008 .............................      375,000      360,000
Domtar, Inc., 8.75% - 2006  .................      250,000      273,202
Norske Skog, 8.625% - 2011 ..................      375,000      389,063
                                                             ----------
                                                              1,022,265

PHARMACEUTICALS - 1.4%
AdvancePCS, 8.50% - 2008  ...................      400,000      416,000

REFINING - 0.3%
Crown Central Petroleum Corporation,
  10.875% - 2005 ............................      125,000       98,750

RETAILERS - 0.8%
Ames Department Stores, Inc.,
  10.00% - 2006* ............................      300,000        3,000
Zale Corporation,
  8.50% - 2007 ..............................      250,000      235,000
                                                             ----------
                                                                238,000

SERVICES - 0.8%
Loewen Group, Inc. - Pats,
  6.70% - 2049* .............................       75,000       41,250
Protection One Alarm,
  7.375% - 2005 .............................      250,000      205,000
                                                             ----------
                                                                246,250



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES P (HIGH YIELD) (CONTINUED)


                                                                PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                                      AMOUNT         VALUE
---------------------------                                    -----------   -----------
TECHNOLOGY - 3.9%
Flextronics International, Ltd.,
  9.875% - 2010 ............................................   $   625,000   $   656,250
Unisys Corporation,
  8.125% - 2006 ............................................       500,000       497,500
                                                                             -----------
                                                                               1,153,750

TELECOMMUNICATIONS - 10.8%
American Cellular Corporation,
  9.50% - 2009 .............................................       450,000       436,500
Call-Net Enterprises, Inc.,
  9.375% - 2009 ............................................       150,000        52,500
Crown Castle International Corporation,
  9.375% - 2011 ............................................       625,000       573,438
Exodus Communications, Inc.,
  11.625% - 2010* ..........................................       350,000        63,000
Global Crossing Holdings, Ltd.,
  9.625% - 2008 ............................................       725,000        83,375
MasTec, Inc., 7.75% - 2008 .................................       425,000       354,875
Nextel Communications:
  0.00% - 20081 ............................................       600,000       412,500
  9.375% - 2009 ............................................       400,000       316,000
Tritel PCS, Inc., 10.375% - 2011 ...........................       425,000       486,625
Williams Communication Group,Inc:
  11.70% - 2008 ............................................       375,000       153,750
  11.875% - 2010 ...........................................       550,000       225,500
                                                                             -----------
                                                                               3,158,063

TEXTILES - 0.4%
WestPoint Stevens, Inc.,
  7.875% - 2008 ............................................       425,000       131,750

TOBACCO - 1.7%
DIMON, Inc.:
  8.875% - 2006 ............................................        25,000        25,438
  9.625% - 2011 ............................................       450,000       465,750
                                                                             -----------
                                                                                 491,188

TRANSPORTATION - OTHER - 1.5%
Pegasus Aviation Lease Securitization,
  8.42% - 2030 .............................................       489,231       364,959
Teekay Shipping Corporation,
  8.32% - 2008 .............................................        65,000        66,950
                                                                             -----------
                                                                                 431,909

  Total corporate bonds - 90.5% ..........................................    26,566,463

CONVERTIBLE BOND - 0.6%
CONSTRUCTION MACHINERY
Shaw Group, Inc.,
  0.00% - 2021(1) ..........................................       375,000       190,313

                                                                     PRINCIPAL
                                                                     AMOUNT OR
                                                                      NUMBER         MARKET
PREFERRED STOCKS                                                     OF SHARES       VALUE
----------------                                                    -----------   -----------
BANKS AND CREDIT - 0.1%
California Federal Bank,
  9.125%* .......................................................         1,000   $    24,990

BROADCAST MEDIA - 1.1%
CSC Holdings, Inc., 11.125%* ....................................         1,083       114,256
Primedia, Inc., 10.00%* .........................................         4,460       205,160
                                                                                  -----------
                                                                                      319,416
                                                                                  -----------

  Total preferred stocks - 1.2% ...............................................       344,406

COMMON STOCKS
MOVIES & ENTERTAINMENT - 0.1%
Viacom, Inc. (Cl. B)* ...........................................           592        26,137

PUBLISHING & PRINTING - 0.0%
Golden Books Family Entertainment Inc.* .........................         1,416             3

UNIT INVESTMENT TRUSTS - 2.0%
Diamonds Trust, Series I ........................................         1,750       174,510
Nasdaq-100 Index Tracking Stock* ................................         3,600       140,760
SPDR Trust, Series 1 ............................................         2,450       280,084
                                                                                  -----------
                                                                                      595,354
                                                                                  -----------
  Total common stocks - 2.1%  .................................................       621,494

REPURCHASE AGREEMENT - 3.0%
United Missouri Bank,
  1.25%, 01-02-02 (Collateralized by FNMA, 01-22-02 with
  a value of $909,021) ..........................................   $   891,000       891,000
                                                                                  -----------
  Total investments - 97.4% ...................................................    28,613,676
  Cash and other assets, less liabilities - 2.6% ..............................       770,250
                                                                                  -----------
  Total net assets - 100.0% ...................................................   $29,383,926
                                                                                  ===========


The identified cost of investments owned at December 31, 2001, was $32,210,973 for federal income purposes.

*    Non-income producing security

(1) Deferred interest obligation currently zero under terms of initial offering.



--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES C (MONEY MARKET SERIES)
February 15, 2002

[SECURITY FUNDS LOGO]
ADVISOR, SECURITY MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

In 2001, money market funds in general did not receive the types of returns they have enjoyed for the past several years, but still offered positive returns in a year when many equity portfolios failed to do so. The Money Market Series of SBL Fund returned +3.75%, nearly identical to its Lipper peer group's average return of 3.73%.

FALLING INTEREST RATES A CHALLENGE FOR MONEY MARKET MANAGERS

Throughout the course of 2001, the Federal Reserve Bank's policy-making Open Market Committee (FOMC) lowered Fed Funds target interest rates 11 times in efforts to boost the struggling economy. These drops lowered the target rate a total of 4.75%. Declines of this magnitude generally make for lower returns for money market securities, and in turn, money market funds. This certainly was the case for the past 12 months.

CHARACTERISTICS OF PORTFOLIO ASSETS

By the end of 2001, we extended the average maturity of the holdings in the Money Market Series to 49 days, which is just slightly shorter than the benchmark's average maturity of 58 days. With declining interest rates, buying and holding longer-term securities allowed the fund to take advantage of higher rates for a longer period of time.

Due to general quality downgrades and credit deterioration of commercial paper, we have shifted the majority of the Fund's assets into Federal agency discount notes. About 60% of the Fund is made up of these less risky investments. We continue to hold 27% in commercial paper investments, 7% in floating rate government securities, 4% in SBA issues and 2% in funding agreements.

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

             1 Year     5 Years   10 Years
  Series C    3.75%      4.94%      4.47%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

POSITIVE OUTLOOK FOR 2002

Many economists are speculating that the FOMC may be planning one more interest rate cut for early in 2002, then possibly begin a series of rate increases. Just as rate cuts tend to punish the returns of money market funds, rate increases produce opposite results. We will monitor economic and market conditions carefully, as usual, and adjust the mix of holdings and maturity structures in the portfolio to best take advantage of changing interest rate climates. Whatever the market conditions, the money market sector remains an important investment tool and should be considered by all investors as a part of any well-balanced portfolio.

Sincerely,



Fixed Income Team


An investment in Series C is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and does not attempt to maintain a stable net asset value at $1.00 per share.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES C (MONEY MARKET)

                                                                PRINCIPAL       MARKET
COMMERCIAL PAPER                                                  AMOUNT        VALUE
----------------                                               -----------   -----------
BEVERAGES - 2.7%
Coca-Cola Company:
  1.98%, 02-21-02 ..........................................   $ 2,300,000   $ 2,294,250
  1.95%, 02-22-02 ..........................................     1,300,000     1,296,685
                                                                             -----------
                                                                               3,590,935

BUSINESS SERVICES - 2.9%
General Electric Capital Corporation,
  1.79%, 01-29-02 ..........................................     3,800,000     3,794,710

INSURANCE - 1.3% AIG Funding, Inc.,
  1.67%, 02-20-02 ..........................................     1,745,000     1,744,389

LEASING - 2.8%
International Lease Finance
  Corporation, 1.75%, 01-25-02 .............................     3,700,000     3,695,683

PHARMACEUTICALS - 2.6%
Schering Corporation,
  1.80%, 01-14-02  .........................................     3,400,000     3,397,790

PUBLISHING - 2.7%
McGraw-Hill Companies, Inc.:
  2.00%, 03-22-02  .........................................     1,500,000     1,494,075
  1.96%, 03-25-02  .........................................     2,000,000     1,991,800
                                                                             -----------
                                                                               3,485,875

TELECOMMUNICATIONS - 0.9%
Verizon Network Funding
  Corporation, 1.73%, 01-18-02 .............................     1,200,000     1,199,020

TOBACCO - 1.8%
Phillip Morris Company, Inc.,
  1.81%, 01-16-02  .........................................     2,300,000     2,298,265
                                                                             -----------
  Total commercial paper - 17.7% ...........................                  23,206,667

U.S. GOVERNMENT & AGENCIES
FEDERAL FARM CREDIT BANK - 3.9%
  1.66%, 01-15-02  .........................................     2,000,000     1,998,709
  2.00%, 02-04-02  .........................................     2,800,000     2,796,500
  1.72%, 04-04-02  .........................................       330,000       328,532
                                                                             -----------
                                                                               5,123,741

FEDERAL HOME LOAN BANK - 14.6%
  1.84%, 01-04-02  .........................................     1,965,000     1,964,852
  1.65%, 01-09-02  .........................................     2,500,000     2,499,083
  1.90%, 01-11-02  .........................................     3,000,000     2,998,417
  2.27%, 01-11-02  .........................................     2,000,000     2,000,000
  1.79%, 03-01-02  .........................................     4,000,000     3,990,000
  1.68%, 03-08-02  .........................................     3,150,000     3,140,333
  2.05%, 04-26-02  .........................................     2,600,000     2,587,000
                                                                             -----------
                                                                              19,179,685

U.S. GOVERNMENT                                  PRINCIPAL       MARKET
& AGENCIES (CONTINUED)                             AMOUNT        VALUE
----------------------                          -----------   -----------
FEDERAL HOME LOAN MORTGAGE
  COMPANY - 23.9%
  2.03%, 01-02-02 ...........................   $ 3,000,000   $ 2,999,831
  2.36%, 01-03-02 ...........................     2,400,000     2,400,000
  2.25%, 01-17-02 ...........................     2,000,000     1,997,500
  3.50%, 01-18-02 ...........................     2,600,000     2,596,750
  3.56%, 01-30-02 ...........................     1,900,000     1,897,625
  2.04%, 01-31-02 ...........................     3,000,000     2,995,893
  2.35%, 02-01-02 ...........................     3,000,000     2,996,250
  1.70%, 02-05-02 ...........................     2,000,000     1,995,286
  1.75%, 02-05-02 ...........................       828,000       828,000
  2.22%, 02-27-02 ...........................     1,500,000     1,496,250
  1.75%, 03-22-02 ...........................     1,650,000     1,643,844
  3.95%, 04-25-02 ...........................     1,100,000     1,094,500
  1.71%, 04-29-02 ...........................     3,150,000     3,132,187
  2.05%, 05-29-02 ...........................     3,400,000     3,374,500
                                                              -----------
                                                               31,448,416

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION - 16.0%
  3.55%, 01-03-02 ...........................     1,800,000     1,800,000
  1.84%, 01-08-02 ...........................     2,500,000     2,499,106
  1.81%, 02-07-02 ...........................     2,200,000     2,197,250
  2.17%, 02-11-02 ...........................     2,500,000     2,493,750
  1.97%, 02-21-02 ...........................     2,600,000     2,593,500
  3.90%, 04-05-02 ...........................     3,000,000     2,985,000
  1.81%, 06-20-02 ...........................     3,650,000     3,619,501
  1.83%, 06-27-02 ...........................     2,800,000     2,775,634
                                                              -----------
                                                               20,963,741

WORLD BANK DISCOUNT NOTE - 8.4%
  1.77%, 02-06-02 ...........................     3,000,000     2,995,041
  1.75%, 03-04-02 ...........................     4,500,000     4,487,036
  1.74%, 03-06-02 ...........................     3,500,000     3,489,588
                                                              -----------
                                                               10,971,665

SMALL BUSINESS ASSOCIATION
  POOLS - 3.9%
  #502163, 3.00%, 12-25-12(10 ...............       356,758       356,758
  #502353, 2.75%, 09-25-18(1) ...............        82,187        82,187
  #502406, 2.75%, 03-25-06(1) ...............        23,747        23,747
  #503176, 2.625%, 10-25-20(1) ..............       229,288       230,435
  #503303, 3.50%, 04-25-21(1) ...............       497,517       495,261
  #503308, 2.50%, 04-25-21(1) ...............       560,215       560,215
  #503283, 2.50%, 03-25-21(1) ...............       248,921       247,873
  #503295, 3.50%, 04-25-21(1) ...............       372,537       370,848
  #503343, 2.625%, 05-25-01(1) ..............       795,969       795,969
  #503347, 2.625%, 05-25-21(1) ..............     1,229,692     1,229,692
  #503459, 2.50%, 03-25-21(1) ...............       735,746       732,987
                                                              -----------
                                                                5,125,972



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES C (MONEY MARKET) (CONTINUED)


U.S. GOVERNMENT                                                      PRINCIPAL        MARKET
& AGENCIES (CONTINUED)                                                 AMOUNT         VALUE
----------------------                                              ------------   ------------
STUDENT LOAN MORTGAGE
  ASSOCIATION - 7.0%
  2.244%, 10-25-05(1) ...........................................   $  1,623,807   $  1,616,195
  2.43%, 10-28-06(1) ............................................      1,213,148      1,214,155
  2.414%, 01-25-07(1) ...........................................      1,928,677      1,924,759
  2.43%, 04-25-08(1) ............................................        844,230        845,057
  2.43%, 07-25-08(1) ............................................      2,053,627      2,055,865
  2.454%, 10-25-10(1) ...........................................      1,500,000      1,505,569
                                                                                   ------------
                                                                                      9,161,600
                                                                                   ------------
  Total U.S. government &
    agencies - 77.7% ............................................                   101,974,820

MISCELLANEOUS ASSETS
FUNDING AGREEMENTS - 2.3%
United of Omaha Life
  Insurance Company,
  2.24%, 01-21-02(1) ............................................      3,000,000      3,000,000

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 1.25%,
  01-02-02 (Collateralized by FNMA,
  01-22-02, with a value of
  $217,766) .....................................................        213,000        213,000
                                                                                   ------------
  Total miscellaneous assets - 2.4%  ............................                     3,213,000
                                                                                   ------------
  Total investments - 97.8% .....................................                   128,394,487
  Cash and other assets, less
    liabilities - 2.2% ..........................................                     2,882,636
                                                                                   ------------
  Total net assets - 100.0% .....................................                  $131,277,123
                                                                                   ============

The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at December 31, 2001.



--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES O (EQUITY INCOME SERIES)
February 15, 2002

[PHOTO]
Brian C. Rogers
Portfolio Manager

[T. ROWE PRICE LOGO]
SUBADVISOR,
T. ROWE PRICE ASSOCIATES, INC.

TO OUR CONTRACTHOLDERS:

The Equity Income Series of SBL Fund finished 2001 with a 12-month return of +1.32%.(1) The Series greatly outperformed the benchmark S&P 500 Stock Index, which returned -11.88% over the same period.

EXCELLENT RELATIVE PERFORMANCE IN 2002

The Series posted a single-digit gain for the year, well ahead of the pace for similarly managed portfolios. At the end of the year, financial stocks composed the largest segment in the Series at 20% of net assets, followed by industrials at 17%, consumer discretionary stocks at 13%, and energy at 11%. Chevron Texaco, Exxon Mobil, Honeywell International, Union Pacific, and BP, were our top five holdings.

The major positive contributors to performance over the year were Southern Company, Lockheed Martin, Microsoft, and H&R Block, while Unicom, Mirant, Mellon Financial, Hercules, and SBC Communications lead the list of laggards. We eliminated Heinz, Intel, and AT&T Wireless Group from the portfolio during the final months of trading, and added Qwest Communications International, Textron, and McGraw-Hill.

SUCCESS IN DIFFICULT MARKET ENVIRONMENT

Despite many negative influences on the equity markets, the Series still posted positive gains, due to careful stock selection and sector weightings. The Series was over-weight relative to the benchmark in industrial and business services, which was a positive factor for the year. Stock selection and an underweight position in the volatile information technology sector also added value to the Series. The Series also posted positive gains by holding an over-weight position in financial stocks. The only sector that did not add value relative the benchmark was materials, where stock selection negatively impacted the Series.

Overall, stocks limped across the finish line in 2001. The major market indices inched higher in December, continuing the rally that began two weeks after the terrorist attacks on September 11, although the rally ran out of steam at year-end. From their September troughs, the S&P 500 climbed 19% through the end of the year, the Dow Jones Industrial Average rose 22%, and the Nasdaq Composite surged 37%. The picture was different for the year overall. The S&P 500 and Nasdaq Composite concluded their worst two-year performances in nearly three decades, while the Dow suffered its first back-to-back losses since 1978.

The Federal Reserve (the "Fed") dominated the economic headlines throughout the year. The Fed lowered key short-term interest rates 11 times in one of the most aggressive rate-cutting campaigns in its history as it tried to lift the economy out of recession. While the tragic events of September unnerved global economies and financial markets, many economists believe that sizable doses of monetary and fiscal stimulus should help ensure stronger economic activity in 2002.

Indeed, signs emerged at the end of the year that the worst of the economic downturn may be behind us - at least in the U.S. The Conference Board's index of consumer sentiment surged in December, its first rise in six months and the largest in three years. Rising confidence in the economy suggests that consumers believe the worst of the recession could be over.



--------------------------------------------------------------------------------

[CLOCK]
SERIES O (EQUITY INCOME SERIES)
February 15, 2002

Supporting this view is the data for manufacturing activity in December, showing a transition from recession to recovery. New orders were up 6.1 percentage points to 54.9%, employment rose 4.8 percentage points to 40.5%, and production advanced 3.5 percentage points to 50.6%; together, the three indicators account for 75% of the index. While manufacturing remains in recession, the latest figures are consistent with 2% real GDP growth.

OUTLOOK

Looking ahead to 2002, we are looking for a pickup in economic activity by mid-year. The Fed appears willing to ease further if necessary, and the fiscal stimulus engendered by recent and future tax cuts should boost economic results in the year ahead. We anticipate gains in the market overall, and we are bullish about the prospects for the equity income sectors in which we invest. However, because of the sharp recovery in most markets during the fourth quarter, the gains are likely to be modest until the corporate earnings environment comes into better focus later in 2002.

Sincerely,

Brian C. Rogers
Portfolio Manager

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                      Since
                                    Inception
              1 Year     5 Years     (6-1-95)
 Series O      1.32%      10.55%      13.62%

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

                                     [CHART]

                          SBL O INVESTMENT INFORMATION

DATE                    INVESTMENT     DIVIDEND         PRICE         # OF SHARES   BALANCE        price        value
SBL O

06/01/1995                  10,000                     10.0000         1000.0000    1000.0000
          06/30/1995                                                                1000.0000     10.0600     10060.0000       0.60%
          09/30/1995                                                                1000.0000     10.7900     10790.0000       7.26%
          12/31/1995                                                                1000.0000     11.7000     11700.0000       8.43%
          03/31/1996                                                                1000.0000     12.2700     12270.0000       4.87%
          06/30/1996                                                                1000.0000     12.6300     12630.0000       2.93%
          09/16/1996                     0.0320        12.9800            2.4653    1002.4653
          09/30/1996                                                                1002.4653     13.0500     13082.1726       3.58%
          12/31/1996                                                                1002.4653     14.0100     14044.5393       7.38%
          03/31/1997                                                                1002.4653     14.4100     14445.5254       2.88%
          06/30/1997                                                                1002.4653     16.0400     16079.5439      11.31%
          09/15/1997                     0.3470        16.5600           21.0058    1023.4711
          09/30/1997                                                                1023.4711     16.9400     17337.6004       7.82%
          12/31/1997                                                                1023.4711     17.8200     18033.5607       4.01%
          03/30/1998                     0.8550        18.2600           47.9227    1071.3938
          03/31/1998                                                                1071.3938     18.3300     19638.6476       8.90%
          06/30/1998                                                                1071.3938     17.8800     19156.5204      -2.45%
          09/30/1998                                                                1071.3938     18.5300     17710.1388      -7.55%
          12/31/1998                                                                1071.3938     18.3500     19660.0754      11.01%
          02/26/1999                     1.1290        16.6000           72.8677    1144.2614
          03/31/1999                                                                1144.2614     17.0200     19475.3297      -0.94%
          06/30/1999                                                                1144.2614     19.2400     22015.5901      13.04%
          08/30/1999                                                                1144.2614     17.5800     20116.1161      -8.83%
          12/29/1999                     0.4460        17.1500           29.7575    1174.0189
          12/31/1999                                                                1174.0189     17.2700     20276.3066       0.79%
          03/31/2000                                                                1174.0189     16.7500     19684.8168
          06/30/2000                                                                1174.0189     16.7700     19688.2971      -2.80%
          09/15/2000                       1.68           16.2       121.7501093    1295.7890
          09/30/2000                                                                1295.7890     16.2200     21017.3735       6.75%
          12/31/2000                                                                1295.7890     17.6600     22883.2809       8.88%
          02/28/2001                      1.865          15.76       163.3381486    1449.1072
          03/31/2001                                                                1449.1072     15.3400     22229.3040      -2.86%
          06/30/2001                                                                1449.1072     16.2100     23490.0272       5.67%
          09/30/2001                                                                1449.1072     14.8500     21519.2416      -8.39%
          12/31/2001                                                                1449.1072     16.0000     23185.7147       7.74%

S&P 500 - 6/1/95

Period End             Invest              Charges               Values              Percent Change
06/01/1995             10,000                    0               10,000                     0
06/30/1995                  0                    0               10,232                  2.32
07/31/1995                  0                    0               10,572                  3.32
08/31/1995                  0                    0               10,598                  0.25
09/30/1995                  0                    0               11,045                  4.22
10/31/1995                  0                    0               11,006                 -0.36
11/30/1995                  0                    0               11,489                  4.39
12/31/1995                  0                    0               11,711                  1.93
01/31/1996                  0                    0               12,109                   3.4
02/29/1996                  0                    0               12,222                  0.93
03/31/1996                  0                    0               12,339                  0.96
04/30/1996                  0                    0               12,521                  1.47
05/31/1996                  0                    0               12,844                  2.58
06/30/1996                  0                    0               12,893                  0.38
07/31/1996                  0                    0               12,323                 -4.42
08/31/1996                  0                    0               12,583                  2.11
09/30/1996                  0                    0               13,291                  5.63
10/31/1996                  0                    0               13,658                  2.76
11/30/1996                  0                    0               14,690                  7.56
12/31/1996                  0                    0               14,399                 -1.98
01/31/1997                  0                    0               15,299                  6.25
02/28/1997                  0                    0               15,419                  0.78
03/31/1997                  0                    0               14,785                 -4.11
04/30/1997                  0                    0               15,668                  5.97
05/31/1997                  0                    0               16,622                  6.09
06/30/1997                  0                    0               17,366                  4.48
07/31/1997                  0                    0               18,748                  7.96
08/31/1997                  0                    0               17,698                  -5.6
09/30/1997                  0                    0               18,667                  5.48
10/31/1997                  0                    0               18,044                 -3.34
11/30/1997                  0                    0               18,879                  4.63
12/31/1997                  0                    0               19,203                  1.72
01/31/1998                  0                    0               19,415                  1.11
02/28/1998                  0                    0               20,816                  7.21
03/31/1998                  0                    0               21,882                  5.12
04/30/1998                  0                    0               22,102                  1.01
05/31/1998                  0                    0               21,722                 -1.72
06/30/1998                  0                    0               22,604                  4.06
07/31/1998                  0                    0               22,364                 -1.07
08/31/1998                  0                    0               19,130                -14.46
09/30/1998                  0                    0               20,356                  6.41
10/31/1998                  0                    0               22,011                  8.13
11/30/1998                  0                    0               23,345                  6.06
12/31/1998                  0                    0               24,690                  5.76
01/31/1999                  0                    0               25,730                  4.21
02/28/1999                  0                    0               24,927                 -3.12
03/31/1999                  0                    0               25,924                     4
04/30/1999                  0                    0               26,927                  3.87
05/31/1999                  0                    0               26,292                 -2.36
06/30/1999                  0                    0               27,751                  5.55
07/31/1999                  0                    0               26,885                 -3.12
08/31/1999                  0                    0               26,750                  -0.5
09/30/1999                  0                    0               26,017                 -2.74
10/31/1999                  0                    0               27,663                  6.33
11/30/1999                  0                    0               28,226                  2.03
12/31/1999                  0                    0               29,888                  5.89
01/31/2000                  0                    0               28,387                 -5.02
02/29/2000                  0                    0               27,849                 -1.89
03/31/2000                  0                    0               30,574                  9.78
04/30/2000                  0                    0               29,654                 -3.01
05/31/2000                  0                    0               29,045                 -2.05
06/30/2000                  0                    0               29,761                  2.47
07/31/2000                  0                    0               29,296                 -1.56
08/31/2000                  0                    0               31,116                  6.21
09/30/2000                  0                    0               29,473                 -5.28
10/31/2000                  0                    0               29,349                 -0.42
11/30/2000                  0                    0               27,035                 -7.88
12/31/2000                  0                    0               27,167                  0.49
01/31/2001                  0                    0               28,131                  3.55
02/28/2001                  0                    0               25,566                 -9.12
03/31/2001                  0                    0               23,946                 -6.33
04/30/2001                  0                    0               25,807                  7.77
05/31/2001                  0                    0               25,980                  0.67
06/30/2001                  0                    0               25,348                 -2.43
07/31/2001                  0                    0               25,098                 -0.98
08/31/2001                  0                    0               23,527                 -6.26
09/30/2001                  0                    0               21,627                 -8.07
10/31/2001                  0                    0               22,040                  1.91
11/30/2001                  0                    0               23,730                  7.67
12/31/2001                  0                    0               23,939                  0.88
Total                  10,000                    0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series O (Equity Income Series) on June 1, 1995 (date of inception), and reflects the fees and expenses of Series O. On December 31, 2001, the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $23,186. By comparison, the same $10,000 investment would have grown to $23,939 based on the S&P 500 Index's performance.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
December 31, 2001

SERIES O (EQUITY INCOME)

                                                       NUMBER         MARKET
PREFERRED STOCK                                       OF SHARES       VALUE
---------------                                      -----------   -----------
TECHNOLOGY - 0.1%
Lucent Techonologies,
  8.00% - 2031 ...................................           110   $   125,813

COMMON STOCKS
AEROSPACE/DEFENSE - 4.7%
Honeywell International, Inc. ....................       101,100     3,419,202
Lockheed Martin Corporation ......................        62,600     2,921,542
Raytheon Company .................................        29,200       948,124
Rockwell Collins, Inc. ...........................        73,300     1,429,350
                                                                   -----------
                                                                     8,718,218

AUTO PARTS & EQUIPMENT - 0.3%
TRW, Inc. ........................................        13,600       503,744

AUTOMOBILE MANUFACTURERS - 0.4%
Ford Motor Company ...............................        47,500       746,700

BANKS - 7.2%
Bank of America Corporation ......................        27,500     1,731,125
Bank One Corporation .............................        68,567     2,677,541
FleetBoston Financial
  Corporation ....................................        77,420     2,825,830
Mellon Financial Corporation .....................        70,900     2,667,258
Mercantile Bankshares
  Corporation ....................................        29,200     1,256,768
National City Corporation ........................        32,600       953,224
Wells Fargo & Company ............................        30,800     1,338,260
                                                                   -----------
                                                                    13,450,006

BUILDING PRODUCTS - 0.0%
Armstrong Holdings, Inc. .........................        16,700        56,947

COMMERCIAL PRINTING - 0.6%
R. R. Donnelley & Sons
  Company ........................................        39,700     1,178,693

COMPUTER HARDWARE - 0.9%
Compaq Computer Corporation ......................        84,900       828,624
Hewlett-Packard Company ..........................        44,700       918,138
                                                                   -----------
                                                                     1,746,762

DEPARTMENT STORES - 1.3%
J. C. Penney Company, Inc. .......................        24,900       669,810
May Department Stores
Company ..........................................        48,050     1,776,889
                                                                   -----------
                                                                     2,446,699

DISTILLER & VINTNERS - 0.9%
Brown-Forman Corporation
  (Cl.B) .........................................        25,700     1,608,820

DIVERSIFIED CHEMICALS - 2.2%
Dow Chemical Company .............................        35,000     1,182,300
E. I. du Pont de Nemours &
  Company ........................................        53,000     2,253,030
Hercules, Inc. ...................................        66,400       664,000
                                                                   -----------
                                                                     4,099,330

DIVERSIFIED COMMERCIAL SERVICES - 0.5%
Dun & Bradstreet Corporation* ....................        24,400       861,320

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ----------   ----------
DIVERSIFIED FINANCIAL SERVICES - 5.2%
American Express Company .........................       56,600   $2,020,054
Citigroup, Inc. ..................................       48,633    2,454,994
Fannie Mae .......................................       25,400    2,019,300
J. P. Morgan Chase &
  Company ........................................       53,630    1,949,451
Moody's Corporation ..............................       34,200    1,363,212
                                                                  ----------
                                                                   9,807,011

DIVERSIFIED METALS & MINING - 0.3%
Inco, Ltd.* ......................................       17,900      303,226
Phelps Dodge Corporation .........................        9,400      304,560
                                                                  ----------
                                                                     607,786

ELECTRIC UTILITIES - 2.9%
Constellation Energy Group .......................       62,900    1,669,995
Duke Energy Corporation ..........................       20,600      808,756
Exelon Corporation ...............................       24,337    1,165,256
FirstEnergy Corporation ..........................       33,257    1,163,329
Niagra Mohawk Holdings, Inc.* ....................       36,400      645,372
                                                                  ----------
                                                                   5,452,708

ELECTRICAL COMPONENTS &
  EQUIPMENT - 1.9%
Cooper Industries, Inc. ..........................       36,988    1,291,621
Hubbell, Inc. (Cl.B) .............................       45,800    1,345,604
Rockwell International
  Corporation ....................................       53,000      946,580
                                                                  ----------
                                                                   3,583,805

ENVIRONMENTAL SERVICES - 1.4%
Waste Management, Inc. ...........................       83,222    2,655,614

GAS UTILITIES - 0.2%
NiSource, Inc. ...................................       18,100      417,386

HEALTH CARE EQUIPMENT - 0.6%
Becton, Dickinson &
Company ..........................................       32,300    1,070,745

HOTELS - 1.7%
Hilton Hotels Corporation ........................      100,200    1,094,184
Starwood Hotels & Resorts
Worldwide, Inc. ..................................       72,549    2,165,588
                                                                  ----------
                                                                   3,259,772

HOUSEHOLD APPLIANCES - 0.8%
Black & Decker Corporation .......................       18,700      705,551
Stanley Works ....................................       18,100      842,917
                                                                  ----------
                                                                   1,548,468

HOUSEHOLD PRODUCTS - 2.5%
Clorox Company ...................................       37,400    1,479,170
Kimberly-Clark Corporation .......................       19,900    1,190,020
Procter & Gamble Company .........................       25,300    2,001,989
                                                                  ----------
                                                                   4,671,179



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES O (EQUITY INCOME) (CONTINUED)


                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
-------------------------                            -----------   -----------
HOUSEWARES & SPECIALTIES - 1.1%
Fortune Brands, Inc. .............................        49,800   $ 1,971,582

INDUSTRIAL CONGLOMERATES - 2.8%
General Electric Company .........................        48,300     1,935,864
Minnesota Mining &
Manufacturing Company ............................        22,600     2,671,546
Textron, Inc. ....................................        13,100       543,126
                                                                   -----------
                                                                     5,150,536

INDUSTRIAL MACHINERY - 1.6%
Eaton Corporation ................................        14,700     1,093,827
Pall Corporation .................................        76,300     1,835,778
                                                                   -----------
                                                                     2,929,605

INSURANCE BROKERS - 0.6%
Aon Corporation ..................................        32,700     1,161,504

INTEGRATED OIL & GAS - 7.7%
Amerada Hess Corporation .........................        31,800     1,987,500
ChevronTexaco Corporation ........................        55,366     4,961,347
Exxon Mobil Corporation ..........................       110,968     4,361,042
Royal Dutch Petroleum
Company NY .......................................        38,500     1,887,270
USX-Marathon Group ...............................        37,500     1,125,000
                                                                   -----------
                                                                    14,322,159

INTEGRATED TELECOMMUNICATION
  SERVICES - 7.2%
Alltel Corporation ...............................        38,400     2,370,432
AT&T Corporation .................................        72,350     1,312,429
BellSouth Corporation ............................        46,300     1,766,345
Qwest Communications, Inc. .......................       108,900     1,538,757
SBC Communications ...............................        61,852     2,422,743
Sprint Corporation (FON Group) ...................        63,900     1,283,112
Verizon Communications, Inc. .....................        57,536     2,730,659
                                                                   -----------
                                                                    13,424,477

IT CONSULTING & SERVICES - 0.2%
Unisys Corporation* ..............................        31,400       393,756

LEISURE PRODUCTS - 0.8%
Hasbro, Inc. .....................................        88,600     1,437,978

LIFE & HEALTH INSURANCE - 1.8%
Lincoln National Corporation .....................        21,000     1,019,970
Prudential Financial, Inc.* ......................         9,800       325,262
UnumProvident Corporation ........................        73,700     1,953,787
                                                                   -----------
                                                                     3,299,019

MOVIES & ENTERTAINMENT - 1.3%
Walt Disney Company ..............................       118,400     2,453,248

MULTI-LINE INSURANCE - 1.0%
American International
  Group, Inc. ....................................        24,287     1,928,388

OFFICE ELECTRONICS - 0.2%
Xerox Corporation ................................        32,100       334,482

                                                  NUMBER       MARKET
COMMON STOCKS (CONTINUED)                       OF SHARES      VALUE
-------------------------                       ----------   ----------
OIL & GAS EQUIPMENT &
  SERVICES - 0.4%
Baker Hughes, Inc. ..........................       19,600   $  714,812

OIL & GAS EXPLORATION &
  PRODUCTION - 1.1%
Unocal Corporation ..........................       57,900    2,088,453

PACKAGED FOODS - 3.1%
Campbell Soup Company .......................       52,600    1,571,162
General Mills, Inc. .........................       27,000    1,404,270
Hershey Foods Corporation ...................       27,300    1,848,210
Kellogg Company .............................        9,000      270,900
McCormick & Company, Inc. ...................       18,700      784,839
                                                             ----------
                                                              5,879,381

PAPER PRODUCTS - 1.7%
International Paper Company .................       65,520    2,643,732
Mead Corporation ............................       18,300      565,287
                                                             ----------
                                                              3,209,019

PERSONAL PRODUCTS - 1.1%
Gillette Company ............................       60,100    2,007,340

PHARMACEUTICALS - 5.3%
Abbott Laboratories .........................       30,400    1,694,800
American Home Products
  Corporation ...............................       48,600    2,982,096
Bristol-Myers Squibb Company ................       36,200    1,846,200
Merck & Company, Inc. .......................       32,100    1,887,480
Schering-Plough Corporation .................       41,400    1,482,534
                                                             ----------
                                                              9,893,110

PHOTOGRAPHIC PRODUCTS - 0.8%
Eastman Kodak Company .......................       49,600    1,459,728

PROPERTY & CASUALTY INSURANCE - 2.5%
Chubb Corporation ...........................       29,500    2,035,500
Safeco Corporation ..........................       56,100    1,747,515
St. Paul Companies, Inc. ....................       19,004      835,606
                                                             ----------
                                                              4,618,621

PUBLISHING & PRINTING - 3.0%
Dow Jones & Company,Inc .....................       27,600    1,510,548
Knight-Ridder, Inc. .........................       35,100    2,279,043
McGraw-Hill Companies, Inc. .................        9,100      554,918
Reader's Digest Association, Inc. ...........       52,100    1,202,468
                                                             ----------
                                                              5,546,977

RAILROADS - 2.5%
Norfolk Southern Corporation ................       77,400    1,418,742
Union Pacific Corporation ...................       57,700    3,288,900
                                                             ----------
                                                              4,707,642

REAL ESTATE INVESTMENT TRUSTS - 1.5%
Rouse Company ...............................       42,000    1,230,180
Simon Property Group, Inc. ..................       50,636    1,485,154
                                                             ----------
                                                              2,715,334



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES O (EQUITY INCOME) (CONTINUED)


                                                                       NUMBER            MARKET
COMMON STOCKS (CONTINUED)                                             OF SHARES          VALUE
-------------------------                                           -------------    -------------
RESTAURANTS - 0.9%
McDonald's Corporation ..........................................          63,900    $   1,691,433

SEMICONDUCTORS - 1.1%
Agere Systems, Inc.* ............................................         113,300          644,677
Texas Instruments, Inc. .........................................          52,000        1,456,000
                                                                                     -------------
                                                                                         2,100,677

SPECIALTY CHEMICALS - 1.5%
Great Lakes Chemical Company ....................................          44,800        1,087,744
International Flavors &
  Fragrances, Inc. ..............................................          55,000        1,634,050
                                                                                     -------------
                                                                                         2,721,794

SPECIALTY STORES - 1.0%
Toys 'R' Us, Inc.* ..............................................          90,800        1,883,192

SYSTEMS SOFTWARE - 0.6%
Microsoft Corporation* ..........................................          18,200        1,206,114

TELECOMMUNICATIONS - 1.1%
Corning, Inc. ...................................................          46,100          411,212
Lucent Technologies, Inc. .......................................          64,400          405,076
Motorola, Inc. ..................................................          84,800        1,273,696
                                                                                     -------------
                                                                                         2,089,984

TOBACCO - 1.9%
Phillip Morris Companies, Inc. ..................................          27,300        1,251,705
UST, Inc. .......................................................          65,500        2,292,500
                                                                                     -------------
                                                                                         3,544,205

TRADING COMPANIES &
  DISTRIBUTORS - 1.0%
Genuine Parts Company ...........................................          50,200        1,842,340
                                                                                     -------------
  Total common stocks - 94.9% ...................................                      177,218,603

FOREIGN STOCK - 1.7%
UNITED KINGDOM
BP plc ADR ......................................................          69,884        3,250,304

TEMPORARY CASH INVESTMENTS - 3.6%
T. Rowe Price Reserve
  Investment Fund ...............................................       5,823,829        5,823,829
State Street GA Fund ............................................         943,544          943,544
  Total temporary cash investments - 3.6% .......................                        6,767,373
                                                                                     -------------
  Total investments - 100.3% ....................................                      187,362,093
                                                                                     -------------
  Liabilities, less cash and other
    assets - (0.3%) .............................................                         (536,259)
                                                                                     -------------
  Total net assets - 100.0% .....................................                    $ 186,825,834
                                                                                     =============

The identified cost of investments owned at December 31, 2001 was $181,730,553 for federal income tax purposes.

*Non-income producing security

ADR (American Depositary Receipt)



--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES N (MANAGED ASSET ALLOCATION SERIES)
February 15, 2002

[PICTURE]                         [T. ROWE PRICE LOGO]

Edmund M. Notzon                  SUBADVISOR,
Portfolio Manager                 T. ROWE PRICE ASSOCIATES, INC.

TO OUR CONTRACTHOLDERS:

The Managed Asset Allocation Series of SBL Fund returned -5.08% for the past 12 months, compared to -3.75% for the benchmark, which is composed of 40% Lehman Brothers Aggregate Bond Index and 60% S&P 500 Stock Index. (1)

2001 ENVIRONMENT

The Federal Reserve's determination to combat the slowdown dominated the economic picture from the beginning of the year. The central bank reduced short-term interest rates 11 times by a total of 475 basis points (100 basis points equal one percentage point), bringing the fed funds target rate to 1.75%-its lowest level in 40 years.

Though the economy remained in recession, U.S. stocks rallied in the final quarter of 2001, recouping losses suffered in the wake of the September 11 terrorist attacks. With the exception of Japan, major foreign markets also posted strong returns in the fourth quarter following a weak third quarter. Plunging interest rates and solid demand perpetuated an across-the-board bond market rally for much of the year, but domestic bonds faltered near the end of the fourth quarter.

PORTFOLIO PERFORMANCE

The portfolio returned -1.87% in the second half of 2001 versus -1.32% for the benchmark.(1) Our overweighting in international markets was one of the main reasons for this recent underperformance.

Among equities, small-cap stocks outpaced large-cap stocks over the last six months, and over the last year. The weak economy, lower interest rates, and stock market volatility spurred investor demand for bonds, boosting intermediate- and short-term bond prices and pushing yields down for much of the year. Fixed income markets produced steady positive returns over the period and have outperformed large-cap equities in 2001. High-yield bonds, which typically trade more in line with equities than with the fixed-income market, trailed investment grade bond sectors for much of the period as corporate defaults mounted, but outperformed over 12 months as returns were bolstered by a fourth quarter rally.

PORTFOLIO HIGHLIGHTS

During the first quarter of the 2001, we shifted the portfolio to a neutral weighting between stocks and bonds by raising our equity allocation and lowering our fixed-income allocation. We considered this move appropriate given the significant outperformance of bonds relative to stocks in 2000 and early 2001 and because many sectors of the stock market have approached more reasonable valuations. Despite recent weakness, we remain overweighted in international equities, and we have been able to build our allocation in this sector at attractive valuations. Even though small-caps have rebounded from their 1999 lows, this sector remains attractive compared to large-cap stocks and should be one of the leading sectors during the early stages of economic recovery.

OUTLOOK

Although September's terrorist attacks helped push the economy further into recession, the Fed's aggressive interest rate cuts, combined with a recent tax cut, should set the stage for improved economic and stock market performance next year. Stock market sentiment has improved, but the market's prospects and the outlook for corporate profits remain uncertain. So we are cautious in the near term. While investment-grade bonds have benefited from dramatically declining interest rates over most of 2001, high-yield bonds, which are more sensitive to the economy than interest-rate moves, should fare better as the economy shows signs of recovery.

We remain optimistic about the long-term prospects for stock and bond returns. Nevertheless, the heightened stock market volatility reinforces the need for the broadly diversified investment strategy that the Managed Asset Allocation Series offers.

Sincerely,

Edmund M. Notzon
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

--------------------------------------------------------------------------------
                                       41

[CLOCK]
SERIES N (MANAGED ASSET ALLOCATION SERIES)
February 15, 2002


                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                                      Since
                                                     Inception
                   1 Year            5 Years         (6-1-95)
Series N           (5.08%)            7.68%            8.89%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                    [GRAPH]

                          SBL N INVESTMENT INFORMATION

DATE                   INVESTMENT        DIVIDEND      PRICE        # OF SHARES      BALANCE     price        value

SNL N

06/01/1996                 10.00                       10.000         1000.0000     1000.0000
          08/30/1995                                                                1000.0000      10.0700   10070.0000      0.70%
          09/30/1995                                                                1000.0000      10.4400   10440.0000      3.67%
          12/31/1995                                                                1000.0000      10.7300   10730.0000      2.78%
          03/31/1996                                                                1000.0000      10.9700   10970.0000      2.24%
          06/30/1996                                                                1000.0000      11.1600   11160.0000      1.73%
          09/16/1996                       0.0762      11.3000           6.9204     1006.9204
          09/30/1996                                                                1006.9204      11.3700   11448.6644      2.69%
          12/31/1996                                                                1006.9204      12.0200   12103.1827      6.72%
          03/31/1997                                                                1006.9204      12.1200   12203.8747      0.83%
          06/30/1997                                                                1006.9204      13.4200   13512.8712     10.73%
          09/15/1997                       0.3420      13.3500          25.7953     1032.7156
          09/30/1997                                                                1032.7156      13.6700   14117.2226      4.47%
          12/31/1997                                                                1032.7156      13.8800   14334.0928      1.54%
          03/30/1998                       0.3900      14.6000          27,5862     1060.3019
          03/31/1998                                                                1060.3019      14.6600   15544.0262      8.44%
          06/30/1998                                                                1060.3019      15.0400   15946.9399      2.59%
          09/30/1998                                                                1060.3019      14.3600   16225.9347     -4.52%
          12/31/1998                                                                1060.3019      16.0100   16975.4327     11.49%
          02/25/1999                       0.2660      15.7100          17.9529     1078.2548
          03/31/1999                                                                1078.2548      16.0700   17327.5542      2.07%
          06/30/1999                                                                1078.2548      16.5600   17856.8990      3.05%
          09/30/1999                                                                1078.2548      17.5800   18955.7189      6.16%
          12/29/1999                       0.3380      16.9100          21.4248     1099.6796
          12/31/1999                                                                1099.6796      16.9400   18628.5722     -1.73%
          03/31/1999                                                                1099.6796      17.3500   19079.4408
          06/30/1999                                                                1099.6796      17.1700   18881.4985      1.36%
          09/15/2000                         0.73         16.3      48.35940343     1148.0390
          09/30/2000                                                                1148.0390        16.48   18919.8825      0.20%
          12/31/2000                                                                1148.0390        16.08   18460.4669     -2.43%
          02/28/2001                        1.676        13.99      137.5349067     1285.5739
          03/31/2001                                                                1285.5739        13.38   17200.9787     -6.82%
          06/30/2001                                                                1285.5739        13.89   17758.6214      3.81%
          09/30/2001                                                                1285.5739        12.74   18378.2114     -6.28%
          12/31/2001                                                                1285.5739        13.63   17622.3722      6.99%

Series N
Blended Index

                                     Lehman
                                     Brothers
                        S & P 500    Aggregate    Blended
                        Total        Total        Total
                        Return       Return       Return       Value
                        60.00%       40.00%
May             95                                             10,000
June            95       2.35%        0.73%        1.70%       10,170
July            95       3.33%       -0.22%        1.91%       10,364
Aug             95       0.27%        1.21%        0.65%       10,431
Sept            95       4.19%        0.97%        2.90%       10,734
Oct             95      -0.35%        1.30%        0.31%       10,767
Nov             95       4.40%        1.50%        3.24%       11,116
Dec             95       1.85%        1.40%        1.67%       11,302
Jan             96       3.44%        0.66%        2.33%       11,565
Feb             96       0.96%       -1.74%       -0.12%       11,551
March           96       0.96%       -0.70%        0.30%       11,585
Apr             96       1.47%       -0.56%        0.66%       11,662
May             96       2.58%       -0.20%        1.47%       11,833
June            96       0.41%        1.34%        0.78%       11,925
July            96      -4.45%        0.27%       -2.56%       11,620
Aug             96       2.12%       -0.17%        1.20%       11,760
Sept            96       5.62%        1.74%        4.07%       12,238
Oct             96       2.74%        2.22%        2.53%       12,548
Nov             96       7.59%        1.71%        5.24%       13,205
Dec             96      -1.96%       -0.93%       -1.55%       13,001
Jan             97       6.21%        0.31%        3.85%       13,501
Feb             97       0.81%        0.25%        0.59%       13,580
March           97      -4.16%       -1.11%       -2.94%       13,181
Apr             97       5.97%        1.50%        4.18%       13,732
May             97       6.14%        0.95%        4.06%       14,290
June            97       4.46%        1.19%        3.15%       14,741
July            97       7.94%        2.70%        5.84%       15,602
Aug             97      -5.56%       -0.85%       -3.68%       15,029
Sept            97       5.48%        1.48%        3.88%       15,612
Oct             97      -3.34%        1.45%       -1.42%       15,390
Nov             97       4.63%        0.46%        2.96%       15,845
Dec             97       1.72%        1.01%        1.44%       16,073
Jan             98       1.11%        1.28%        1.18%       16,262
Feb             98       7.21%       -0.08%        4.29%       16,961
March           98       5.12%        0.34%        3.21%       17,505
Apr             98       1.01%        0.52%        0.81%       17,674
May             98      -1.72%        0.95%       -0.65%       17,532
June            98       4.06%        0.85%        2.78%       18,019
July            98      -1.06%        0.21%       -0.55%       17,919
Aug             98     -14.46%        1.63%       -8.02%       16,482
Sept            98       6.41%        2.34%        4.78%       17,270
Oct             98       8.13%       -0.53%        4.67%       18,075
Nov             98       6.06%        0.57%        3.86%       18,774
Dec             98       5.76%        0.30%        3.58%       19,445
Jan             99       4.18%        0.71%        2.79%       19,988
Feb             99      -3.11%       -1.75%       -2.57%       19,475
March           99       4.00%        0.55%        2.62%       19,986
Apr             99       3.87%        0.32%        2.45%       20,475
May             99      -2.36%       -0.88%       -1.77%       20,113
June            99       5.55%       -0.32%        3.20%       20,757
July            99      -3.12%       -0.42%       -2.04%       20,334
Aug             99      -0.50%       -0.05%       -0.32%       20,269
Sept            99      -2.74%        1.16%       -1.18%       20,030
Oct             99       6.33%        0.37%        3.95%       20,820
Nov             99       2.03%       -0.01%        1.21%       21,073
Dec             99       5.89%       -0.48%        3.34%       21,777
Jan             00      -0.33%       -5.02%       -3.15%       21,091
Feb             00       1.21%       -1.89%       -0.65%       20,954
March           00       1.32%        9.78%        6.40%       22,295
Apr             00      -0.29%       -3.01%       -1.92%       21,867
May             00      -0.05%       -2.05%       -1.25%       21,593
June            00       2.08%        2.46%        2.31%       22,092
July            00       0.91%       -1.56%       -0.57%       21,966
Aug             00       1.45%        6.21%        4.31%       22,913
Sept            00       0.63%       -5.28%       -2.92%       22,244
Oct             00       0.66%       -0.42%        0.01%       22,246
Nov             00       1.64%       -7.88%       -4.07%       21,341
Dec             00       1.86%        0.49%        1.04%       21,563
Jan             01       3.55%        1.63%        2.78%       22,163
Feb             01      -9.12%        0.87%       -5.12%       21,027
March           01      -6.33%        0.50%       -3.60%       20,271
Apr             01       7.77%       -0.42%        4.49%       21,181
May             01       0.67%        0.60%        0.64%       21,317
June            01      -2.43%        0.38%       -1.31%       21,039
July            01      -0.98%        2.24%        0.31%       21,104
Aug             01      -6.26%        1.15%       -0.30%       20,408
Sept            01      -8.07%        1.16%       -4.38%       19,515
Oct             01       1.91%        2.09%        1.98%       19,902
Nov             01       7.67%       -1.38%        4.05%       20,708
Dec             01       0.88%        6.40%        3.09%       21,347


S&P 500 - 5/31/95

Period End         Invest             Charges            Value           Percent Change

  05/31/1995        10,000               0              10,000                    0
  06/30/1995             0               0              10,232                 2.32
  07/31/1995             0               0              10,572                 3.32
  08/31/1995             0               0              10,598                 0.25
  09/30/1995             0               0              11,045                 4.22
  10/31/1995             0               0              11,006                -0.36
  11/30/1995             0               0              11,489                 4.39
  12/31/1995             0               0              11,711                 1.93
  01/31/1996             0               0              12,109                  3.4
  02/29/1996             0               0              12,222                 0.93
  03/31/1996             0               0              12,339                 0.96
  04/30/1996             0               0              12,521                 1.47
  05/31/1996             0               0              12,844                 2.58
  06/30/1996             0               0              12,893                 0.38
  07/31/1996             0               0              12,323                -4.42
  08/31/1996             0               0              12,583                 2.11
  09/30/1996             0               0              13,291                 5.63
  10/31/1996             0               0              13,658                 2.76
  11/30/1996             0               0              14,690                 7.56
  12/31/1996             0               0              14,399                -1.98
  01/31/1997             0               0              15,299                 6.25
  02/28/1997             0               0              15,419                 0.78
  03/31/1997             0               0              14,785                -4.11
  04/30/1997             0               0              15,668                 5.97
  05/31/1997             0               0              16,622                 6.09
  06/30/1997             0               0              17,366                 4.48
  07/31/1997             0               0              18,748                 7.96
  08/31/1997             0               0              17,698                 -5.6
  09/30/1997             0               0              18,667                 5.48
  10/31/1997             0               0              18,044                -3.34
  11/30/1997             0               0              18,879                 4.63
  12/31/1997             0               0              19,203                 1.72
  01/31/1998             0               0              19,415                 1.11
  02/28/1998             0               0              20,816                 7.21
  03/31/1998             0               0              21,882                 5.12
  04/30/1998             0               0              22,102                 1.01
  05/31/1998             0               0              21,722                -1.72
  06/30/1998             0               0              22,604                 4.06
  07/31/1998             0               0              22,364                -1.07
  08/31/1998             0               0              19,130               -14.46
  09/30/1998             0               0              20,356                 6.41
  10/31/1998             0               0              22,011                 8.13
  11/30/1998             0               0              23,345                 6.06
  12/31/1998             0               0              24,690                 5.76
  01/31/1999             0               0              25,730                 4.21
  02/28/1999             0               0              24,927                -3.12
  03/31/1999             0               0              25,924                    4
  04/30/1999             0               0              26,927                 3.87
  05/31/1999             0               0              26,292                -2.36
  06/30/1999             0               0              27,751                 5.55
  07/31/1999             0               0              26,885                -3.12
  08/31/1999             0               0              26,750                 -0.5
  09/30/1999             0               0              26,017                -2.74
  10/31/1999             0               0              27,663                 6.33
  11/30/1999             0               0              28,226                 2.03
  12/31/1999             0               0              29,888                 5.89
  01/31/2000             0               0              28,387                -5.02
  02/29/2000             0               0              27,849                -1.89
  03/31/2000             0               0              30,574                 9.78
  04/30/2000             0               0              29,654                -3.01
  05/31/2000             0               0              29,045                -2.05
  06/30/2000             0               0              29,761                 2.47
  07/31/2000             0               0              29,296                -1.56
  08/31/2000             0               0              31,116                 6.21
  09/30/2000             0               0              29,473                -5.28
  10/31/2000             0               0              29,349                -0.42
  11/30/2000             0               0              27,035                -7.88
  12/31/2000             0               0              27,167                 0.49
  01/31/2001             0               0              28,131                 3.55
  02/28/2001             0               0              25,566                -9.12
  03/31/2001             0               0              23,946                -6.33
  04/30/2001             0               0              25,807                 7.77
  05/31/2001             0               0              25,980                 0.67
  06/30/2001             0               0              25,348                -2.43
  07/31/2001             0               0              25,098                -0.98
  08/31/2001             0               0              23,527                -6.26
  09/30/2001             0               0              21,627                -8.07
  10/31/2001             0               0              22,040                 1.91
  11/30/2001             0               0              23,730                 7.67
  12/31/2001             0               0              23,939                 0.88
Total               10,000               0


                             $10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series N (Managed Asset Allocation Series) on June 1, 1995 (date of inception), and reflects the fees and expenses of Series N. On December 31, 2001, the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $17,522. By comparison, the same $10,000 investment would have grown to $21,347 based on a blended index of 60% S&P 500 and 40% Lehman Aggregate Bond Index. Comparison is also made to the S&P 500 Index. The same $10,000 investment would have grown to $23,939 based on the S&P 500 Index.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION)

                                                     PRINCIPAL        MARKET
CORPORATE BONDS                                       AMOUNT           VALUE
---------------                                     ----------       ----------
AEROSPACE/DEFENSE - 0.1%
Alliant Techsystems, Inc.,
  8.50% -2011 ...............................       $   50,000       $   52,000
Northrop Grumman Corporation,
  7.125% - 2011 .............................           60,000           62,638
                                                                     ----------
                                                                        114,638

AUTOMOTIVE - 0.3%
Advance Stores Company, Inc.,
  10.25% - 2008 .............................           50,000           50,750
Allied Holdings, Inc.,
  8.625% - 2007 .............................           75,000           33,750
Arvin Industries, Inc.,
  7.125% - 2009 .............................           25,000           23,297
CSK Auto, Inc., 12.00% - 2006 ...............           25,000           25,187
Dana Corporation,
  9.00% - 2011 ..............................           25,000           23,245
Lear Corporation ,
  7.96% - 2005 ..............................           50,000           50,688
                                                                     ----------
                                                                        206,917

BANKING - 1.4%
American General Finance,
  5.875% - 2006 .............................          250,000          253,674
Bank of Hawaii,
  6.875% - 2009 .............................           50,000           48,723
Bankers Trust - NY,
  7.25% - 2003 ..............................          100,000          104,427
Capital One Bank Series BKNT,
  8.25% -2005 ...............................          150,000          155,560
FleetBoston Financial Corporation,
  4.875% - 2006 .............................          145,000          141,735
Golden State Holdings,
  7.125% - 2005 .............................           50,000           50,125
MBNA America Bank NA,
  6.50% -2006 ...............................          150,000          147,194
PNC Funding Corporation,
  5.75% -2006 ...............................          225,000          228,246
State Street Corporation,
  7.65% -2010 ...............................           60,000           65,925
                                                                     ----------
                                                                      1,195,609

BASIC INDUSTRY - OTHER - 0.1%
Better Minerals & Aggregates
  Company, 13.00% - 2009 ....................           25,000           20,875
Westinghouse Air Brake,
  9.375% - 2005 .............................           75,000           75,750
                                                                     ----------
                                                                         96,625
BEVERAGE - 0.1%
Cott Beverages, Inc.,
  8.00% - 2011 ..............................           75,000           73,125


                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT           VALUE
---------------------------                         ----------       ----------
BROKERAGE - 0.6%
Goldman Sachs Group, Inc.,
  6.875% - 2011 .............................       $  150,000       $  153,628
Lehman Brothers Holdings,
  7.875% - 2010 .............................          125,000          134,844
Morgan Stanley Dean Witter
  Group, 6.10% - 2006 .......................          200,000          206,000
                                                                     ----------
                                                                        494,472

BUILDING MATERIALS - 0.3%
ABC Supply Company (Series B),
  10.625% - 2007 ............................          100,000          100,500
Ainsworth Lumber,
  13.875% - 2007 ............................           25,000           25,875
Associated Materials Inc.,
  9.25% - 2008 ..............................           50,000           51,063
Nortek, Inc., 9.875% -2011 ..................           50,000           49,500
  Ryland Group, 9.125% - 2011 ...............           50,000           51,750
                                                                     ----------
                                                                        278,688

CAPITAL GOODS - OTHER - 0.1%
International Wire Group,
  11.75% - 2005 .............................          100,000           82,000

CHEMICALS - 0.5%
Acetex Corporation,
  10.875% - 2009 ............................           50,000           50,000
American Pacific Corporation,
  9.25% -2005 ...............................           35,000           35,350
Dow Chemical, 6.125% - 2011 .................          100,000          100,906
Equistar Chemical Funding,
  10.125% - 2008 ............................           50,000           50,250
Hercules, Inc.,
  11.125% - 2007 ............................           30,000           31,200
Koppers Industry, Inc.,
  9.875% - 2007 .............................           50,000           49,000
Lyondell Chemical Company,
  9.875% - 2007 .............................           50,000           50,250
MacDermid, Inc.,
  9.125% - 2011 .............................           50,000           51,250
OM Group, Inc.,
  9.25% - 2011 ..............................           25,000           25,500
                                                                     ----------
                                                                        443,706

CONSUMER NONCYCLICAL - OTHER - 0.1%
Coinmach Corporation (Series D),
  11.75% - 2005 .............................           50,000           51,250
CONSUMER PRODUCTS - 0.1%
Actuant Corporation,
  13.00% - 2009 .............................           75,000           80,250
Eastman Kodak Company,
  6.375% - 2006 .............................           20,000           19,452
                                                                     ----------
                                                                         99,702

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT           VALUE
---------------------------                         ----------       ----------
DISTRIBUTORS - 0.3%
Amerigas Partners LP/AP Eagle
Finance Corporation,
  8.875% - 2011 .............................       $   75,000       $   77,250
L-3 Communications Corporation,
  10.375% - 2007 ............................           50,000           53,562
Sempra Energy, 6.80% - 2004 .................          125,000          129,128
                                                                     ----------
                                                                        259,940

ELECTRIC UTILITY - 1.3%
American Electric Power,
  6.125% - 2006 .............................           70,000           69,294
CMS Energy Corporation,
  9.875%-2007 ...............................           75,000           79,559
Energy East Corporation,
  5.75% -2006 ...............................           50,000           48,181
Entergy Louisiana, Inc.,
  6.50% -2008 ...............................          500,000          505,791
FirstEnergy Corporation,
  7.375% -2031 ..............................          135,000          131,798
Midwest Power System,
  7.125% - 2003 .............................          140,000          145,600
Mirant Americas Generation, LLC,
  8.30% -2011 ...............................           40,000           36,997
PG&E National Energy Group,
  10.375% - 2011 ............................           60,000           63,264
PPL Energy Supply, LLC,
  6.40% -2011 ...............................           60,000           55,875
                                                                     ----------
                                                                      1,136,359

ENERGY - OTHER - 0.2%
Fairchild Semiconductor,
  10.50% - 2009 .............................           50,000           53,125
Universal Compression,
  0.00% - 2008(1) ...........................          100,000           95,000
                                                                     ----------
                                                                        148,125

ENTERTAINMENT - 0.6%
Bally Total Fitness Holding,
  9.875% - 2007 .............................          150,000          153,000
Hasbro, Inc., 8.50% - 2006 ..................           50,000           50,625
Premier Parks, Inc.,
  9.75% -2007 ...............................           25,000           25,375
Radio One, Inc.,
  8.875% - 2011 .............................           75,000           77,437
Six Flags Entertainment,
  8.875% - 2006 .............................           50,000           50,250
Speedway Motorsports, Inc.,
  8.50% -2007 ...............................          150,000          154,500
                                                                     ----------
                                                                        511,187

ENVIRONMENTAL - 0.1%
Weyerhaeuser Company,
  5.95% -2008 ...............................          120,000          116,888

                                                     PRINCIPAL        MARKET
CORPORATE BONDS (CONTINUED)                           AMOUNT           VALUE
---------------------------                         ----------       ----------
FINANCIAL - OTHER - 0.3%
Armkel Finance, Inc.,
  9.50% -2009 ...............................       $   25,000       $   26,250
IPC Acquisition Corporation,
  11.50% - 2009 .............................           50,000           50,000
Orion Power Holdings,
  12.00% - 2010 .............................           50,000           60,000
Verizon Global Funding
  Corporation, 7.25% - 2010 .................          125,000          133,893
                                                                     ----------
                                                                        270,143

FOOD - 0.6%
Delhaize America, Inc.,
  8.125% - 2011 .............................           60,000           65,856
Foodmaker Corporation 1993A,
  9.75% - 2003 ..............................           75,000           75,562
Kraft Foods, Inc.,
  4.625% - 2006 .............................          100,000           97,835
Land O'Lakes, Inc.,
  8.75% -2011 ...............................           25,000           24,125
McDonald's Corporation,
  6.625% - 2005 .............................           50,000           51,312
Price/Costco, Inc.,
  7.125% - 2005 .............................          100,000          106,750
TravelCenters of America,
  12.75% -2009 ..............................           50,000           53,000
                                                                     ----------
                                                                        474,440

GAMING - 0.5%
Ameristar Casinos, Inc.,
  10.75% - 2009 .............................           75,000           81,000
Argosy Gaming Company,
  10.75% - 2009 .............................           50,000           54,937
Harrahs Operating, Inc.,
  7.875% - 2005 .............................          100,000          103,750
Hollywood Park, Inc.,
  9.25% -2007 ...............................           50,000           43,250
International Game Technology,
  8.375% - 2009 .............................          150,000          157,875
Isle of Capri Casinos,
  8.75% -2009 ...............................           25,000           24,062
                                                                     ----------
                                                                        464,874

HEALTH CARE - 0.5%
Amerisource Bergen Corporation,
  8.125% - 2008 .............................           75,000           76,875
Insight Health Services Corporation,
  9.875% - 2011 .............................           50,000           51,750
Kinetic Concepts, Inc.,
  9.625% - 2007 .............................           25,000           24,750
Lifepoint Hospitals Holdings,
  10.75% - 2009 .............................          150,000          166,500
Playtex Products, Inc.,
  9.375% - 2011 .............................           75,000           79,125
                                                                     ----------
                                                                        399,000

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                         PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                               AMOUNT          VALUE
---------------------------                              ---------      --------
HOME CONSTRUCTION - 0.1%
Lennar Corporation (Series B),
  9.95% -2010 ....................................       $ 50,000       $ 55,125
WCI Communities, Inc.,
  10.625% - 2011 .................................         50,000         51,625
                                                                        --------
                                                                         106,750

INTEGRATED ENERGY - 0.0%
Pennzoil-Quaker State,
  10.00% - 2008 ..................................         25,000         26,125

LIFE - 0.3%
  AFLAC, Inc., 6.50% - 2009 ......................        125,000        125,594
John Hancock Global Fund,
  5.625% - 2006 ..................................        125,000        126,229
                                                                        --------
                                                                         251,823

LODGING - 0.2%
Courtyard by Marriott,
  10.75% - 2008 ..................................        100,000        101,500
John Q.Hammons Hotels, LP,
  9.75% -2005 ....................................         50,000         49,562
Sun International Hotels,
  8.875% - 2011 ..................................         50,000         47,125
                                                                        --------
                                                                         198,187

MEDIA - CABLE - 0.9%
Adelphia Communications:
  9.375% - 2009 ..................................         75,000         72,094
  10.875% - 2010 .................................         50,000         51,062
Charter Communications Holdings:
  0.00% - 2011(1) ................................         50,000         31,875
  10.00% - 2011 ..................................         50,000         50,875
  11.125% -2011 ..................................         50,000         53,000
Comcast Cable Communications,
  Inc., 6.75% - 2011 .............................        100,000        100,435
Cox Communications, Inc.,
  7.875% - 2009 ..................................        150,000        161,041
CSC Holdings, Inc.,
  7.875% - 2018 ..................................         75,000         73,024
Echostar DBS Corporation,
  9.375% - 2009 ..................................         75,000         77,250
Frontiervision, 11.00% - 2006 ....................         50,000         51,562
Mediacom Broadband, LLC,
  11.00% - 2013 ..................................         25,000         27,437
Paxson Communications,
  10.75% - 2008 ..................................         50,000         52,437
                                                                        --------
                                                                         802,092

MEDIA - NONCABLE - 0.6% AOL Time Warner, Inc.,
  7.625% - 2031 ..................................        100,000        105,777
Canwest Media, Inc.,
  10.625% - 2011 .................................         25,000         26,594
Chancellor Media Corporation,
  8.00% -2008 ....................................         50,000         52,000


                                                         PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                               AMOUNT          VALUE
---------------------------                              ---------      --------
MEDIA - NONCABLE (CONTINUED)
Clear Channel Communications,
  7.875% - 2005 ..................................       $120,000       $127,173
Lamar Media Corporation,
  8.625%- 2007 ...................................         25,000         26,062
LIN Television Corporation,
  8.00% -2008 ....................................         50,000         50,375
Sinclair Broadcast Group,
  8.75% -2007 ....................................         75,000         74,812
Sun Media Corporation,
  9.50% -2007 ....................................         32,000         32,480
Transwestern Holdings, LP,
  0.00% - 2008(1) ................................         25,000         20,750
                                                                        --------
                                                                         516,023

METALS - 0.4%
AK Steel Corporation,
  9.125% - 2006 ..................................         50,000         51,125
Alcoa, Inc., 6.00% - 2012 ........................        135,000        134,021
American Standard, Inc.,
  7.625% - 2010 ..................................         50,000         50,250
Bethlehem Steel, 10.375% - 2003* .................         50,000          5,000
Freeport McMoran Resources,
  7.00% -2008 ....................................         50,000         32,500
Phelps Dodge Corporation,
  8.75% -2011 ....................................        105,000        102,851
                                                                        --------
                                                                         375,747

NATURAL GAS - 0.0%
Nuevo Energy Company,
  9.50% -2008 ....................................            500            466

NONCAPTIVE - CONSUMER - 0.3%
Cendant Corporation,
  7.75% -2003 ....................................         25,000         25,420
Ford Motor Credit Company,
  5.80% -2009 ....................................        150,000        136,498
General Motors Acceptance
  Corporation, 6.875% - 2011 .....................        100,000         97,956
                                                                        --------
                                                                         259,874

OIL FIELD SERVICES - 0.1%
Hanover Equipment Trust 2001 A,
  8.50% -2008 ....................................         25,000         26,000
Pride Petroleum Services, Inc.,
  9.375% - 2007 ..................................         50,000         52,625
                                                                        --------
                                                                          78,625

PACKAGING - 0.3%
Applied Extrusion Technologies, Inc.,
  10.75% - 2011 ..................................         50,000         53,250
Bway Corporation (Series B),
  10.25% - 2007 ..................................         25,000         25,812
Container Corporation of America,
  10.75% - 2002 ..................................        100,000        101,375

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                               PRINCIPAL           MARKET
CORPORATE BONDS (CONTINUED)                                     AMOUNT             VALUE
---------------------------                                   -----------       -----------
PACKAGING (CONTINUED)
Packaged Ice, Inc.,
  9.75% - 2005 ........................................       $    25,000       $    18,000
Plastipak Holdings,
  10.75% - 2011 .......................................            25,000            26,250
                                                                                -----------
                                                                                    224,687

PAPER - 0.5%
International Paper Company,
  6.875% - 2029 .......................................           150,000           143,813
Packaging Corporation of America,
  9.625% - 2009 .......................................           150,000           164,250
Riverwood International,
  10.25% - 2006 .......................................           150,000           154,500
                                                                                -----------
                                                                                    462,563

PIPELINES - 0.1%
El Paso Energy Partners,
  8.50% -2011 .........................................            50,000            50,500
Williams Companies,
  7.125% - 2011 .......................................            80,000            78,563
                                                                                -----------
                                                                                    129,063

RAILROADS - 0.5%
CSX Corporation,
  7.95% - 2027 ........................................            75,000            82,685
Norfolk Southern Corporation,
  7.25% -2031 .........................................            75,000            76,610
Union Pacific Corporation,
  6.65% -2011 .........................................           200,000           203,500
                                                                                -----------
                                                                                    362,795

REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Marriott LP, 9.50% - 2007 ........................            25,000            25,031

RETAILERS - 0.2%
AFC Enterprises, 10.25% - 2007 ........................            50,000            52,750
Federated Department Stores,
  6.625% - 2011 .......................................           100,000            98,500
Wal-Mart Stores, 5.45% - 2006 .........................            40,000            40,936
                                                                                -----------
                                                                                    192,186

SERVICES - 0.1%
DynCorp, Inc., 9.50% - 2007 ...........................            25,000            25,500
Servicemaster Company,
  7.10% -2018 .........................................            50,000            43,049
Servicemaster LP,
  7.45% -2027 .........................................            25,000            19,324
                                                                                -----------
                                                                                     87,873

SUPERMARKETS - 0.0%
Jitney-Jungle Stores,
  0.00% - 2006* .......................................            75,000                 8

TECHNOLOGY - 0.0%
ASAT Finance LLC,
  12.50% - 2006 .......................................            48,750            33,150

                                                               PRINCIPAL           MARKET
CORPORATE BONDS (CONTINUED)                                     AMOUNT             VALUE
---------------------------                                   -----------       -----------
TELECOMMUNICATIONS - 2.1%
Alaska Communications Systems,
  9.375% - 2009 .......................................       $    70,000       $    69,300
American Cellular Corporation,
  9.50% -2009 .........................................            50,000            48,500
AT&T Corporation,
  8.00% - 2031 ........................................            85,000            88,958
Bellsouth Corporation,
  6.875% - 2031 .......................................            70,000            71,970
Centurytel, Inc.(Series H),
  8.375% - 2010 .......................................           250,000           264,047
Dobson Communications,
  10.875% - 2010 ......................................           100,000           103,250
Qwest Capitol Funding,
  7.25% -2011 .........................................           110,000           107,192
Sprint Capital Corporation,
  7.625% - 2011 .......................................           500,000           525,174
Triton PCS, Inc.:
  0.00% - 2008(1) .....................................           125,000           113,125
  8.75% -2011 .........................................            75,000            75,000
Verizon Wireless, Inc.,
  5.375% - 2006 .......................................           125,000           124,427
Voicestream Wireless Corporation,
  10.375% - 2009 ......................................            81,000            92,500
  WorldCom, Inc., 7.50% - 2011 ........................            90,000            92,581
                                                                                -----------
                                                                                  1,776,024

TEXTILE - 0.0%
  Dan River, Inc., 10.125% - 2003 .....................            50,000            20,125

TOBACCO - 0.0%
  Dimon, Inc., 9.625% - 2011 ..........................            25,000            25,875

TRANSPORTATION-OTHER - 0.1%
  Avis Rent A Car, Inc.,
  11.00% - 2009 .......................................            75,000            79,500
                                                                                -----------
    Total corporate bonds - 14.9% .......................................        12,952,280

CONVERTIBLE BONDS
ELECTRIC UTILITY - 0.0%
Calpine Corporation,
  4.00% - 2006 ........................................            12,000            13,875

ENVIRONMENTAL - 0.2%
Waste Management, Inc.,
  4.00% - 2002 ........................................           175,000           173,906

TELECOMMUNICATIONS - 0.0%
Nextel Communications,
  5.25% -2010 .........................................            50,000            30,188
                                                                                -----------
  Total convertible bonds - 0.2% ........................................           217,969

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                     NUMBER         MARKET
COMMON STOCKS                                       OF SHARES       VALUE
-------------                                       ---------      --------
ADVERTISING - 0.2%
Catalina Marketing Corporation* .............            300       $ 10,410
Harte-Hanks, Inc. ...........................            700         19,719
Lamar Advertising Company* ..................            400         16,936
Omnicom Group, Inc. .........................            900         80,415
TMP Worldwide, Inc.* ........................          1,100         47,190
                                                                   --------
                                                                    174,670

AEROSPACE & DEFENSE - 0.3%
Curtiss-Wright Corporation
  (Cl.B) ....................................             52          2,416
GenCorp, Inc. ...............................            800         11,288
General Dynamics Corporation ................            600         47,784
L-3 Communications
  Holdings, Inc.* ...........................            200         18,000
Lockheed Martin Corporation .................          1,700         79,339
Precision Castparts Corporation .............            800         22,600
Raytheon Company ............................          3,000         97,410
Triumph Group, Inc.* ........................            500         16,250
                                                                   --------
                                                                    295,087

AGRICULTURAL PRODUCTS - 0.0%
Delta and Pine Land
  Company ...................................            300          6,789

AIR FREIGHT & COURIERS - 0.1%
Expeditors International of
  Washington,Inc. ...........................            500         28,475
Forward Air Corporation* ....................            300         10,176
  United Parcel Service, Inc. ...............          1,200         65,400
                                                                   --------
                                                                    104,051

AIRLINES - 0.1%
Delta Air Lines, Inc. .......................          1,000         29,260
Frontier Airlines, Inc.* ....................            150          2,550
SkyWest, Inc.................................            800         20,360
Southwest Airlines Company ..................          1,600         29,568
                                                                   --------
                                                                     81,738
ALUMINUM - 0.1%
Alcoa, Inc. .................................          2,300         81,765

APPAREL & ACCESSORIES - 0.0%
Coach, Inc.* ................................            300         11,694
Liz Claiborne, Inc. .........................            200          9,950
Quiksilver, Inc.* ...........................            400          6,880
                                                                   --------
                                                                     28,524

APPAREL RETAIL - 0.2%
Abercrombie & Fitch Company* ................            700         18,571
American Eagle Outfitters, Inc.* ............            800         20,936
AnnTaylor Stores Corporation* ...............            400         14,000
Christopher & Banks
  Corporation* ..............................            900         30,825

                                                     NUMBER         MARKET
COMMON STOCKS                                       OF SHARES       VALUE
-------------                                       ---------      --------
APPAREL RETAIL (CONTINUED)
Dress Barn, Inc.* ...........................            100       $  2,501
Intimate Brands, Inc. .......................          3,200         47,552
Ross Stores, Inc. ...........................            700         22,456
TJX Companies, Inc. .........................          1,100         43,846
Too, Inc.* ..................................            500         13,750
                                                                   --------
                                                                    214,437

APPLICATION SOFTWARE - 0.5%
Actuate Corporation* ........................            900          4,743
BARRA, Inc.* ................................            800         37,672
Cadence Design Systems, Inc.* ...............            800         17,536
E.piphany, Inc.* ............................            150          1,306
Eclipsys Corporation* .......................            400          6,700
Electronic Arts, Inc.* ......................            700         41,965
Fair, Isaac & Company, Inc. .................            300         18,906
HNC Software, Inc.* .........................            200          4,120
i2 Technologies, Inc.* ......................            600          4,740
Informatica Corporation* ....................            700         10,157
Jack Henry & Associates, Inc. ...............            400          8,736
Macromedia, Inc.* ...........................            500          8,900
Mercury Interactive
  Corporation* ..............................            900         30,582
National Instruments
  Corporation* ..............................            400         14,984
NetIQ Corporation* ..........................            300         10,578
  Peregrine Systems, Inc.* ..................            700         10,381
Rational Software Corporation* ..............          1,300         25,350
RSA Security, Inc.* .........................            150          2,619
SERENA Software, Inc.* ......................            600         13,044
Siebel Systems, Inc.* .......................          3,300         92,334
Synopsys, Inc.* .............................            200         11,814
THQ, Inc.* ..................................            100          4,847
TIBCO Software, Inc.* .......................            400          5,972
Verity, Inc.* ...............................            200          4,050
                                                                   --------
                                                                    392,036

AUTO PARTS & EQUIPMENT - 0.3%
ArvinMeritor, Inc. ..........................            500          9,820
Delphi Automotive Systems
  Corporation ...............................          3,626         49,531
Federal Signal Corporation ..................          1,000         22,270
Gentex Corporation* .........................            600         16,038
Modine Manufacturing
  Company ...................................            300          6,999
TRW, Inc. ...................................          4,300        159,272
Visteon Corporation .........................          1,418         21,327
                                                                   --------
                                                                    285,257
AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company ..........................          6,574        103,343
General Motors Corporation ..................          1,200         58,320
                                                                   --------
                                                                    161,663

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       47

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                   NUMBER         MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
-------------------------                         ---------     ----------
BANKS - 3.1%
Astoria Financial Corporation ..........            1,800       $   47,628
Bank of America Corporation ............            7,555          475,587
BankAtlantic Bancorp, Inc. .............              900            8,262
Citizens Banking Corporation ...........              500           16,440
City National Corporation ..............              500           23,425
Commerce Bancshares, Inc. ..............            3,905          152,256
Community First
  Bankshares, Inc. .....................              500           12,845
Compass Bancshares, Inc. ...............            1,200           33,960
Dime Bancorp, Inc. .....................              900           32,472
East West Bancorp, Inc. ................              300            7,725
First Tennessee National
  Corporation ..........................            1,400           50,764
First Virginia Banks, Inc. .............              600           30,456
FleetBoston Financial
  Corporation ..........................            8,821          321,966
Golden State Bancorp, Inc. .............              500           13,075
GreenPoint Financial
  Corporation ..........................              800           28,600
Hibernia Corporation ...................            1,500           26,685
Investors Financial Services
  Corporation ..........................              300           19,863
M&T Bank Corporation ...................              400           29,140
Marshall & Ilsley Corporation ..........              600           37,968
Mellon Financial Corporation ...........            4,200          158,004
Mercantile Bankshares
  Corporation ..........................              900           38,736
National Commerce Financial
  Corporation ..........................            1,425           36,052
North Fork Bancorporation, Inc. ........            1,200           38,388
Riggs National Corporation .............              500            6,985
Roslyn Bancorp, Inc. ...................              600           10,500
Silicon Valley Bancshares* .............              700           18,711
Southwest Bancorporation of
  Texas, Inc.* .........................              500           15,135
Sterling Bancshares, Inc. ..............              600            7,512
TCF Financial Corporation ..............              600           28,788
Texas Regional Bancshares, Inc. ........              300           11,355
UCBH Holdings, Inc. ....................              700           19,908
UnionBanCal Corporation ................              200            7,600
U.S.Bancorp ............................           20,500          429,065
Wachovia Corporation ...................           15,500          486,080
Wilmington Trust Corporation ...........              500           31,655
                                                                ----------
                                                                 2,713,591

BIOTECHNOLOGY - 0.9%
Abgenix, Inc.* .........................              600           20,184
Affymetrix, Inc.* ......................              300           11,325
Albany Molecular
  Research, Inc.* ......................              200            5,298
Alkermes, Inc.* ........................            1,000           26,360
Amgen, Inc.* ...........................            3,900          220,116

                                                   NUMBER         MARKET
COMMON STOCKS (CONTINUED)                         OF SHARES       VALUE
-------------------------                         ---------     ----------
BIOTECHNOLOGY (CONTINUED)
Applera Corporation - Celera
  Genomics Group* ......................              200            5,338
Bruker Daltonics, Inc.* ................              500            8,175
Celgene Corporation* ...................              100            3,192
Cephalon, Inc.* ........................              295           22,298
COR Therapeutics, Inc* .................              200            4,786
Deltagen, Inc.* ........................              900            8,280
Enzon, Inc.* ...........................              300           16,884
Genentech, Inc.* .......................            1,400           75,950
Gilead Sciences, Inc.* .................              600           39,432
Human Genome Sciences, Inc.* ...........              500           16,860
IDEC Pharmaceuticals
  Corporation* .........................              800           55,144
Incyte Genomics, Inc.* .................              400            7,824
Invitrogen Corporation* ................              416           25,763
Medarex, Inc.* .........................              900           16,164
MedImmune, Inc.* .......................            1,600           74,160
Millennium
  Pharmaceuticals, Inc.* ...............              700           17,157
Myriad Genetics, Inc.* .................              100            5,264
Neurocrine
  Biosciences, Inc.* ...................              300           15,393
OSI Pharmaceuticals, Inc.* .............              200            9,148
Protein Design Labs, Inc.* .............              400           13,172
Sepracor, Inc.* ........................              500           28,530
Techne Corporation* ....................              800           29,480
Trimeris, Inc.* ........................              500           22,485
Vertex Pharmaceuticals, Inc.* ..........              100            2,459
                                                                ----------
                                                                   806,621

BREWERS - 0.2%
Anheuser-Busch
  Companies, Inc. ......................            3,200          144,672

BROADCASTING & CABLE TV - 1.0%
Adelphia Communications
  Corporation* .........................              400           12,472
Cablevision Systems
  Corporation* .........................              300           14,235
Cablevision Systems Corporation-
  Rainbow Media Group* .................              100            2,470
Charter Communications, Inc.* ..........              800           13,144
Clear Channel
  Communications, Inc.* ................              800           40,728
Comcast Corporation * ..................            5,900          212,400
Cox Communications, Inc.* ..............              700           29,337
Cox Radio, Inc.* .......................            2,300           58,604
Entercom Communications
  Corporation* .........................              100            5,000
General Motors
  Corporation (Cl.H)* ..................            3,200           49,440
Hispanic Broadcasting
  Corporation* .........................            1,400           35,700

--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      NUMBER        MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ---------     --------
BROADCASTING & CABLE TV (CONTINUED)
Liberty Media Corporation* ..................         13,000       $182,000
Radio One, Inc. (Cl.D)* .....................          1,400         25,214
Salem Communications
  Corporation* ..............................            400          9,200
Sinclair Broadcast
  Group, Inc.* ..............................          1,500         14,190
Spanish Broadcasting
  System, Inc.* .............................          4,800         47,472
Univision
  Communications, Inc.* .....................            700         28,322
USA Networks, Inc.* .........................            900         24,579
Westwood One, Inc.* .........................          1,600         48,080
Young Broadcasting, Inc.* ...................            200          3,590
                                                                   --------
                                                                    856,177

BUILDING PRODUCTS - 0.1%
American Standard
  Companies, Inc.* ..........................            200         13,646
Crane Company ...............................            600         15,384
Masco Corporation ...........................          2,700         66,150
York International Corporation ..............            300         11,439
                                                                   --------
                                                                    106,619

CASINOS & GAMING - 0.0%
Mandalay Resort Group* ......................            800         17,120

CATALOG RETAIL - 0.0%
Insight Enterprises, Inc.* ..................            700         17,220

COMMERCIAL PRINTING - 0.0%
Banta Corporation ...........................            800         23,616
R.R.Donnelly & Sons
  Company ...................................            300          8,907
                                                                   --------
                                                                     32,523

COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.* .....................            400         29,792
Tweeter Home Entertainment
  Group, Inc.* ..............................            500         14,500
Ultimate Electronics, Inc.* .................          1,200         36,000
                                                                   --------
                                                                     80,292

COMPUTER HARDWARE - 0.7%
Compaq Computer
  Corporation ...............................          6,956         67,891
Dell Computer Corporation* ..................          6,700        182,106
International Business Machines
  Corporation ...............................          2,600        314,496
Sun Microsystems, Inc.* .....................          4,900         60,466
                                                                   --------
                                                                    624,959

COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation* ............................          5,800         77,952
InFocus Corporation* ........................            500         11,010
Lexmark International, Inc.* ................            700         41,300
Quantum Corporation - DLT &
  Storage Systems* ..........................            300          2,955

                                                      NUMBER        MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ---------     --------
COMPUTER STORAGE & PERIPHERALS (continued)
SanDisk Corporation* ........................            200          2,880
Storage Technology
  Corporation* ..............................          1,000         20,670
                                                                   --------
                                                                    156,767

CONSTRUCTION & ENGINEERING - 0.1%
Dycom Industries, Inc.* .....................            700         11,697
Granite Construction, Inc. ..................            750         18,060
Insituform Technologies, Inc.* ..............            600         15,348
Jacobs Engineering Group, Inc.* .............            300         19,800
                                                                   --------
                                                                     64,905

CONSTRUCTION & FARM MACHINERY - 0.1%
Caterpillar, Inc. ...........................          1,600         83,600
Oshkosh Truck Corporation ...................            700         34,125
                                                                   --------
                                                                    117,725

CONSTRUCTION MATERIALS - 0.0%
Martin Marietta Materials, Inc. .............            500         23,300

CONSUMER ELECTRONICS - 0.0%
Harman International
  Industries, Inc. ..........................            500         22,550

CONSUMER FINANCE - 0.0%
  AmeriCredit Corporation* ..................            400         12,620
Metris Companies, Inc. ......................            200          5,142
                                                                   --------
                                                                     17,762

DATA PROCESSING SERVICES - 0.6%
BISYS Group, Inc.* ..........................            300         19,197
Ceridian Corporation* .......................          1,000         18,750
Concord EFS, Inc.* ..........................          3,200        104,896
FactSet Research Systems, Inc. ..............            500         17,475
First Data Corporation ......................          1,700        133,365
Fiserv, Inc.* ...............................            750         31,740
Global Payments, Inc. .......................            500         17,200
Sabre Holdings Corporation* .................          3,200        135,520
                                                                   --------
                                                                    478,143

DEPARTMENT STORES - 0.3%
Federated Department
  Stores, Inc.* .............................            400         16,360
Kohl's Corporation* .........................          2,100        147,924
May Department Stores
  Company ...................................          1,350         49,923
Neiman Marcus Group, Inc.* ..................            500         15,535
                                                                   --------
                                                                    229,742

DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation ...........................          1,600         57,120
Dow Chemical Company ........................          3,300        111,474
E.I.du Pont de Nemours &
  Company ...................................          3,751        159,455
FMC Corporation* ............................            100          5,950
Olin Corporation ............................            700         11,298
Solutia, Inc. ...............................            600          8,412
                                                                   --------
                                                                    353,709

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES       VALUE
-------------------------                              ---------     ----------
DIVERSIFIED COMMERCIAL SERVICES - 0.4%
Apollo Group, Inc.* .........................              600       $   27,006
Bright Horizons Family
  Solutions, Inc.* ..........................              300            8,397
Cendant Corporation* ........................            2,400           47,064
ChoicePoint, Inc.* ..........................              200           10,138
Corporate Executive Board
  Company* ..................................            1,400           51,380
DeVry, Inc.* ................................              800           22,760
Exult, Inc.* ................................            5,800           93,090
F.Y.I., Inc.* ...............................              400           13,400
G&K Services, Inc. ..........................              500           16,150
Iron Mountain, Inc.* ........................              200            8,760
New Dun & Bradstreet
  Corporation* ..............................            1,300           45,890
Pittston Brink's Group ......................              300            6,630
University of Phoenix Online* ...............              200            6,518
Viad Corporation ............................              700           16,576
                                                                     ----------
                                                                        373,759

DIVERSIFIED FINANCIAL SERVICES - 2.8%
Affiliated Managers
Group, Inc.* ................................              300           21,144
Ambac Financial Group, Inc. .................            1,300           75,218
Catellus Development
  Corporation* ..............................              700           12,880
Charles Schwab Corporation ..................            4,900           75,803
Citigroup, Inc. .............................           18,073          912,325
Eaton Vance Corporation .....................              800           28,440
Edwards (A.G.), Inc. ........................              700           30,919
Fannie Mae ..................................            3,800          302,100
Federated Investors,
  Inc. (Cl.B) ...............................              800           25,504
Franklin Resources, Inc. ....................            2,500           88,175
Freddie Mac .................................            2,900          189,660
Goldman Sachs Group, Inc. ...................            2,500          231,875
J.P.Morgan Chase &
  Company ...................................            3,636          132,169
Legg Mason, Inc. ............................              300           14,994
Merrill Lynch & Company, Inc. ...............            3,400          177,208
Moody's Corporation .........................              400           15,944
Nationwide Financial
  Services, Inc. ............................              900           37,314
Principal Financial
  Group, Inc.* ..............................              800           19,200
SEI Investments Company .....................              300           13,533
Trammell Crow Company* ......................              900           10,530
Waddell & Reed Financial, Inc. ..............              400           12,880
                                                                     ----------
                                                                      2,427,815

DIVERSIFIED METAL & MINING - 0.0%
Phelps Dodge Corporation ....................              700           22,680


                                                         NUMBER        MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES       VALUE
-------------------------                              ---------     ----------
DRUG RETAIL - 0.2%
CVS Corporation .............................            1,300       $   38,480
Duane Reade, Inc.* ..........................              200            6,070
Walgreen Company ............................            4,400          148,104
                                                                     ----------
                                                                        192,654

ELECTRIC UTILITIES - 1.1%
Calpine Corporation* ........................              800           13,432
Consolidated Edison, Inc. ...................            2,400           96,864
  DPL, Inc. .................................            1,000           24,080
Duke Energy Corporation .....................            2,400           94,224
Entergy Corporation .........................            2,800          109,508
FirstEnergy Corporation .....................            2,900          101,442
Great Plains Energy, Inc. ...................            1,100           27,720
IDACORP, Inc. ...............................              400           16,240
Mirant Corporation* .........................            1,000           16,020
Niagra Mohawk
  Holdings, Inc.* ...........................           11,000          195,030
OGE Energy Corporation ......................              800           18,464
Orion Power Holdings, Inc.* .................              500           13,050
PG&E Corporation* ...........................            3,200           61,568
Potomac Electric Power
  Company ...................................              500           11,285
Reliant Energy, Inc. ........................            1,600           42,432
TXU Corporation .............................              900           42,435
Wisconsin Energy Corporation ................            1,400           31,584
                                                                     ----------
                                                                        915,378

ELECTRICAL COMPONENTS &
  EQUIPMENT - 0.1%
Cooper Industries, Inc. .....................              400           13,968
Littlefuse, Inc.* ...........................              200            5,248
Tecumseh Products Company ...................              400           20,252
                                                                     ----------
                                                                         39,468

ELECTRONIC EQUIPMENT &
  INSTRUMENTS - 0.8%
Amphenol Corporation* .......................              200            9,610
Arrow Electronics, Inc.* ....................              500           14,950
AVX Corporation .............................            1,000           23,590
Cognex Corporation* .........................              300            7,683
Coherent, Inc.* .............................              100            3,092
Diebold, Inc. ...............................              400           16,176
Flextronics International, Ltd.* ............            8,800          211,112
Jabil Circuit, Inc.* ........................              700           15,904
KEMET Corporation* ..........................              300            5,325
Kopin Corporation* ..........................              700            9,800
Newport Corporation .........................            1,200           23,136
Plexus Corporation* .........................              700           18,592
Sanmina-SCI Corporation* ....................            8,476          168,672
Tech Data Corporation* ......................              500           21,640
Technitrol, Inc. ............................              400           11,048
Varian, Inc.* ...............................              500           16,220
Vishay Intertechnology, Inc.* ...............              200            3,900
Waters Corporation* .........................            2,200           85,250
                                                                     ----------
                                                                        665,700

--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                           NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                 OF SHARES      VALUE
-------------------------                                ----------    ---------
EMPLOYMENT SERVICES - 0.1%
Manpower, Inc. ...................................            900       $ 30,339
Robert Half International, Inc.* .................          1,700         45,390
                                                                       ---------
                                                                          75,729

ENVIRONMENTAL SERVICES - 0.3%
Republic Services, Inc.* .........................            500          9,985
Tetra Tech, Inc.* ................................            500          9,955
Waste Connections, Inc.* .........................            200          6,198
Waste Management, Inc. ...........................          5,912        188,652
                                                                       ---------
                                                                         214,790

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.0%
IMC Global, Inc. .................................          1,600         20,800
Monsanto Company .................................            500         16,900
                                                                       ---------
                                                                          37,700

FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company* ..................            300         10,551
SYSCO Corporation ................................          1,800         47,196
                                                                       ---------
                                                                          57,747

FOOD-RETAIL - 0.1%
Casey's General Stores, Inc. .....................            600          8,940
Safeway, Inc.* ...................................            800         33,400
Whole Foods Market, Inc.* ........................            400         17,424
                                                                       ---------
                                                                          59,764

FOOTWEAR - 0.1%
NIKE, Inc. (Cl.B) ................................          1,500         84,360
Skechers USA, Inc.* ..............................            300          4,386
Vans, Inc.* ......................................            900         11,466
                                                                       ---------
                                                                         100,212

FOREST PRODUCTS - 0.1%
Deltic Timber Corporation ........................            100          2,740
Rayonier, Inc. ...................................            400         20,188
Weyerhaeuser Company .............................            500         27,040
                                                                       ---------
                                                                          49,968

GAS UTILITIES - 0.1%
Energen Corporation ..............................          1,000         24,650
National Fuel Gas Company ........................            600         14,820
WGL Holdings, Inc. ...............................            500         14,535
                                                                       ---------
                                                                          54,005

GENERAL MERCHANDISE STORES - 1.3%
BJ's Wholesale Club, Inc.* .......................            500         22,050
Costco Wholesale Corporation* ....................          1,400         62,132
Dollar Tree Stores, Inc.* ........................          2,500         77,275
Family Dollar Stores, Inc. .......................          1,200         35,976
Target Corporation ...............................          5,300        217,565
Wal-Mart Stores, Inc. ............................         12,300        707,865
                                                                       ---------
                                                                       1,122,863

                                                           NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                 OF SHARES      VALUE
-------------------------                                ----------    ---------
GOLD - 0.0%
Newmont Mining Corporation .......................          1,815       $ 34,685

HEALTH CARE DISTRIBUTORS & SERVICES - 0.6%
Accredo Health, Inc.* ............................            200          7,940
AdvancePCS* ......................................            200          5,870
AmeriSourceBergen Corporation* ...................            200         12,710
Apria Healthcare Group, Inc.* ....................            600         14,994
Cardinal Health, Inc. ............................          2,050        132,553
DaVita, Inc.* ....................................            300          7,335
Express Scripts, Inc.* ...........................            200          9,352
Gentiva Health Services, Inc.* ...................            225          4,939
Hooper Holmes, Inc. ..............................          2,100         18,795
Laboratory Corporation of America Holdings* ......          1,900        153,615
McKesson HBOC, Inc. ..............................          1,300         48,620
Omnicare, Inc. ...................................          2,100         52,248
Patterson Dental Company* ........................            200          8,186
Priority Healthcare Corporation* .................            300         10,557
Quest Diagnostics, Inc.* .........................            600         43,026
Unilab Corporation* ..............................            300          7,530
                                                                       ---------
                                                                         538,270

HEALTH CARE EQUIPMENT - 0.5%
Apogent Technologies, Inc.* ......................          1,000         25,800
Baxter International, Inc. .......................          2,900        155,527
Beckman Coulter, Inc. ............................            200          8,860
Boston Scientific Corporation* ...................          1,500         36,180
Cytyc Corporation* ...............................            700         18,270
DENTSPLY International, Inc. .....................            400         20,080
Guidant Corporation* .............................          1,300         64,740
Hillenbrand Industries, Inc. .....................            400         22,108
ResMed, Inc.* ....................................            100          5,392
St. Jude Medical, Inc.* ..........................            400         31,060
Varian Medical Systems, Inc.* ....................            400         28,504
                                                                       ---------
                                                                         416,521

HEALTH CARE FACILITIES - 0.2%
Community Health Systems,Inc.* ...................            200          5,100
HCA, Inc. ........................................          1,900         73,226
LifePoint Hospitals, Inc.* .......................            400         13,616
Province Healthcare Company* .....................            200          6,172
Triad Hospitals, Inc.* ...........................            410         12,033
United Surgical Partners International, Inc.* ....          1,000         21,150
Universal Health Services, Inc.* .................            300         12,834
                                                                       ---------
                                                                         144,131

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                            NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES        VALUE
-------------------------                                  ---------      ----------
HEALTH CARE SUPPLIES - 0.1%
Advanced Neuromodulation
  Systems, Inc.* .................................              400       $   14,100
Edwards Lifesciences
  Corporation* ...................................              400           11,052
STERIS Corporation* ..............................            1,100           20,097
                                                                          ----------
                                                                              45,249

HOME FURNISHINGS - 0.0%
Furniture Brands International,
  Inc.* ..........................................              500           16,010

HOME IMPROVEMENT RETAIL - 0.5%
Home Depot, Inc. .................................            8,050          410,631
Lowe's Companies, Inc. ...........................            1,400           64,974
                                                                          ----------
                                                                             475,605

HOMEBUILDING - 0.0%
Lennar Corporation ...............................              300           14,046
Palm Harbor Homes, Inc.* .........................              400            9,580
Schuler Homes, Inc.* .............................              400            7,940
Toll Brothers, Inc.* .............................              100            4,390
                                                                          ----------
                                                                              35,956

HOTELS - 0.1%
Carnival Corporation .............................            1,500           42,120
Extended Stay America, Inc.* .....................              800           13,120
Marriott International, Inc. .....................            1,000           40,650
                                                                          ----------
                                                                              95,890

HOUSEHOLD PRODUCTS - 0.8%
Clorox Company ...................................            2,200           87,010
Colgate-Palmolive Company ........................            2,300          132,825
Dial Corporation .................................              600           10,290
Kimberly-Clark Corporation .......................            1,300           77,740
Procter & Gamble Company .........................            5,100          403,563
                                                                          ----------
                                                                             711,428

HOUSEWARES & SPECIALTIES - 0.1%
Fortune Brands, Inc. .............................            1,200           47,508
Lancaster Colony Corporation .....................              400           14,204
                                                                          ----------
                                                                              61,712

INDUSTRIAL CONGLOMERATES - 1.5%
General Electric Company .........................           25,600        1,026,048
Matthews International
  Corporation ....................................            1,000           24,580
Minnesota Mining &
  Manufacturing Company ..........................            1,700          200,957
Teleflex, Inc. ...................................              500           23,655
Textron, Inc. ....................................            1,000           41,460
                                                                          ----------
                                                                           1,316,700

INDUSTRIAL MACHINERY - 0.5%
Actuant Corporation* .............................            3,400          114,240
Danaher Corporation ..............................            1,400           84,434
Dionex Corporation* ..............................              300            7,653
Dover Corporation ................................            1,000           37,070

                                                            NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES        VALUE
-------------------------                                  ---------      ----------
INDUSTRIAL MACHINERY (CONTINUED)
Flowserve Corporation* ...........................              800       $   21,288
Harsco Corporation ...............................              400           13,720
ITT Industries, Inc. .............................              300           15,150
Kaydon Corporation ...............................              600           13,608
Mettler-Toledo
  International, Inc.* ...........................              400           20,740
Nordson Corporation ..............................            2,000           52,820
Pall Corporation .................................            1,300           31,278
                                                                          ----------
                                                                             412,001

INSURANCE BROKERS - 0.2%
Arthur J.Gallagher & Company .....................              400           13,796
Brown & Brown, Inc. ..............................              400           10,920
Marsh & McLennan
  Companies, Inc. ................................              900           96,705
                                                                          ----------
                                                                             121,421

INTEGRATED OIL & GAS - 1.6%
Amerada Hess Corporation .........................              500           31,250
ChevronTexaco Corporation ........................            4,925          441,329
Exxon Mobil Corporation ..........................           21,320          837,876
USX-Marathon Group ...............................            2,300           69,000
                                                                          ----------
                                                                           1,379,455

INTEGRATED TELECOMMUNICATION SERVICE - 1.6%
Allegiance Telecom, Inc.* ........................            1,000            8,290
AT&T Corporation .................................           21,500          390,010
BellSouth Corporation ............................            4,800          183,120
SBC Communications, Inc. .........................            8,012          313,830
Verizon Communications, Inc. .....................            7,534          357,564
WorldCom, Inc.- WorldCom
  Group* .........................................            8,523          120,004
                                                                          ----------
                                                                           1,372,818

INTERNET SOFTWARE & SERVICES - 0.4%
Akamai Technologies, Inc.* .......................              100              594
Ariba, Inc.* .....................................            2,800           17,248
Art Technology Group, Inc.* ......................              100              348
CNET Networks, Inc.* .............................            1,200           10,764
Digital Insight Corporation* .....................            1,000           22,360
EarthLink, Inc.* .................................              500            6,085
Foundry Networks, Inc.* ..........................              200            1,630
Inktomi Corporation* .............................              200            1,342
Internet Security Systems, Inc.* .................              400           12,824
Interwoven, Inc.* ................................              200            1,948
Liberate Technologies* ...........................              300            3,444
MatrixOne, Inc.* .................................              300            3,897
Netegrity, Inc.* .................................              200            3,872
Openwave Systems, Inc.* ..........................            1,061           10,387
Register.com, Inc.* ..............................              800            9,200
SonicWALL, Inc.* .................................            1,500           29,160
Stellent, Inc.* ..................................              200            5,912
VeriSign, Inc.* ..................................            5,300          201,612
Vignette Corporation* ............................            1,800            9,666
Websense, Inc.* ..................................              500           16,035
                                                                          ----------
                                                                             368,328

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                               NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                     OF SHARES       VALUE
-------------------------                                     ---------      --------
IT CONSULTING & SERVICES - 0.2%
Affiliated Computer
  Services, Inc.* .....................................            300       $ 31,839
Forrester Research, Inc.* .............................            900         18,126
Investment Technology
  Group, Inc.* ........................................            900         35,163
Keane, Inc.* ..........................................            200          3,606
KPMG Consulting, Inc.* ................................          3,200         53,024
SunGard Data Systems, Inc.* ...........................          1,800         52,074
                                                                             --------
                                                                              193,832

LEISURE FACILITIES - 0.0%
International Speedway
  Corporation .........................................            200          7,820
Six Flags, Inc.* ......................................          1,400         21,532
                                                                             --------
                                                                               29,352

LEISURE PRODUCTS - 0.1%
Brunswick Corporation .................................            300          6,528
SCP Pool Corporation* .................................          1,350         37,058
                                                                             --------
                                                                               43,586

LIFE & HEALTH INSURANCE - 0.2%
AFLAC, Inc. ...........................................          1,600         39,296
MetLife, Inc. .........................................          1,700         53,856
Protective Life Corporation ...........................            500         14,465
Prudential Financial, Inc.* ...........................          1,300         43,147
StanCorp Financial
  Group, Inc. .........................................            700         33,075
UnumProvident Corporation .............................            800         21,208
                                                                             --------
                                                                              205,047

MANAGED HEALTH CARE - 0.3%
CIGNA Corporation .....................................            800         74,120
First Health Group
  Corporation* ........................................            800         19,792
Health Net, Inc.* .....................................          1,700         37,026
Oxford Health Plans, Inc.* ............................            300          9,042
UnitedHealth Group, Inc. ..............................          1,700        120,309
Wellpoint Health
  Networks, Inc.* .....................................            300         35,055
                                                                             --------
                                                                              295,344

MARINE - 0.0%
Alexander & Baldwin, Inc. .............................            700         18,690

MEAT POULTRY & FISH - 0.0%
Smithfield Foods, Inc.* ...............................            800         17,632

MOVIES & ENTERTAINMENT - 0.9%
AOL Time Warner, Inc. * ...............................         12,100        388,410
Fox Entertainment Group, Inc.* ........................            600         15,918
Macrovision Corporation* ..............................            500         17,610
Viacom, Inc. (Cl.B)* ..................................          5,787        255,496
Walt Disney Company ...................................          5,842        121,046
                                                                             --------
                                                                              798,480

                                                               NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                     OF SHARES       VALUE
-------------------------                                     ---------      --------
MULTI-LINE INSURANCE - 1.1%
Allmerica Financial
  Corporation .........................................            300       $ 13,365
American Financial
  Group, Inc. .........................................            400          9,820
American International
  Group, Inc. .........................................          8,075        641,155
Hartford Financial Services
  Group, Inc. .........................................          1,600        100,528
Horace Mann Educators
  Corporation .........................................          6,000        127,320
Loews Corporation .....................................            600         33,228
                                                                             --------
                                                                              925,416

MULTI-UTILITIES - 0.2%
Dynegy, Inc. ..........................................            800         20,400
Energy East Corporation ...............................            900         17,091
SCANA Corporation .....................................            631         17,561
Sierra Pacific Resources ..............................          1,100         16,555
UtiliCorp United, Inc. ................................            900         22,653
Williams Companies, Inc. ..............................          1,700         43,384
                                                                             --------
                                                                              137,644

NETWORKING EQUIPMENT - 0.6%
3Com Corporation* .....................................          3,100         19,778
Black Box Corporation* ................................            400         21,152
Brocade Communications
  Systems, Inc.* ......................................            900         29,808
Cisco Systems, Inc.* ..................................         23,700        429,207
Emulex Corporation* ...................................            300         11,853
Extreme Networks, Inc.* ...............................            100          1,290
Juniper Networks, Inc.* ...............................          1,900         36,005
Packeteer, Inc.* ......................................            200          1,474
Redback Networks, Inc.* ...............................            200            790
                                                                             --------
                                                                              551,357

OFFICE SERVICES & SUPPLIES - 0.0%
Herman Miller, Inc. ...................................            500         11,830
Standard Register Company .............................            700         12,971
Wallace Computer Services, Inc. .......................            800         15,192
                                                                             --------
                                                                               39,993

OIL & GAS DRILLING - 0.1%
Diamond Offshore
  Drilling, Inc. ......................................            300          9,120
ENSCO International, Inc. .............................            600         14,910
GlobalSantaFe Corporation .............................            498         14,203
Grey Wolf, Inc.* ......................................          2,600          7,722
Patterson-UTI Energy, Inc.* ...........................          1,300         30,303
Pride International, Inc.* ............................            300          4,530
Transocean Sedco Forex, Inc. ..........................            309         10,450
                                                                             --------
                                                                               91,238

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                              NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                    OF SHARES        VALUE
-------------------------                                    ---------      ----------
OIL & GAS EQUIPMENT & SERVICES - 0.3%
Baker Hughes, Inc. .................................            1,400       $   51,058
BJ Services Company* ...............................            1,000           32,450
Cooper Cameron Corporation* ........................              300           12,108
Grant Prideco, Inc.* ...............................              600            6,900
Schlumberger, Ltd. .................................            1,600           87,920
Smith International, Inc.* .........................              600           32,172
Tidewater, Inc. ....................................              400           13,560
Weatherford International, Inc.* ...................              600           22,356
                                                                            ----------
                                                                               258,524

OIL & GAS - EXPLORATION &
  PRODUCTION - 0.3%
Anadarko Petroleum
  Corporation ......................................              863           49,062
Cabot Oil & Gas Corporation ........................              400            9,620
Murphy Oil Corporation .............................              300           25,212
Noble Affiliates, Inc. .............................              700           24,703
Ocean Energy, Inc. .................................              500            9,600
Spinnaker Exploration
  Company* .........................................              100            4,116
Stone Energy Corporation* ..........................              300           11,850
Tom Brown, Inc.* ...................................              900           24,309
Unocal Corporation .................................            2,700           97,389
                                                                            ----------
                                                                               255,861

OIL & GAS REFINING & MARKETING - 0.0%
Valero Energy Corporation ..........................              600           22,872

PACKAGED FOODS - 0.3%
American Italian Pasta
  Company* .........................................              300           12,609
Dean Foods Company* ................................              171           11,703
Dole Food Company, Inc. ............................              200            5,366
Dreyer's Grand Ice Cream, Inc. .....................              400           15,404
Flowers Foods, Inc.* ...............................              160            6,387
General Mills, Inc. ................................            1,900           98,819
Heinz (H.J.) Company ...............................              900           37,008
McCormick & Company, Inc. ..........................              500           20,985
Tootsie Roll Industries, Inc. ......................              406           15,866
Wm. Wrigley Jr. Company ............................              600           30,822
                                                                            ----------
                                                                               254,969

PAPER PACKAGING - 0.1%
Packaging Corporation
  of America* ......................................            1,800           32,670
Smurfit-Stone Container
  Corporation* .....................................              600            9,582
Sonoco Products Company ............................            1,000           26,580
                                                                            ----------
                                                                                68,832

                                                              NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                    OF SHARES        VALUE
-------------------------                                    ---------      ----------
PAPER PRODUCTS - 0.2%
Bowater, Inc. ......................................              200       $    9,540
Glatfelter .........................................              700           10,906
International Paper Company ........................            1,900           76,665
Mead Corporation ...................................              800           24,712
Potlatch Corporation ...............................              300            8,796
Wausau-Mosinee Paper
  Corporation ......................................            1,000           12,100
                                                                            ----------
                                                                               142,719

PERSONAL PRODUCTS - 0.1%
Gillette Company ...................................            2,700           90,180

PHARMACEUTICALS - 3.8%
Abbott Laboratories ................................            6,400          356,800
American Home Products
  Corporation ......................................            5,600          343,616
Andrx Group* .......................................              300           21,123
Bristol-Myers Squibb
  Company ..........................................            4,100          209,100
CIMA Labs, Inc.* ...................................              500           18,075
Eli Lilly & Company ................................            3,400          267,036
IVAX Corporation* ..................................            2,050           41,287
Johnson & Johnson ..................................           11,588          684,851
Medicis Pharmaceutical
  Corporation* .....................................              200           12,918
Merck & Company, Inc. ..............................            4,300          252,840
Mylan Laboratories, Inc. ...........................            1,000           37,500
Pfizer, Inc. .......................................           22,875          911,569
Pharmacia Corporation ..............................            4,042          172,391
Schering-Plough Corporation ........................              800           28,648
                                                                            ----------
                                                                             3,357,754

PHOTOGRAPHIC PRODUCTS - 0.0%
Eastman Kodak Company ..............................            1,100           32,373

PRECIOUS METALS & MINERALS - 0.0%
Stillwater Mining Company* .........................              800           14,800

PROPERTY & CASUALTY INSURANCE - 0.7%
Berkshire Hathaway, Inc.* ..........................                1           75,600
Mercury General Corporation ........................            3,900          170,274
Ohio Casualty Corporation* .........................           12,800          205,440
Old Republic International
  Corporation ......................................            1,700           47,617
PMI Group, Inc. ....................................              200           13,402
Radian Group, Inc. .................................              600           25,770
Stewart Information Services
  Corporation* .....................................              500            9,875
Triad Guaranty, Inc.* ..............................              600           21,762
XL Capital Ltd. ....................................              600           54,816
                                                                            ----------
                                                                               624,556

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       54

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------     --------
PUBLISHING & PRINTING - 0.4%
Belo Corporation ............................            900       $ 16,875
Dow Jones & Company, Inc. ...................            300         16,419
Gannett Company, Inc. .......................            900         60,507
Gemstar-TV Guide
  International, Inc.* ......................            400         11,080
Getty Images, Inc.* .........................            400          9,192
Knight-Ridder, Inc. .........................          1,100         71,423
McGraw-Hill Companies, Inc. .................          1,000         60,980
Meredith Corporation ........................            100          3,565
Reader's Digest Association, Inc. ...........            300          6,924
Scholastic Corporation* .....................            400         20,132
Tribune Company .............................            700         26,201
                                                                   --------
                                                                    303,298

RAILROADS - 0.1%
Burlington Northern Santa Fe
  Corporation ...............................          1,400         39,942
Norfolk Southern Corporation ................          4,200         76,986
                                                                   --------
                                                                    116,928

REAL ESTATE INVESTMENT TRUSTS - 0.5%
AMB Property Corporation ....................            600         15,600
Apartment Investment &
  Management Company ........................            500         22,865
Archstone -Smith Trust ......................            300          7,890
Arden Realty, Inc. ..........................            500         13,250
Avalonbay Communities, Inc. .................            400         18,924
Bedford Property
  Investors, Inc. ...........................            500         11,250
Boston Properties, Inc. .....................            800         30,400
Camden Property Trust .......................            700         25,690
Cousins Properties, Inc. ....................            400          9,744
Crescent Real Estate Equities
  Company ...................................            900         16,299
Duke Realty Corporation .....................            800         19,464
Equity Office Properties Trust ..............          1,200         36,096
JP Realty, Inc...............................            600         14,274
LaSalle Hotel Properties ....................          1,500         17,610
Mills Corporation ...........................            300          7,944
Plum Creek Timber
  Company, Inc. .............................            411         11,652
ProLogis Trust ..............................            700         15,057
Reckson Associates Realty
  Corporation ...............................            700         16,352
Regency Centers Corporation .................            600         16,650
Rouse Company ...............................          1,100         32,219
Simon Property Group, Inc. ..................            600         17,598
Vornado Realty Trust ........................            400         16,640
                                                                   --------
                                                                    393,468

REINSURANCE - 0.0%
Transatlantic Holdings, Inc. ................            250         22,750


                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------     --------
RESTAURANTS - 0.3%
Brinker International, Inc.* ................            600       $ 17,856
California Pizza Kitchen, Inc.* .............            300          7,425
CEC Entertainment, Inc.* ....................            300         13,017
Cheesecake Factory, Inc.* ...................            300         10,431
Darden Restaurants, Inc. ....................            100          3,540
McDonald's Corporation ......................          3,700         97,939
O'Charley's, Inc.* ..........................            400          7,404
Outback Steakhouse, Inc.* ...................          1,200         41,100
P.F.Chang's China Bistro, Inc.* .............            200          9,460
RARE Hospitality
  International, Inc.* ......................            200          4,508
Sonic Corporation* ..........................            100          3,600
Starbucks Corporation* ......................          1,300         24,765
Wendy's International, Inc. .................            300          8,751
                                                                   --------
                                                                    249,796

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.* ....................          2,300         92,230
  ATMI, Inc.* ...............................            500         11,925
Brooks Automation, Inc.* ....................            200          8,134
Cabot Microelectronics
  Corporation* ..............................            508         40,259
KLA-Tencor Corporation* .....................          2,700        133,812
Lam Research Corporation* ...................            600         13,932
LTX Corporation* ............................            500         10,470
PRI Automation, Inc.* .......................            400          8,180
Varian Semiconductor
  Equipment Associates, Inc.* ...............            700         24,213
                                                                   --------
                                                                    343,155

SEMICONDUCTORS - 1.5%
Alliance Semiconductor
Corporation * ...............................            500          6,040
Alpha Industries, Inc.* .....................            200          4,360
Altera Corporation* .........................          2,800         59,416
Analog Devices, Inc.* .......................          7,034        312,239
Applied Micro Circuits
  Corporation* ..............................            800          9,056
Atmel Corporation* ..........................          3,100         24,552
Cree, Inc.* .................................            900         26,514
Cypress Semiconductor
  Corporation* ..............................            400          7,972
GlobespanVirata, Inc.* ......................            100          1,295
Integrated Device
  Technology, Inc.* .........................            200          5,318
Integrated Silicon
  Solutions, Inc,* ..........................            300          3,672
Intel Corporation ...........................         13,400        421,430
Intersil Corporation* .......................            300          9,675
Lattice Semiconductor
  Corporation* ..............................            600         12,342
Maxim Integrated
  Products, Inc.* ...........................          3,500        183,785

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                            NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES        VALUE
-------------------------                                  ---------      ----------
SEMICONDUCTORS - (CONTINUED)
Micrel, Inc.* ....................................              400       $   10,492
Microchip Technology, Inc.* ......................              400           15,496
Oak Technology, Inc.* ............................              700            9,625
Pericom Semiconductor
  Corporation* ...................................              500            7,250
Pixelworks, Inc.* ................................            1,000           16,060
RF Micro Devices, Inc.* ..........................              400            7,692
Semtech Corporation* .............................              200            7,138
Silicon Storage Technology, Inc.* ................              300            2,892
Texas Instruments, Inc. ..........................            3,300           92,400
TranSwitch Corporation* ..........................              600            2,700
TriQuint Semiconductor, Inc.* ....................              300            3,678
Xilinx, Inc.* ....................................              700           27,335
                                                                          ----------
                                                                           1,290,424

SOFT DRINKS - 0.8%
Coca-Cola Company ................................            8,500          400,775
PepsiAmericas, Inc. ..............................              600            8,280
PepsiCo, Inc. ....................................            5,300          258,057
                                                                          ----------
                                                                             667,112

SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc. .............................            1,000           23,200
Crompton Corporation .............................            1,300           11,700
Ecolab, Inc. .....................................              600           24,150
Grace (W.R) & Company* ...........................            3,300            5,115
Great Lakes Chemical
  Corporation ....................................              300            7,284
PolyOne Corporation ..............................              900            8,820
Rohm & Haas Company ..............................              800           27,704
Symyx Technologies, Inc.* ........................              300            6,372
                                                                          ----------
                                                                             114,345

SPECIALTY STORES - 0.2%
Copart, Inc.* ....................................              300           10,911
Cost Plus, Inc.* .................................            1,500           39,750
Michaels Stores, Inc.* ...........................              800           26,360
O'Reilly Automotive, Inc.* .......................              700           25,529
Pier 1 Imports, Inc. .............................              600           10,404
Tiffany & Company ................................              300            9,441
Toys `R' Us, Inc.* ...............................              900           18,666
Williams-Sonoma, Inc.* ...........................              600           25,740
                                                                          ----------
                                                                             166,801

STEEL - 0.1%
AK Steel Holding Corporation .....................              500            5,690
Carpenter Technology
  Corporation ....................................              800           21,296
Cleveland-Cliffs, Inc. ...........................              300            5,490
Nucor Corporation ................................            1,400           74,144
USX-U.S.Steel Group ..............................              300            5,433
                                                                          ----------
                                                                             112,053

                                                            NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES        VALUE
-------------------------                                  ---------      ----------
SYSTEMS SOFTWARE - 1.6%
BEA Systems, Inc.* ...............................            1,300       $   20,033
DST Systems, Inc.* ...............................              200            9,970
Embarcadero
  Technologies, Inc.* ............................              500           12,100
Micromuse, Inc.* .................................              200            3,000
Microsoft Corporation* ...........................           14,800          980,796
Oracle Corporation* ..............................           16,800          232,008
Sybase, Inc.* ....................................              732           11,536
Symantec Corporation* ............................              600           39,798
VERITAS Software Corporation* ....................            1,400           62,748
                                                                          ----------
                                                                           1,371,989

TELECOMMUNICATIONS EQUIPMENT - 0.5%
ADTRAN, Inc.* ....................................              600           15,312
Audiovox Corporation* ............................              700            5,222
Cable Design Technologies
  Corporation* ...................................              700            9,576
CIENA Corporation* ...............................              500            7,155
Finisar Corporation* .............................              300            3,051
Harmonic, Inc.* ..................................              800            9,616
JDS Uniphase Corporation* ........................            4,300           37,539
Lucent Technologies, Inc. ........................            5,400           33,966
Motorola, Inc. ...................................            6,600           99,132
Plantronics, Inc.* ...............................              300            7,692
Polycom, Inc.* ...................................              500           17,200
Powerwave Technologies, Inc.* ....................              200            3,456
Proxim, Inc.* ....................................            1,200           11,904
QUALCOMM, Inc,* ..................................            2,800          141,400
SBA Communications
  Corporation* ...................................              400            5,208
Sonus Networks, Inc.* ............................            1,000            4,620
                                                                          ----------
                                                                             412,049

TEXTILES - 0.0%
Unifi, Inc.* .....................................            1,300            9,425

TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber
Company ..........................................              900           21,429

TOBACCO - 0.5%
Philip Morris Companies, Inc. ....................            9,500          435,575
Universal Corporation ............................              700           25,487
                                                                          ----------
                                                                             461,062

TRUCKING - 0.1% Robinson (C.H.)
Worldwide, Inc. ..................................              600           17,349
CNF, Inc. ........................................              600           20,130
Dollar Thrifty Automotive
  Group, Inc.* ...................................              900           13,950
                                                                          ----------
                                                                              51,429

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       56

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                      PRINCIPAL
                                                       AMOUNT
                                                      OR NUMBER          MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES          VALUE
-------------------------                             ---------       -----------
WATER UTILITIES - 0.0%
American Water Works Company, Inc. ..........               500       $    20,875

WIRELESS TELECOMMUNICATIONS
  SERVICES - 0.4%
American Tower Corporation* .................               500             4,735
Leap Wireless
  International, Inc.* ......................               100             2,097
Sprint Corporation
  (PCS Group)* ..............................             3,800            92,758
Telephone & Data
Systems, Inc. ...............................               300            26,925
Triton PCS Holdings, Inc.* ..................             2,100            61,635
Western Wireless Corporation* ...............             6,000           169,500
                                                                      -----------
                                                                          357,650
                                                                      -----------
  Total common stocks - 43.1% .................................        37,603,915

PREFERRED STOCK - 0.0%
  APPAREL
Anvil Holdings, Inc. ........................               900            13,500

U.S.GOVERNMENT & GOVERNMENT AGENCIES
U.S.GOVERNMENT AGENCIES - 11.0%
Federal Home Loan Mortgage Corporation:
Freddie Mac,
  7.00% - 2010 ..............................       $   200,000           217,526
FHR 2296 PG,
  6.35% - 2026 ..............................       $   265,000           271,471
FHLMC Gold Pool C24458,
  5.50% - 2029 ..............................       $   140,970           135,145
FHLMC Pass Thru,
  6.502% - 2030 .............................       $   300,000           307,182
FHLMC Gold #C01095,
  7.00% - 2030 ..............................       $   174,484           177,902
FHLMC, 6.75% - 2031 .........................       $   250,000           265,797
                                                                      -----------
                                                                        1,375,023
Fannie Mae:
  7.125% - 2005 .............................       $   250,000           272,986
  5.50% - 2006 ..............................       $   680,000           700,410
  6.00% - 2011 ..............................       $   425,000           431,848
  6.25% - 2011 ..............................       $   125,000           127,142
  6.00% - 2013 ..............................       $   515,174           519,920
  7.00% - 2015 ..............................       $   569,818           590,204
  6.00% - 2016 ..............................       $   293,163           294,796
  6.00% - 2016 ..............................       $   342,671           343,742
  6.00% - 2016 ..............................       $   223,590           224,288
  6.50% - 2016 ..............................       $   183,829           190,160
  6.00% - 2028 ..............................       $    76,719            75,559
  6.50% - 2028 ..............................       $   250,000           257,923
  6.00% - 2029 ..............................       $   649,881           640,054
  7.125% - 2030 .............................       $   105,000           116,777
  6.00% - 2031 ..............................       $   500,000           489,594
  6.50% - 2031 ..............................       $ 1,150,000         1,150,000
  7.00% - 2031 ..............................       $   175,000           178,281
                                                                      -----------
                                                                        6,603,684

                                                       PRINCIPAL         MARKET
U.S.GOVERNMENT & GOVERNMENT AGENCIES (CONTINUED)        AMOUNT            VALUE
------------------------------------------------       ---------       -----------
Government National Mortgage Association:
  #780766, 7.00% - 2013 .....................       $    67,049       $    70,457
  #781312, 7.00% - 2013 .....................           186,322           194,685
  #67365, 11.50% - 2013 .....................            16,172            18,684
  #780057, 7.50% - 2025 .....................            29,933            31,301
  #2102, 8.00% - 2025 .......................            12,310            12,970
  #412429, 8.50% - 2025 .....................            10,810            11,615
  #410891, 7.00% - 2026 .....................           125,001           128,226
  #426384, 7.00% - 2026 .....................           197,434           202,528
  #402684, 8.00% - 2026 .....................            18,378            19,429
  #427029, 8.50% - 2026 .....................            67,654            72,571
  #435589, 8.50% - 2026 .....................            30,508            32,726
  #781129, 7.00% - 2028 .....................           139,105           142,388
  #464553, 6.50% - 2029 .....................           136,486           137,198
  #494262, 6.50% - 2029 .....................           147,125           147,893
  #496341, 6.50% - 2029 .....................            46,999            47,244
  #497229, 6.50% - 2029 .....................            26,569            26,708
  #499145, 6.50% - 2029 .....................           209,342           210,435
  #506284, 6.50% - 2029 .....................           141,466           142,204
                                                                      -----------
                                                                        1,649,262
                                                                      -----------
  Total U.S.government agencies - 11.0% .......................         9,627,969

U.S.GOVERNMENT SECURITIES - 7.4%
U.S.Treasury Bonds:
  7.50% - 2016 ..............................           200,000           236,508
  6.25% - 2023 ..............................            95,000           100,566
  6.00% - 2026 ..............................           380,000           391,636
  6.75% - 2026 ..............................         1,545,000         1,744,274
  5.50% - 2028 ..............................           635,000           615,226
                                                                      -----------
                                                                        3,088,210
U.S.Treasury Notes:
  4.25% - 2003 ..............................         2,475,000         2,533,954
  6.75% - 2005 ..............................           400,000           434,904
  3.50% - 2006 ..............................            90,000            86,759
  4.625% - 2006 .............................           120,000           121,673
  4.75% - 2008 ..............................            95,000            94,629
  5.625% - 2008 .............................            50,000            52,410
                                                                      -----------
                                                                        3,324,329
                                                                      -----------
Total U.S. government securities - 7.4% .......................         6,412,539
                                                                      -----------
Total U.S. government & government
  agencies - 18.4% ............................................        16,040,508

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       57

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                              PRINCIPAL
                                                              AMOUNT OR
                                                                NUMBER          MARKET
ASSET BACKED SECURITIES                                       OF SHARES          VALUE
-----------------------                                       ----------       ----------
AUTO - 0.6%
Harley-Davidson Motorcycle Trust,
  5.29% - 2009 ........................................       $   98,484       $  100,594
Toyota Auto Receivables Owners
  Trust, 6.80% - 2007 .................................       $  300,000          316,797
USAA Auto Owner Trust,
  3.20% - 2006 ........................................       $  125,000          124,115
                                                                               ----------
                                                                                  541,506

CREDIT CARDS - 0.8%
Citibank Credit Card Issuance Trust:
  6.90% - 2007 ........................................       $  250,000          267,621
  7.45% - 2007 ........................................       $  125,000          132,465
MBNA Credit Card Master Note
  Trust, 5.75% - 2008 .................................       $  250,000          257,273
                                                                               ----------
                                                                                  657,359

HOME EQUITY LOANS - 0.5%
Advanta Home Equity Loan Trust
  (Cl.A2), 5.95% - 2009 ...............................       $   48,471           48,401
BankBoston Home Equity Loan
  Trust, 6.35% - 2013 .................................       $  145,387          149,379
Money Store Home Equity Trust,
  6.90% - 2038 ........................................       $  234,457          244,280
                                                                               ----------
                                                                                  442,060

MANUFACTURED HOUSING - 0.3%
Mellon Residential Funding
Corporation, 5.945% - 2011 ............................       $  275,000          281,793

OTHER - 0.8%
John Deere Owner Trust, Series
2001-A, Class A4,
  3.78% - 2008 ........................................       $  250,000          243,177
Reliant Energy Transition Bond
Company, LLC,
  5.63% - 2015 ........................................       $  250,000          239,994
SSB RV Trust, 4.74% - 2013 ............................       $  250,000          251,050
                                                                               ----------
                                                                                  734,221
                                                                               ----------
  Total asset backed securities - 3.0% .................................        2,656,939

COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
Goldman Sachs Mortgage Loan
  Trust, 4.612% - 2031 ................................       $  275,000          271,520
JP Morgan Chase Commercial
Mortgage Security,
  6.244% - 2035 .......................................       $  150,000          152,594
Salomon Brothers Mortgage
Securities VII,
  6.226% - 2035 .......................................       $  125,000          127,354
                                                                               ----------
                                                                                  551,468

WARRANTS - 0.0%
TravelCenters of America ..............................              150               15


                                                              PRINCIPAL
                                                              AMOUNT OR
                                                                NUMBER          MARKET
FOREIGN CORPORATE BONDS                                       OF SHARES          VALUE
-----------------------                                       ----------       ----------
CANADA - 0.4%
Calpine Canada Energy Finance,
  8.50% - 2008 ........................................       $   25,000       $   22,866
Luscar Coal, Ltd.,
  9.75% - 2011 ........................................       $   25,000           25,875
Quebecor Media, Inc.,
  11.125% - 2011 ......................................       $   25,000           26,688
Rogers Cantel, Inc.:
  9.375% - 2008 .......................................       $   75,000           77,250
  9.75% - 2016 ........................................       $  100,000           99,000
Rogers Wireless, Inc.,
  9.625% - 2011 .......................................       $   50,000           51,500
                                                                               ----------
                                                                                  303,179

FRANCE - 0.1%
France Telecom,
  7.20% - 2006 ........................................       $  120,000          127,427

LUXEMBOURG - 0.1%
Tyco International Group S.A.,
  5.80% - 2006 ........................................       $  125,000          125,096
UNITED KINGDOM - 0.2% BG Transco Holdings plc:
  6.86609% - 20092 ....................................       $    1,000            1,448
  4.1875% - 20222 .....................................       $    1,000            1,639
  7.00% - 20242 .......................................       $    1,000            1,590
Intertek Finance plc,
  10.25% - 2006 .......................................       $   25,000           25,000
Orange plc, 9.00% - 2009 ..............................       $  100,000          110,816
Telewest Communication plc,
  11.00% - 2007 .......................................       $   25,000           18,000
                                                                               ----------
                                                                                  158,493
                                                                               ----------
Total foreign corporate bonds - 0.8% ...................................          714,195

FOREIGN STOCKS
ARGENTINA - 0.0%
BBVA Banco Frances S.A. ADR ...........................            1,405            9,245

AUSTRALIA - 0.8%
  AMP, Ltd. ...........................................            3,000           28,318
Australia & New Zealand Banking
  Group, Ltd. .........................................            9,800           89,341
Commonwealth Bank of
  Australia ...........................................            5,100           78,164
Lion Nathan, Ltd. .....................................           14,600           34,349
News Corporation, Ltd. ADR ............................            1,400           44,534
Publishing &
  Broadcasting, Ltd. ..................................            8,400           42,140
Rio Tinto, Ltd. .......................................            5,700          108,561
Santos, Ltd. ..........................................            7,400           23,486
Telstra Corporation, Ltd. .............................           14,000           38,986
Westfield Trust .......................................           27,800           49,296
Woolworths, Ltd. ......................................           21,400          123,130
                                                                               ----------
                                                                                  660,305

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                       NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------                            ---------      ----------
AUSTRIA - 0.0%
OMV AG ......................................               50       $    4,190

BELGIUM - 0.2%
Dexia .......................................              986           14,223
Fortis ......................................            1,500           38,933
G.I.B Group S.A .............................              900           35,420
GIMV N.V ....................................              500           14,184
KBC Bancassurance Holding ...................              800           26,854
Umicore .....................................            1,100           43,340
                                                                     ----------
                                                                        172,954

BERMUDA - 0.6%
Max Re Capital, Ltd. ........................            2,000           31,320
Tyco International, Ltd. ....................            9,100          535,990
                                                                     ----------
                                                                        567,310

BRAZIL - 0.4%
Banco Bradesco S.A. .........................            1,940           49,858
Centrais Eletricas Brasileiras
  S.A. ADR ..................................            6,400           43,212
Companhia Vale do Rio
Doce ADR ....................................            2,200           51,942
Petroleo Brasileiro S.A. ADR* ...............            3,500           77,805
Telecommunicacoes Brasileiras
  S.A. ADR ..................................            1,300           52,000
Uniao de Bancos Brasileiros
  S.A. GDR ..................................            2,300           51,290
                                                                     ----------
                                                                        326,107

CANADA - 0.1%
Inco, Ltd.* .................................            2,100           35,574

CHILE - 0.1%
Banco Santiago S.A.ADR ......................            4,100           91,225

DENMARK - 0.1%
Carlsberg A/S ...............................              196            8,192
Danisco A/S .................................              385           13,786
Jyske Bank A/S* .............................              190            4,005
Novo Nordisk A/S ............................              450           18,403
Radiometer A/S ..............................              500           15,748
TDC A/S .....................................              980           34,915
                                                                     ----------
                                                                         95,049

FINLAND - 0.3%
Nokia Oyj ADR ...............................            9,300          228,129
Sonera Oyj ..................................            1,400            7,093
                                                                     ----------
                                                                        235,222

FRANCE - 1.8%
Alcatel S.A .................................            2,189           37,422
Alstom ......................................            1,250           13,901
Aventis S.A .................................            2,700          191,725
Axa .........................................            2,852           59,600
BNP Paribas S.A .............................              981           87,785
Bouygues S.A ................................              990           32,439


                                                       NUMBER          MARKET
FOREIGN STOCKS (CONTINUED)                            OF SHARES        VALUE
--------------------------                            ---------      ----------
FRANCE (CONTINUED)
Cap Gemini S.A ..............................              563           40,655
Carrefour S.A ...............................            3,085       $  160,418
Christion Dior S.A ..........................            1,277           39,194
Cimentis Francais S.A .......................              594           25,387
Eiffage S.A .................................              150            9,136
Elior .......................................            2,849           20,446
Etablissements Economiques
  du Casino Guichard-
  Perrachon S.A .............................              485           37,419
European Aeronautic Defence
  and Space Company .........................            1,650           20,039
France Telecom S.A.ADR ......................            1,400           55,986
Pechiney S.A ................................              537           27,685
PSA Peugeot Citroen .........................              638           27,126
Remy Cointreau S.A ..........................              662           14,659
Rhodia S.A ..................................            1,165            9,315
Sagem S.A ...................................              658           40,279
SEB S.A .....................................              205           11,436
Simco S.A ...................................              215           14,836
Societe Generale ............................              287           16,061
Sodexho Alliance S.A ........................              737           31,505
Suez S.A ....................................            1,763           53,372
Technip-Coflexip S.A ........................               44            5,877
Thales S.A.* ................................              898           30,984
TotalFinaElf S.A.ADR ........................            2,200          154,528
TotalFinaElf S.A ............................            1,287          183,810
Vivendi Universal S.A.ADR ...................            2,091          114,502
                                                                     ----------
                                                                      1,567,527

GERMANY - 1.2%
Adidas-Salomon AG ...........................              344           25,821
Allianz AG ..................................              450          106,581
AVA Allgemeine
Handelsgesellschaft
  der Verbraucher AG ........................              393           13,997
Bankgesellschaft Berlin AG ..................            1,900            4,331
BASF AG .....................................            2,156           80,148
DAB Bank AG .................................              732            8,238
DaimlerChrysler AG ..........................              718           30,910
Debitel AG ..................................            1,213           20,834
DePfa Deutsche
  Pfandbriefbank AG .........................              500           28,270
Deutsche Bank AG* ...........................            1,302           92,048
Deutsche Telekom AG .........................            4,155           71,403
Deutz AG* ...................................            5,100            7,811
E.On AG .....................................            1,952          101,120
Epcos AG ....................................              285           14,084
Heidelberger Zement AG ......................              459           22,069
Hochtief AG .................................              736           10,420
Hoechst AG ..................................              695           31,560
IM Internationalmedia AG* ...................              275            5,522
Lion Bioscience AG* .........................              646           10,641
Metro AG ....................................              594           21,077

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                        NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------                             ---------     ----------
GERMANY (CONTINUED)
Muenchener Rueckversicherungs-
  Gesellschaft AG .............................            253       $   68,696
MVV Energie AG ..............................              592            8,112
SAP AG ......................................              242           31,524
Schwarz Pharma AG ...........................              646           16,738
Siemens AG ..................................            1,701          112,608
Volkswagen AG ...............................            1,364           63,762
                                                                     ----------
                                                                      1,008,325

HONG KONG - 0.6%
Cheung Kong Holdings, Ltd. ..................           10,000          103,874
HongKong Electric
  Holdings, Ltd. ............................            9,000           33,471
Hutchison Whampoa, Ltd. .....................           19,400          187,211
Johnson Electric Holdings, Ltd. .............          107,000          112,517
Pacific Century CyberWorks,
  Ltd.ADR* ..................................            1,551            4,188
Yue Yuen Industrial
  Holdings, Ltd. ..............................           27,000         50,725
                                                                     ----------
                                                                        491,986

IRELAND - 0.1%
Allied Irish Banks plc ......................            6,449           74,648
DCC plc .....................................            1,351           14,495
                                                                     ----------
                                                                         89,143

ITALY - 0.7%
Assicurazioni Generali SpA ..................            1,150           31,960
Banca Popolare Commercio e
  Industria Scrl ............................            1,182           10,630
Banca Popolare di Milano Scrl ...............            1,100            3,839
Brembo SpA ..................................            1,500           11,900
ENI SpA .....................................            1,550           19,432
ENI SpA ADR .................................            1,100           68,156
Fiat SpA ....................................            1,173           18,821
Ifil SpA - Finanziaria di
  Partecipazioni SpA ........................            2,047            9,605
IntesaBCI SpA ...............................           36,637           91,667
Mediaset SpA ................................            1,825           13,341
Mondadori Arnoldo Editore SpA ...............            1,107            6,998
Parmalat Finanziaria SpA ....................            7,528           20,310
Pirelli SpA .................................            7,411           13,000
Saipem SpA ..................................            2,449           11,993
Societa Assicuratrice
  Industriale SpA ...........................              885           11,071
Telecom Italia Mobile SpA ...................           19,857          110,858
Telecom Italia SpA ..........................            6,756           57,749
UniCredito Italiano SpA .....................           15,870           63,729
                                                                     ----------
                                                                        575,059

                                                        NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------                             ---------     ----------
JAPAN - 2.7%
77 Bank, Ltd. ...............................            5,000       $   22,089
Advantest Corporation .......................              300           16,985
Aiful Corporation ...........................              700           45,292
Anritsu Corporation .........................            1,000            8,034
Avex, Inc. ..................................              400           11,903
Bridgestone Corporation .....................            2,000           21,166
Canon, Inc. .................................            3,000          103,235
Cosmo Oil Company, Ltd. .....................           10,000           14,116
Daito Trust Construction
  Company, Ltd. .............................            2,800           42,835
Denso Corporation ...........................            3,000           39,738
Eisai Company, Ltd. .........................            2,000           49,748
Enix Corporation ............................            1,500           27,526
Fuji Heavy Industries, Ltd. .................            7,000           30,017
Fujikura, Ltd. ..............................           16,000           60,064
Goldcrest Company, Ltd. .....................              300           11,125
Hitachi, Ltd. ...............................            3,000           21,975
Hitachi, Ltd.ADR ............................              600           43,914
Honda Motor Company, Ltd. ...................            2,000           79,811
Honda Motor Company,
  Ltd.ADR ...................................              200           16,302
Itochu Corporation ..........................            6,000           13,551
Itochu Techno-Science
  Corporation ...............................              100            4,136
Joyo Bank, Ltd. .............................            9,000           24,928
Kao Corporation .............................            2,000           41,584
KDDI Corporation ............................                8           14,955
Kirin Brewery Company, Ltd. .................            4,000           28,598
Konica Corporation ..........................            3,000           17,648
Kyocera Corporation .........................              600           39,142
Kyorin Pharmaceutical
  Company, Ltd. .............................            1,000           25,942
Matsushita Electric Industrial
  Company, Ltd. .............................            7,000           89,890
Mitsubishi Corporation ......................            9,000           58,439
Mitsubishi Electric Corporation .............           10,000           38,685
Mitsubishi Gas Chemical
  Company, Inc. .............................            6,000            8,378
Mizuho Holdings, Inc. .......................               41           83,527
Mochida Pharmaceutical
  Company, Ltd. .............................            2,000           11,674
Nippon Yusen Kabushiki
  Kaisha ....................................           15,000           45,208
Nissan Motor Company, Ltd. ..................            7,000           37,120
NTN Corporation .............................           10,000           16,176
NTT DoCoMo, Inc. ............................                6           70,502
Omron Corporation ...........................            2,000           26,705
Pioneer Corporation .........................            3,000           65,466
Promise Company, Ltd. .......................              400           21,639
Sapporo Breweries, Ltd. .....................            6,000           16,618
Shikoku Electric Power
  Company, Inc. .............................            1,300           19,888

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       60

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                                  NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                                      OF SHARES         VALUE
--------------------------                                      ---------      ----------
JAPAN (CONTINUED)
Shin-Etsu Chemical
  Company, Ltd. .......................................            2,000       $   71,875
Shiseido Company, Ltd. ................................            2,000           18,480
Snow Brand Milk Products
  Company, Ltd.* ......................................            6,000            9,934
Sony Corporation ......................................            2,700          123,401
Sumitomo Corporation ..................................           11,000           50,443
Sumitomo Electric Industries ..........................            8,000           55,852
Sumitomo Forestry
  Company, Ltd. .......................................            4,000           20,998
Sumitomo Metal Mining
  Company, Ltd. .......................................            6,000           20,006
Sumitomo Mitsui Banking
  Corporation .........................................            7,000           29,643
Takeda Chemical Industries, Ltd. ......................            2,000           90,493
Teijin, Ltd. ..........................................           10,000           38,379
Tokio Marine & Fire Insurance
  Company, Ltd. .......................................            9,000           65,787
Tokyo Electric Power
  Company, Inc. .......................................            4,400           93,667
Toyota Motor Corporation ..............................            4,100          103,861
Trend Micro, Inc.* ....................................            1,000           23,653
Tsubakimoto Chain Company .............................            8,000           18,312
Watami Food Service
  Company, Ltd. .......................................            1,000           17,091
Yasuda Trust & Banking
  Company, Ltd.* ......................................           65,000           22,318
                                                                               ----------
                                                                                2,360,467

LUXEMBOURG - 0.0%
Thiel Logistik AG* ....................................              832           16,372

MALAYSIA - 0.0%
Malayan Cement Berhad .................................            7,500            1,944

MEXICO - 0.5%
America Movil S.A. de CV ..............................            3,900           75,972
Cemex S.A. de CV ......................................           14,874           74,415
Fomento Economico
  Mexicano, S.A. de CV ................................           15,500           53,084
Kimberly - Clark de Mexico
  S.A. de CV ..........................................           22,800           66,845
Telefonos de Mexico S.A. de
  CV ADR ..............................................            3,700          129,574
Wal-Mart de Mexico
  S.A. de CV ..........................................           25,500           69,532
                                                                               ----------
                                                                                  469,422

NETHERLANDS - 0.9%
ABN AMRO Holding N.V. .................................            2,587           41,670
Aegon N.V .............................................            1,775           48,046
ASML Holding N.V. .....................................              557            9,681
Corio N.V. ............................................              882           19,555
CSM N.V ...............................................            1,097           22,759
Draka Holding N.V. ....................................              293           10,305
Elsevier N.V. .........................................            1,602           18,943

                                                                  NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                                      OF SHARES         VALUE
--------------------------                                      ---------      ----------
NETHERLANDS (CONTINUED)
Getronics N.V. ........................................              882       $    2,859
Heineken N.V. .........................................              585           22,184
ING Groep N.V. ........................................            3,890           99,199
Koninklijke (Royal) KPN N.V.* .........................            1,581            8,038
Koninklijke (Royal) Philips
  Electronics N.V. ....................................            1,607           46,780
KPNQwest N.V.* ........................................              388            2,719
QIAGEN N.V.* ..........................................              229            4,282
Royal Dutch Petroleum
  Company NY ..........................................            7,200          352,944
Teleplan International N.V.* ..........................              153            2,279
TPG N.V. ..............................................              714           15,449
Unilever N.V. .........................................            1,500           86,415
                                                                               ----------
                                                                                  814,107

NEW ZEALAND - 0.0%
Telecom Corporation of New
  Zealand, Ltd. .........................................          5,000           10,410
Telecom New Zealand ADR ...............................              400            6,700
                                                                               ----------
                                                                                   17,110

NORWAY - 0.1%
DNB Holding ASA .......................................              896            4,036
EDB Business Partner ASA* .............................            1,911           10,760
Elkem ASA .............................................              562            9,399
Norsk Hydro ASA .......................................            1,349           56,551
Orkla ASA .............................................              691           11,710
Smedvig ASA ...........................................            1,129            9,189
Tandberg Television ASA* ..............................            2,337            7,791
                                                                               ----------
                                                                                  109,436

PORTUGAL - 0.1%
Banco Comercial
  Portugues S.A .......................................            7,953           32,220
Portugal Telecom SGPS S.A.* ...........................            4,644           36,181
Sonae SGPS S.A ........................................           35,810           25,827
                                                                               ----------
                                                                                   94,228

SINGAPORE - 0.2%
Capitaland, Ltd. ......................................            8,000            8,102
City Developments, Ltd. ...............................            2,000            6,553
Cycle & Carriage, Ltd. ................................            3,000            5,004
DBS Group Holdings, Ltd. ..............................            5,652           42,241
Oversea - Chinese Banking
  Corporation, Ltd. ...................................            6,300           37,530
Singapore Airlines, Ltd. ..............................            7,000           41,701
Singapore Land, Ltd. ..................................            6,000           11,113
Singapore Press Holdings, Ltd .........................            3,000           35,418
Singapore
  Telecommunications, Ltd. ............................           26,000           24,782
                                                                               ----------
                                                                                  212,444

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       61

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES N (MANAGED ASSET ALLOCATION) (CONTINUED)

                                                          NUMBER           MARKET
FOREIGN STOCKS (CONTINUED)                              OF SHARES          VALUE
--------------------------                              ---------       ------------
SPAIN - 0.5%
Banco Santander Central
  Hispano S.A ...............................             11,719        $     98,190
Compania Espanola de
  Petroleos S.A .............................              4,434              49,311
Iberdrola S.A ...............................              9,139             118,968
Metrovacesa S.A .............................              2,723              37,581
Telefonica S.A. ADR* ........................              3,234             129,619
                                                                        ------------
                                                                             433,669

SWEDEN - 0.4%
Electrolux AB (Cl.B) ........................              1,795              26,780
Nobel Biocare AB ............................                161               6,715
Nordea AB ...................................             12,363              65,291
Securitas AB ................................              1,620              30,733
SKF AB (Cl.B) ...............................              1,190              23,370
Svenska Cellulosa AB (Cl.B) .................              1,266              34,638
Svenska Handelsbanken AB ....................              3,801              55,803
Telefonaktiebolaget LM
  Ericsson AB ADR ...........................             15,800              82,476
                                                                        ------------
                                                                             325,806

SWITZERLAND - 1.1%
ABB, Ltd. ...................................              5,476              52,749
Credit Suisse Group* ........................              2,275              97,013
Disetronic Holding AG .......................                 54              44,851
Helvetia Patria Holding .....................                228              34,743
Nestle S.A. .................................                755             160,977
Novartis AG .................................              7,234             261,423
Saurer AG* ..................................                324               5,854
SEZ Holding AG ..............................                232              11,011
Sulzer AG ...................................                 81              12,441
Swiss Re ....................................              1,260             126,736
Swisscom AG .................................                158              43,775
Tecan AG ....................................                408              27,031
Valora Holding AG ...........................                 99              14,400
Zurich Financial Services AG ................                200              46,919
                                                                        ------------
                                                                             939,923

UNITED KINGDOM - 3.5%
Alliance & Leicester plc ....................              8,263              96,689
Allied Domecq plc ...........................             12,739              75,969
Arriva plc ..................................              8,740              42,358
AstraZeneca plc .............................              2,236             100,980
Autonomy Corporation plc* ...................              1,271               6,030
BP plc ADR ..................................              3,400             158,134
Brambles Industries plc .....................             16,722              82,929
COLT Telecom Group plc* .....................              2,558               4,235
Compass Group, plc ..........................              5,766              42,756
Debenhams plc ...............................              3,808              22,861
Enterprise Oil plc ..........................             13,990              94,475
GlaxoSmithKline plc .........................              6,877             172,451
GlaxoSmithKline plc ADR .....................              3,000             149,460
HBOS plc ....................................             16,113             187,959
HSBC Holdings plc ...........................              7,723              90,482
IMI plc .....................................             11,031              42,946

                                                          NUMBER           MARKET
FOREIGN STOCKS (CONTINUED)                              OF SHARES          VALUE
--------------------------                              ---------       ------------
UNITED KINGDOM (CONTINUED)
Innogy Holdings plc .........................             18,413        $     51,386
Kingston Communication
  (Hull) plc ................................             18,249              32,536
Land Securities plc .........................              1,336              15,108
Pace Micro Technology plc ...................              1,915               9,671
Pearson plc .................................              3,509              40,218
Persimmon plc ...............................              4,704              26,358
Prudential plc ..............................              5,741              66,509
Railtrack Group plc .........................              4,021               1,931
Reed International plc ......................             20,014             164,867
RMC Group plc ...............................              5,950              53,473
Royal & Sun Alliance Insurance
  Group plc .................................             16,559              95,376
Royal Bank of Scotland
  Group plc .................................             10,782             262,372
Sage Group plc ..............................              9,659              32,192
Sainsbury (J.) plc ..........................             18,299              97,741
Severn Trent plc ............................              5,161              53,330
Shell Transport & Trading
  Company plc ...............................             13,500              93,377
Shell Transport & Trading
Company plc ADR .............................              1,400              58,030
Shire Pharmaceuticals
  Group plc* ................................              3,055              38,327
Travis Perkins plc ..........................              4,538              56,073
Unilever plc ................................             11,787              96,067
Vodafone Group plc ..........................             18,006              47,040
Vodafone Group plc ADR ......................             12,400             318,432
                                                                        ------------
                                                                           3,081,128
                                                                        ------------
  Total foreign stocks - 17.0% .................................          14,805,277

SHORT TERM INVESTMENTS - 3.0%
T.Rowe Price Reserve
  Investment Fund ...........................          2,358,861           2,358,861
State Street GA Fund ........................            221,308             221,308
                                                                        ------------
  Total short term investments - 2.9% ..........................           2,580,169
                                                                        ------------
  Total investments - 100.9% ...................................          88,136,235
  Liabilities, less cash and
    other assets - (0.9%) ......................................            (787,822)
                                                                        ------------
  Total net assets - 100.0% ....................................        $ 87,348,413
                                                                        ============

The identified cost of investments owned at December 31, 2001 was $87,882,191 for federal income tax purposes.

*        Non-income producing security ADR (American Depositary Receipt)

ADR      (American Depositary Receipt)

(1) Deferred interest obligation currently zero under terms of initial offering.

(2) Principal amount on foreign bond is reflected in local currency (e.g. Great British Pound) while market value is reflected in U.S. dollars.

--------------------------------------------------------------------------------
                            See accompanying notes.

[CLOCK]
SERIES B (LARGE CAP VALUE SERIES)
February 15, 2002

[PHOTO]
Valerie Sill
Senior Portfolio Manager

[DREYFUS LOGO]

SUBADVISOR,
THE DREYFUS CORPORATION

TO OUR CONTRACTHOLDERS:

For the 12-month period ended December 31, 2001, the Large Cap Value Series of SBL Fund generated a -5.60% return.(1) In comparison, the portfolio's benchmark, the S&P Barra Value Index, returned -11.71% for the same period.

Although the portfolio outperformed its benchmark, absolute returns were negative, reflecting the stock market's continued struggle against the dual headwinds of recession and weak corporate profits. After many years in which stock market gains were in the double-digit range, investors were faced with the second year in a row of losses for most major stock market indices.

In such an environment, value investing generally outperforms the growth style, although growth reasserted itself in the fourth quarter as investors began to see beyond the recession. Because value-oriented companies offer modest earnings and relatively low stock prices, they don't typically fall during downturns as much as growth companies, where investors have much higher expectations.

SHIFT TO ECONOMICALLY SENSITIVE POSITION AIDED SERIES

The portfolio's performance strengthened during the second half of the year. At that critical time, we decided to shift away from companies such as manufacturers of food and personal care products, whose earnings are relatively insensitive to changes in the economy. Particularly helpful was our shift in strategy after the September 11 terrorist attacks, when we purchased economically sensitive stocks expected to do well in an improving business climate.

We added stocks to the portfolio that we believed would benefit from an eventual economic recovery. These included technology shares, such as BMC Software, Honeywell, and Intel; and specialty retailers, such as Abercrombie & Fitch, brokers Goldman Sachs Group and insurers American International Group and Chubb. In capital goods, we added Tyco International and Xerox. To finance these purchases, we sold some of the portfolio's holdings of consumer staple companies, such as Kimberly Clark and Kraft Foods. These portfolio changes were generally successful, as growth stocks began to rally as the end of 2001 approached.

The portfolio's top-performing groups during 2001 were consumer services, health care and technology. In consumer services, retailers such as Office Depot and Federated Department Stores were strong contributors to performance, not because of any help from the economy, but because of management's focus on improving returns on capital. In health care, Guidant, a manufacturer of cardiovascular supplies, and Johnson & Johnson, a maker of medical products and pharmaceuticals, led the way as health care remained one of the few profitable industries for the period. In technology, International Business Machines continued to post strong earnings, showing that value can also be found in traditional growth-oriented industries.

FINANCIAL SERVICES AND UTILITIES HURT PERFORMANCE

The two weakest industry groups for the portfolio were financial services and utilities. Financial services companies doing business on Wall Street suffered losses as business activity slowed, while utilities declined when energy prices fell sharply.

RECOVERY LATER THAN EXPECTED

In early 2001, many analysts expected that an economic recovery would be underway by year-end. However, that view of the economy changed with the September 11 terrorist attacks and we believe that the recession will be deeper than previously anticipated and extend into 2002. We also believe that the delayed recovery will be stronger in response to the Federal Reserve Board's aggressive attempts to reinvigorate the economy through lower interest rates.



--------------------------------------------------------------------------------

[CLOCK]
SERIES B (LARGE CAP VALUE SERIES)
February 15, 2002

As of December 31, the portfolio includes a high concentration of companies that, in our view, are likely to benefit from an improving economy. We believe that the Federal Reserve Board's moves to reduce short-term interest rates from 6.5% to 1.75% in the course of a year will stimulate growth. In addition, the portfolio includes certain out-of-favor stock groups, such as pharmaceuticals, that we regard as very attractive at current prices.

Sincerely,

Valerie Sill
Senior Portfolio Manager
The Dreyfus Corporation


AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 2001(1)

                        1 Year          5 Years         10 Years
Series B                (5.60)%          4.04%           7.80%

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

                      SERIES B VS. S&P BARRA VALUE INDEX &
                            RUSSELL 1000 VALUE INDEX

                                     [CHART]

                          SBL B INVESTMENT INFORMATION

  DATE        INVESTMENT   DIVIDEND    PRICE    # OF SHARES   BALANCE     price     value

  12/31/91      10.000                26.8600     372.4306     372.4396   26.8500   10000.0000   #REFI
   3/31/92                                                     372.4396   26.6300    9918.0633    -0.82%
   6/30/92                                                     372.4395   26.6900    9530.7263    -3.91%
   9/17/92                  0.7390    26.3310      10.45426    372.8923
   9/30/92                                                     382.8923   26.1400   10008.8043     5.02%
  12/31/92                                                     382.8923   27.7600   10629.0898     6.20%
   3/31/93                                                     382.8923   29.9200   11073.2448     4.18%
   6/30/93                                                     382.8923   29.2200   11188.1125     1.04%
   9/16/93                  0.6790    29.1110        8.9308    391.8231
   9/30/93                                                     391.8231   29.6700   11625.3902     3.91%
  12/31/93                                                     391.8231   29.7300   11648.8996     0.20%
   3/31/94                                                     391.8231   29.8500   11304.0953    -2.98%
   6/30/94                                                     391.8231   27.8200   10900.5175    -3.57%
   9/15/94                  2.3600    27.2200       33.9714    425.7945
   9/30/94                                                     425.7945   26.5400   11300.5858     3.67%
  12/31/94                                                     425.7945   26.5400   11300.5858     0.00%
03/31/1995                                                     425.7946   26.2600   12032.9524     6.48%
06/30/1995                                                     425.7946   30.7100   13076.1489     8.67%
09/12/1995                  5.5400    32.1800        7.1461    432.9396
09/30/1995                                                     432.9396   32.3900   14022.9131     7.24%
12/31/1995                                                     432.9395   33.9600   14698.2989     4.52%
03/31/1998                                                     432.9395   36.1000   15629.1190     6.33%
06/30/1998                                                     432.9396   37.3100   16162.9759     3.35%
09/18/1998                  4.6400    33.8600       58.0492    490.9888
09/30/1996                                                     490.9888   34.2900   16836.0062     4.23%
12/31/1996                                                     490.9888   35.4000   17361.0027     3.24%
03/31/1997                                                     490.9888   36.7000   17628.2994     0.85%
08/30/1997                                                     490.9888   40.8700   20066.7114    14.48%
09/15/1997                  2.9940    39.1600       37.5388    528.6278
08/30/1997                                                     528.6276   40.1300   21208.8127     5.70%
12/31/1997                                                     528.5276   41.6000   21988.7483     3.66%
03/30/1998                  6.2200    40.9400       67.3892    595.9188
03/31/1998                                                     595.9168   41.0400   24456.4259    11.23%
06/30/1998                                                     595.9168     39.75   23687.6832    -3.14%
09/30/1998                                                     695.9188      36.2   21572.1885    -8.93%
12/31/1998                                                     695.9168     39.81   23723.4482     9.97%
02/25/1999                  16.338    23.3600      391.2745    987.1913
03/31/1999                                                     987.1913     24.08   23771.5664     0.20%
06/30/1999                                                     967.1913     27.62   27167.5045    14.29%
09/30/1999                                                     987.1913     24.6    24284.9058   -10.61%
12/31/1999                                                     987.1913     24.38   24077.5857    -0.85%
03/31/2000                                                     987.1913     23.04   22744.8875    -5.54%
06/30/2000                                                     987.1913     21.81   21630.6422    -5.34%
09/16/2000                    2.83      20.06   139.2697692   1126.4611
09/30/2000                                                    1126.4611     18,83   22450.3688     4.27%
12/31/2000                                                    1126.4811     19.93   22450.3688     0.00%
02/28/2001                    0.23      19.15   13.62929728   1139.9904
03/31/2001                                                    1139.9904     18.31   20873.2234    -7.03%
06/30/2001                                                    1139.9904      19.1   21773.6158     4.31%
09/30/2001                                                    1139.9904     16.64   18969.4396   -12.88%
12/31/2001                                                    1139.9904     18.69   21182.4207    11.72%

S&P BARRA VALUE - TEN YEARS

Period End    Invest      Charges    Value    Percent Change
12/31/1991    10,000            0    10,000           0
01/31/1992         0            0    10,000           0
02/29/1992         0            0    10,203        2.03
03/31/1992         0            0    10,043       -1.57
04/30/1992         0            0    10,533        4.88
05/31/1992         0            0    10,562        0.28
06/30/1992         0            0    10,476       -0.82
07/31/1992         0            0    10,854        3.61
08/31/1992         0            0    10,539        -2.9
09/30/1992         0            0    10,655         1.1
10/31/1992         0            0    10,569        -0.8
11/30/1992         0            0    10,856        2.71
12/31/1992         0            0    11,052        1.81
01/31/1993         0            0    11,358        2.76
02/28/1993         0            0    11,749        3.44
03/31/1993         0            0    12,074        2.76
04/30/1993         0            0    12,025        -0.4
05/31/1993         0            0    12,250        1.87
06/30/1993         0            0    12,412        1.32
07/31/1993         0            0    12,566        1.24
08/31/1993         0            0    13,058        3.92
09/30/1993         0            0    13,054       -0.04
10/31/1993         0            0    13,124        0.54
11/30/1993         0            0    12,890       -1.79
12/31/1993         0            0    13,109         1.7
01/31/1994         0            0    13,720        4.66
02/28/1994         0            0    13,224       -3.62
03/31/1994         0            0    12,680       -4.11
04/30/1994         0            0    12,947        2.11
05/31/1994         0            0    13,161        1.65
06/30/1994         0            0    12,797       -2.77
07/31/1994         0            0    13,230        3.38
08/31/1994         0            0    13,604        2.83
09/30/1994         0            0    13,125       -3.52
10/31/1994         0            0    13,411        2.18
11/30/1994         0            0    12,867       -4.05
12/31/1994         0            0    13,025        1.23
01/31/1995         0            0    13,378        2.71
02/28/1995         0            0    13,897        3.88
03/31/1995         0            0    14,280        2.76
04/30/1995         0            0    14,751        3.29
05/31/1995         0            0    15,407        4.45
06/30/1995         0            0    15,524        0.76
07/31/1995         0            0    16,058        3.44
08/31/1995         0            0    16,196        0.85
09/30/1995         0            0    16,759        3.48
10/31/1995         0            0    16,498       -1.56
11/30/1995         0            0    17,363        5.24
12/31/1995         0            0    17,844        2.77
01/31/1996         0            0    18,378        2.99
02/29/1996         0            0    18,551        0.94
03/31/1996         0            0    18,985        2.34
04/30/1996         0            0    19,178        1.02
05/31/1996         0            0    19,467        1.51
06/30/1996         0            0    19,373       -0.48
07/31/1996         0            0    18,556       -4.22
08/31/1996         0            0    19,068        2.76
09/30/1996         0            0    19,885        4.28
10/31/1996         0            0    20,559        3.39
11/30/1996         0            0    22,132        7.65
12/31/1996         0            0    21,770       -1.63
01/31/1997         0            0    22,774        4.61
02/28/1997         0            0    22,939        0.73
03/31/1997         0            0    22,154       -3.42
04/30/1997         0            0    22,984        3.75
05/31/1997         0            0    24,425        6.27
06/30/1997         0            0    25,359        3.82
07/31/1997         0            0    27,388           8
08/31/1997         0            0    26,150       -4.52
09/30/1997         0            0    27,683        5.86
10/31/1997         0            0    26,666       -3.68
11/30/1997         0            0    27,683        3.81
12/31/1997         0            0    28,297        2.22
01/31/1998         0            0    27,948       -1.23
02/28/1998         0            0    30,045         7.5
03/31/1998         0            0    31,566        5.06
04/30/1998         0            0    31,940        1.18
05/31/1998         0            0    31,491       -1.41
06/30/1998         0            0    31,730        0.76
07/31/1998         0            0    31,041       -2.17
08/31/1998         0            0    26.049      -16.08
09/30/1998         0            0    27,632        6.08
10/31/1998         0            0    29,796        7.83
11/30/1998         0            0    31,348        5.21
12/31/1998         0            0    32,449        3.51
01/31/1999         0            0    33,105        2.02
02/28/1999         0            0    32,392       -2.15
03/31/1999         0            0    33,374        3.03
04/30/1999         0            0    36,251        8.62
05/31/1999         0            0    35,611       -1.77
06/30/1999         0            0    36,978        3.84
07/31/1999         0            0    35,841       -3.07
08/31/1999         0            0    34,933       -2.53
09/30/1999         0            0    33,566       -3.91
10/31/1999         0            0    35,461        5.64
11/30/1999         0            0    35,253       -0.59
12/31/1999         0            0    36,578        3.76
01/31/2000         0            0    35,414       -3.18
02/29/2000         0            0    33,201       -6.25
03/31/2000         0            0    36,663       10.43
04/30/2000         0            0    36,418       -0.67
05/31/2000         0            0    36,532        0.31
06/30/2000         0            0    35,089       -3.95
07/31/2000         0            0    35,791           2
08/31/2000         0            0    38,191        6.71
09/30/2000         0            0    38,181       -0.02
10/31/2000         0            0    38,895        1.87
11/30/2000         0            0    36,904       -5.12
12/31/2000         0            0    38,803        5.15
01/31/2001         0            0    40,441        4.22
02/28/2001         0            0    37,761       -6.63
03/31/2001         0            0    36,270       -3.95
04/30/2001         0            0    38,731        6.78
05/31/2001         0            0    39,136        1.05
06/30/2001         0            0    37,869       -3.24
07/31/2001         0            0    37,214       -1.73
08/31/2001         0            0    35,063       -5.78
09/30/2001         0            0    31,732        -9.5
10/31/2001         0            0    31,732           0
11/30/2001         0            0    33,746        6.35
12/31/2001         0            0    34,259        1.52
Total         10,000            0

RUSSELL 1000 VALUE - TEN YEARS

Period End    Invest      Charges    Value    Percent Change
12/31/1991    10,000            0    10,000           0
01/31/1992         0            0    10,016        0.16
02/29/1992         0            0    10,261        2.45
03/31/1992         0            0    10,112       -1.45
04/30/1992         0            0    10,548        4.31
05/31/1992         0            0    10,600         0.5
06/30/1992         0            0    10,534       -0.62
07/31/1992         0            0    10,941        3.86
08/31/1992         0            0    10,606       -3.06
09/30/1992         0            0    10,753        1.38
10/31/1992         0            0    10,763        0.09
11/30/1992         0            0    11,116        3.28
12/31/1992         0            0    11,381        2.38
01/31/1993         0            0    11,712         2.9
02/28/1993         0            0    12,124        3.52
03/31/1993         0            0    12,481        2.95
04/30/1993         0            0    12,321       -1.28
05/31/1993         0            0    12,569        2.01
06/30/1993         0            0    12,846         2.2
07/31/1993         0            0    12,990        1.12
08/31/1993         0            0    13,459        3.61
09/30/1993         0            0    13,480        0.16
10/31/1993         0            0    13,471       -0.07
11/30/1993         0            0    13,193       -2.06
12/31/1993         0            0    13,444         1.9
01/31/1994         0            0    13,952        3.78
02/28/1994         0            0    13,475       -3.42
03/31/1994         0            0    12,974       -3.72
04/30/1994         0            0    13,223        1.92
05/31/1994         0            0    13,375        1.15
06/30/1994         0            0    13,055       -2.39
07/31/1994         0            0    13,461        3.11
08/31/1994         0            0    13,848        2.87
09/30/1994         0            0    13,388       -3.32
10/31/1994         0            0    13,575        1.39
11/30/1994         0            0    13,026       -4.04
12/31/1994         0            0    13,176        1.15
01/31/1995         0            0    13,582        3.08
02/28/1995         0            0    14,119        3.95
03/31/1995         0            0    14,429        2.19
04/30/1995         0            0    14,885        3.16
05/31/1995         0            0    15,551        4.21
06/30/1995         0            0    15,721        1.35
07/31/1995         0            0    16,269        3.48
08/31/1995         0            0    16,498        1.41
09/30/1995         0            0    17,095        3.62
10/31/1995         0            0    16,925       -0.99
11/30/1995         0            0    17,783        5.06
12/31/1995         0            0    18,229        2.51
01/31/1996         0            0    18,797        3.12
02/29/1996         0            0    18,940        0.76
03/31/1996         0            0    19,262         1.7
04/30/1996         0            0    19,336        0.38
05/31/1998         0            0    19,577        1.25
06/30/1996         0            0    19,593        0.08
07/31/1996         0            0    18,853       -3.78
08/31/1996         0            0    19,392        2.86
09/30/1996         0            0    20,163        3.97
10/31/1996         0            0    20,942        3.87
11/30/1996         0            0    22,461        7.25
12/31/1996         0            0    22,174       -1.28
01/31/1997         0            0    23,249        4.85
02/28/1997         0            0    23,591        1.47
03/31/1997         0            0    22,742        -3.6
04/30/1997         0            0    23,698         4.2
05/31/1997         0            0    25,022        5.59
06/30/1997         0            0    26,095        4.29
07/31/1997         0            0    28,058        7.52
08/31/1997         0            0    27,059       -3.56
09/30/1997         0            0    28,693        6.04
10/31/1997         0            0    27,895       -2.78
11/30/1997         0            0    29,128        4.42
12/31/1997         0            0    29,979        2.92
01/31/1998         0            0    29,554       -1.41
02/28/1998         0            0    31,644        6.73
03/31/1998         0            0    33,473        6.12
04/30/1998         0            0    33,697        0.67
05/31/1998         0            0    33,197       -1.48
06/30/1998         0            0    33,623        1.28
07/31/1998         0            0    33,030       -1.77
08/31/1998         0            0    28,114      -14.88
09/30/1998         0            0    29,728        5.74
10/31/1998         0            0    32,031        7.75
11/30/1998         0            0    33,523        4.66
12/31/1998         0            0    34,664         3.4
01/31/1999         0            0    34,942         0.8
02/28/1999         0            0    34,449       -1.41
03/31/1999         0            0    35,162        2.07
04/30/1999         0            0    38,446        9.34
05/51/1999         0            0    38,023        -1.1
06/30/1999         0            0    39,126         2.9
07/31/1999         0            0    37,980       -2.93
08/31/1999         0            0    36,571       -3.71
09/30/1999         0            0    35,294       -3.49
10/31/1999         0            0    37,327        5.76
11/30/1999         0            0    37,036       -0.78
12/31/1999         0            0    37,214        0.48
01/31/2000         0            0    36,001       -3.26
02/29/2000         0            0    33,326       -7.43
03/31/2000         0            0    37,392        12.2
04/30/2000         0            0    36,958       -1.16
05/31/2000         0            0    37,346        1.05
06/30/2000         0            0    35,639       -4.57
07/31/2000         0            0    36,085        1.25
08/31/2000         0            0    38,098        5.58
09/30/2000         0            0    38,449        0.92
10/31/2000         0            0    39,395        2.46
11/30/2000         0            0    37,933       -3.71
12/31/2000         0            0    39,833        5.01
01/31/2001         0            0    39,985        0.38
02/28/2001         0            0    38,873       -2.78
03/31/2001         0            0    37,501       -3.53
04/30/2001         0            0    39,339         4.9
05/31/2001         0            0    40,224        2.25
06/30/2001         0            0    39,331       -2.22
07/31/2001         0            0    39,248       -0.21
08/31/2001         0            0    37,674       -4.01
09/30/2001         0            0    35,022       -7.04
10/31/2001         0            0    34,721       -0.86
11/30/2001         0            0    36,738        5.81
12/31/2001         0            0    37,605        2.36
Total         10,000            0

                             $10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series B (Large Cap Value Series) on December 31, 1991 and reflects the fees and expenses of Series
B. On December 31, 2001 the value of the investment would have grown to $21,192. By comparison, the same $10,000 investment would have grown to $34,259 based on the S&P Barra Value Index and to $37,605 based on the Russell 1000 Value Index.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES B (LARGE CAP VALUE)


                                                                        NUMBER         MARKET
COMMON STOCKS                                                          OF SHARES        VALUE
-------------                                                         ------------   ------------
AEROSPACE/DEFENSE - 4.1%
Boeing Company ....................................................         95,700   $  3,711,246
Honeywell International, Inc. .....................................        181,600      6,141,712
Rockwell Collins, Inc. ............................................        122,300      2,384,850
United Technologies Corporation ...................................        171,700     11,096,971
                                                                                     ------------
                                                                                       23,334,779

APPAREL RETAIL - 0.9%
Abercrombie & Fitch Company* ......................................        199,200      5,284,776

BANKS - 3.7%
FleetBoston Financial Corporation .................................        261,200      9,533,800
Washington Mutual, Inc. ...........................................        173,700      5,679,990
Wells Fargo & Company .............................................        125,900      5,470,355
                                                                                     ------------
                                                                                       20,684,145

BROADCASTING & CABLE TV - 3.4%
Liberty Media Corporation* ........................................      1,350,100     18,901,400

COMPUTER & ELECTRONICS RETAIL - 0.5%
RadioShack Corporation ............................................         96,600      2,907,660

COMPUTER HARDWARE - 1.7%
International Business Machines Corporation .......................         80,300      9,713,088

CONSUMER ELECTRONICS - 3.0%
Koninklijke (Royal) Philips Electronics N.V. ADR ..................        440,900     12,834,599
Sony Corporation ADR ..............................................         96,000      4,329,600
                                                                                     ------------
                                                                                       17,164,199

DEPARTMENT STORES - 1.5%
Federated Department Stores, Inc.* ................................        211,500      8,650,350

DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Cendant Corporation* ..............................................        197,600      3,874,936

DIVERSIFIED FINANCIAL SERVICES - 14.9%
American Express Company ..........................................        318,700     11,374,403
Citigroup, Inc. ...................................................        439,204     22,171,018
Fannie Mae ........................................................        231,700     18,420,150
Goldman Sachs Group, Inc. .........................................        106,400      9,868,600
J.P. Morgan Chase & Company .......................................        136,400      4,958,140
Morgan Stanley Dean Witter & Company ..............................        177,800      9,946,132
Stilwell Financial, Inc. ..........................................        274,000      7,458,280
                                                                                     ------------
                                                                                       84,196,723

DIVERSIFIED METALS & MINING - 0.2%
Fording, Inc. .....................................................         58,531      1,045,949

                                                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                              OF SHARES        VALUE
-------------------------                                             ------------   ------------
ELECTRIC UTILITIES - 4.1%
Edison International* .............................................        326,200      4,925,620
Entergy Corporation ...............................................        130,000      5,084,300
PG&E Corporation* .................................................        668,500     12,861,940
                                                                                     ------------
                                                                                       22,871,860

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Emerson Electric Company ..........................................        101,800      5,812,780

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
Solectron Corporation* ............................................        348,800      3,934,464

FOOD RETAIL - 0.4%
Winn-Dixie Stores, Inc. ...........................................        165,900      2,364,075

HEALTH CARE EQUIPMENT - 1.3%
Guidant Corporation* ..............................................        148,700      7,405,260

HOUSEHOLD PRODUCTS - 2.4%
Clorox Company ....................................................        166,100      6,569,255
Procter & Gamble Company ..........................................         91,700      7,256,221
                                                                                     ------------
                                                                                       13,825,476

INDUSTRIAL CONGLOMERATES - 2.7%
Tyco International, Ltd. ..........................................        258,800     15,243,320

INDUSTRIAL GASES - 0.7%
Air Products & Chemicals, Inc. ....................................         88,700      4,160,917

INDUSTRIAL MACHINERY - 0.5%
Eaton Corporation .................................................         37,000      2,753,170

INTEGRATED OIL & GAS - 7.0%
BP plc ADR ........................................................        194,000      9,022,940
Conoco, Inc. ......................................................        362,500     10,258,750
Exxon Mobil Corporation ...........................................        516,900     20,314,170
                                                                                     ------------
                                                                                       39,595,860

INTEGRATED TELECOMMUNICATION SERVICE - 3.7%
AT&T Corporation ..................................................        332,900      6,038,806
Sprint Corporation (FON Group) ....................................        299,000      6,003,920
Verizon Communications, Inc. ......................................        141,200      6,701,352
WorldCom, Inc. - WorldCom Group* ..................................        143,400      2,019,072
                                                                                     ------------
                                                                                       20,763,150

IT CONSULTING & SERVICES - 0.4%
KPMG Consulting, Inc.* ............................................        137,200      2,273,404

LIFE & HEALTH INSURANCE - 3.8%
John Hancock Financial Services, Inc. .............................        140,400      5,798,520
Lincoln National Corporation ......................................        150,400      7,304,928
MetLife, Inc. .....................................................        262,400      8,312,832
                                                                                     ------------
                                                                                       21,416,280



--------------------------------------------------------------------------------
                             See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES B (LARGE CAP VALUE) (CONTINUED)


                                                       NUMBER          MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES        VALUE
                                                     ------------   ------------
MANAGED HEALTH CARE - 2.2%
CIGNA Corporation ................................         50,400   $  4,669,560
Wellpoint Health
  Networks, Inc.* ................................         68,200      7,969,170
                                                                    ------------
                                                                      12,638,730

MARINE - 0.2%
CP Ships, Ltd.* ..................................         88,150        957,309

MOVIES & ENTERTAINMENT - 2.7%
News Corporation, Ltd. ADR .......................        328,400      8,689,464
Walt Disney Corporation ..........................        325,200      6,738,144
                                                                    ------------
                                                                      15,427,608

MULTI-LINE INSURANCE - 2.9%
American International
  Group, Inc. ....................................        203,700     16,173,780

OFFICE ELECTRONICS - 2.0%
Xerox Corporation ................................      1,060,600     11,051,452

OFFICE SERVICES & SUPPLIES - 1.4%
Pitney Bowes, Inc. ...............................        202,500      7,616,025

OIL & GAS EXPLORATION &
  PRODUCTION - 1.1%
PanCanadian Energy
  Corporation ....................................        233,578      6,073,028

OIL & GAS REFINING &
  MARKETING - 1.0%
Sunoco, Inc. .....................................        149,300      5,574,862

PAPER PRODUCTS - 1.4%
International Paper Company ......................        190,900      7,702,815

PHARMACEUTICALS - 5.0%
American Home Products
  Corporation ....................................         91,600      5,620,576
Merck & Company, Inc. ............................        144,100      8,473,080
Pharmacia Corporation ............................        128,400      5,476,260
Schering-Plough Corporation ......................        235,300      8,426,093
                                                                    ------------
                                                                      27,996,009

PROPERTY & CASUALTY
  INSURANCE - 2.0%
Allstate Corporation .............................        163,700      5,516,690
Chubb Corporation ................................         84,000      5,796,000
                                                                    ------------
                                                                      11,312,690

PUBLISHING & PRINTING - 1.2%
Knight-Ridder, Inc. ..............................        102,600      6,661,818
RAILROADS - 0.6%
CP Railway, Ltd. .................................        170,800      3,330,600

RESTAURANTS - 0.9%
McDonald's Corporation ...........................        189,400      5,013,418

SPECIALTY STORES - 1.2%
Office Depot, Inc.* ..............................        366,100      6,787,494

                                                                      PRINCIPAL
                                                                      AMOUNT OR
                                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                             OF SHARES       VALUE
                                                                    ------------   ------------
SYSTEMS SOFTWARE - 2.6%
BMC Software, Inc.* .............................................        371,200   $  6,076,544
Computer Associates
International, Inc. .............................................        245,300      8,460,397
                                                                                   ------------
                                                                                     14,536,941

TELECOMMUNICATIONS
  EQUIPMENT - 4.0%
Corning, Inc. ...................................................        729,200      6,504,464
Lucent Technologies, Inc. .......................................        383,400      2,411,586
Motorola, Inc. ..................................................        716,400     10,760,328
Scientific-Atlanta, Inc. ........................................        109,400      2,619,036
                                                                                   ------------
                                                                                     22,295,414

WIRELESS TELECOMMUNICATION
  SERVICES 1.0%
Nextel Communications, Inc.* ....................................        520,100      5,700,296
                                                                                   ------------
Total common stocks - 96.7% .....................................                   545,028,310


U.S. GOVERNMENT & AGENCIES - 2.5%
Federal Home Loan Bank,
  1.47%, 01-02-02 ...............................................   $ 13,800,000     13,799,436
                                                                                   ------------
Total investments - 99.2% .......................................                   558,827,746
Cash and other assets,
   less liabilities - 0.8% ......................................                     4,412,517
                                                                                   ------------
Total net assets - 100.0% .......................................                  $563,240,263
                                                                                   ============


The identified cost of investments owned at December 31, 2001 was $568,678,967 for federal income tax purposes.

*Non-income producing security

ADR (American Depositary Receipt)



--------------------------------------------------------------------------------
                                       66
                             See accompanying notes.

[CLOCK]
SERIES Y (SELECT 25 SERIES)
February 15, 2002

[PHOTO]
Terry Milberger Senior
Portfolio Manager

[SECURITY FUNDS LOGO]
ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

While the market conditions that were prevalent in 2001 were not conducive to the growth of a concentrated portfolio, the Select 25 Series of SBL Fund performed very well relative to its peers. The Series outperformed its benchmark for the year, returning -9.92%, compared to the -11.88% returned by the S&P 500 Index, while its Lipper peer group returned -21.88%.(1)

CONSUMER DISCRETIONARY SECTOR LEADS POSITIVES

While the S&P 500 Index is listed as the Series' benchmark, we do not focus on the particular weightings in any sector. Our objective is to find strong growth companies that are growing at a faster pace than average and hold onto them until the growth shows signs of deteriorating.

We received strong returns from our consumer discretionary holdings. Harley Davidson, Inc. gained 37% for the Series, as earnings continue to hold up well, along with strong demand. It will be interesting to see how their upcoming 100th anniversary affects interest in the company. Kohl's Corporation also had a strong year, gaining more than 15% for the Series as its above-average earnings growth continued even in the weak economy.

INFORMATION TECHNOLOGY TOPS NEGATIVE RETURNS

Our holdings in the information technology sector provided the largest losses for the Series in 2001, as that sector was particularly impacted by the economic recession. Although Cisco Systems, Inc. lost 52% of its value, Microsoft's gain of +53% served to offset the loss.

POSITIVE OUTLOOK FOR 2002

2001 marked only the second time in 30 years that the S&P 500 Index experienced two consecutive years of negative returns. The developing recession seemed to get worse as the year went on, with a climax at the time of the September 11 tragedy. We look for the exact opposite to occur next year, with the economy getting increasingly better as the year goes on. Inflation appears to be under control, and we look for positive economic gains this year and the year after.

Keep in mind, the Select 25 Series is a concentrated fund, consisting of only 20-30 growth companies at any time. Our strategy is to buy quality companies that are growing faster than average and hold onto them for long periods of time. While there is some risk in down markets with a concentrated fund of this nature, we should see the Series excel over time, as it is our belief that strong companies will produce strong market returns over time.

Sincerely,


Terry Milberger
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


--------------------------------------------------------------------------------
                                       67

[CLOCK]
SERIES Y (SELECT 25 SERIES)
February 15, 2002


                       AVERAGE ANNUAL TOTAL RETURN AS OF
                              DECEMBER 31, 2001(1)

                      1 Year    Since Inception
                                    (5-3-99)
Series Y              (9.92%)        (1.70%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           SERIES Y VS. S&P 500 INDEX

                                     [CHART]

                          SBL Y INVESTMENT INFORMATION

        DATE     INVESTMENT     DIVIDEND  PRICE   # OF SHARES  BALANCE

SBL Y          SINCE INCEPTION

       5/3/99     10,000                  10,000  1,000,0000   1000.0000
      5/31/99                                                  1000.0000        9.7   9,700.00
      6/30/99                                                  1000.0000      10.51  10,510.00    5.10%
      9/30/99                                                  1000.0000      10.34  10,340.00   -1.82%
     12/31/99                                                  1000.0000    12.3700  12,370.00   19.63%
      3/31/00                                                  1000.0000      12.24  12,240.00   -1.05%
      6/30/00                                                  1000.0000      11.67  11,870.00   -3.02%
      9/30/00                                                  1000.0000      11.68  11,580.00   -2.44%
     12/31/00                                                  1000.0000      10.38  10,380.00   10.38%
   03/31/2001                                                  1000.0000       8.83   8,830.00  -14.93%
   06/30/2001                                                  1000.0000       9.61   9,510.00    7.70%
   09/30/2001                                                  1000.0000       7.69   7,690.00  -19.14%
   12/31/2001                                                  1000.0000
9.35   9,350.00   21.59%

S&P 500 - 5/3/99

Period End       Invest      Charges      Value      Percent Change

05/03/1999       10,000            0      10,000                  0
05/31/1999            0            0       9,764              -2.36
06/30/1999            0            0      10,306               5.55
07/31/1999            0            0       9,984              -3.12
08/31/1999            0            0       9,934               -0.5
09/30/1999            0            0       9,682              -2.74
10/31/1999            0            0      10,273               6.33
11/30/1999            0            0      10,482               2.03
12/31/1999            0            0      11,100               5.89
01/31/2000            0            0      10,542              -5.02
02/29/2000            0            0      10,342              -1.89
03/31/2000            0            0      11,354               9.78
04/30/2000            0            0      11,013              -3.01
05/31/2000            0            0      10,787              -2.05
06/30/2000            0            0      11,052               2.47
07/31/2000            0            0      10,880              -1.56
08/31/2000            0            0      11,555               6.21
09/30/2000            0            0      10,945              -5.28
10/31/2000            0            0      10,899              -0.42
11/30/2000            0            0      10,040              -7.88
12/31/2000            0            0      10,089               0.49
01/31/2001            0            0      10,447               3.55
02/29/2001            0            0       9,494              -9.12
03/31/2001            0            0       8,893              -6.33
04/30/2001            0            0       9,584               7.77
05/31/2001            0            0       9,648               0.67
06/30/2001            0            0       9,413              -2.43
07/31/2001            0            0       9,321              -0.98
08/31/2001            0            0       8,737              -6.26
09/30/2001            0            0       8,032              -8.07
10/31/2001            0            0       8,185               1.91
11/30/2001            0            0       8,813               7.67
12/31/2001            0            0       8,891               0.88
Total            10,000            0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series Y (Select 25 Series) on May 3, 1999 (date of inception), and reflects the fees and expenses of Series Y. On December 31, 2001, the value of the investment (assuming reinvestment of all dividends and distributions) would have declined to $9,350. By comparison, the same $10,000 investment would have declined to $8,891 based on the S&P 500's performance.

--------------------------------------------------------------------------------
                                       68

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES Y (SELECT 25)


                                                          NUMBER      MARKET
COMMON STOCKS                                           OF SHARES     VALUE
-------------                                           ---------  ----------
ADVERTISING - 4.2%
Omnicom Group, Inc. ...............................       25,000   $2,233,750

APPLICATION SOFTWARE - 1.7%
Siebel Systems, Inc.* .............................       33,000      923,340

BROADCASTING & CABLE TV - 9.4%
Clear Channel Communications, Inc.* ...............       50,000    2,545,500
Univision Communications, Inc.* ...................       59,800    2,419,508
                                                                   ----------
                                                                    4,965,008
DATA PROCESSING SERVICES - 4.5%
Automatic Data Processing, Inc. ...................       40,000    2,356,000

DEPARTMENT STORES - 4.7%
Kohl's Corporation* ...............................       35,000    2,465,400

DIVERSIFIED FINANCIAL SERVICES - 7.3%
Citigroup, Inc. ...................................       45,000    2,271,600
Fannie Mae ........................................       20,000    1,590,000
                                                                   ----------
                                                                    3,861,600
DRUG RETAIL - 3.8%
Walgreen Company ..................................       60,000    2,019,600

GENERAL MERCHANDISE STORES - 4.3%
Wal-Mart Stores, Inc. .............................       40,000    2,302,000

HEALTH CARE EQUIPMENT - 7.9%
Cardinal Health, Inc. .............................       25,000    1,616,500
Medtronic, Inc. ...................................       50,000    2,560,500
                                                                   ----------
                                                                    4,177,000
HOME IMPROVEMENT RETAIL - 4.3%
Home Depot, Inc. ..................................       45,000    2,295,450

INDUSTRIAL CONGLOMERATES - 8.2%
General Electric Company ..........................       50,000    2,004,000
Tyco International, Ltd. ..........................       40,000    2,356,000
                                                                   ----------
                                                                    4,360,000

MOTORCYCLE MANUFACTURERS - 4.1%
Harley-Davidson, Inc. .............................       40,000    2,172,400

MOVIES & ENTERTAINMENT - 3.8%
Viacom, Inc. (Cl.B)* ..............................       45,000    1,986,750

MULTI-LINE INSURANCE - 4.2%
American International Group, Inc. ................       28,000    2,223,200

NETWORKING EQUIPMENT - 2.7%
Cisco Systems, Inc.* ..............................       80,000    1,448,800

PHARMACEUTICALS - 7.1%
Bristol-Myers Squibb Company ......................       35,000    1,785,000
Pfizer, Inc. ......................................       50,000    1,992,500
                                                                   ----------
                                                                    3,777,500
SEMICONDUCTOR EQUIPMENT - 3.4%
Applied Materials, Inc.* ..........................       45,000    1,804,500

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                        NUMBER       MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
-------------------------                             ---------   -----------
SEMICONDUCTORS - 4.2%
Intel Corporation .................................       70,000  $ 2,201,500

SYSTEMS SOFTWARE - 5.6%
Microsoft Corporation* ............................       30,000    1,988,100
Veritas Software Corporation* .....................       22,000      986,040
                                                                  -----------
                                                                    2,974,140
                                                                  -----------
  Total common stocks - 95.4% ...................................  50,547,938

U.S. GOVERNMENT & AGENCIES - 3.0%
Federal Home Loan Bank,
  1.88%, 01-11-02 .................................  $   800,000      799,633
Federal Home Loan Mortgage Corporation,
  1.66%, 01-08-02 .................................  $   800,000      799,739
                                                                  -----------
  Total U.S. government & agencies - 3.0% ......................    1,599,372

REPURCHASE AGREEMENT - 1.7%
United Missouri Bank, 1.25%,
  01-02-02 (Collateralized by FNMA,
  01-22-02 with a value of $946,980) ..............  $   928,000      928,000
                                                                  -----------
  Total investments - 100.1% ...................................   53,075,310
  Liabilities, less cash and
    other assets - (0.1%).......................................      (77,659)
                                                                  -----------
  Total net assets - 100.0% ....................................  $52,997,651
                                                                  ===========


The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

* Non-income producing security


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       69

[CLOCK]
SERIES W (MAIN STREET GROWTH & INCOME(R) SERIES)
February 15, 2002

[PHOTO]
Charles Albers
Portfolio Manager

[PHOTO]
Nikolaos Monoyios
Portfolio Manager

[OPPENHEIMERFUNDS LOGO]
SUBADVISOR,
OPPENHEIMERFUNDS, INC.


TO OUR CONTRACTHOLDERS:

While we are not satisfied with negative returns, we are nonetheless pleased that the Main Street Growth and Income Series of SBL Fund performed relatively well in what proved to be one of the most difficult and volatile investing environments to date. The Series returned -9.99% for the 12 months ending December 31, 2001, compared to -11.88% for the benchmark S&P 500 Stock Index.(1)

As quantitative managers using a highly disciplined investment approach, we carefully evaluate the measurable track records and prospects of individual, large-cap companies. While we also look at economic and market trends, our primary focus is on individual stocks. In fact, for over 20 years, our team has utilized sophisticated quantitative investment models that enable us to process large amounts of information for approximately 2000 stocks.

This unwavering focus is one of the key strengths of our quantitative approach. It helps us remove emotion and "market noise" from the investment process, enabling us to focus objectively and exclusively on identifying the individual stocks that we think have the greatest potential for attractive returns.

KEYS TO PERFORMANCE

Two primary indications developed in our models over the last year, which were implemented in the construction of our portfolio and helped our performance. First our capitalization model tended to favor smaller capitalization stocks. As a result, we lowered the Series' weighted average market capitalization from 102% of the S&P 500 Index at the start of the 12-month period to 83% at the end. This helped our performance, as small companies generally outperformed large companies for the year. Second, our stock ranking models awarded higher scores to stocks in industries that are less vulnerable to weak economic conditions.

Our stock selection model recommended a relatively large number of companies in defensive or less economically sensitive market sectors such as healthcare, consumer staples and utilities. These types of companies tend to hold up better than other groups, such as technology, during market downturns because consumers need their products and services regardless of the state of the economy or stock market. Increased exposure to these defensive areas generally helped the Series' performance. Another benefit to the Series' performance was our decision to reduce the portfolio weighting of our technology holdings. Since January 2001, we have owned fewer technology stocks than our benchmark, the S&P 500 Index. The energy sector, however, in which we maintained a sizeable allocation, gave back some of its gains late in the period, when prices fell.

--------------------------------------------------------------------------------

[CLOCK]
SERIES W (MAIN STREET GROWTH & INCOME(R) SERIES)
February 15, 2002

DEFENSIVE POSITION FOR NEAR FUTURE

Our models have continued to assign high rankings to attractively priced stocks of relatively smaller companies. In terms of industry groups, energy companies and utilities have received the highest scores. The healthcare group has also scored well. On the other hand, the technology sector has continued to receive generally low scores. These results suggest that the Series is likely to remain defensively positioned.

Sincerely,

Charles Albers and Nikolaos Monoyios
Portfolio Managers



                        AVERAGE ANNUAL TOTAL RETURN AS OF
                              DECEMBER 31, 2001(1)

                        1 Year          Since Inception
                                          (5-1-00)
Series W                (9.99%)           (11.74%)


The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.



                           SERIES W VS. S&P 500 INDEX

                                     [CHART]


                          SBLW INVESTMENT INFORMATION

DATE                   INVESTMENT        DIVIDEND     PRICE         # OF SHARES     BALANCE      price     value

SBL W

05/01/2000               1000                             10          1000.0000      1000.0000   10.00     10,000.00
05/31/2000                                                                           1000.0000    9.79      9,790.00
06/30/2000                                                                           1000.0000    9.98      9,980.00       1.94%
07/31/2000                                                                           1000.0000    9.85
08/31/2000                                                                           1000.0000   10.64
09/30/2000                                                                           1000.0000   10.06     10,060.00       0.80%
10/31/2000                                                                           1000.0000    9.82
11/30/2000                                                                           1000.0000    8.84
12/21/2000                                 0.006        8.65             0.6936      1000.6936
12/31/2000                                                                           1000.6936    9.01      9,016.25     -10.38%
01/31/2001                                                                           1000.6936    9.32
02/28/2001                                                                           1000.6936    8.56
03/31/2001                                                                           1000.6936    8.15      8,155.65      -9.54%
04/30/2001                                                                           1000.6936    8.72
05/31/2001                                                                           1000.6936    8.79
06/30/2001                                                                           1000.6936     8.5      8,505.90       4.29%
07/31/2001                                                                           1000.6936    8.39
08/31/2001                                                                           1000.6936    8.03
09/30/2001                                                                           1000.6936    7.55      7,555.24     -11.18%
10/31/2001                                                                           1000.6936    7.61
11/30/2001                                                                           1000.6936    7.98
12/27/2001                                  0.01        8.14             1.2294      1001.9230
12/31/2001                                                                           1001.9230     8.1      8,115.58       7.42%


S&P 500 - 5/1/00

Period End          Invest        Charges         Value          Percent Change

05/01/2000          10,000             0          10,000                    0
05/31/2000               0             0           9,795                -2.05
06/30/2000               0             0          10,036                 2.47
07/31/2000               0             0           9,879                -1.56
08/31/2000               0             0          10,493                 6.21
09/30/2000               0             0           9,939                -5.28
10/31/2000               0             0           9,897                -0.42
11/30/2000               0             0           9,117                -7.88
12/31/2000               0             0           9,161                 0.49
01/31/2001               0             0           9,486                 3.55
02/28/2001               0             0           8,621                -9.12
03/31/2001               0             0           8,075                -6.33
04/30/2001               0             0           8,703                 7.77
05/31/2001               0             0           8,761                 0.67
06/30/2001               0             0           8,548                -2.43
07/31/2001               0             0           8,464                -0.98
08/31/2001               0             0           7,934                -6.26
09/30/2001               0             0           7,293                -8.07
10/31/2001               0             0           7.432                 1.91
11/30/2001               0             0           8,002                 7.67
12/31/2001               0             0           8,072                 0.88
Total               10,000             0


                             $10,000 Over Ten Years


The chart above assumes a hypothetical $10,000 investment in Series W (Main St. Growth & Income(R) Series) on May 1, 2000 (date of inception), and reflects the fees and expenses of Series W. On December 31, 2001, the value of the investment (assuming reinvestment of all dividends and distributions) would have declined to $8,116. By comparison, the same $10,000 investment would have declined to $8,072 based on the S&P 500 Index's performance.



--------------------------------------------------------------------------------
                                       71

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)


                                                        NUMBER       MARKET
COMMON STOCKS                                          OF SHARES     VALUE
-------------                                          ---------  ------------
ADVERTISING - 0.0%
Catalina Marketing Corporation* ................            100   $      3,470

AEROSPACE & DEFENSE - 0.7%
DRS Technologies, Inc.* ........................            200          7,130
Engineered Support Systems, Inc. ...............            300         10,263
Goodrich Corporation ...........................          1,500         39,930
Lockheed Martin Corporation ....................          2,800        130,676
Mercury Computer Systems, Inc.* ................            100          3,911
Precision Castparts Corporation ................            500         14,125
Raytheon Company ...............................            700         22,729
Rockwell Collins, Inc. .........................          2,100         40,950
                                                                  ------------
                                                                       269,714

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company .................          3,015         43,265

AIR FREIGHT & COURIERS - 0.4%
Expeditors International of Washington, Inc. ...            200         11,390
United Parcel Services, Inc. ...................          2,400        130,800
                                                                  ------------
                                                                       142,190

AIRLINES - 0.5%
Continental Airlines, Inc. (Cl.B)* .............          1,800         47,178
Southwest Airlines Company .....................          6,500        120,120
UAL Corporation ................................            500          6,750
US Airways Group, Inc.* ........................            300          1,902
                                                                  ------------
                                                                       175,950

ALUMINUM - 0.4%
Alcan, Inc. ....................................          3,900        140,127

APPAREL & ACCESSORIES - 0.3%
Coach, Inc.* ...................................            815         31,769
Columbia Sportswear Company* ...................            100          3,330
Jones Apparel Group, Inc.* .....................            600         19,902
Liz Claiborne, Inc. ............................            800         39,800
Tommy Hilfiger Corporation* ....................            500          6,875
                                                                  ------------
                                                                       101,676

APPAREL RETAIL - 1.5%
Abercrombie & Fitch Company* ...................          1,200         31,836
American Eagle Outfitters, Inc.* ...............          1,200         31,404
Bebe Stores, Inc.* .............................            100          1,866
Chico's FAS, Inc.* .............................            700         27,790
Children's Place Retail Stores, Inc.* ..........            100          2,715
Christopher & Banks Corporation* ...............            500         17,125

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
-------------------------                             ---------   ------------
APPAREL RETAIL (CONTINUED)
Gap, Inc. ......................................         10,200   $    142,188
Genesco, Inc.* .................................            300          6,228
Hot Topic, Inc.* ...............................            700         21,973
Intimate Brands, Inc. ..........................            600          8,916
Men's Wearhouse, Inc.* .........................            100          2,065
Ross Stores, Inc. ..............................          1,600         51,328
Talbots, Inc. ..................................          1,300         47,125
TJX Companies, Inc. ............................          3,700        147,482
Too, Inc.* .....................................            400         11,000
                                                                  ------------
                                                                       551,041

APPLICATION SOFTWARE - 1.0%
Acclaim Entertainment, Inc.* ...................          1,700          9,010
Activision, Inc.* ..............................            600         15,606
Amdocs, Ltd.* ..................................          2,300         78,131
Cadence Design Systems, Inc.* ..................          1,700         37,264
Citrix Systems, Inc.* ..........................          2,500         56,650
Electronic Arts, Inc.* .........................            700         41,965
Fair, Isaac & Company, Inc. ....................            100          6,302
Mentor Graphics Corporation* ...................            100          2,357
Mercury Interactive Corporation* ...............          1,900         64,562
Numerical Technologies, Inc.* ..................            200          7,040
Peregrine Systems, Inc.* .......................            800         11,864
RSA Security, Inc.* ............................            900         15,714
THQ, Inc.* .....................................            600         29,082
TIBCO Software, Inc.* ..........................            900         13,437
                                                                  ------------
                                                                       388,984

AUTO PARTS & EQUIPMENT - 0.2%
Delphi Automotive Systems Corporation ..........          1,100         15,026
Johnson Controls, Inc. .........................            100          8,075
Lear Corporation* ..............................            800         30,512
Visteon Corporation ............................            900         13,536
                                                                  ------------
                                                                        67,149

AUTOMOBILE MANUFACTURERS - 0.8%
Ford Motor Company .............................         10,174        159,935
General Motors Corporation .....................          3,100        150,660
                                                                  ------------
                                                                       310,595

BANKS - 6.3%
AmSouth Bancorporation .........................            200          3,780
Astoria Financial Corporation ..................          1,300         34,398
Bank of America Corporation ....................          7,900        497,305
Bank of New York Company, Inc. .................          2,000         81,600
Bank One Corporation ...........................          4,300        167,915
Banknorth Group, Inc. ..........................            400          9,008
BB&T Corporation ...............................          2,000         72,220
Charter One Financial, Inc. ....................          1,640         44,526
Comerica, Inc. .................................          1,300         74,490
Commerce Bancorp, Inc. .........................            200          7,868


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       72

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                    NUMBER         MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
BANKS (CONTINUED)
Commercial Federal Corporation .................         200   $      4,700
Compass Bancshares, Inc. .......................         100          2,830
Dime Bancorp, Inc. .............................       1,100         39,688
First Tennessee National Corporation ...........         900         32,634
FleetBoston Financial Corporation ..............         800         29,200
Golden State Bancorp, Inc. .....................       3,300         86,295
Golden West Financial Corporation ..............       1,900        111,815
GreenPoint Financial Corporation ...............       1,500         53,625
Hibernia Corporation ...........................         400          7,116
Independence Community Bank Corporation ........         200          4,552
IndyMac Bancorp, Inc.* .........................         700         16,366
Investors Financial Services Corporation .......         100          6,621
Keycorp ........................................       3,000         73,020
Marshall & Ilsley Corporation ..................         200         12,656
Mellon Financial Corporation ...................       2,600         97,812
National City Corporation ......................       5,600        163,744
National Commerce Financial Corporation ........         100          2,530
New York Community Bancorp, Inc. ...............         400          9,148
North Fork Bancorporation, Inc. ................         900         28,791
Northern Trust Corporation .....................         100          6,022
Pacific Century Financial Corporation ..........         200          5,178
PNC Financial Services Group ...................       2,100        118,020
Regions Financial Corporation ..................         100          3,004
SouthTrust Corporation .........................         200          4,934
Sovereign Bankcorp, Inc. .......................         200          2,448
SunTrust Banks, Inc. ...........................       2,500        156,750
TCF Financial Corporation ......................         400         19,192
U.S. Bancorp ...................................         933         19,528
Union Planters Corporation .....................         300         13,539
UnionBanCal Corporation ........................         300         11,400
Wachovia Corporation ...........................       1,500         47,040
Washington Mutual, Inc. ........................       4,750        155,325
Wells Fargo & Company ..........................         700         30,415
Zions Bancorporation ...........................         100          5,258
                                                               ------------
                                                                  2,374,306

                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
BIOTECHNOLOGY - 1.3%
Alkermes, Inc.* ................................         200   $      5,272
Amgen, Inc.* ...................................       2,100        118,524
Applera Corporation-Celera Genomics Group* .....         400         10,676
Biogen, Inc.* ..................................         900         51,615
Chiron Corporation* ............................       1,800         78,912
COR Therapeutics, Inc.* ........................         100          2,393
CV Therapeutics, Inc.* .........................         400         20,808
Genentech, Inc.* ...............................       1,500         81,375
Genta, Inc.* ...................................         600          8,538
Immunomedics, Inc.* ............................         200          4,052
Incyte Genomics, Inc.* .........................         500          9,780
Myriad Genetics, Inc.* .........................         500         26,320
Sepracor, Inc.* ................................         500         28,530
Techne Corporation* ............................         400         14,740
Vertex Pharmaceuticals, Inc.* ..................         500         12,295
Xoma, Ltd.* ....................................         100            985
                                                               ------------
                                                                    474,815

BREWERS - 0.3%
Adolph Coors Company ...........................         100          5,340
Anheuser-Busch Companies, Inc. .................       2,100         94,941
                                                               ------------
                                                                    100,281

BROADCASTING & CABLE TV - 0.4%
Comcast Corporation* ...........................       1,300         46,800
Entercom Communications Corporation* ...........         100          5,000
General Motors Corporation (Cl.H)* .............         400          6,180
Hispanic Broadcasting Corporation* .............         400         10,200
Liberty Media Corporation* .....................       1,700         23,800
Univision Communications, Inc.* ................         800         32,368
USA Networks, Inc.* ............................         700         19,117
                                                               ------------
                                                                    143,465

BUILDING PRODUCTS - 0.3%
American Standard Companies, Inc.* .............         600         40,938
Masco Corporation ..............................       1,900         46,550
York International Corporation .................         300         11,439
                                                               ------------
                                                                     98,927

CASINOS & GAMING - 0.2%
GTECH Holdings Corporation* ....................         500         22,645
Mandalay Resort Group* .........................         600         12,840
MGM Mirage, Inc.* ..............................         400         11,548
Park Place Entertainment Corporation* ..........       1,300         11,921
WMS Industries, Inc.* ..........................         200          4,000
                                                               ------------
                                                                     62,954

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       73

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
CATALOG RETAIL - 0.0%
Insight Enterprises, Inc.* .....................         100   $      2,460
Priceline.com, Inc.* ...........................         600          3,492
                                                               ------------
                                                                      5,952

COMMERCIAL PRINTING - 0.0%
R.R. Donnelley & Sons Company ..................         200          5,938
Valassis Communications, Inc.* .................         200          7,124
                                                               ------------
                                                                     13,062

COMPUTER & ELECTRONICS RETAIL - 0.1%
CDW Computer Centers, Inc.* ....................         500         26,855
Electronics Boutique Holdings Corporation* .....         300         11,982
                                                               ------------
                                                                     38,837

COMPUTER HARDWARE - 2.6%
Compaq Computer Corporation ....................      13,800        134,688
Dell Computer Corporation* .....................       7,000        190,260
Handspring, Inc.* ..............................       5,000         33,700
Hewlett-Packard Company ........................       1,900         39,026
International Business Machines Corporation ....       4,900        592,704
                                                               ------------
                                                                    990,378

COMPUTER STORAGE & PERIPHERALS - 0.3%
Lexmark International, Inc.* ...................         800         47,200
Network Appliance, Inc.* .......................       2,600         56,862
Storage Technology Corporation* ................         300          6,201
StorageNetworks, Inc.* .........................       1,500          9,270
Western Digital Corporation* ...................       1,300          8,151
                                                               ------------
                                                                    127,684

CONSTRUCTION & ENGINEERING - 0.1%
EMCOR Group, Inc.* .............................         400         18,160
Fluor Corporation ..............................         400         14,960
                                                               ------------
                                                                     33,120

CONSTRUCTION & FARM MACHINERY - 0.1%
Caterpillar, Inc. ..............................       1,000         52,250

CONSTRUCTION MATERIALS - 0.0%
Centex Construction Products, Inc. .............         100          3,205
Lafarge North America, Inc. ....................         200          7,514
                                                               ------------
                                                                     10,719

CONSUMER ELECTRONICS - 0.0%
Harman International Industries, Inc. ..........         100          4,510


                                                     NUMBER      MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES      VALUE
-------------------------                          ---------   ------------
CONSUMER FINANCE - 1.5%
AmeriCredit Corporation* .......................       2,100   $     66,255
Capital One Financial Corporation ..............       2,700        145,665
Countrywide Credit Industries, Inc. ............       1,900         77,843
Dorl Financial Corporation .....................         200          6,242
Household International, Inc. ..................       3,700        214,378
Metris Companies, Inc. .........................       1,600         41,136
Providian Financial Corporation ................       1,800          6,390
                                                               ------------
                                                                    557,909

DATA PROCESSING SERVICES - 0.6%
BISYS Group, Inc.* .............................         600         38,394
Certegy, Inc.* .................................          50          1,711
CSG Systems International, Inc.* ...............         400         16,180
First Data Corporation .........................       2,000        156,900
Sabre Holdings Corporation* ....................         700         29,645
                                                               ------------
                                                                    242,830

DEPARTMENT STORES - 0.8%
Dillard's, Inc. ................................         400          6,400
Federated Department
Stores, Inc.* ..................................       1,000         40,900
Kohl's Corporation* ............................         900         63,396
May Department Stores Company ..................       1,300         48,074
Sears, Roebuck & Company .......................       2,900        138,156
                                                               ------------
                                                                    296,926

DISTRIBUTORS - 0.0%
Ingram Micro, Inc.* ............................         300          5,196

DIVERSIFIED CHEMICALS - 0.3%
Cabot Corporation ..............................         200          7,140
E.I. du Pont de Nemours & Company ..............       1,900         80,769
Eastman Chemical Company .......................         400         15,608
Engelhard Corporation ..........................         300          8,304
                                                               ------------
                                                                    111,821

DIVERSIFIED COMMERCIAL SERVICES - 1.1%
Apollo Group, Inc.* ............................         650         29,257
Cendant Corporation* ...........................       5,600        109,816
Corinthian Colleges, Inc.* .....................         100          4,089
Deluxe Corporation .............................         600         24,948
Devry, Inc.* ...................................         100          2,845
Dun & Bradstreet Corporation* ..................         250          8,825
eFunds Corporation* ............................       1,055         14,506
H&R Block, Inc. ................................       2,300        102,810


--------------------------------------------------------------------------------
                                       74
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
DIVERSIFIED COMMERCIAL SERVICES (CONTINUED)
IMS Health, Inc. ...............................        4,200   $     81,942
ITT Educational Services, Inc.* ................          400         14,748
Viad Corporation ...............................          100          2,368
                                                                ------------
                                                                     396,154

DIVERSIFIED FINANCIAL SERVICES - 6.7%
Affiliated Managers Group, Inc.* ...............          500         35,240
Allied Capital Corporation* ....................          100          2,600
Ambac Financial Group, Inc. ....................          400         23,144
American Express Company .......................        4,700        167,743
Bear Stearns Companies, Inc. ...................        1,600         93,824
Citigroup, Inc. ................................       10,266        518,228
E*TRADE Group, Inc.* ...........................        1,000         10,250
Fannie Mae .....................................        3,600        286,200
Federated Investors, Inc. (Cl.B) ...............          200          6,376
Freddie Mac ....................................        3,400        222,360
Goldman Sachs Group, Inc. ......................        2,000        185,500
Instinet Group, Inc.* ..........................        1,100         11,055
J.P. Morgan Chase & Company ....................        7,300        265,355
Knight Trading Group, Inc.* ....................          400          4,408
Lehman Brothers Holdings, Inc. .................        2,800        187,040
Merrill Lynch & Company, Inc. ..................          400         20,848
Moody's Corporation ............................          800         31,888
Morgan Stanley Dean Witter & Company ...........        3,400        190,196
Phoenix Companies, Inc.* .......................          700         12,950
Principal Financial Group, Inc.* ...............          800         19,200
SEI Investments Company ........................          600         27,066
St. Joe Company ................................          500         13,875
Stilwell Financial, Inc. .......................        2,700         73,494
T Rowe Price Group, Inc. .......................          100          3,473
USA Education, Inc. ............................        1,200        100,824
                                                                ------------
                                                                   2,513,137

DIVERSIFIED METALS & MINING - 0.2%
CONSOL Energy, Inc. ............................          500         12,420
Freeport-McMoRan Copper & Gold, Inc.* ..........          100          1,290
Freeport-McMoRan Copper & Gold, Inc.(Cl.B)* ....        1,600         21,424
Inco, Ltd.* ....................................          900         15,246
Massey Energy Company ..........................          400          8,292
Peabody Energy Corporation .....................          300          8,457
                                                                ------------
                                                                      67,129

                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
DRUG RETAIL - 0.5%
CVS Corporation ................................        3,700   $    109,520
Duane Reade, Inc.* .............................          300          9,105
Rite Aid Corporation* ..........................        2,700         13,662
Walgreen Company ...............................        1,900         63,954
                                                                ------------
                                                                     196,241

ELECTRIC UTILITIES - 5.1%
Allegheny Energy, Inc. .........................          300         10,866
ALLETE, Inc. ...................................          300          7,560
Alliant Energy Corporation .....................          200          6,072
Ameren Corporation .............................          300         12,690
American Electric Power Company, Inc. ..........        4,500        195,885
Cinergy Corporation ............................          500         16,715
CMS Energy Corporation .........................          800         19,224
Conectiv .......................................          300          7,347
Consolidated Edison, Inc. ......................          800         32,288
Dominion Resources, Inc. .......................        2,700        162,270
DPL, Inc. ......................................          100          2,408
DTE Energy Company .............................        2,000         83,880
Duke Energy Corporation ........................        4,200        164,892
Entergy Corporation ............................        2,100         82,131
Exelon Corporation .............................        4,212        201,670
FirstEnergy Corporation ........................        5,200        181,896
FPL Group, Inc. ................................        1,300         73,320
Mirant Corporation* ............................        5,177         82,935
NRG Energy, Inc.* ..............................          700         10,850
Pinnacle West Capital Corporation ..............          200          8,370
Potomac Electric Power Company .................          100          2,257
PPL Corporation ................................        1,700         59,245
Progress Energy, Inc. ..........................          400             --
Public Service Enterprise Group, Inc. ..........        2,100         88,599
Puget Energy, Inc. .............................          200          4,378
Reliant Energy, Inc. ...........................        1,400         37,128
Southern Company ...............................        5,200        131,820
TECO Energy, Inc. ..............................          100          2,624
TXU Corporation ................................        4,100        193,315
Xcel Energy, Inc. ..............................        1,500         41,610
                                                                ------------
                                                                   1,924,245

ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Cooper Industries, Inc. ........................        1,100         38,412
Molex, Inc. ....................................          500         13,525
Rockwell International Corporation .............        1,200         21,432
                                                                ------------
                                                                      73,369

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       75

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Agilent Technologies, Inc.* ....................        200   $      5,702
Amphenol Corporation* ..........................        100          4,805
Arrow Electronics, Inc.* .......................        500         14,950
AVX Corporation ................................      1,000         23,590
Flir Systems, Inc.* ............................        100          3,792
KEMET Corporation* .............................        500          8,875
Photon Dynamics, Inc.* .........................        200          9,130
Plexus Corporation* ............................        300          7,968
Sanmina-SCI Corporation* .......................        900         17,910
Tech Data Corporation* .........................        300         12,984
Tektronix, Inc.* ...............................        500         12,890
Waters Corporation* ............................        200          7,750
                                                              ------------
                                                                   130,346

EMPLOYMENT SERVICES - 0.1%
Adminstaff, Inc.* ..............................        100          2,741
Manpower, Inc. .................................        500         16,855
Robert Half International, Inc.* ...............        200          5,340
                                                              ------------
                                                                    24,936

ENVIRONMENTAL SERVICES - 0.5%
Allied Waste Industries, Inc.* .................      1,300         18,278
Waste Management, Inc. .........................      5,500        175,505
                                                              ------------
                                                                   193,783

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.0%
IMC Global, Inc. ...............................        200          2,600
Monsanto Company ...............................        100          3,380
                                                              ------------
                                                                     5,980

FOOD DISTRIBUTORS - 0.1%
Fleming Companies, Inc. ........................      1,700         31,450
Performance Food Group Company* ................        100          3,517
                                                              ------------
                                                                    34,967

FOOD - RETAIL - 0.5%
Albertson's, Inc. ..............................      1,900         59,831
Safeway, Inc.* .................................      2,400        100,200
Whole Foods Market, Inc.* ......................        300         13,068
Winn-Dixie Stores, Inc. ........................        200          2,850
                                                              ------------
                                                                   175,949

FOOTWEAR - 0.2%
NIKE, Inc. (Cl.B) ..............................      1,100         61,864
Reebok International, Ltd.* ....................        200          5,300
Timberland Company* ............................        200          7,416
                                                              ------------
                                                                    74,580

FOREST PRODUCTS - 0.3%
Rayonier, Inc. .................................        200         10,094
Weyerhaeuser Company ...........................      1,900        102,752
                                                              ------------
                                                                   112,846

                                                     NUMBER      MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES      VALUE
-------------------------                          ---------  ------------
GAS UTILITIES - 0.4%
El Paso Corporation ............................      1,169   $     52,149
KeySpan Corporation ............................        100          3,465
Kinder Morgan, Inc. ............................      1,800        100,242
NiSource, Inc. .................................        500         11,530
                                                              ------------
                                                                   167,386

GENERAL MERCHANDISE STORES - 2.2%
99 Cents Only Stores* ..........................        100          3,810
BJ's Wholesale Club, Inc.* .....................      1,200         52,920
Costco Wholesale Corporation* ..................        600         26,628
Dollar General Corporation .....................        200          2,980
Target Corporation .............................      1,500         61,575
Wal-Mart Stores, Inc. ..........................     12,100        696,355
                                                              ------------
                                                                   844,268

GOLD - 0.1%
Barrick Gold Corporation .......................        800         12,760
Placer Dome, Inc. ..............................        600          6,546
                                                              ------------
                                                                    19,306

HEALTH CARE DISTRIBUTORS & SERVICES - 0.7%
Accredo Health, Inc.* ..........................        100          3,970
AdvancePCS* ....................................      1,400         41,090
Apria Healthcare Group, Inc.* ..................        300          7,497
Covance, Inc.* .................................        200          4,540
Davita, Inc.* ..................................        400          9,780
Express Scripts, Inc.* .........................        500         23,380
Henry Schein, Inc.* ............................        400         14,812
Laboratory Corporation of America Holdings* ....        800         64,680
Lincare Holdings, Inc.* ........................        800         22,920
Pharmaceutical Product Development, Inc.* ......        700         22,617
Quest Diagnostics, Inc.* .......................        900         64,539
                                                              ------------
                                                                   279,825

HEALTH CARE EQUIPMENT - 0.7%
Apogent Technologies, Inc.* ....................        200          5,160
Baxter International, Inc. .....................        400         21,452
Beckman Coulter, Inc. ..........................        200          8,860
Becton, Dickinson & Company ....................      1,700         56,355
Cytyc Corporation* .............................        900         23,490
Hillenbrand Industries, Inc. ...................        100          5,527
ResMed, Inc.* ..................................        200         10,784
St. Jude Medical, Inc.* ........................        700         54,355
Stryker Corporation ............................        700         40,859
Varian Medical Systems, Inc.* ..................        200         14,252
Zimmer Holdings, Inc.* .........................        850         25,959
                                                              ------------
                                                                   267,053

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       76

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
HEALTH CARE FACILITIES - 1.2%
Community Health Systems, Inc.* ................         700   $     17,850
HCA, Inc. ......................................       3,500        134,890
Health Management Association, Inc.* ...........       1,100         20,240
HEALTHSOUTH Corporation* .......................         200          2,964
LifePoint Hospitals, Inc.* .....................         400         13,616
Manor Care, Inc.* ..............................       2,600         61,646
RehabCare Group, Inc.* .........................         100          2,960
Tenet Healthcare Corporation* ..................       2,600        152,672
Triad Hospitals, Inc.* .........................         200          5,870
Universal Health Services, Inc.* ...............       1,200         51,336
                                                               ------------
                                                                    464,044

HEALTH CARE SUPPLIES - 0.0%
Cooper Companies, Inc. .........................         100          4,998
Edwards Lifesciences Corporation* ..............         100          2,763
STERIS Corporation* ............................         100          1,827
                                                               ------------
                                                                      9,588

HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc.* .......................         500         27,440

HOME IMPROVEMENT RETAIL - 0.9%
Home Depot, Inc. ...............................       6,600        336,666

HOMEBUILDING - 0.9%
Beazer Homes USA, Inc.* ........................         100          7,317
Centex Corporation .............................       1,000         57,090
D.R. Horton, Inc. ..............................         200          6,492
KB HOME ........................................       1,400         56,140
Lennar Corporation .............................         600         28,092
NVR, Inc.* .....................................         300         61,200
Pulte Homes, Inc. ..............................         100          4,467
Ryland Group, Inc. .............................         700         51,240
Toll Brothers, Inc.* ...........................       1,100         48,290
                                                               ------------
                                                                    320,328

HOTELS - 0.4%
Hilton Hotels Corporation ......................       1,500         16,380
Marriott International, Inc. ...................       1,900         77,235
Royal Caribbean Cruise, Ltd. ...................       1,100         17,820
Starwood Hotels & Resorts Worldwide, Inc. ......       1,100         32,835
                                                               ------------
                                                                    144,270

HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation .....................         200          7,546
Stanley Works ..................................         200          9,314
Whirlpool Corporation ..........................         700         51,331
                                                               ------------
                                                                     68,191


                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                          OF SHARES       VALUE
-------------------------                          ---------   ------------
HOUSEHOLD PRODUCTS - 0.6%
Colgate-Palmolive Company ......................       1,400   $     80,850
Dial Corporation ...............................         300          5,145
Procter & Gamble Company .......................       2,000        158,260
                                                               ------------
                                                                    244,255

HOUSEWARES & SPECIALTIES - 0.0%
American Greetings Corporation .................         100          1,378
Fortune Brands, Inc. ...........................         500         19,795
Tupperware Corporation .........................         100          1,925
                                                               ------------
                                                                     23,098

INDUSTRIAL CONGLOMERATES - 3.7%
General Electric Company .......................      22,500        901,800
Minnesota Mining & Manufacturing Company .......         400         47,284
Textron, Inc. ..................................         600         24,876
Tyco International, Ltd. .......................       6,900        406,410
                                                               ------------
                                                                  1,380,370

INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc. .................         900         42,219
Praxair, Inc. ..................................         200         11,050
                                                               ------------
                                                                     53,269

INDUSTRIAL MACHINERY - 0.0%
Dover Corporation ..............................         200          7,414
Flowserve Corporation* .........................         100          2,661
ITT Industries, Inc. ...........................         100          5,050
                                                               ------------
                                                                     15,125

INSURANCE BROKERS - 0.3%
Arthur J. Gallagher & Company ..................       1,000         34,490
Brown & Brown, Inc. ............................         200          5,460
Hilb, Rogal, & Hamilton Company ................         100          5,605
Marsh & McLennan Companies, Inc. ...............         500         53,725
                                                               ------------
                                                                     99,280

INTEGRATED OIL & GAS - 5.9%
Amerada Hess Corporation .......................       1,100         68,750
ChevronTexaco Corporation ......................       4,741        424,841
Conoco, Inc. ...................................       7,300        206,590
Exxon Mobil Corporation ........................      19,000        746,700
Occidental Petroleum Corporation ...............       3,800        100,814
Phillips Petroleum Company .....................       3,200        192,832
Royal Dutch Petroleum Company ..................       8,300        406,866
USX-Marathon Group, Inc. .......................       2,700         81,000
                                                               ------------
                                                                  2,228,393

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       77

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                       NUMBER      MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ---------   -----------
INTEGRATED TELECOMMUNICATION SERVICES - 3.2%
AT&T Corporation ...............................       17,200   $    312,008
BellSouth Corporation ..........................        3,000        114,450
Broadwing, Inc.* ...............................        1,200         11,400
SBC Communications, Inc. .......................        5,400        211,518
Sprint Corporation (FON Group) .................        5,700        114,456
Time Warner Telecom, Inc.* .....................          200          3,538
Verizon Communications, Inc. ...................        8,500        403,410
Williams Communications Group, Inc.* ...........        6,700         15,745
WorldCom, Inc. - MCI Group .....................          400          5,080
                                                                ------------
                                                                   1,191,605

INTERNET SOFTWARE & SERVICES - 0.4%
Foundry Networks, Inc.* ........................        2,000         16,300
Interwoven, Inc.* ..............................          800          7,792
Liberate Technologies* .........................          400          4,592
Openwave Systems, Inc.* ........................        2,800         27,412
Overture Services, Inc.* .......................          600         21,258
Retek, Inc.* ...................................          500         14,935
Travelocity.com, Inc.* .........................          100          2,871
VeriSign, Inc.* ................................        1,500         57,060
Websense, Inc.* ................................          200          6,414
                                                                ------------
                                                                     158,634

IT CONSULTING & SERVICES - 0.3%
Affiliated Computer Services, Inc.* ............          800         84,904
CACI International, Inc.* ......................          200          7,897
KPMG Consulting, Inc.* .........................          400          6,628
Unisys Corporation* ............................        1,500         18,810
                                                                ------------
                                                                     118,239

LEISURE PRODUCTS - 0.2%
Action Performance Companies, Inc.* ............          100          3,061
Brunswick Corporation ..........................          700         15,232
Callaway Golf Company ..........................          300          5,745
Direct Focus, Inc.* ............................          500         15,600
Hasbro, Inc. ...................................        1,200         19,476
Mattel, Inc. ...................................          100          1,720
Oakley, Inc.* ..................................          100          1,626
                                                                ------------
                                                                      62,460

LIFE & HEALTH INSURANCE - 1.6%
AFLAC, Inc. ....................................        4,200        103,152
Jefferson-Pilot Corporation ....................        1,300         60,151
John Hancock Financial Services, Inc. ..........        2,300         94,990
Lincoln National Corporation ...................        2,000         97,140
MetLife, Inc. ..................................        6,400        202,752
Prudential Financial, Inc.* ....................          800         26,552
Torchmark Corporation ..........................          100          3,933
UnumProvident Corporation ......................          600         15,906
                                                                ------------
                                                                     604,576


                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------    -----------
MANAGED HEALTH CARE - 1.8%
Caremark Rx, Inc.* .............................        4,300   $     70,133
CIGNA Corporation ..............................        1,800        166,770
First Health Group Corporation* ................          300          7,422
Health Net, Inc.* ..............................          800         17,424
Humana, Inc.* ..................................          400          4,716
Mid Atlantic Medical Services, Inc.* ...........          200          4,540
Oxford Health Plans, Inc.* .....................        2,900         87,406
Pediatrix Medical Group, Inc.* .................          200          6,784
Trigon Healthcare, Inc.* .......................          700         48,615
UnitedHealth Group, Inc. .......................        2,300        162,771
Wellpoint Health Networks, Inc.* ...............          700         81,795
                                                                ------------
                                                                     658,376

MARINE - 0.1%
Teekay Shipping Corporation ....................          600         20,910

MEAT POULTRY & FISH - 0.0%
Tyson Foods, Inc. ..............................        1,200         13,860

METAL & GLASS CONTAINERS - 0.1%
Ball Corporation ...............................          200         14,140
Owens-Illinois, Inc.* ..........................          200          1,998
Pactiv Corporation* ............................        1,100         19,525
                                                                ------------
                                                                      35,663

MOTORCYCLE MANUFACTURERS - 0.2%
Harley-Davidson, Inc. ..........................        1,300         70,603

MOVIES & ENTERTAINMENT - 1.1%
AOL Time Warner, Inc.* .........................        7,700        247,170
Fox Entertainment Group, Inc.* .................          100          2,653
Viacom, Inc. (Cl.B)* ...........................        1,800         79,470
Walt Disney Company ............................        4,300         89,096
                                                                ------------
                                                                     418,389

MULTI-LINE INSURANCE - 1.4%
Allmerica Financial Corporation ................          200          8,910
American International Group, Inc. .............        6,137        487,278
Loews Corporation ..............................          600         33,228
                                                                ------------
                                                                     529,416

MULTI-UTILITIES - 0.2%
Dynegy, Inc. ...................................        2,400         61,200
Energy East Corporation ........................          200          3,798
Enron Corporation ..............................        2,300          1,380
Williams Companies, Inc. .......................          400         10,208
                                                                ------------
                                                                      76,586

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       78

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                       NUMBER      MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ---------   ----------
NETWORKING EQUIPMENT - 1.1%
3Comm Corporation* .............................         900   $      5,742
Adaptec, Inc.* .................................       1,100         15,950
Avaya, Inc.* ...................................         900         10,935
Brocade Communications Systems, Inc.* ..........       1,800         59,616
Cisco Systems, Inc.* ...........................       9,200        166,612
Emulex Corporation* ............................         900         35,559
Enterasys Networks, Inc.* ......................       4,300         38,055
Juniper Networks, Inc.* ........................       3,200         60,640
McDATA Corporation* ............................         132          3,234
McDATA Corporation (Cl.B)* .....................       1,000         25,110
                                                               ------------
                                                                    421,453

OFFICE ELECTRONICS - 0.0%
IKON Office Solutions, Inc. ....................         100          1,169

OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation .....................         500         28,265
Herman Miller, Inc. ............................         400          9,464
Imagistics International, Inc.* ................         240          2,964
                                                               ------------
                                                                     40,693

OIL & GAS DRILLING - 0.4%
ENSCO International, Inc. ......................       1,500         37,275
GlobalSantaFe Corporation ......................       2,230         63,600
Helmerich & Payne, Inc. ........................         300         10,014
Nabors Industries, Inc.* .......................         600         20,598
Precision Drilling Corporation* ................         100          2,582
Rowan Companies, Inc.* .........................         300          5,811
                                                               ------------
                                                                    139,880

OIL & GAS EQUIPMENT & SERVICES - 0.2%
Baker Hughes, Inc. .............................         800         29,176
Halliburton Company ............................       3,700         48,470
Tidewater, Inc. ................................         200          6,780
                                                               ------------
                                                                     84,426

OIL & GAS EXPLORATION & PRODUCTION - 1.6%
Anadarko Petroleum Corporation .................       1,500         85,275
Burlington Resources, Inc. .....................       1,000         37,540
Chesapeake Energy Corporation* .................         400          2,644
EOG Resources, Inc. ............................       1,700         66,487
Frontier Oil Corporation .......................       6,900        114,816
Murphy Oil Corporation .........................       1,600        134,464
Newfield Exploration Company* ..................         300         10,653
Ocean Energy, Inc. .............................         200          3,840
Stone Energy Corporation* ......................         500         19,750
Tom Brown, Inc.* ...............................       3,000         81,030
Unocal Corporation .............................       1,700         61,319
                                                               ------------
                                                                    617,818


                                                       NUMBER      MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ---------   -----------
OIL & GAS REFINING & MARKETING - 0.3%
Ashland, Inc. ..................................         800   $     36,864
Sunoco, Inc. ...................................       1,200         44,808
Ultramar Diamond Shamrock Corporation ..........         100          4,948
Valero Energy Corporation ......................         400         15,248
Western Gas Resources, Inc. ....................         100          3,232
                                                               ------------
                                                                    105,100

PACKAGED FOODS - 2.0%
Campbell Soup Company ..........................       4,900        146,363
ConAgra Foods, Inc. ............................       3,600         85,572
Dole Food Company, Inc. ........................         200          5,366
Hershey Foods Corporation ......................       1,000         67,700
Interstate Bakeries ............................         100          2,418
Kraft Foods, Inc. ..............................       4,800        163,344
Sara Lee Corporation ...........................       4,554        101,235
Unilever N.V ...................................       1,900        109,459
Wm. Wrigley Jr. Company ........................       1,500         77,055
                                                               ------------
                                                                    758,512

PAPER PACKAGING - 0.1%
Bemis Company, Inc. ............................         100          4,918
Packaging Corporation of America* ..............         100          1,815
Smurfit-Stone Container Corporation* ...........         700         11,179
Temple-Inland, Inc.* ...........................         100          5,673
                                                               ------------
                                                                     23,585

PAPER PRODUCTS - 0.1%
Bowater, Inc. ..................................         200          9,540
Georgia-Pacific Group ..........................         600         16,566
Mead Corporation ...............................         500         15,445
                                                               ------------
                                                                     41,551

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc. ............................       2,100         97,650
Gillette Company ...............................       1,600         53,440
                                                               ------------
                                                                    151,090

PHARMACEUTICALS - 5.9%
Abbott Laboratories ............................       1,300         72,475
Allergan, Inc. .................................         900         67,545
American Home Products Corporation .............         900         55,224
Barr Laboratories, Inc.* .......................         200         15,872
Bristol-Myers Squibb Company ...................       2,300        117,300
CIMA Labs, Inc.* ...............................         400         14,460
Eli Lilly & Company ............................       3,600        282,744
Forest Laboratories, Inc.* .....................         400         32,780
ICN Pharmaceuticals, Inc.* .....................         200          6,700
IVAX Corporation* ..............................       2,150         43,301
Johnson & Johnson ..............................       6,586        389,233

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       79

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------   ------------
PHARMACEUTICALS (CONTINUED)
Merck & Company, Inc. ...........................        5,700   $    335,160
Mylan Laboratories, Inc. ........................        1,100         41,250
Pfizer, Inc. ....................................       14,825        590,776
Pharmacia Corporation ...........................          200          6,760
Schering-Plough Corporation .....................        2,900        103,849
SICOR, Inc.* ....................................        1,000         15,680
Taro Pharmaceutical Industries, Ltd.* ...........          700         27,965
                                                                 ------------
                                                                    2,219,074

PHOTOGRAPHIC PRODUCTS - 0.3%
Eastman Kodak Company ...........................        3,400        100,062

PRECIOUS METALS & MINERALS - 0.0%
Stillwater Mining Company* ......................          100          1,850

PROPERTY & CASUALTY INSURANCE - 2.3%
Allstate Corporation ............................        6,500        219,050
Cincinnati Financial Corporation ................          300         11,445
Fidelity National Financial, Inc. ...............        2,240         55,552
First American Corporation ......................          300          5,622
MBIA, Inc. ......................................        1,300         69,719
MGIC Investment Corporation .....................        1,500         92,580
Ohio Casualty Corporation .......................          100          1,605
PMI Group, Inc. .................................        1,000         67,010
Progressive Corporation .........................        1,200        179,160
Radian Group, Inc. ..............................        1,200         51,540
St. Paul Companies, Inc. ........................        1,800         79,146
XL Capital, Ltd. ................................          300         27,408
                                                                 ------------
                                                                      859,837

PUBLISHING & PRINTING - 0.5%
Dow Jones & Company, Inc. .......................          100          5,473
Gemstar-TV Guide International, Inc.* ...........        3,600         99,720
Knight-Ridder, Inc. .............................          200         12,986
New York Times Company ..........................        1,000         43,250
R.H. Donnelley Corporation* .....................          400         11,620
Reader's Digest Association, Inc. ...............          600         13,848
                                                                 ------------
                                                                      186,897

RAILROADS - 0.5%
Burlington Northern Santa Fe Corporation ........        2,600         74,178
CSX Corporation .................................          100          3,505
Gatx Corporation ................................          200          6,504
Union Pacific Corporation .......................        1,600         91,200
                                                                 ------------
                                                                      175,387


                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------    -----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Equity Office Properties Trust ..................        3,600   $    108,288
Equity Residential Properties Trust .............          800         22,968
Plum Creek Timber Company, Inc. .................        1,200         34,020
Simon Property Group, Inc. ......................          400         11,732
                                                                 ------------
                                                                      177,008


REINSURANCE - 0.0%
Reinsurance Group of America ....................          100          3,328
RenaissanceRe Holdings, Ltd. ....................          100          9,540
                                                                 ------------
                                                                       12,868

RESTAURANTS - 0.9%
Applebee's International, Inc. ..................          600         20,520
Brinker International, Inc.* ....................        2,150         63,984
CBRL Group, Inc. ................................          100          2,944
CEC Entertainment, Inc.* ........................          400         17,356
Cheesecake Factory, Inc.* .......................          100          3,477
Darden Restaurants, Inc. ........................        1,200         42,480
McDonald's Corporation ..........................        2,100         55,587
Ruby Tuesday, Inc. ..............................        1,600         33,008
Ryan's Family Steak House, Inc.* ................          200          4,330
Sonic Corporation* ..............................          100          3,600
Starbucks Corporation* ..........................        1,600         30,480
Tricon Global Restaurants, Inc.* ................          200          9,840
Wendy's International, Inc. .....................        1,300         37,921
                                                                 ------------
                                                                      325,527

SEMICONDUCTOR EQUIPMENT - 0.7%
Brooks Automation, Inc.* ........................          100          4,067
Cabot Microelectronics Corporation* .............        1,000         79,250
Cymer, Inc.* ....................................          100          2,673
FEI Company* ....................................          100          3,151
KLA-Tencor Corporation* .........................        3,100        153,636
Lam Research Corporation* .......................        1,500         34,830
                                                                 ------------
                                                                      277,607

SEMICONDUCTORS - 3.1%
Advanced Micro Devices, Inc.* ...................        3,800         60,268
Agere Systems, Inc.* ............................          900          5,121
Altera Corporation* .............................        1,400         29,708
Analog Devices, Inc.* ...........................        3,000        133,170
Cree, Inc.* .....................................          400         11,784
Elantec Semiconductor, Inc.* ....................          200          7,680
Fairchild Semiconductor Corporation* ............        1,100         31,020
Genesis Microchip, Inc.* ........................          600         39,672

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       80

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                       NUMBER      MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES      VALUE
-------------------------                            ---------   -----------
SEMICONDUCTORS (CONTINUED)
Integrated Circuit Systems, Inc.* ...............         700   $     15,813
Integrated Device Technology, Inc.* .............       1,600         42,544
Intel Corporation ...............................      12,400        389,980
International Rectifer Corporation* .............         500         17,440
Lattice Semiconductor Corporation* ..............         400          8,228
Linear Technology Corporation ...................       2,500         97,600
Maxim Integrated Products, Inc.* ................         400         21,004
Micrel, Inc.* ...................................         200          5,246
Microtune, Inc.* ................................       1,400         32,844
Oak Technology, Inc.* ...........................         100          1,375
Rambus, Inc.* ...................................       1,400         11,186
RF Micro Devices, Inc.* .........................         900         17,307
Semtech Corporation* ............................         900         32,121
Silicon Laboratories, Inc.* .....................         300         10,113
TriQuint Semiconductor, Inc.* ...................       1,800         22,068
Xilinx, Inc.* ...................................       2,900        113,245
                                                                ------------
                                                                   1,156,537

SOFT DRINKS - 0.9%
Coca-Cola Company ...............................       5,500        259,325
Pepsi Bottling Group, Inc. ......................         800         18,800
PepsiCo, Inc. ...................................       1,320         64,271
                                                                ------------
                                                                     342,396

SPECIALTY CHEMICALS - 0.1%
International Flavors & Fragrances, Inc. ........         700         20,797
RPM, Inc. .......................................         100          1,446
                                                                ------------
                                                                      22,243

SPECIALTY STORES - 0.9%
Autonation, Inc.* ...............................         900         11,097
AutoZone, Inc.* .................................       1,000         71,800
Bed Bath & Beyond, Inc.* ........................       2,900         98,310
Blockbuster, Inc. ...............................         500         12,600
Borders Group, Inc.* ............................         400          7,936
Circuit City Stores, Inc. - Carmax Group* .......         100          2,274
Copart, Inc.* ...................................         100          3,637
Foot Locker, Inc.* ..............................       2,300         35,995
Group 1 Automotive, Inc.* .......................         100          2,851
Hollywood Entertainment Corporation* ............         200          2,858
Michaels Stores, Inc.* ..........................         900         29,655
Office Depot, Inc.* .............................       1,700         31,518
Pep Boys- Manny Moe & Jack ......................         100          1,715
United Rentals, Inc.* ...........................         200          4,540
Williams Sanoma, Inc.* ..........................         200          8,580
                                                                ------------
                                                                     325,366


                                                       NUMBER       MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------   ------------
STEEL - 0.1%
Nucor Corporation ...............................         400   $     21,184
USX-U.S. Steel Group, Inc. ......................         400          7,244
                                                                ------------
                                                                      28,428

SYSTEMS SOFTWARE - 4.0%
Adobe Systems, Inc. .............................       2,400         74,520
DST System, Inc.* ...............................         400         19,940
Micromuse, Inc.* ................................       2,000         30,000
Microsoft Corporation* ..........................      15,500      1,027,185
Novell, Inc.* ...................................         900          4,131
Oracle Corporation* .............................      20,100        277,581
Sybase, Inc.* ...................................         200          3,152
VERITAS Software Corporation* ...................       1,300         58,266
                                                                ------------
                                                                   1,494,775

TELECOMMUNICATIONS EQUIPMENT - 0.3%
Andrew Corporation* .............................         100          2,189
Corvis Corporation* .............................       2,200          7,106
Scientific-Atlanta, Inc. ........................       2,000         47,880
Sonus Networks, Inc.* ...........................       3,900         18,018
Stratos Lightwave, Inc.* ........................         300          1,845
Tellium, Inc.* ..................................       2,400         14,952
UTStarcom, Inc.* ................................         200          5,700
                                                                ------------
                                                                      97,690

TOBACCO - 1.1%
Philip Morris Companies, Inc. ...................       6,400        293,440
R.J. Reynolds Tobacco Holdings, Inc. ............       1,900        106,970
UST, Inc. .......................................         400         14,000
                                                                ------------
                                                                     414,410

TRADING COMPANIES & DISTRIBUTORS - 0.0%
W. W. Grainger, Inc. ............................         200          9,600

TRUCKING - 0.0%
Ryder System, Inc. ..............................         100          2,215

UNIT INVESTMENT TRUST - 1.8%
iShares Russell 2000 Index Fund .................       5,500        531,685
iShares S&P SmallCap 600 Index Fund .............       1,300        149,500
                                                                ------------
                                                                     681,185


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       81

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES W (MAIN STREET GROWTH AND INCOME)
(CONTINUED)


                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER         MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES         VALUE
-------------------------                            ---------     ------------
WIRELESS TELECOMMUNICATION - 0.4%
AT&T Wireless Services, Inc.* ...................         2,622    $     37,678
Metro One Telecommunications, Inc.* .............           400          12,100
Price Communications Corporation* ...............           100           1,909
Sprint Corporation (PCS Group)* .................         3,100          75,671
Triton PCS Holdings, Inc.* ......................           200           5,870
                                                                   ------------
                                                                        133,228
                                                                   ------------
Total common stocks - 96.4% ...................................      36,244,704

FOREIGN STOCKS - 1.0%
CANADA
Baytex Energy Ltd.* .............................         6,200          16,973
Canadian 88 Energy Corporation* .................        16,500          18,605
Canadian Natural Resources, Ltd. ................         4,100          98,397
Compton Petroleum Corporation* ..................         8,000          21,048
Pancanadian Energy Corporation ..................           400          10,349
Paramount Resources, Ltd.* ......................         4,100          36,215
Penn West Petroleum, Ltd.* ......................           900          19,959
Rio Alto Exploration, Ltd.* .....................         1,800          21,086
Talisman Energy, Inc. ...........................         3,000         113,701
                                                                   ------------
                                                                        356,333

WARRANTS - 0.0%
Dime Bancorp ....................................         1,000             150

REPURCHASE AGREEMENT - 3.7%
State Street, 0.65%, 01-02-02
  (Collateralized by FNMA,
  4.75%, 03-15-03 with a
  value of $1,436,925) ..........................  $  1,405,745       1,405,745
                                                                   ------------
  Total investments - 101.1% ..................................      38,006,932
  Liabilities, less cash and other
  assets - (1.1%) .............................................        (427,765)
                                                                   ------------
  Total net assets - 100.0% ...................................    $ 37,579,167
                                                                   ============



       The identified cost of investments owned at December 31, 2001 was
                  $39,652,797 for federal income tax purposes.

* Non-income producing security

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       82

[CLOCK]
SERIES A (EQUITY SERIES)
February 15, 2002

[PHOTO]
Terry Milberger Senior
Portfolio Manager

[SECURITY FUNDS LOGO]

ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

For most equity investors and portfolio managers alike, 2001 was a difficult year. The Equity Series of SBL Fund returned -11.41% for the 12-month period, slightly outperforming the benchmark S&P 500 Index, which returned -11.88%.1

CONSUMER STAPLES AND FINANCIAL SECTORS WORST PERFORMERS

The consumer staples area was the worst performing sector in the Series, returning -17% for the year, compared to only -6% for the benchmark. Safeway, Inc. led the negative charge, losing 33% for the Series, mainly because of increased competition.

We were overweight in the financial sector, which hurt the Series. We felt that interest rates would go down and help the financial sector as a whole, which they did. However, our stock selection hurt some. Leading the negative performance was Northern Trust Corporation. Although Northern Trust lost 25% on the year for the Series, it has been an excellent long-term holding. Companies, like Northern, that rely on fee-based income suffered as assets under management dropped for the year.

SOME POSITIVES FOR THE YEAR

The Series was underweight the benchmark in information technology, which helped to cut some of the losses from that struggling sector. The Series returned -18% in technology, while the benchmark returned -26% over the same period. We had a large holding in Microsoft Corporation, which returned +53% for the Series over the year.

Good stock selection and an overweight position resulted in positive returns for the Series in the consumer discretionary sector. Motorcycle manufacturer Harley Davidson, Inc. gained nearly 40% for the year, while advertising company Omnicom Group gained 9%, as investors anticipate that the outlook for advertising will be better as the economy recovers.

POSITIVE OUTLOOK FOR 2002

2001 marked only the second time in 30 years that the S&P 500 Index experienced two consecutive years of negative returns. The current recession seemed to get worse as the year went on, with a climax at the time of the September 11 tragedy. We look for the exact opposite to occur next year, with the economy getting increasingly better as the year progresses. Inflation appears to be under control, and we look for positive economic gains this year and in 2003.

As the economy recovers, we look to move the portfolio into a more aggressive position, with greater emphasis on areas, such as technology and consumer discretionaries, that tend to benefit most from a recovery. We also look for financial companies that are more dependent on fee-based income to have good years. As we believe the U.S. economy will be the first to recover, we will place a special emphasis on domestic companies.

Sincerely,


Terry Milberger
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


--------------------------------------------------------------------------------
                                       83

[CLOCK]
SERIES A (EQUITY SERIES)
February 15, 2002



AVERAGE ANNUAL TOTAL RETURN AS OF
DECEMBER 31, 2001(1)

                    1 Year        5 Years        10 Years
Series A           (11.41%)        6.17%          10.90%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           SERIES A VS. S&P 500 INDEX

                                     [CHART]

SBL A INVESTMENT INFORMATION

 DATE       INVESTMENT    DIVIDEND      PRICE        # OF SHARES       BALANCE         price             value

SBL A

  12/31/91    10,000                   17.2600         579.3743        579.3743        17.2600         10000.0000       0.00%
   3/31/92                                                             579.3743        17.4700         10121.6686       1.22%
   6/30/92                                                             579.3743        17.2400          9988.4125      -1.32%
   9/17/92                 0.7750      16.7050          26.8791        606.2534
   9/30/92                                                             606.2534        16.5100         10009.2429       0.21%
  12/31/92                                                             606.2534        18.3300         11112.6240      11.02%
   3/31/93                                                             606.2534        19.2600         11676.4397       5.07%
   6/30/93                                                             606.2534        19.0500         11549.1265      -1.09%
   9/16/93                 0.9760      18.9040          31.3004        637.6538
   9/30/93                                                             637.5538        19.2200         12253.7637       6.10%
  12/31/93                                                             637.5538        19.8200         12636.3160       3.12%
   3/31/94                                                             637.5538        19.1400         12202.7794      -3.43%
   6/30/94                                                             637.5538        18.8200         11998.7622      -1.67%
   9/15/94                 3.5780      16.3920         139.1635        776.7172
   9/30/94                                                             776.7172        16.2100         12590.5865       4.93%
  12/31/94                                                             776.7172        16.0000         12427.4759      -1.30%
03/31/1995                                                             776.7172        17.4700         13589.2503       9.19%
06/30/1995                                                             776.7172        19.1300         14858.6009       9.50%
   9/11/95                 0.7980      16.6900          31.4789        808.1962
09/30/1995                                                             808.1962        19.8100         16010.3665       7.75%
12/31/1995                                                             808.1962        21.0300         16996.3658       6.16%
03/31/1996                                                             808.1962        22.5700         18240.9879       7.32%
06/30/1996                                                             808.1962        23.5500         19033.0202       4.34%
09/16/1996                 1.3950      22.7500          49.5575        857.7537
09/30/1996                                                             857.7537        23.0600         19779.8006       3.92%
12/31/1996                                                             857.7537        24.3100         20851.9927       5.42%
03/31/1997                                                             857.7537        24.3300         20869.1478       0.08%
06/30/1997                                                             857.7537        28.3900         24351.6279      16.69%
09/15/1997                 1.4540      28.5400          43.6992        901.4529        28.3900         25592.2469
09/16/1997                 0.3780      28.9000          11.7906        913.2435        28.3900         25926.9829
09/30/1997                                                             913.2435        28.8900         26383.6046       8.34%
12/31/1997                                                             913.2435        29.3900         26840.2264       1.73%
03/30/1998                   2.34        30.98          68.9797        982.2232
03/31/1998                                                             982.2232          31.26         30704.2958      14.40%
06/30/1998                                                             982.2232          32.26         31686.5189       3.20%
09/30/1998                                                             982.2232          28.47         27963.8932     -11.75%
12/31/1998                                                             982.2232          34.27         33660.7875      20.37%
02/25/1999                  1.331        32.69          39.9920       1022.2152
03/31/1999                                                            1022.2152           33.5         34244.2082       1.73%
06/30/1999                                                            1022.2152          35.22         36002.4183       5.13%
09/30/1999                                                            1022.2152          32.15         32864.2177      -8.72%
12/29/1999                  0.098        35.36           2.8331       1025.0482
12/31/1999                                                            1025.0482          35.51         36399.4627      10.76%
   3/31/00                                                            1025.0482          35.92         36819.7325       1.15%
   6/30/00                                                            1025.0482          34.92         35794.6843      -2.78%
   9/15/00                    2.8        32.21      89.10695592       1114.1552
   9/30/00                                                            1114.1552          31.34         34917.6236      -2.45%
  12/31/00                                                            1114.1552           28.5         31763.4229      -9.06%
02/28/2001                  3.063        23.71      143.9332493       1258.0884
03/31/2001                                                            1258.0884           22.1        27803.75447     -12.44%
06/30/2001                                                            1258.0884          23.61        29703.46801       6.83%
09/30/2001                                                            1258.0884          20.04        25212.09229     -15.12%
12/31/2001                                                            1258.0884          22.36        28130.85746      11.58%

S&P 500 - TEN YEARS

Period End   Invest   Charges     Value    Percent Change
12/31/1991  10,000          0     10,000               0
01/31/1992       0          0      9,814           -1.86
02/29/1992       0          0      9,941            1.29
03/31/1992       0          0      9,747           -1.94
04/30/1992       0          0     10,034            2.94
05/31/1992       0          0     10,083            0.49
06/30/1992       0          0      9,933           -1.49
07/31/1992       0          0     10,338            4.08
08/31/1992       0          0     10,127           -2.05
09/30/1992       0          0     10,246            1.17
10/31/1992       0          0     10,281            0.35
11/30/1992       0          0     10,631            3.41
12/31/1992       0          0     10,762            1.23
01/31/1993       0          0     10,852            0.84
02/28/1993       0          0     11,000            1.36
03/31/1993       0          0     11,232            2.11
04/30/1993       0          0     10,960           -2.42
05/31/1993       0          0     11,253            2.67
06/30/1993       0          0     11,286            0.29
07/31/1993       0          0     11,241            -0.4
08/31/1993       0          0     11,668            3.79
09/30/1993       0          0     11,578           -0.77
10/31/1993       0          0     11,818            2.07
11/30/1993       0          0     11,705           -0.95
12/31/1993       0          0     11,846            1.21
01/31/1994       0          0     12,249             3.4
02/28/1994       0          0     11,917           -2.71
03/31/1994       0          0     11,397           -4.36
04/30/1994       0          0     11,543            1.28
05/31/1994       0          0     11,733            1.64
06/30/1994       0          0     11,445           -2.45
07/31/1994       0          0     11,821            3.28
08/31/1994       0          0     12,306             4.1
09/30/1994       0          0     12,005           -2.45
10/31/1994       0          0     12,275            2.25
11/30/1994       0          0     11,828           -3.64
12/31/1994       0          0     12,003            1.48
01/31/1995       0          0     12,314            2.59
02/28/1995       0          0     12,794             3.9
03/31/1995       0          0     13,172            2.95
04/30/1995       0          0     13,560            2.95
05/31/1995       0          0     14,102               4
06/30/1995       0          0     14,429            2.32
07/31/1995       0          0     14,908            3.32
08/31/1995       0          0     14,945            0.25
09/30/1995       0          0     15,576            4.22
10/31/1995       0          0     15,520           -0.36
11/30/1995       0          0     16,201            4.39
12/31/1995       0          0     16,514            1.93
01/31/1996       0          0     17,076             3.4
02/29/1996       0          0     17,234            0.93
03/31/1996       0          0     17,400            0.96
04/30/1996       0          0     17,656            1.47
05/31/1996       0          0     18,112            2.58
06/30/1996       0          0     18,181            0.38
07/31/1996       0          0     17,377           -4.42
08/31/1996       0          0     17,744            2.11
09/30/1996       0          0     18,743            5.63
10/31/1996       0          0     19,259            2.76
11/30/1996       0          0     20,715            7.56
12/31/1996       0          0     20,305           -1.98
01/31/1997       0          0     21,574            6.25
02/28/1997       0          0     21,743            0.78
03/31/1997       0          0     20,849           -4.11
04/30/1997       0          0     22,094            5.97
05/31/1997       0          0     23,439            6.09
06/30/1997       0          0     24,489            4.48
07/31/1997       0          0     26,438            7.96
08/31/1997       0          0     24,957            -5.6
09/30/1997       0          0     26,324            5.48
10/31/1997       0          0     25,444           -3.34
11/30/1997       0          0     26,622            4.63
12/31/1997       0          0     27,079            1.72
01/31/1998       0          0     27,379            1.11
02/28/1998       0          0     29,353            7.21
03/31/1998       0          0     30,857            5.12
04/30/1998       0          0     31,167            1.01
05/31/1998       0          0     30,631           -1.72
06/30/1998       0          0     31,875            4.06
07/31/1998       0          0     31,536           -1.07
08/31/1998       0          0     26,976          -14.46
09/30/1998       0          0     28,705            6.41
10/31/1998       0          0     31,039            8.13
11/30/1998       0          0     32,921            6.06
12/31/1998       0          0     34,817            5.76
01/31/1999       0          0     36,283            4.21
02/28/1999       0          0     35,151           -3.12
03/31/1999       0          0     36,557               4
04/30/1999       0          0     37,972            3.87
05/31/1999       0          0     37,076           -2.36
06/30/1999       0          0     39,133            5.55
07/31/1999       0          0     37,912           -3.12
08/31/1999       0          0     37,722            -0.5
09/30/1999       0          0     36,688           -2.74
10/31/1999       0          0     39,010            6.33
11/30/1999       0          0     39,803            2.03
12/31/1999       0          0     42,147            5.89
01/31/2000       0          0     40,030           -5.02
02/29/2000       0          0     39,272           -1.89
03/31/2000       0          0     43,114            9.78
04/30/2000       0          0     41,817           -3.01
05/31/2000       0          0     40,959           -2.05
06/30/2000       0          0     41,968            2.47
07/31/2000       0          0     41,312           -1.56
08/31/2000       0          0     43,878            6.21
09/30/2000       0          0     41,562           -5.28
10/31/2000       0          0     41,386           -0.42
11/30/2000       0          0     38,123           -7.88
12/31/2000       0          0     38,310            0.49
01/31/2001       0          0     39,669            3.55
02/28/2001       0          0     36,052           -9.12
03/31/2001       0          0     33,768           -6.33
04/30/2001       0          0     36,392            7.77
05/31/2001       0          0     36,636            0.67
06/30/2001       0          0     35,744           -2.43
07/31/2001       0          0     35,392           -0.98
08/31/2001       0          0     33,177           -6.26
09/30/2001       0          0     30,498           -8.07
10/31/2001       0          0     31,079            1.91
11/30/2001       0          0     33,463            7.67
12/31/2001       0          0     33,757            0.88
Total       10,000          0

                             $10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series A (Growth Series) on December 31, 1991 and reflects the fees and expenses of Series A. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $28,131. By comparison, the same $10,000 investment would have grown to $33,757 based on the S&P 500 index's performance.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES A (EQUITY)

                                                       NUMBER        MARKET
COMMON STOCKS                                        OF SHARES       VALUE
-------------                                        ---------    -----------

ADVERTISING - 1.4%
Omnicom Group, Inc. .........................         125,000     $11,168,750

AEROSPACE & DEFENSE - 1.7%
General Dynamics
  Corporation ...............................          45,000       3,583,800
Honeywell International, Inc. ...............         100,000       3,382,000
United Technologies
  Corporation ...............................         100,000       6,463,000
                                                                  -----------
                                                                   13,428,800

ALUMINUM - 0.5%
Alcoa, Inc. .................................         110,000       3,910,500

APPAREL RETAIL - 0.2%
Abercrombie & Fitch Company* ................          50,000       1,326,500

AUTOMOBILE MANUFACTURERS - 0.3%
General Motors Corporation ..................          50,000       2,430,000

BANKS - 5.8%
Bank of America Corporation .................         105,000       6,609,750
Bank of New York
  Company, Inc. .............................         195,000       7,956,000
Fifth Third Bancorp .........................          60,000       3,694,800
FleetBoston Financial
Corporation .................................         140,000       5,110,000
Mellon Financial Corporation ................         100,000       3,762,000
Northern Trust Corporation ..................         100,000       6,022,000
Washington Mutual, Inc. .....................         105,000       3,433,500
Wells Fargo & Company .......................         200,000       8,690,000
                                                                  -----------
                                                                   45,278,050

BIOTECHNOLOGY - 0.5%
Amgen, Inc.* ................................          75,000       4,233,000

BREWERS - 0.4%
Anheuser-Busch
  Companies, Inc. ...........................          70,000       3,164,700

BROADCASTING & CABLE TV - 2.5%
Charter
  Communications, Inc.* .....................         200,000       3,286,000
Clear Channel
  Communications, Inc.* .....................         135,000       6,872,850
Comcast Corporation* ........................          60,000       2,160,000
Liberty Media Corporation* ..................         230,000       3,220,000
Univision Communications, Inc.* .............         100,000       4,046,000
                                                                  -----------
                                                                   19,584,850

COMPUTER HARDWARE - 3.6%
Compaq Computer Corporation .................         144,000       1,405,440
Dell Computer Corporation* ..................         225,000       6,115,500
International Business
  Machines Corporation ......................         140,000      16,934,400
Sun Microsystems, Inc.* .....................         300,000       3,702,000
                                                                  -----------
                                                                   28,157,340

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                            OF SHARES       VALUE
-------------------------                            ---------    -----------
COMPUTER STORAGE &
  PERIPHERALS - 0.6%
Lexmark International, Inc.* ................          60,000     $ 3,540,000
Network Appliance, Inc.* ....................          40,000         874,800
                                                                  -----------
                                                                    4,414,800

CONSUMER FINANCE - 1.0%
Capital One Financial
  Corporation ...............................          70,000       3,776,500
MBNA Corporation ............................         120,000       4,224,000
                                                                  -----------
                                                                    8,000,500

DATA PROCESSING SERVICES - 0.9%
Automatic Data Processing, Inc. .............         100,000       5,890,000
First Data Corporation ......................          20,000       1,569,000
                                                                  -----------
                                                                    7,459,000

DEPARTMENT STORES - 0.2%
Kohl's Corporation* .........................          20,000       1,408,800

DIVERSIFIED FINANCIAL SERVICES - 8.1%
American Express Company ....................         150,000       5,353,500
Citigroup, Inc. .............................         450,000      22,716,000
Fannie Mae ..................................         180,000      14,310,000
Freddie Mac .................................          50,000       3,270,000
J.P. Morgan Chase & Company .................         180,000       6,543,000
Merrill Lynch & Company, Inc. ...............          95,000       4,951,400
Morgan Stanley Dean
  Witter & Company ..........................         120,000       6,712,800
                                                                  -----------
                                                                   63,856,700

DRUG RETAIL - 1.2%
CVS Corporation .............................          60,000       1,776,000
Walgreen Company ............................         240,000       8,078,400
                                                                  -----------
                                                                    9,854,400

ELECTRICAL COMPONENTS &
  EQUIPMENT - 0.4%
Molex, Inc. .................................         100,000       3,095,000

ELECTRICAL EQUIPMENT &
  INSTRUMENTS - 0.2%
Flextronics International, Ltd.* ............          50,000       1,199,500

FOOD RETAIL - 0.8%
Safeway, Inc.* ..............................         150,000       6,262,500

GAS UTILITIES - 0.5%
El Paso Corporation .........................          86,100       3,840,921

GENERAL MERCHANDISE STORES - 3.6%
Family Dollar Stores, Inc. ..................          55,000       1,648,900
Target Corporation ..........................         160,000       6,568,000
Wal-Mart Stores, Inc. .......................         350,000      20,142,500
                                                                  -----------
                                                                   28,359,400

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES A (EQUITY) (CONTINUED)



                                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES         VALUE
-------------------------                             ---------       --------
HEALTH CARE DISTRIBUTORS &
  SERVICES - 0.9%
Cardinal Health, Inc. ........................          112,500     $  7,274,250

HEALTH CARE EQUIPMENT - 2.5%
Baxter International, Inc. ...................          100,000        5,363,000
Guidant Corporation* .........................           30,000        1,494,000
Medtronic, Inc. ..............................          250,000       12,802,500
                                                                    ------------
                                                                      19,659,500

HEALTH CARE FACILITIES - 0.4%
HCA, Inc. ....................................           50,000        1,927,000
Tenet Healthcare Corporation* ................           25,000        1,468,000
                                                                    ------------
                                                                       3,395,000

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc. .............................          225,000       11,477,250
Lowe's Companies, Inc. .......................           30,000        1,392,300
                                                                    ------------
                                                                      12,869,550

HOUSEHOLD PRODUCTS - 1.4%
Colgate-Palmolive Company ....................           65,000        3,753,750
Kimberly-Clark Corporation ...................           55,000        3,289,000
Procter & Gamble Company .....................           50,000        3,956,500
                                                                    ------------
                                                                      10,999,250

INDUSTRIAL CONGLOMERATES - 7.9%
General Electric Company .....................        1,080,000       43,286,400
Minnesota Mining &
  Manufacturing Company ......................           40,000        4,728,400
Tyco International, Ltd. .....................          250,000       14,725,000
                                                                    ------------
                                                                      62,739,800

INDUSTRIAL MACHINERY - 0.3%
Illinois Tool Works, Inc. ....................           40,000        2,708,800

INSURANCE BROKERS - 0.5%
Marsh & McLennan
  Companies, Inc. ............................           40,000        4,298,000

INTEGRATED OIL & GAS - 5.3%
ChevronTexaco Corporation ....................           75,000        6,720,750
Exxon Mobil Corporation ......................          560,000       22,008,000
Royal Dutch Petroleum
  Company ....................................          200,000        9,804,000
USX-Marathon Group ...........................          120,000        3,600,000
                                                                    ------------
                                                                      42,132,750

INTEGRATED TELECOMMUNICATION
SERVICES - 3.1%
BellSouth Corporation ........................          150,000        5,722,500
Qwest Communications
  International, Inc.* .......................           50,000          706,500
SBC Communications, Inc. .....................          260,000       10,184,200
Verizon Communications, Inc. .................          120,000        5,695,200
Worldcom, Inc. - Worldcom
  Group* .....................................          150,000        2,112,000
                                                                    ------------
                                                                      24,420,400

                                                        NUMBER         MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES         VALUE
-------------------------                             ---------       --------
IT CONSULTING & SERVICES - 0.7%
Computer Sciences
Corporation* .................................           75,000     $  3,673,500
Electronic Data Systems
Corporation ..................................           30,000        2,056,500
                                                                    ------------
                                                                       5,730,000

LIFE & HEALTH INSURANCE - 0.7%
AFLAC, Inc. ..................................          100,000        2,456,000
Metlife, Inc. ................................          100,000        3,168,000
                                                                    ------------
                                                                       5,624,000

MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc. ........................          110,000        5,974,100

MOVIES & ENTERTAINMENT - 2.4%
AOL Time Warner, Inc.* .......................          380,000       12,198,000
Viacom, Inc. (Cl.B)* .........................          150,000        6,622,500
                                                                    ------------
                                                                      18,820,500

MULTI-LINE INSURANCE - 3.7%
American International
Group, Inc. ..................................          270,000       21,438,000
Hartford Financial Services
  Group, Inc. ................................          130,000        8,167,900
                                                                    ------------
                                                                      29,605,900

NETWORKING EQUIPMENT - 1.6%
Cisco Systems, Inc.* .........................          690,000       12,495,900

OIL & GAS DRILLING - 0.4%
GlobalSantaFe Corporation ....................          100,000        2,852,000

OIL & GAS EQUIPMENT &
  SERVICES - 0.2%
BJ Services Company* .........................           40,000        1,298,000

OIL & GAS EXPLORATION &
  PRODUCTION - 0.2%
Talisman Energy, Inc.* .......................           45,000        1,703,250

PHARMACEUTICALS - 10.6%
Allergan, Inc. ...............................           40,000        3,002,000
American Home Products
  Corporation ................................          170,000       10,431,200
Biovail Corporation* .........................           70,000        3,937,500
Bristol-Myers Squibb Company .................          195,000        9,945,000
Eli Lily & Company ...........................           60,000        4,712,400
Johnson & Johnson ............................          200,000       11,820,000
Merck & Company, Inc. ........................          150,000        8,820,000
Pfizer, Inc. .................................          450,000       17,932,500
Pharmacia Corporation ........................          120,000        5,118,000
Schering-Plough Corporation ..................          220,000        7,878,200
                                                                    ------------
                                                                      83,596,800

PROPERTY & CASUALTY INSURANCE - 0.4%
Chubb Corporation ............................           45,000        3,105,000


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       86

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES A (EQUITY) (CONTINUED)

                                                        NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
-------------------------                             ---------    -----------
PUBLISHING & PRINTING - 0.9%
Gannet Company, Inc. ..............................     80,000     $  5,378,400
Tribune Company ...................................     50,000        1,871,500
                                                                   ------------
                                                                      7,249,900

SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.* ..........................    100,000        4,010,000

SEMICONDUCTORS - 3.9%
Intel Corporation .................................    700,000       22,015,000
Micron Technology, Inc.* ..........................    100,000        3,100,000
Texas Instruments, Inc. ...........................    150,000        4,200,000
Xilinx, Inc.* .....................................     50,000        1,952,500
                                                                   ------------
                                                                     31,267,500

SOFT DRINKS - 1.3%
Coca-Cola Company .................................    100,000        4,715,000
PepsiCo, Inc. .....................................    120,000        5,842,800
                                                                   ------------
                                                                     10,557,800

SPECIALTY CHEMICALS - 0.7%
Ecolab, Inc. ......................................    145,000        5,836,250

SPECIALTY STORES - 0.2%
Toys `R' Us, Inc.* ................................     70,000        1,451,800


SYSTEMS SOFTWARE - 5.7%
BEA Systems, Inc.* ................................    100,000        1,541,000
DST Systems, Inc.* ................................     70,000        3,489,500
Microsoft Corporation* ............................    500,000       33,135,000
Oracle Corporation* ...............................    480,000        6,628,800
                                                                   ------------
                                                                     44,794,300

TELECOMMUNICATIONS
EQUIPMENT - 0.3%
Comverse Technology, Inc.* ........................     50,000        1,118,500
Corning, Inc. .....................................    100,000          892,000
                                                                   ------------
                                                                      2,010,500

UNIT INVESTMENT TRUST - 3.1%
SPDR Trust, Series 1 ..............................     80,000        9,145,600
Midcap SPDR Trust, Series 1 .......................    165,000       15,295,500
                                                                   ------------
                                                                     24,441,100

WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
Sprint Corporation (PCS Group)* ...................    100,000        2,441,000
                                                                   ------------
Total common stocks - 96.9% .......................                 765,796,911

                                                      PRINCIPAL      MARKET
U.S. GOVERNMENT & AGENCIES                             AMOUNT         VALUE
--------------------------                            ---------    -----------
Federal Farm Credit Bank,
  1.66%, 01-15-02 ................................. $4,200,000     $  4,197,289
Federal Home Loan Bank,
  1.88%, 01-11-02 .................................  4,700,000        4,697,846
Federal Home Loan
  Mortgage Association,
  1.66%, 01-08-02 .................................  2,300,000        2,299,249
  1.80%, 01-09-02 .................................  2,400,000        2,399,040
  1.75%, 01-22-02 .................................  2,500,000        2,497,448
  1.71%, 01-25-02 .................................  2,700,000        2,696,922
                                                                   ------------
                                                                      9,892,659
Federal National Mortgage
  Association, 1.73%, 01-18-02 ....................  4,800,000        4,796,079
                                                                   ------------
  Total U.S. government &
    agencies - 3.0% ...............................                  23,583,872

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank,
  1.25%, 01-02-02
  (Collateralized by FNMA,
  01-22-02, with a value of
  $1,057,861) .....................................  1,037,000        1,037,000
                                                                   ------------
  Total investments - 100.0% ......................                 790,417,783
  Cash and other assets, less liabilities - 0.0% ..                     184,688
                                                                   ------------
  Total net assets - 100.0% .......................                $790,602,471
                                                                   ============


The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

*Non-income producing security


--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES D (GLOBAL SERIES)
February 15, 2002

[PHOTO]
William L. Wilby
Portfolio Manager

[SECURITY FUNDS LOGO]

SUBADVISOR,
OPPENHEIMERFUNDS, INC.

TO OUR CONTRACTHOLDERS:

In an environment that proved more challenging than any we have seen, we continued our ongoing focus on what we believe are the best companies around the world, regardless of their industry, size or location. Cumulative pressures worked against us during the reporting period, exacerbated by the horrific events of September 11, as the Global Series of SBL Fund produced negative results for the one-year period ended December 31, 2001. The Series returned -12.25% for the year, slightly better than the benchmark MSCI World index, which returned -16.82% over the same period.(1)

ECONOMIC ROLLER COASTER MARKS 2001

Over the course of the fiscal year, the United States experienced severe economic contraction, characterized by cutbacks in business investment, declining corporate profits and rising unemployment. However, at the beginning of 2001, many analysts believed that projected growth overseas would compensate for the slowdown. When this failed to happen, in part because of weaker foreign currencies, investment flows particularly to the core European economies fell dramatically. For the most part, investors continued to favor U.S. markets, which benefited from a strong dollar.

Toward fall 2001, however, this relationship began to change. With U.S. economic growth retreating, European currencies rallied against the dollar. Moreover, because inflationary pressures remained in check, European central banks followed the lead of the U.S. Federal Reserve by lowering short-term interest rates. In the aftermath of the terrorist attacks, central banks in the United States, Europe and Japan responded with additional rate cuts in an attempt to stimulate economic growth and bolster global equity markets. While the closing and subsequent reopening of U.S. stock markets resulted in a torrent of pent-up selling, European markets fared better relative to the U.S.

On the other hand, Japan remained mired in economic malaise, despite hopes that a newly elected government would implement much-needed financial reforms. The rest of Asia, most notably Taiwan, Korea and Singapore, came under pressure as their technology-centered economies struggled with declining U.S. demand. Meanwhile, the slowdown in the U.S. led to concerns of looming economic crisis in Latin America, particularly in Brazil and Argentina.

STICKING TO OUR STRATEGY

As always, we remain focused on finding good companies in good businesses at good prices. Because we view the world as one stock market, we have flexibility in uncovering prospective holdings that meet these criteria. Of course, given current economic and market conditions, we have become increasingly selective. Nonetheless, with current valuations lower than they have been in 3 years, we believe there are always opportunities to buy good companies. During the period, our strategy was to combine more aggressive technology and healthcare stocks with defensive stocks, such as consumer product companies, which helped the Series outperform the benchmark in 2001.

Also, while close attention must be paid to the risks posed by individual companies, investing in foreign securities also entails additional risks, such as foreign currency fluctuations and higher expenses.

Although a lower interest environment may stimulate global economic growth, technology spending and corporate earnings in the months ahead, the prospect of diminished consumer activity may lead to continued volatility. Therefore, we remain committed to our stock-by-stock approach, relying on the individual strengths of our highly experienced, highly collaborative management team.

Sincerely,

William L. Wilby
Portfolio Manager Oppenheimer
Funds, Inc.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

--------------------------------------------------------------------------------
                                       88

SERIES D (GLOBAL SERIES)
February 15, 2002

AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 2001(1)

                        1 Year          5 Years         10 Years
Series D               (12.25%)          12.28%          11.84%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past perform- ance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                     [CHART]


                          SBL D INVESTMENT INFORMATION

           DATE     INVESTMENT   DIVIDEND   PRICE    # OF SHARES    BALANCE      PRICE     VALUE
SBL D              SINCE INCEPTION

        12/31/1991    10,000                 3.9100    2667.6448    2557.5448     3.9100   10000.0000     #REF!
        03/31/1992                                                  2557.5448     3.8100    9744.2455    -2.56%
        06/30/1992                                                  2557.5448     3.8700    9897.6982     1.57%
        09/17/1992                 0.048     3.5920      34.1765    2591.7213
        09/30/1992                                                  2591.7213     3.6400    9433.8655    -4.69%
        12/31/1992                                                  2591.7213     3.7600    9744.8721     3.30%
        03/31/1993                                                  2591.7213     4.1600   10781.5606    10.64%
        06/30/1993                                                  2591.7213     4.3700   11325.8221     5.05%
        09/16/1993                 0.006     4.6940       3.3128    2595.0341
        09/30/1993                                                  2595.0341     4.6700   12118.8093     7.00%
        12/31/1993                                                  2595.0341     4.9400   12819.4885     5.78%
        03/31/1994                                                  2595.0341     4.9800   12923.2699     0.81%
        06/30/1994                                                  2595.0341     5.0700   13156.8229     1.81%
        09/15/1994                 0.005     5.3250       2.4367    2597.4708
        09/30/1994                                                  2597.4708     5.2500   13636.7215     3.65%
        12/31/1994                                                  2597.4708     5.0700   13169.1768    -3.43%
        03/31/1995                                                  2597.4708     5.0200   13039.3032    -0.99%
        06/30/1995                                                  2597.4708     5.1600   13402.9491     2.79%
        09/12/1995                0.0589     6.3900      28.3842    2625.8550
        09/30/1995                                                  2625.8550     5.3800   14127.0999     5.40%
        12/31/1995                                                  2625.8550     5.5600   14699.7538     3.35%
        03/31/1996                                                  2625.8550     6.9300   15571.3201     6.85%
        06/30/1996                                                  2625.8550     6.2600   15437.8523     5.56%
        09/16/1996                 0.379     5.9500     167.2603    2793.1153
        09/30/1996                                                  2793.1153     5.9700   16674.8988     1.44%
        12/31/1996                                                  2793.1153     6.1400   17149.7282     2.86%
        03/31/1997                                                  2793.1153     6.3000   17596.6267     2.61%
        06/30/1997                                                  2793.1153     6.9200   18328.3582     9.84%
        09/16/1997                  0.42     6.5100     180.2010    2973.3163
        09/30/1997                                                  2973.3163     6.7300   20010.4189     3.63%
        12/31/1997                                                  2973.3163     6.1400   18256.1623    -6.77%
        03/30/1998                 0.605     6.4400     279.3255    3252.6419
        03/31/1998                                                  3252.6419       6.46   20979.6400    14.92%
        06/30/1998                                                  3252.6419       6.37   20719.3286    -1.24%
        09/30/1998                                                  3252.6419        5.7   18540.0586   -10.52%
        12/31/1998                                                  3252.6419       6.74   21922.8061    18.25%
        02/25/1999                 0.544       6.12     289.1237    3641.7656
        03/31/1999                                                  3641.7656       6.33   22419.3761     2.27%
        06/30/1999                                                  3641.7656        6.9   24438.1825     9.00%
        09/30/1999                                                  3641.7656       7.05   24969.4473     2.17%
        12/29/1999                 0.428          9     168.4306    3710.1962
        12/31/1999                                                  3710.1962       9.08   33688.6816    34.92%
        03/31/2000                                                  3710.1962      10.31   38252.1229
        06/30/2000                                                  3710.1962       9.97   36990.8562     9.80%
        09/16/2000                  0.96       8.95  397.9861797    4108.1614
        09/30/2000                                                  4108.1614       8.82   36233.9634    -2.05%
        12/31/2000                                                  4108.1614       8.49   34878.2902    -3.74%
        02/28/2001                  1.21        6.7  741.9216832    4850.0831
        03/31/2001                                                  4850.0831       6.11   29634.0076   -15.04%
        06/30/2001                                                  4850.0831       6.56   31913.5466     7.69%
        09/30/2001                                                  4850.0831       6.38   26093.4469   -18.24%
        12/31/2001                                                  4850.0831       6.31   30604.0242    17.29%


MSCA WORLD - TEN YEARS

Period End    Invest     Charges     Value      Percent Change
12/31/1991     10,000            0     10,000            0
 1/31/1992          0            0      9,817        -1.83
 2/29/1992          0            0      9,649        -1.71
 3/31/1992          0            0      9,196        -4.69
 4/30/1992          0            0      9,326         1.41
 5/31/1992          0            0      9,698            4
 6/30/1992          0            0      9,375        -3.33
 7/31/1992          0            0      9,401         0.27
 8/31/1992          0            0      9,631         2.45
 9/30/1992          0            0      9,545         -0.9
10/31/1992          0            0      9,288        -2.69
11/30/1992          0            0      9,458         1.81
12/31/1992          0            0      9,534        -0.83
 1/31/1993          0            0      9,568         0.35
 2/28/1993          0            0      9,796         2.39
 3/31/1993          0            0     10,366         5.82
 4/30/1993          0            0     10,848         4.65
 5/31/1993          0            0     11,100         2.32
 6/30/1993          0            0     11,009        -0.82
 7/31/1993          0            0     11,237         2.08
 8/31/1993          0            0     11,754          4.6
 9/30/1993          0            0     11,539        -1.83
10/31/1993          0            0     11,859         2.77
11/30/1993          0            0     11,190        -5.64
12/31/1993          0            0     11,739         4.91
 1/31/1994          0            0     12,515         6.61
 2/28/1994          0            0     12,355        -1.28
 3/31/1994          0            0     11,825        -4.29
 4/30/1994          0            0     12,192         3.11
 5/31/1994          0            0     12,226         0.27
 6/30/1994          0            0     12,194        -0.26
 7/31/1994          0            0     12,428         1.92
 8/31/1994          0            0     12,805         3.03
 9/30/1994          0            0     12,470        -2.61
10/31/1994          0            0     12,827         2.86
11/30/1994          0            0     12,470        -4.32
12/31/1994          0            0     12,394         0.99
 1/31/1995          0            0     12,211        -1.48
 2/28/1995          0            0     12,391         1.48
 3/31/1995          0            0     12,991         4.84
 4/30/1995          0            0     13,446          3.5
 5/31/1995          0            0     13,564         0.87
 6/30/1995          0            0     13,562        -0.01
 7/31/1995          0            0     14,243         5.02
 8/31/1995          0            0     13,929        -2.21
 9/30/1995          0            0     14,337         2.93
10/31/1995          0            0     14,114        -1.56
11/30/1995          0            0     14,607         3.49
12/31/1995          0            0     15,036         2.94
 1/31/1996          0            0     15,311         1.83
 2/28/1996          0            0     15,407         0.63
 3/31/1996          0            0     15,666         1.68
 4/30/1996          0            0     16,038         2.37
 5/31/1996          0            0     16,054          0.1
 6/30/1996          0            0     16,138         0.52
 7/31/1996          0            0     15,571        -3.52
 8/31/1996          0            0     15,753         1.17
 9/30/1996          0            0     16,373         3.93
10/31/1996          0            0     16,490         0.72
11/30/1996          0            0     17,417         5.62
12/31/1996          0            0     17,141        -1.58
 1/31/1997          0            0     17,350         1.22
 2/28/1997          0            0     17,553         1.17
 3/31/1997          0            0     17,209        -1.96
 4/30/1997          0            0     17,774         3.29
 5/31/1997          0            0     18,875         6.19
 6/30/1997          0            0     19,819            5
 7/31/1997          0            0     20,735         4.62
 8/31/1997          0            0     19,351        -6.67
 9/30/1997          0            0     20,405         5.45
10/31/1997          0            0     19,334        -5.25
11/30/1997          0            0     19,679         1.79
12/31/1997          0            0     19,922         1.23
 1/31/1998          0            0     20,481          2.8
 2/28/1998          0            0     21,869         6.78
 3/31/1998          0            0     22,796         4.24
 4/30/1998          0            0     23,022         0.99
 5/31/1998          0            0     22,737        -1.24
 6/30/1998          0            0     23,280         2.39
 7/31/1998          0            0     23,246        -0.15
 8/31/1998          0            0     20,150       -13.32
 9/30/1998          0            0     20,509         1.79
10/31/1998          0            0     22,367         9.06
11/30/1998          0            0     23,701         5.96
12/31/1998          0            0     24,862          4.9
 1/31/1999          0            0     25,410          2.2
 2/28/1999          0            0     24,738        -2.65
 3/31/1999          0            0     25,771         4.18
 4/30/1999          0            0     26,791         3.96
 5/31/1999          0            0     25,815        -3.64
 6/30/1999          0            0     27,023         4.68
 7/31/1999          0            0     26,946        -0.29
 8/31/1999          0            0     26,902        -0.16
 9/30/1999          0            0     26,645        -0.96
10/31/1999          0            0     28,033         5.21
11/30/1999          0            0     28,825         2.83
12/31/1999          0            0     31,162         8.11
 1/31/2000          0            0     29,381        -5.72
 2/28/2000          0            0     29,464         0.28
 3/31/2000          0            0     31,504         6.92
 4/30/2000          0            0     30,176        -4.22
 5/31/2000          0            0     29,416        -2.52
 6/30/2000          0            0     30,410         3.38
 7/31/2000          0            0     29,558         -2.8
 8/31/2000          0            0     30,523         3.27
 9/30/2000          0            0     28,904        -5.31
10/31/2000          0            0     28,423        -1.66
11/30/2000          0            0     26,701        -6.06
12/31/2000          0            0     27,137         1.63
 1/31/2001          0            0     27,664         1.94
 2/28/2001          0            0     25,329        -8.44
 3/31/2001          0            0     23,670        -6.55
 4/30/2001          0            0     25,426         7.42
 5/31/2001          0            0     25,110        -1.24
 6/30/2001          0            0     24,327        -3.12
 7/31/2001          0            0     24,006        -1.32
 8/31/2001          0            0     22,859        -4.78
 9/30/2001          0            0     20,847         -8.8
10/31/2001          0            0     21,249         1.93
11/30/2001          0            0     22,509         5.93
12/31/2001          0            0     22,649         0.62
Total          10,000            0

                             $10,000 Over Ten Years

The chart above assumes a hypothetical $10,000 investment in Series D (Global Series) on December 31, 1991 and reflects the fees and expenses of Series D. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $30,604. By comparison, the same $10,000 investment would have grown to $22,649 based on the MSCI World Index's performance.


--------------------------------------------------------------------------------
                                       89

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES D (GLOBAL)

                                                             NUMBER          MARKET
COMMON STOCKS                                              OF SHARES         VALUE
-------------                                              ---------        -------

AUSTRALIA - 1.6%
Australia & New Zealand
  Banking Group, Ltd. ............................          754,500     $  6,878,344

BERMUDA - 1.2%
Ace, Ltd. ........................................          114,600        4,601,190
Global Crossing, Ltd.* ...........................          589,100          494,844
                                                                        ------------
                                                                           5,096,034

BRAZIL - 1.8%
Companhia De Bebidas das
  Americas .......................................          125,500        2,546,395
Embraer - Empresa Brasileira
  de AeronauticaS.A.ADR ..........................          178,800        3,956,844
Tele Norte Leste
  Participacoes S.A ..............................           19,751              261
Telesp Celular Participacoes
  S.A. ADR .......................................          133,400        1,235,284
                                                                        ------------
                                                                           7,738,784

CANADA - 3.2%
Alberta Energy
  Corporation, Ltd. ..............................           57,800        2,178,679
Bombardier, Inc. (Cl. B) .........................          491,600        5,081,376
Husky Energy, Inc. ...............................          385,976        3,982,350
Manulife Financial Corporation ...................           94,000        2,449,665
                                                                        ------------
                                                                          13,692,070

FINLAND - 0.7%
Nokia Oyj ADR ....................................          116,600        2,860,198

FRANCE - 6.0%
Axa ..............................................           91,924        1,920,999
Business Objects S.A. ADR* .......................           24,800          838,240
Essilor International S.A. .......................           46,000        1,390,538
Sanofi-Synthelabo S.A ............................          168,600       12,580,177
Societe BIC S.A ..................................          131,400        4,488,065
Thomson Multimedia* ..............................           70,400        2,162,603
Valeo S.A ........................................           59,200        2,361,483
                                                                        ------------
                                                                          25,742,105

GERMANY - 3.5%
Fresenius AG .....................................           92,336        7,506,318
SAP AG ...........................................           16,608        2,163,450
Wella AG .........................................          107,920        5,448,415
                                                                        ------------
                                                                          15,118,183

HONG KONG - 1.4%
Hong Kong & China Gas
  Company, Ltd. ..................................          768,000          940,561
Television Broadcasts, Ltd. ......................        1,123,904        4,871,562
                                                                        ------------
                                                                           5,812,123

INDIA - 0.5%
Icici, Ltd. ADR ..................................          381,700        2,282,566

IRELAND - 1.2%
Elan Corporation plc ADR* ........................          111,130        5,007,518

                                                             NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES         VALUE
-------------------------                                  ---------        -------
JAPAN - 6.4%
Credit Saison Company, Ltd. ......................          182,700     $  3,554,746
Eisai Company, Ltd. ..............................          105,800        2,631,680
Hirose Electric Company, Ltd. ....................           23,650        1,611,434
KDDI Corporation .................................            1,015        1,897,413
Keyence Corporation ..............................            7,100        1,180,444
Konami Corporation ...............................           31,000          920,113
Kyocera Corporation ..............................           28,400        1,852,739
Nintendo Company, Ltd. ...........................           48,448        8,483,760
Sharp Corporation ................................           35,000          409,393
Sony Corporation .................................           70,000        3,199,298
Toshiba Corporation ..............................          464,000        1,593,164
Trend Micro, Inc.* ...............................           16,500          390,279
                                                                        ------------
                                                                          27,724,463

KOREA, - 0.3%
SK Telecom Company, Ltd. .........................            6,050        1,234,412

MEXICO - 2.0%
Fomento Economico
  Mexicano, S.A. de C.V ..........................          642,000        2,198,702
Grupo Modelo S.A. de C.V .........................          863,200        1,934,750
Grupo Televisa S.A. ADR* .........................          101,250        4,371,975
                                                                        ------------
                                                                           8,505,427

NETHERLANDS - 2.8%
QIAGEN N.V.* .....................................           42,947          803,040
Royal Dutch Petroleum
  Company ........................................           90,500        4,436,310
STMicroelectronics N.V ...........................           36,300        1,149,621
United Pan-Europe
  Communications N.V.* ...........................          570,500          264,146
Wolters Kluwer N.V ...............................          234,155        5,337,385
                                                                        ------------
                                                                          11,990,502

SINGAPORE - 1.2%
Singapore Press Holdings, Ltd. ...................          440,800        5,204,137

SPAIN - 0.2%
Amadeus Global Travel
  Distribution S.A ...............................          182,900        1,055,295

SWITZERLAND - 1.1%
Kudelski S.A.* ...................................           37,000        2,161,658
Novartis AG ......................................           72,800        2,630,850
                                                                        ------------
                                                                           4,792,508

UNITED KINGDOM - 17.6%
AstraZeneca plc ..................................           52,400        2,366,440
Boots Company plc ................................          510,400        4,353,020
BP plc ADR .......................................          107,300        4,990,523
Cable & Wireless plc .............................          286,100        1,373,046
Cadbury Schweppes plc ............................        1,308,976        8,368,080
Diageo plc .......................................          187,400        2,141,024
Hanson plc .......................................          643,700        4,405,495
Hilton Group plc .................................          858,100        2,635,134


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       90

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES D (GLOBAL) (CONTINUED)

                                                             NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES         VALUE
-------------------------                                  ---------        -------
UNITED KINGDOM (CONTINUED)
Nycomed Amersham plc .............................          129,300     $  1,240,128
Oxford GlycoSciences plc .........................          104,015          972,639
P & O Princess Cruises plc .......................          609,900        3,541,717
Pearson plc ......................................          155,500        1,782,228
Reckitt Benckiser plc ............................          996,881       14,610,166
Reed International plc ...........................          572,500        4,716,006
Rentokil Initial plc .............................        1,636,500        6,526,028
Royal Bank of Scotland
Group plc ........................................          224,618        5,465,919
Six Continents plc ...............................          441,600        4,338,256
Smith & Nephew plc ...............................          185,100        1,117,987
Telewest Communications plc ......................        1,269,300        1,131,495
                                                                        ------------
                                                                          76,075,331

UNITED STATES - 42.5%
Affymetrix, Inc. .................................           56,800        2,144,200
Altera Corporation* ..............................           47,300        1,003,706
American Express Company .........................          119,150        4,252,463
American Home Products
  Corporation ....................................          100,300        6,154,408
Amgen, Inc.* .....................................          122,200        6,896,968
AOL Time Warner, Inc.* ...........................          149,600        4,802,160
Applera Corporation - Applied
Biosystems Group .................................           42,700        1,676,829
Applied Materials, Inc.* .........................           23,000          922,300
Bank One Corporation .............................          215,900        8,430,895
Berkshire Hathaway, Inc.
  (Cl.B)* ........................................            1,010        2,550,250
Best Buy Company* ................................           34,400        2,562,112
Cadence Design Systems, Inc.* ....................          946,500       20,747,280
Check Point Software
  Technologies, Ltd.* ............................           24,400          973,316
ChevronTexaco Corporation ........................           54,100        4,847,901
Circuit City Stores-Circuit
  City Group .....................................          142,800        3,705,660
Citigroup, Inc. ..................................           42,933        2,167,258
Electronics Arts, Inc.* ..........................          182,600       10,946,870
Fannie Mae .......................................          121,500        9,659,250
Gilead Sciences, Inc.* ...........................           66,900        4,396,668
Hasbro, Inc. .....................................          105,900        1,718,757
Human Genome Sciences, Inc.* .....................           56,700        1,911,924
Intel Corporation ................................           43,500        1,368,075
International Business
Machines Corporation .............................           46,200        5,588,352
International Flavors &
Fragrances, Inc. .................................          113,600        3,375,056
International Game Technology* ...................           34,200        2,335,860
Johnson & Johnson ................................          136,448        8,064,077
Laboratory Corporation of
America Holdings* ................................           10,100          816,585

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER        MARKET
COMMON STOCKS (CONTINUED)                                OF SHARES       VALUE
-------------------------                                ----------      ------
UNITED STATES (CONTINUED)
Lehman Brothers
  Holdings, Inc. .................................           32,800     $  2,191,040
Liberty Media Corportion .........................           69,500          973,000
MBNA Corporation .................................           28,300          996,160
Mentor Graphics Corporation* .....................          122,100        2,877,897
National Semiconductor
  Corporation* ...................................          244,100        7,515,839
Novellus Systems, Inc.* ..........................           22,700          895,515
Oracle Corporation* ..............................           89,300        1,233,233
Oxford Health Plans, Inc.* .......................           41,400        1,247,796
Pfizer, Inc. .....................................          118,700        4,730,195
Protein Design Labs, Inc.* .......................           11,300          372,109
QUALCOMM, Inc.* ..................................           25,920        1,308,960
Quest Diagnostics, Inc.* .........................           31,100        2,230,181
Quintiles Transnational
  Corporation* ...................................          268,200        4,312,656
Raytheon Company .................................           66,800        2,168,996
Riverstone Networks, Inc.* .......................          151,926        2,521,972
Sanmina-SCI Corporation* .........................           72,500        1,442,750
Scientific-Atlanta, Inc. .........................           97,230        2,327,686
Siebel Systems, Inc.* ............................           32,400          906,552
Sirius Satellite Radio, Inc.*  ...................          122,000        1,418,860
Sybase, Inc.* ....................................          287,100        4,524,696
Symantec Corporation* ............................           13,500          895,455
Synopsys, Inc.* ..................................           61,500        3,632,805
Wachovia Corporation .............................          140,600        4,409,216
Xilinx, Inc.* ....................................           33,300        1,300,365
XM Satellite Radio
Holdings, Inc.* ..................................          154,900        2,843,964
                                                                        ------------
                                                                         183,297,078
                                                                        ------------
Total common stocks - 95.2% ......................                       410,107,078

PREFERRED STOCKS

BRAZIL - 1.1%
Tele Norte Leste
Participacoes S.A ................................      315,442,753        4,983,190

GERMANY - 3.0%
Porsche AG .......................................           34,483       13,107,394
                                                                        ------------
Total preferred stocks - 4.1% ....................                        18,090,584

FOREIGN CORPORATE BONDS - 0.1%

UNITED KINGDOM
Telewest Communication plc,
  11.00% - 2007 ..................................         $520,000          374,400


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       91

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES D (GLOBAL) (CONTINUED)

                                                     PRINCIPAL      MARKET
REPURCHASE AGREEMENT                                  AMOUNT        VALUE
--------------------                                ---------     ---------

REPURCHASE AGREEMENT - 0.9%
State Street, 0.65%, 01-02-02
  (Collateralized by SLMA, 3.15%,
  10-24-03 with a value
  of $3,900,599) ................................   $3,821,326   $  3,821,326
                                                                 ------------
  Total investments - 100.3% ....................                 432,393,388
  Liabilities, less cash and
  other assets - (0.3%) .........................                  (1,141,097)
                                                                 ------------
  Total net assets - 100.0% .....................                $431,252,291
                                                                 ============

  At December 31, 2001, Series D's investment concentration
     by industry was as
  follows:
  Aerospace/Defense ...............................                       1.4%
  Auto Parts and Supplies .........................                       0.6%
  Automobiles .....................................                       3.0%
  Banks & Credit ..................................                       5.8%
  Beverages .......................................                       3.0%
  Broadcast Media .................................                       4.5%
  Building & Construction .........................                       1 .0
  Communications ..................................                       0.3%
  Computer Software ...............................                       9.0%
  Computer Systems ................................                       3.1%
  Cosmetics .......................................                       1.3%
  Electrical Equipment ............................                       0.8%
  Electronics .....................................                       2.8%
  Entertainment ...................................                       1.4%
  Financial Services ..............................                       7.5%
  Food Wholesalers ................................                       1.9%
  Health Care .....................................                      11.9%
  Hotel/Motel .....................................                       0.6%
  Household Products ..............................                       4.2%
  Insurance .......................................                       1.3%
  Manufacturing ...................................                       1.2%
  Medical .........................................                       1.2%
  Natural Gas .....................................                       0.2%
  Office Equipment ................................                       1.0%
  Oil .............................................
  Pharmaceuticals .................................                       6.0%
  Publishing ......................................                       2.3%
  Retail ..........................................                       2.5%
  Semi-Conductors .................................                       3.3%
  Services ........................................                       2.8%
  Telecommunications ..............................                       6.0%
  Toys & Sporting Goods ...........................                       2.0%
  Transportation ..................................                       0.8%
  Repurchase agreements ...........................                       0.9%
  Liabilities, less cash and other assets .........                      (0.3%)
                                                                 ------------
                                                                        100.0%
                                                                 ============

The identified cost of investments owned at December 31, 2001 was $411,646,521 for federal income tax purposes.


--------------------------------------------------------------------------------
                             See accompanying notes.
                                       92

[CLOCK]
SERIES H (ENHANCED INDEX SERIES)
February 15, 2002

[DEUTSCHE ASSET MANAGEMENT LOGO]

SUBADVISOR,
DEUTSCHE ASSET MANAGEMENT, INC.

TO OUR CONTRACTHOLDERS:

The core portfolio of the Enhanced Index Series of SBL Fund is designed to contain at least 80% of the companies represented in the Standard and Poor's 500 Stock Index. Through the use of Deutsche Asset Management's proprietary screening process, approximately one-fourth of these stocks, which in our view have above-average potential for appreciation, are overweighted, while another one-fourth, which our screens show have less than average potential, are underweighted. During the 12-month period ended December 31, 2001, the portfolio returned -12.99%, while the benchmark Standard and Poor's 500 Stock Index returned -11.88%.(1)

OPERATION OF THE PROPRIETARY SCREENS

The Enhanced Index Team at Deutsche Asset Management uses several proprietary screens in deciding when to overweight or underweight stocks in the portfolio. Stocks are overweighted when one of the following shows up on our screens: the company reports a positive earnings surprise, the company becomes an acquisition target, it is announced that the company will be added to the S&P Index, the stock has a high dividend yield or a zero dividend yield (if further research shows that the company uses the funds for internal investment), or the stock's price shows significant value based on options pricing techniques.

Conversely, stock are underweighted if there is a negative earnings surprise, if the company issues a seasoned equity offering (as opposed to an initial public offering of stock), it is announced that the company will be deleted from the S&P 500 Index, or if financials show downward momentum. If none of these positive or negative screens apply, we will hold a neutral position in the stock.

The Series benefited from the merger and acquisition activity during 2001, despite the slowdown in activity. According to information released by Thomson Financial, U.S. M&A dollar volume dropped by nearly 53% during 2001. M&A transactions involving a U.S. target during 2001 totaled $819 billion, down from $1.74 trillion in 2000, while the number of individual deals fell to approximately 7,500 from about 11,000 in 2000. Last year's results marked the first time since 1995 that there were fewer than 10,000 announced U.S. mergers. Additionally, since peaking at above 12,000 in 1998, the number of announced M&A transactions with U.S. targets has declined in each of past three years. Furthermore, last year's dollar volume marked the lowest amount of M&A activity in the U.S. since 1996 when announced domestic M&A volume was approximately $641 billion. During the year, the Series participated in 15 merger deals that closed successfully. Some of the companies acquired include Avis Group by Cendant, Keebler Foods by Kellogg, Litton Industries by Northrop Grumman, Efficient Networks by Siemens and Minimed by Medtronics. The Series did not benefit from the 31 additions to the S&P 500. The performance of our quantitative screens was mixed during the year. Dividend yield, earnings surprise and stock as an option added value, while momentum and seasoned equity offerings did not.

We are currently researching new quantitative screens, as well as enhancements for the current screens. Once we complete our testing of new strategies and improvements to existing strategies they will be implemented.

PORTFOLIO MANAGERS' OUTLOOK

As index fund managers, we don't manage the portfolio according to a given outlook for the equity markets or the economy. We do, however, monitor economic conditions and how they affect the financial markets. The following is the December 31, 2001 U.S. Outlook report from our Chief Economist, Josh Feinman:

"The economic recovery we envision for 2002 suggests an improved picture for equities. For the first time since 1999, economic activity is likely to be accelerating, which suggests a turnaround in corporate revenues. Further, as labor resources become less strained, the pressure on unit labor costs should ease, alleviating the sharp squeeze on profit margins evident in 2000 and 2001. In short, we are probably near the bottom of the profit cycle. But equities have already begun to firm in anticipation of this improving picture, and valuations are high by historical standards, potentially limiting equity gains in 2002."

Sincerely,

Deutsche Asset Management, Inc. Enhanced
Index Team

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


--------------------------------------------------------------------------------
                                       93

[CLOCK]

SERIES H (ENHANCED INDEX SERIES)
February 15, 2002

AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 2001(1)

                        1 Year       Since Inception
                                        (5-3-99)
Series H               (12.99%)          (4.78%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Deutsche Asset Management is the marketing name in the U.S.
for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company,
Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management,
Inc. and Deutsche Asset Management Investment Services
Limited.

                           SERIES H VS. S&P 500 INDEX

                                    [CHART]


                          SBL M INVESTMENT INFORMATION

          DATE           INVESTMENT     DIVIDEND     PRICE       # OF SHARES       BALANCE
SBL M               SINCE INCEPTION
          05/03/1999     10,000                      10.0000      1000.0000        1000.0000
          05/31/1999                                                               1000.0000       9.74     9,740.00
          06/30/1999                                                               1000.0000      10.33    10,330.00       3.30%
          07/31/1999                                                               1000.0000       9.98     9,960.00
          08/31/1999                                                               1000.0000       9.94     9,940.00
          09/30/1999                                                               1000.0000        9.7     9,700.00      -6.10%
          10/31/1999                                                               1000.0000      10.33    10,330.00
          11/30/1999                                                               1000.0000      10.56    10,580.00
          12/16/1999                    0.0790       10.7600         7.3420        1007.3420
          12/31/1999                                 11.1500                       1007.3420      11.16    11,231.88      15.79%
             3/31/00                                                               1007.3420      11.43    11,513.92       2.61%
             6/30/00                                                               1007.3420      11.09    11,171.42      -2.97%
             9/15/00                       0.7         12.48     6.66015549        1012.9922
             9/30/00                                                               1012.9922      10.88    11,021.35      -1.34%
            12/31/00                                                               1012.9922       9.95    10,079.27      -8.55%
          02/28/2001                       0.4          9.29    4.361645481        1017.3538                    0.00
          03/31/2001                                                               1017.3538       8.69     8,840.80     -12.29%
          06/30/2001                                                               1017.3638       9.18     9,338.31      -5.64%
          09/30/2001                                                               1017.3538        7.8     7,935.38     -15.03%
          12/31/2001                                                               1017.3538       8.62     8,769.59      10.51%


Period End     Invest    Charges   Value     Percent Change
05/03/1999     10,000         0    10,000             0
05/31/1999          0         0     9,764         -2.36
06/30/1999          0         0    10,306          5.55
07/31/1999          0         0     9,984         -3.12
08/31/1999          0         0     9,934          -0.5
09/30/1999          0         0     9,662         -2.74
10/31/1999          0         0    10,273          6.33
11/30/1999          0         0    10,482          2.03
12/31/1999          0         0    11,100          5.89
01/31/2000          0         0    10,542         -5.02
02/29/2000          0         0    10,342         -1.89
03/31/2000          0         0    11,354          9.78
04/30/2000          0         0    11,013         -3.01
05/31/2000          0         0    10,787         -2.05
06/30/2000          0         0    11,052          2.47
07/31/2000          0         0    10,880         -1.56
08/31/2000          0         0    11,555          6.21
09/30/2000          0         0    10,945         -5.28
10/31/2000          0         0    10,899         -0.42
11/30/2000          0         0    10,040         -7.88
12/31/2000          0         0    10,089          0.49
01/31/2001          0         0    10,447          3.55
02/28/2001          0         0     9,494         -9.12
03/31/2001          0         0     8,893         -6.33
04/30/2001          0         0     9,584          7.77
05/31/2001          0         0     9,648          0.67
06/30/2001          0         0     9,413         -2.43
07/31/2001          0         0     9,321         -0.98
08/31/2001          0         0     8,737         -6.26
09/30/2001          0         0     8,032         -8.07
10/31/2001          0         0     8,185          1.91
11/30/2001          0         0     8,813          7.67
12/31/2001          0         0     8,891          0.88
Total          10,000         0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series H (Enhanced Index Series) on May 3, 1999 and reflects the fees and expenses of Series H. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have been $8,770. By comparison, the same $10,000 investment would have been $8,891 based on the S&P 500 Index's performance.

--------------------------------------------------------------------------------
                                       94

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES H (ENHANCED INDEX)

                                                             NUMBER         MARKET
COMMON STOCKS                                              OF SHARES         VALUE
-------------                                              ---------     -----------
ADVERTISING - 0.3%
Interpublic Group of
  Companies, Inc. ................................            1,300     $     38,402
Omnicom Group, Inc. ..............................              600           53,610
TMP Worldwide, Inc. ..............................              500           21,450
                                                                        ------------
                                                                             113,462

AEROSPACE & DEFENSE - 1.2%
Boeing Company ...................................            2,600          100,828
General Dynamics Corporation .....................              600           47,784
Goodrich Corporation .............................              500           13,310
Honeywell International, Inc.* ...................            2,700           91,314
Lockheed Martin Corporation ......................            1,500           70,005
Northrop Grumman Corporation .....................              300           30,243
Raytheon Company (Cl.B) ..........................            1,100           35,717
Rockwell Collins, Inc. ...........................              600           11,700
United Technologies
  Corporation ....................................            1,700          109,871
                                                                        ------------
                                                                             510,772

AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland
  Company ........................................            2,515           36,090

AIR FREIGHT & COURIERS - 0.2%
FedEx Corporation* ...............................            1,300           67,444

AIRLINES - 0.2%
AMR Corporation* .................................              700           15,519
Delta Air Lines, Inc. ............................              400           11,704
Southwest Airlines Company .......................            2,700           49,896
US Airways Group, Inc.* ..........................              200            1,268
                                                                        ------------
                                                                              78,387

ALUMINUM - 0.3%
Alcan, Inc. ......................................            1,000           35,930
Alcoa, Inc. ......................................            3,100          110,205
                                                                        ------------
                                                                             146,135

APPAREL & ACCESSORIES - 0.1%
Jones Apparel Group, Inc.* .......................              400           13,268
Liz Claiborne, Inc. ..............................              100            4,975
V.F. Corporation .................................              300           11,703
                                                                        ------------
                                                                              29,946

APPAREL RETAIL - 0.2%
Gap, Inc. ........................................            3,100           43,214
Limited, Inc. ....................................            1,500           22,080
TJX Companies, Inc. ..............................              800           31,888
                                                                        ------------
                                                                              97,182

                                                             NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                  OF SHARES         VALUE
-------------------------                                  ---------     -----------
APPLICATION SOFTWARE - 0.5%
Citrix Systems, Inc.* ............................            1,000     $     22,660
Compuware Corporation* ...........................            1,800           21,222
Intuit, Inc.* ....................................              900           38,484
Mercury Interactive
  Corporation* ...................................              300           10,194
Parametric Technology
  Corporation* ...................................              900            7,029
PeopleSoft, Inc.* ................................            1,300           52,260
Siebel Systems, Inc.* ............................            1,700           47,566
                                                                        ------------
                                                                             199,415

AUTO PARTS & EQUIPMENT - 0.5%
Dana Corporation .................................              500            6,940
Delphi Automotive Systems
  Corporation ....................................            2,100           28,686
Johnson Controls, Inc. ...........................              200           16,150
TRW, Inc. ........................................              300           11,112
Visteon Corporation ..............................              501            7,535
                                                                        ------------
                                                                              70,423

AUTOMOBILE MANUFACTURERS - 0.5%
Ford Motor Company ...............................            6,700          105,324
General Motors Corporation .......................            2,100          102,060
                                                                        ------------
                                                                             207,384

BANKS - 5.2%
AmSouth Bancorporation ...........................            1,500           28,350
Bank of America Corporation ......................            5,700          358,815
Bank of New York
  Company, Inc. ..................................            2,600          106,080
Bank One Corporation .............................            4,100          160,105
BB&T Corporation .................................            1,400           50,554
Charter One Financial, Inc. ......................              700           19,005
Comerica, Inc. ...................................              500           28,650
Fifth Third Bancorp ..............................            2,100          129,318
FleetBoston Financial
  Corporation ....................................            3,850          140,525
Golden West Financial
  Corporation ....................................              500           29,425
Huntington Bancshares, Inc. ......................            1,100           18,909
KeyCorp ..........................................            1,700           41,378
Mellon Financial Corporation .....................            1,600           60,192
National City Corporation ........................            2,300           67,252
Northern Trust Corporation .......................              700           42,154
PNC Financial Services Group .....................            1,000           56,200
Regions Financial Corporation ....................              900           27,036
SouthTrust Corporation ...........................            1,200           29,604
SunTrust Banks, Inc. .............................            1,100           68,970
Synovus Financial Corporation ....................            1,000           25,050
U.S. Bancorp .....................................            7,000          146,510
Union Planters Corporation .......................              600           27,078
Wachovia Corporation .............................            4,950          155,232
Washington Mutual, Inc. ..........................            3,200          104,640


--------------------------------------------------------------------------------
                             See accompanying notes.
                                       95

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES H (ENHANCED INDEX) (CONTINUED)


                                                         NUMBER          MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES         VALUE
-------------------------                            ------------     ------------
BANKS (CONTINUED)
Wells Fargo & Company ..........................            6,200     $    269,390
Zions Bancorporation ...........................              200           10,516
                                                                      ------------
                                                                         2,200,938

BIOTECHNOLOGY - 1.0%
Amgen, Inc.* ...................................            3,800          214,472
Biogen, Inc.* ..................................              600           34,410
Chiron Corporation* ............................              800           35,072
Genzyme Corporation* ...........................              740           44,296
Immunex Corporation* ...........................            1,900           52,649
MedImmune, Inc.* ...............................              900           41,715
                                                                      ------------
                                                                           422,614

BREWERS - 0.4%
Adolph Coors Company ...........................              300           16,020
Anheuser-Busch
  Companies, Inc. ..............................            3,200          144,672
                                                                      ------------
                                                                           160,692

BROADCASTING & CABLE TV - 0.6%
Clear Channel
  Communications, Inc.* ........................            2,100          106,911
Comcast Corporation* ...........................            3,500          126,000
General Motors Corporation
  (Cl.H)* ......................................                3               46
Univision
  Communications, Inc.* ........................              700           28,322
                                                                      ------------
                                                                           261,279

BUILDING PRODUCTS - 0.1%
Crane Company ..................................              200            5,128
Masco Corporation ..............................            1,700           41,650
                                                                      ------------
                                                                            46,778

CASINOS & GAMING - 0.1%
Harrah's Entertainment, Inc.* ..................              700           25,907
International Game Technology* .................              300           20,490
                                                                      ------------
                                                                            46,397

COMMERCIAL PRINTING - 0.0%
R. R. Donnelley & Sons
  Company ......................................              500           14,845

COMPUTER & ELECTRONICS RETAIL - 0.2%
Best Buy Company, Inc.* ........................              900           67,032
Circuit City Stores -
  Circuit City Group ...........................              700           18,165
                                                                      ------------
                                                                            85,197

COMPUTER HARDWARE - 3.3%
Apple Computer, Inc.* ..........................            1,500           32,850
Compaq Computer Corporation ....................            9,700           94,672
Dell Computer Corporation* .....................            9,500          258,210
Gateway, Inc.* .................................            1,100            8,844
Hewlett-Packard Company ........................            4,650           95,511

                                                         NUMBER          MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES         VALUE
-------------------------                            ------------     ------------
International Business
  Machines Corporation .........................            6,150     $    743,904
NCR Corporation* ...............................              500           18,430
Palm, Inc.* ....................................            2,000            7,760
Sun Microsystems, Inc.* ........................           11,900          146,846
                                                                      ------------
                                                                         1,407,027

COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation* ...............................            7,800          104,832
Lexmark International, Inc.* ...................              600           35,400
Network Appliance, Inc.* .......................            1,100           24,057
                                                                      ------------
                                                                           164,289

CONSTRUCTION & ENGINEERING - 0.0%
Fluor Corporation ..............................              100            3,740
McDermott International, Inc. ..................              700            8,589
                                                                      ------------
                                                                            12,329

CONSTRUCTION & FARM MACHINERY - 0.3%
Caterpillar, Inc. ..............................            1,200           62,700
Deere & Company ................................              900           39,294
Navistar International
  Corporation* .................................              400           15,800
PACCAR, Inc. ...................................              400           26,248
                                                                      ------------
                                                                           144,042

CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Company .......................              200            9,588

CONSUMER FINANCE - 0.6%
Capital One Financial
  Corporation ..................................              600           32,370
Countrywide Credit
  Industries, Inc. .............................              300           12,291
Household International, Inc. ..................            1,700           98,498
MBNA Corporation ...............................            3,100          109,120
Providian Financial Corporation ................            1,000            3,550
                                                                      ------------
                                                                           255,829

DATA PROCESSING SERVICES - 1.0%
Automatic Data Processing, Inc. ................            2,300          135,470
Concord EFS, Inc.* .............................            2,000           65,560
First Data Corporation .........................            1,500          117,675
Fiserv, Inc.* 800 ..............................           33,856
Paychex, Inc. ..................................            1,300           45,552
Sabre Holdings Corporation* ....................              600           25,410
                                                                      ------------
                                                                           423,523

DEPARTMENT STORES - 0.6%
Dillard's, Inc. ................................              300            4,800
Federated Department
  Stores, Inc.* ................................              800           32,720
J.C. Penney Company, Inc. ......................              900           24,210
Kohl's Corporation* ............................            1,300           91,572
May Department Stores
  Company ......................................              900           33,282


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       96

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES H (ENHANCED INDEX) (CONTINUED)


                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
DEPARTMENT STORES (CONTINUED)
Nordstrom, Inc. .................................              500     $     10,115
Sears, Roebuck & Company ........................            1,400           66,696
                                                                       ------------
                                                                            263,395

DISTILLERS & VINTNERS - 0.0%
Brown-Forman Corporation
  (Cl.B) ........................................              200           12,520

DIVERSIFIED CHEMICALS - 0.7%
Dow Chemical Company ............................            3,300          111,474
E.I. du Pont de Nemours &
  Company .......................................            3,700          157,287
Eastman Chemical Company ........................              400           15,608
Engelhard Corporation ...........................              500           13,840
Hercules, Inc.* .................................              400            4,000
                                                                       ------------
                                                                            302,209

DIVERSIFIED COMMERCIAL SERVICES - 0.5%
Cendant Corporation* ............................            3,800           74,518
Cintas Corporation ..............................              500           24,195
Convergys Corporation* ..........................              800           29,992
Deluxe Corporation ..............................              500           20,790
Equifax, Inc. ...................................              500           12,075
H.R. Block, Inc. ................................              500           22,350
IMS Health, Inc. ................................            1,000           19,510
                                                                       ------------
                                                                            203,430

DIVERSIFIED FINANCIAL SERVICES - 5.8%
Ambac Financial Group, Inc. .....................              300           17,358
American Express Company ........................            4,200          149,898
Charles Schwab Corporation ......................            5,000           77,350
Citigroup, Inc.(1) ..............................           18,450          931,356
Fannie Mae ......................................            3,600          286,200
Franklin Resources, Inc. ........................              400           14,108
Freddie Mac .....................................            2,500          163,500
J.P. Morgan Chase & Company .....................            7,100          258,085
Lehman Brothers
  Holdings, Inc. ................................              800           53,440
Merrill Lynch & Company, Inc. ...................            3,000          156,360
Moody's Corporation .............................              400           15,944
Morgan Stanley Dean Witter
  & Company .....................................            4,000          223,760
State Street Corporation ........................            1,100           57,475
T. Rowe Price Group, Inc. .......................              300           10,419
USA Education, Inc. .............................              500           42,010
                                                                       ------------
                                                                          2,457,263

DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoran Copper &
  Gold, Inc. (Cl.B)* ............................              900           12,051
Inco, Ltd.* .....................................            1,000           16,940
Phelps Dodge Corporation ........................              400           12,960
                                                                       ------------
                                                                             41,951

                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
DRUG RETAIL - 0.3%
CVS Corporation .................................              600     $     17,760
Walgreen Company ................................            3,600          121,176
                                                                       ------------
                                                                            138,936

ELECTRIC UTILITIES - 2.3%
AES Corporation* ................................            1,900           31,065
Allegheny Energy, Inc. ..........................              600           21,732
Ameren Corporation ..............................              700           29,610
American Electric Power
  Company, Inc. .................................            1,000           43,530
CMS Energy Corporation ..........................              600           14,418
Calpine Corporation* ............................            1,200           20,148
Cinergy Corporation .............................              700           23,401
Consolidated Edison, Inc. .......................              800           32,288
Constellation Energy Group, Inc. ................              600           15,930
DTE Energy Company ..............................              700           29,358
Dominion Resources, Inc. ........................            1,100           66,110
Duke Energy Corporation .........................            3,000          117,780
Edison International ............................            1,100           16,610
Entergy Corporation .............................              900           35,199
Exelon Corporation ..............................            1,400           67,032
FPL Group, Inc. .................................              700           39,480
FirstEnergy Corporation .........................              900           31,482
Mirant Corporation* .............................            1,300           20,826
Niagra Mohawk Holdings, Inc.* ...................              900           15,957
PG&E Corporation ................................            1,400           26,936
PPL Corporation .................................              700           24,395
Pinnacle West Capital
  Corporation ...................................              300           12,555
Progress Energy, Inc. ...........................              800           36,024
Public Service Enterprise
  Group, Inc. ...................................              700           29,533
Reliant Energy, Inc. ............................            1,200           31,824
Southern Company ................................            2,600           65,910
TECO Energy, Inc. ...............................              600           15,744
TXU Corporation .................................              800           37,720
Xcel Energy, Inc. ...............................            1,300           36,062
                                                                       ------------
                                                                            988,659

ELECTRICAL COMPONENTS &
EQUIPMENT - 0.4%
American Power Conversion
  Corporation* ..................................            1,000           14,460
Cooper Industries, Inc. .........................              200            6,984
Emerson Electric Company ........................            1,500           85,650
Molex, Inc. .....................................              600           18,570
Power-One, Inc.* ................................              300            3,123
Rockwell International
  Corporation ...................................              900           16,074
Thomas & Betts Corporation ......................              600           12,690
                                                                       ------------
                                                                            157,551


--------------------------------------------------------------------------------
                             See accompanying notes.
                                       97

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES H (ENHANCED INDEX) (CONTINUED)


                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.5%
Agilent Technologies, Inc.* .....................            1,700     $     48,467
Jabil Circuit, Inc.* ............................              900           20,448
Millipore Corporation* ..........................              100            6,070
Sanmina-SCI Corporation* ........................            1,900           37,810
Solectron Corporation* ..........................            2,300           25,944
Symbol Technologies, Inc. .......................              800           12,704
Tektronix, Inc.* ................................              600           15,468
Teledyne Technologies, Inc.* ....................                1               16
Thermo Electron Corporation* ....................              900           21,474
Waters Corporation* .............................              480           18,600
                                                                       ------------
                                                                            207,001

EMPLOYMENT SERVICES - 0.1%
Robert Half International, Inc.* ................              800           21,360

ENVIRONMENTAL SERVICES - 0.2%
Allied Waste Industries, Inc.* ..................              900           12,654
Waste Management, Inc. ..........................            2,300           73,393
                                                                       ------------
                                                                             86,047

FOOD DISTRIBUTORS - 0.2%
SUPERVALU, Inc. .................................              500           11,060
SYSCO Corporation ...............................            2,400           62,928
                                                                       ------------
                                                                             73,988

FOOD RETAIL - 0.5%
Albertson's, Inc. ...............................            1,300           40,937
Kroger Company ..................................            3,100           64,697
Safeway, Inc.* ..................................            2,000           83,500
Winn-Dixie Stores, Inc. .........................              600            8,550
                                                                       ------------
                                                                            197,684

FOOTWEAR - 0.1%
NIKE, Inc. (Cl.B) ...............................              800           44,992
Reebok International, Ltd.* .....................              400           10,600
                                                                       ------------
                                                                             55,592

FOREST PRODUCTS - 0.1%
Louisiana-Pacific Corporation ...................              900            7,596
Weyerhaeuser Company ............................              800           43,264
                                                                       ------------
                                                                             50,860

GAS UTILITIES - 0.4%
El Paso Corporation .............................            1,800           80,298
KeySpan Corporation .............................              600           20,790
Kinder Morgan, Inc. .............................              300           16,707
NICOR, Inc. .....................................              200            8,328
NiSource, Inc. ..................................              700           16,142
NiSource, Inc. - Sails*(2) ......................              123              285
Peoples Energy Corporation ......................              300           11,379
Sempra Energy ...................................              900           22,095
                                                                       ------------
                                                                            176,024

                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
GENERAL MERCHANDISE STORES - 2.8%
Big Lots, Inc.* .................................              800     $      8,320
Costco Wholesale
  Corporation* ..................................            1,800           79,884
Dollar General Corporation ......................            1,100           16,390
Family Dollar Stores, Inc. ......................              500           14,990
Kmart Corporation* ..............................            2,300           12,558
Target Corporation ..............................            3,200          131,360
Wal-Mart Stores, Inc. ...........................           16,000          920,800
                                                                       ------------
                                                                          1,184,302

GOLD - 0.1%
Barrick Gold Corporation ........................            1,877           29,938
Newmont Mining Corporation ......................              700           13,377
Placer Dome, Inc. ...............................            1,200           13,092
                                                                       ------------
                                                                             56,407

HEALTH CARE DISTRIBUTORS & SERVICES - 0.4%
Amerisource Bergen
  Corporation ...................................              400           25,420
Cardinal Health, Inc. ...........................            1,600          103,456
McKesson HBOC, Inc. .............................              900           33,660
Quintiles Transnational
  Corporation* ..................................              700           11,256
                                                                       ------------
                                                                            173,792

HEALTH CARE EQUIPMENT - 1.4%
Applera Corporation - Applied
Biosystems Group ................................              200            7,854
Bard (C.R.), Inc. ...............................              100            6,450
Baxter International, Inc. ......................            2,100          112,623
Becton, Dickinson &
  Company .......................................              700           23,205
Biomet, Inc.* ...................................            1,100           33,990
Boston Scientific Corporation* ..................            1,400           33,768
Guidant Corporation* ............................            1,300           64,740
Medtronic, Inc. .................................            4,300          220,203
St. Jude Medical, Inc.* .........................              400           31,060
Stryker Corporation* ............................              600           35,022
Zimmer Holdings, Inc. ...........................              500           15,270
                                                                       ------------
                                                                            584,185

HEALTH CARE FACILITIES - 0.5%
HCA, Inc. .......................................            1,900           73,226
HEALTHSOUTH Corporation* ........................            1,800           26,676
Health Management
  Association, Inc. .............................            1,100           20,240
Manor Care, Inc.* ...............................              600           14,226
Tenet Healthcare Corporation* ...................            1,300           76,336
                                                                       ------------
                                                                            210,704

HEALTH CARE SUPPLIES - 0.0%
Bausch & Lomb, Inc. .............................              400           15,064

HOME FURNISHINGS - 0.0%
Leggett & Platt, Inc. ...........................              800           18,400

HOME IMPROVEMENT RETAIL - 1.4%


--------------------------------------------------------------------------------
                             See accompanying notes.
                                       98

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES H (ENHANCED INDEX) (CONTINUED)


                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
Home Depot, Inc. ................................            8,400     $    428,484
Lowe's Companies, Inc. ..........................            2,800          129,948
Sherwin-Williams Company ........................              500           13,750
                                                                       ------------
                                                                            572,182

HOMEBUILDING - 0.1%
Centex Corporation ..............................              400           22,836
KB HOME .........................................              300           12,030
Pulte Homes, Inc. ...............................              400           17,868
                                                                       ------------
                                                                             52,734

HOTELS - 0.2%
Carnival Corporation ............................            2,100           58,968
Hilton Hotels Corporation .......................            1,300           14,196
Marriott International, Inc. ....................              700           28,455
Starwood Hotels & Resorts  Worldwide, Inc. ......              100            2,985
                                                                       ------------
                                                                            104,604

HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation ......................              100            3,773
Maytag Corporation ..............................              300            9,309
Stanley Works ...................................              200            9,314
Whirlpool Corporation ...........................              400           29,332
                                                                       ------------
                                                                             51,728

HOUSEHOLD PRODUCTS - 1.5%
Clorox Company ..................................            1,000           39,550
Colgate-Palmolive Company .......................            2,000          115,500
Kimberly-Clark Corporation ......................            1,900          113,620
Procter & Gamble Company ........................            4,700          371,911
                                                                       ------------
                                                                            640,581

HOUSEWARES & SPECIALTIES - 0.1%
American Greetings Corporation ..................              700            9,646
Fortune Brands, Inc. ............................              400           15,836
Newell Rubbermaid, Inc. .........................              900           24,813
Tupperware Corporation ..........................              400            7,700
                                                                       ------------
                                                                             57,995

INDUSTRIAL CONGLOMERATES - 4.8%
General Electric Company(1) .....................           35,600        1,426,848
Minnesota Mining & Manufacturing Company ........            1,500          177,315
Textron, Inc. ...................................              400           16,584
Tyco International, Ltd. ........................            7,100          418,190
                                                                       ------------
                                                                          2,038,937

INDUSTRIAL GASES - 0.2%
Air Products & Chemicals, Inc. ..................            1,000          246,910
Praxair, Inc. ...................................              400           22,100
                                                                       ------------
                                                                             69,010

                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
INDUSTRIAL MACHINERY - 0.4%
Danaher Corporation .............................              400           24,124
Dover Corporation ...............................              200            7,414
Eaton Corporation ...............................              200           14,882
Illinois Tool Works, Inc. .......................            1,100           74,492
Ingersoll-Rand Company ..........................              400           16,724
ITT Industries, Inc. ............................              200           10,100
Pall Corporation ................................              400            9,624
Parker-Hannifin Corporation .....................              400           18,364
                                                                       ------------
                                                                            175,724

INSURANCE BROKERS - 0.3%
Aon Corporation .................................              400           14,208
Marsh & McLennan Companies, Inc. ................            1,000          107,450
                                                                       ------------
                                                                            121,658

INTEGRATED OIL & GAS - 4.6%
ChevronTexaco Corporation .......................            4,000          358,440
Conoco, Inc. (Cl.B) .............................            2,300           65,090
Exxon Mobil Corporation(1) ......................           24,600          966,780
Occidental Petroleum Corporation ................            1,500           39,795
Phillips Petroleum Company ......................            1,500           90,390
Royal Dutch Petroleum
  Company .......................................            7,700          377,454
USX-Marathon Group ..............................            1,400           42,000
                                                                       ------------
                                                                          1,939,949

INTEGRATED TELECOMMUNICATION SERVICES - 4.3%
AT&T Corporation ................................           12,700          230,378
ALLTEL Corporation ..............................            1,100           67,903
BellSouth Corporation ...........................            6,700          255,605
CenturyTel, Inc. ................................              800           26,240
Citizens Communications Company .................            1,500           15,990
Qwest Communications
  International, Inc. ...........................            6,000           84,780
SBC Communications, Inc. ........................           12,000          470,040
Sprint Corporation
(FON Group) .....................................            3,200           64,256
Verizon Communications, Inc. ....................            9,700          460,362
WorldCom, Inc. - WorldCom Group* ................           10,300          145,024
                                                                       ------------
                                                                          1,820,578

INTERNET SOFTWARE & SERVICES - 0.1%
Yahoo!, Inc.* ...................................            2,100           37,254

IT CONSULTING & SERVICES - 0.4%
Computer Sciences Corporation* ..................              700           34,286
Electronic Data Systems Corporation .............            1,700          116,535
Sapient Corporation* ............................            1,400           10,808
Unisys Corporation* .............................            1,500           18,810
                                                                       ------------
                                                                            180,439

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES H (ENHANCED INDEX) (CONTINUED)

                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
LEISURE PRODUCTS - 0.1%
Brunswick Corporation ...........................              300     $      6,528
Hasbro, Inc. ....................................              600            9,738
Mattel, Inc. ....................................            1,900           32,680
                                                                       ------------
                                                                             48,946

LIFE & HEALTH INSURANCE - 0.6%
AFLAC, Inc. .....................................            1,900           46,664
Conseco Inc.* ...................................            2,600           11,596
Jefferson-Pilot Corporation .....................              400           18,508
John Hancock Financial
Services, Inc. ..................................              900           37,170
Lincoln National Corporation ....................              500           24,285
MetLife, Inc. ...................................            2,700           85,536
Torchmark Corporation ...........................              300           11,799
UnumProvident Corporation .......................              800           21,208
                                                                       ------------
                                                                            256,766

MANAGED HEALTH CARE - 0.4%
Aetna, Inc. .....................................              300            9,897
CIGNA Corporation ...............................              300           27,795
Humana, Inc.* ...................................            1,100           12,969
UnitedHealth Group, Inc. ........................            1,100           77,847
WellPoint Health Networks, Inc.* ................              300           35,055
                                                                       ------------
                                                                            163,563

METAL & GLASS CONTAINERS - 0.0%
Pactiv Corporation* .............................              900           15,975

MOTORCYCLE MANUFACTURERS 0.2%
Harley-Davidson, Inc. ...........................            1,300           70,603

MOVIES & ENTERTAINMENT - 2.2%
AOL Time Warner, Inc.* ..........................           15,900          510,390
Viacom, Inc. (Cl.B)* ............................            6,400          282,560
Walt Disney Company .............................            6,400          132,608
                                                                       ------------
                                                                            925,558

MULTI-LINE INSURANCE - 1.9%
American International Group, Inc. ..............            9,384          745,090
Hartford Financial Services Group, Inc. .........              700           43,981
Loews Corporation ...............................              400           22,152
                                                                       ------------
                                                                            811,223

MULTI-UTILITIES - 0.2%
Dynegy, Inc. ....................................            1,000           25,500
Williams Companies, Inc. ........................            1,900           48,488
                                                                       ------------
                                                                             73,988

NETWORKING EQUIPMENT - 1.2%
Avaya, Inc.* ....................................              883           10,729
Cisco Systems, Inc.* ............................           26,200          474,482
                                                                       ------------
                                                                            485,211
OFFICE ELECTRONICS - 0.1%
Xerox Corporation ...............................            3,200           33,344

                                                         NUMBER           MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES         VALUE
-------------------------                             ------------     ------------
OFFICE SERVICES & SUPPLIES - 0.1%
Avery Dennison Corporation ......................              300           16,959
Pitney Bowes, Inc. ..............................              700           26,327
                                                                       ------------
                                                                             43,286
OIL & GAS DRILLING - 0.2%
Nabors Industries, Inc.* ........................              700           24,031
Noble Drilling Corporation* .....................              600           20,424
Rowan Companies, Inc.* ..........................              600           11,622
Transocean Sedco Forex, Inc. ....................            1,000           33,820
                                                                       ------------
                                                                             89,897
OIL & GAS EQUIPMENT & SERVICES - 0.4%
Baker Hughes, Inc. ..............................            1,100           40,117
Halliburton Company .............................            1,500           19,650
Schlumberger, Ltd. ..............................            2,100          115,395
                                                                       ------------
                                                                            175,162
OIL & GAS EXPLORATION & PRODUCTION - 0.4%
Anadarko Petroleum Corporation ..................              800           45,480
Apache Corporation ..............................              330           16,461
Burlington Resources, Inc. ......................              600           22,524
Devon Energy Corporation ........................              300           11,595
EOG Resources, Inc. .............................              600           23,466
Kerr-McGee Group ................................              300           16,440
Unocal Corporation ..............................            1,000           36,070
                                                                       ------------
                                                                            172,036
OIL & GAS REFINING & MARKETING - 0.0%
Ashland, Inc. ...................................              100            4,608
Sunoco, Inc. ....................................              400           14,936
                                                                       ------------
                                                                             19,544
PACKAGED FOODS - 1.2%
Campbell Soup Company ...........................            1,400           41,818
ConAgra Foods, Inc. .............................            2,100           49,917
General Mills, Inc. .............................            1,200           62,412
Heinz (H.J.) Company ............................            1,100           45,232
Hershey Foods Corporation .......................              400           27,080
Kellogg Company .................................            1,400           42,140
Sara Lee Corporation ............................            2,800           62,244
Unilever N.V ....................................            2,101          121,039
Wm. Wrigley Jr. Company .........................              700           35,959
                                                                       ------------
                                                                            487,841
PAPER PACKAGING - 0.1%
Sealed Air Corporation* .........................              400           16,328
Temple-Inland, Inc. .............................              300           17,019
                                                                       ------------
                                                                             33,347


--------------------------------------------------------------------------------
                             See accompanying notes.
                                       100

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                       NUMBER           MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES         VALUE
-------------------------                           ------------     ------------
PAPER PRODUCTS - 0.4%
Boise Cascade Corporation .....................              300     $     10,203
Georgia-Pacific Group .........................            1,100           30,371
International Paper Company ...................            1,700           68,595
Mead Corporation ..............................              500           15,445
Westvaco Corporation ..........................              700           19,915
Willamette Industries, Inc. ...................              600           31,272
                                                                     ------------
                                                                          175,801

PERSONAL PRODUCTS - 0.4%
Alberto-Culver Company (Cl.B) .................              100            4,474
Avon Products, Inc. ...........................              700           32,550
Gillette Company ..............................            3,800          126,920
                                                                     ------------
                                                                          163,944

PHARMACEUTICALS - 9.1%
Abbott Laboratories ...........................            5,600          312,200
Allergan, Inc. ................................              400           30,020
American Home Products
  Corporation .................................            4,800          294,528
Bristol-Myers Squibb
  Company .....................................            6,900          351,900
Eli Lilly & Company ...........................            4,100          322,014
Forest Laboratories, Inc.* ....................              700           57,365
Johnson & Johnson .............................           11,050          653,055
King Pharmaceuticals, Inc.* ...................              900           37,917
Merck & Company, Inc. .........................            8,150          479,220
Pfizer, Inc. ..................................           22,500          896,625
Pharmacia Corporation .........................            4,700          200,455
Schering-Plough Corporation ...................            5,300          189,793
Watson Pharmaceuticals, Inc.* .................              300            9,417
                                                                     ------------
                                                                        3,834,509

PHOTOGRAPHIC PRODUCTS -0.1%
Eastman Kodak Company .........................            1,100           32,373


PROPERTY & CASUALTY INSURANCE - 0.6%
Allstate Corporation ..........................            2,500           84,250
Chubb Corporation .............................              300           20,700
Cincinnati Financial Corporation ..............              500           19,075
MBIA, Inc. ....................................              400           21,452
MGIC Investment Corporation ...................              300           18,516
Progressive Corporation .......................              300           44,790
SAFECO Corporation ............................              300            9,345
St. Paul Companies, Inc. ......................              400           17,588
XL Capital, Ltd. ..............................              400           36,544
                                                                     ------------
                                                                          272,260

PUBLISHING & PRINTING - 0.4%
Dow Jones & Company, Inc. .....................              200           10,946
Gannett Company, Inc. .........................              900           60,507
Knight-Ridder, Inc. ...........................              200           12,986
McGraw-Hill Companies, Inc. ...................              600           36,588
New York Times Company ........................              500           21,625
Tribune Company ...............................              900           33,687
                                                                     ------------
                                                                          176,339

                                                       NUMBER           MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES         VALUE
-------------------------                           ------------     ------------
RAILROADS - 0.3%
Burlington Northern Santa Fe
  Corporation .................................            1,500     $     42,795
CSX Corporation ...............................              600           21,030
Norfolk Southern Corporation ..................            1,300           23,829
Union Pacific Corporation .....................              900           51,300
                                                                     ------------
                                                                          138,954

REAL ESTATE INVESTMENT TRUSTS - 0.2%
Equity Office Properties Trust ................            1,500           45,120
Equity Residential Properties
  Trust .......................................              900           25,839
                                                                     ------------
                                                                           70,959

RESTAURANTS - 0.5%
Darden Restaurants, Inc. ......................              300           10,620
McDonald's Corporation ........................            4,600          121,762
Starbucks Corporation* ........................            1,700           32,385
Tricon Global Restaurants, Inc.* ..............              600           29,520
Wendy's International, Inc. ...................              200            5,834
                                                                     ------------
                                                                          200,121

SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.* ......................            3,000          120,300
KLA-Tencor Corporation* .......................              700           34,692
Novellus Systems, Inc.* .......................              600           23,670
Teradyne, Inc.* ...............................              800           24,112
                                                                     ------------
                                                                          202,774

SEMICONDUCTORS - 3.4%
Advanced Micro
  Devices, Inc.* ..............................            1,200           19,032
Altera Corporation* ...........................            1,300           27,586
Analog Devices, Inc.* .........................            1,200           53,268
Applied Micro Circuits
  Corporation* ................................            1,000           11,320
Broadcom Corporation* .........................              900           36,882
Conexant Systems, Inc.* .......................            1,400           20,104
Intel Corporation .............................           24,100          757,945
Linear Technology Corporation .................            1,000           39,040
LSI Logic Corporation* ........................            1,200           18,936
Maxim Integrated
  Products, Inc.* .............................            1,300           68,263
Micron Technology, Inc.* ......................            2,200           68,200
National Semiconductor
  Corporation* ................................              800           24,632
Nvidia Corporation* ...........................              500           33,450
PMC-Sierra, Inc.* .............................              600           12,756
QLogic Corporation* ...........................              300           13,353
Texas Instruments, Inc. .......................            6,200          173,600
Vitesse Semiconductor
  Corporation* ................................              600            7,476
Xilinx, Inc.* .................................            1,100           42,955
                                                                     ------------
                                                                        1,428,798


--------------------------------------------------------------------------------
                            See accompanying notes.
                                      101

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                       NUMBER           MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES         VALUE
-------------------------                           ------------     ------------
SOFT DRINKS - 1.9%
Coca-Cola Company ...............................          9,100     $    429,065
Coca-Cola Enterprises, Inc. .....................          1,500           28,410
Pepsi Bottling Group, Inc. ......................            800           18,800
PepsiCo, Inc. ...................................          6,300          306,747
                                                                     ------------
                                                                          783,022

SPECIALTY CHEMICALS - 0.2%
Ecolab, Inc. ....................................            300           12,075
Great Lakes Chemical
  Corporation ...................................            200            4,856
International Flavor &
  Fragrances, Inc. ..............................            200            5,942
PPG Industries, Inc. ............................            500           25,860
Rohm & Haas Company .............................            700           24,241
Sigma-Aldrich Corporation .......................            200            7,882
                                                                     ------------
                                                                           80,856

SPECIALTY STORES - 0.4%
AutoZone, Inc.* .................................            500           35,900
Bed Bath & Beyond, Inc.* ........................          1,200           40,680
Office Depot, Inc.* .............................          1,500           27,810
Staples, Inc.* ..................................          2,000           37,400
Tiffany & Company ...............................            500           15,735
Toys `R' Us, Inc.* ..............................          1,000           20,740
                                                                     ------------
                                                                          178,265

STEEL - 0.1%
Allegheny Technologies, Inc. ....................            500            8,375
Nucor Corporation ...............................            200           10,592
USX-U.S. Steel Group, Inc. ......................            700           12,677
Worthington Industries, Inc. ....................            400            5,680
                                                                     ------------
                                                                           37,324

SYSTEMS SOFTWARE - 4.2%
Adobe Systems, Inc. .............................            800           24,840
BMC Software, Inc.* .............................          1,300           21,281
Computer Associates
  International, Inc. ...........................          2,400           82,776
Microsoft Corporation*(1) .......................         19,300        1,279,011
Novell, Inc.* ...................................          2,300           10,557
Oracle Corporation* .............................         20,300          280,343
VERITAS Software Corporation* ...................          1,501           67,275
                                                                     ------------
                                                                        1,766,083

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER        MARKET
COMMON STOCKS (CONTINUED)                                OF SHARES       VALUE
-------------------------                                ----------      ------
TELECOMMUNICATIONS EQUIPMENT - 1.4%
ADC Telecommunications, Inc.* ...................          2,800     $     12,880
Andrew Corporation* .............................            300            6,567
CIENA Corporation* ..............................          1,100           15,741
Comverse Technology, Inc.* ......................            600           13,422
Corning, Inc. ...................................          3,300           29,436
JDS Uniphase Corporation* .......................          4,800           41,904
Lucent Technologies, Inc. .......................         12,200           76,738
Motorola, Inc. ..................................          7,800          117,156
Nortel Networks Corporation .....................         11,300           84,750
QUALCOMM, Inc.* .................................          2,700          136,350
Scientific-Atlanta, Inc. ........................            600           14,364
Tellabs, Inc.* ..................................          1,400           21,042
                                                                     ------------
                                                                          570,350

TIRES & RUBBER - 0.1%
Cooper Tire & Rubber Company ....................            700           11,172
Goodyear Tire & Rubber
  Company .......................................            700           16,667
                                                                     ------------
                                                                           27,839

TOBACCO - 1.0%
Philip Morris Companies, Inc. ...................          7,900          362,215
R.J. Reynolds Tobacco
  Holdings, Inc. ................................              1               56
UST, Inc. .......................................            700           24,500
                                                                     ------------
                                                                          386,771

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Genuine Parts Company ...........................            600           22,020
W.W. Grainger, Inc. .............................            200            9,600
                                                                     ------------
                                                                           31,620

TRUCKING - 0.0%
Ryder System, Inc. ..............................            500           11,075

WIRELESS TELECOMMUNICATION
  SERVICES - 0.6%
AT&T Wireless
  Services, Inc.* ...............................          9,300          133,641
Nextel Communications, Inc.* ....................          2,800           30,688
Sprint Corporation
  (PCS Group)* ..................................          3,700           90,317
                                                                     ------------
                                                                          254,646
                                                                     ------------
Total common stocks - 89.0% .....................                      37,483,677

U.S. GOVERNMENT SECURITIES - 0.8%
U.S. Treasury Bill,
  2.15% - 01-17-02 ..............................   $    345,000          344,569


--------------------------------------------------------------------------------
                            See accompanying notes.
                                      102

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES H (ENHANCED INDEX) (CONTINUED)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER        MARKET
REPURCHASE AGREEMENT                                     OF SHARES       VALUE
--------------------                                     ----------      ------
REPURCHASE AGREEMENT - 10.2%
United Missouri Bank,
  1.25%, 01-02-02
  (Collateralized by FNMA,
  01-22-02 with a value of
  $4,374,290) .....................................      $4,288,000   $ 4,288,000
                                                                      -----------
  Total investments - 100.0% ......................                    42,116,246
  Liabilities, less cash and
    other assets - 0.00% ..........................                        (4,241)
                                                                      -----------
  Total net assets - 100.0% .......................                   $42,112,005
                                                                      ===========

The identified cost of investments owned at December 31, 2001 was $48,832,060 for federal income tax purposes.

*Non-income producing security

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) SAILS - Stock Appreciation Income Linked Security - is the term used for a unit consisted of a zero coupon debt security and a forward equity contract.


--------------------------------------------------------------------------------
                             See accompanying notes.

[CLOCK]
SERIES M (GLOBAL TOTAL RETURN SERIES)
February 15, 2002

[PHOTO]                           [WELLINGTON MANAGEMENT LOGO]

David J. Goerz, III               SUBADVISOR, WELLINGTON
Portfolio Manager                 MANAGEMENT COMPANY, LLP

TO OUR CONTRACTHOLDERS:

The Global Total Return Series of SBL Fund returned -13.07% for the past 12 months. The benchmark, which is an unhedged blend of 80% MSCI World Equity Index and 20% Salomon World Government Bond Unhedged Index, returned -13.34%.(1)

SELECTION LED TO GOOD RELATIVE PERFORMANCE
IN DIFFICULT MARKET

For the year, the Series slightly outperformed its benchmark as it benefited from strong stock selection in global equities, as well as the diversification afforded by the allocation to global bonds.

Last year proved another tough year for equity investors, as global equity markets fell for the second year in a row for the first time since 1974. Global bond markets experienced another strong year in 2001, with interest rates declining in most markets. For the first three quarters, equity markets were dragged down by continued fallout from the technology and telecommunications investment boom of the late 1990s. This fallout revealed itself in rapidly declining earnings expectations. Early in the year, the U.S. showed the weakest performance, with reported earnings falling 40%. The terrorist attacks of September 11 further delayed hopes of economic recovery.

Aggressive policy actions in response to the terrorist attacks and excessively pessimistic sentiment in the market eventually laid the groundwork for a strong global equity market rally in the fourth quarter. Surprising signs of strength in several economic leading indicators in the U.S. and Europe provided further fuel for the strong fourth quarter rally. Despite the U.S. being the focus of the earnings slowdown, U.S. equities (-12%) outperformed both Europe (-20%) and the Pacific Basin (-21%). This was largely due to the strong performance of the U.S. dollar and a renewed slump in Japanese economic prospects.

POSSIBLE EQUITY AND BOND MARKET RECOVERIES

Fundamental conditions in the global economy should favor equity markets over bond markets in 2002. Current interest rates present a very low hurdle for stocks to outperform bonds and an eventual recovery in global economic growth should allow equity markets to move higher.

One critical component of a recovery in economic growth is monetary policy. The past year brought an unprecedented amount of global monetary stimulus, which will have effects lasting well into 2002. The U.S. Federal Funds rate, after 11 cuts, now stands at its lowest rate in 40 years. While monetary stimulus has not been as aggressive outside the U.S., it has certainly been supportive, and has accelerated in the fourth quarter. A low global nominal GDP environment in the first half of 2002 likely will keep monetary policy easing worldwide at least until mid-year.

Initial signs of stabilization in economic growth are beginning to appear. The attacks of September 11 drove most global leading economic indicators to new depths, following their recovery from lows made earlier in the year. Since October, however, most indicators of future economic growth in the U.S. have shown surprising strength, including consumer confidence, and the index of leading economic indicators. Outside the U.S., signals of economic strength have been more mixed. Japan has shown no signs of an economic rebound while leading economic indicators for Europe have just started to show signs of stabilization. An additional sign of optimism among analysts is the strong upward trend in earnings expectations. In December, global earnings expectations had one of their largest upward adjustments on record.

In terms of equity valuation levels, they are clearly less attractive than they were at the end of the third quarter due to both rising bond yields and the equity market rally. By most measures, however, equities remain fair-to-attractively valued versus bonds on a global basis. Overall, we need reasonable acceleration of profits this year to whittle down the high absolute price-to-earnings ratios in the market -- especially if interest rates drift higher over the course of the year. While fundamental developments should continue to


--------------------------------------------------------------------------------
                                      104
provide support for equity markets for much of 2002, the recent strong rally in global equity markets has reduced their near-term upside. Also, there is a risk that the markets get over-optimistic about the pace of the 2002 recovery, which will likely be sluggish for at least the next six months. To begin the year we will, therefore, retain our overweight to equities, though at reduced levels.

Sincerely,

David J. Goerz, III
Portfolio Manager

                          AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                           Since
                                         Inception
                1 Year        5 Years     (6-1-95)
Series M        (13.07%)       1.16%       4.02%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

    The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                   SERIES M vs BLENDED INDEX & S&P 500 INDEX

                          SBL M INVESTMENT INFORMATION

           DATE     INVESTMENT   DIVIDEND   PRICE    # OF SHARES    BALANCE      PRICE     VALUE
SBL M

        06/01/1995    10,000                10.0000    1000.0000    1000.0000
        06/30/1995                                                  1000.0000    10.0800   10080.0000     0.80%
        09/30/1995                                                  1000.0000    10.4800   10490.0000     4.07%
        12/31/1995                                                  1000.0000    10.7100   10710.0000     2.10%
        03/31/1996                                                  1000.0000    11.1400   11140.0000     4.01%
        06/30/1996                                                  1000.0000    11.4500   11450.0000     2.78%
        09/16/1996                0.1742    11.3600      15.3346    1015.3345
        09/30/1996                                                  1015.3345    11.4300   11605.2734     1.36%
        12/31/1996                                                  1016.3346    12.0600   12234.7808     5.42%
        03/31/1997                                                  1016.3346    12.0900   12275.3942     0.33%
        06/30/1997                                                  1015.3346    12.9400   13136.4285     7.03%
        09/15/1997                0.5140    12.5800      41.4851    1056.8196
        09/30/1997                                                  1056.8196    13.1200   13885.4726     5.53%
        12/31/1997                                                  1056.8196    12.2900   12988.3124    -6.33%
        03/30/1998                0.9450    12.5100      79.8317    1136.6513
        03/31/1998                                                  1136.6513    12.5800   14299.0727    10.09%
        06/30/1998                                                  1136.6513    12.6800   14412.7379     0.79%
        09/30/1998                                                  1136.6513    11.2800   12821.4261   -11.04%
        12/31/1998                                                  1136.6513    12.8700   14626.7016    14.10%
        02/25/1999                0.9900    11.6700      96.4245    1233.0767
        03/31/1999                                                  1233.0767    11.9700   14769.9278     0.90%
        06/30/1999                                                  1233.0767    12.6400   15586.0892     5.60%
        09/30/1999                                                  1233.0767    12.2800   15142.1816    -2.85%
        12/28/1999                0.4270    12.9700      40.5955    1273.6722
        12/31/1999                                                  1273.6722    13.0900   16672.3689    10.11%
        03/31/2000                                                  1273.6722    13.1900   16799.7361
        06/30/2000                                                  1273.6722    12.7600   16239.3204    -2.60%
        09/15/2000                1.3300    11.1400     162.0632    1426.7354
        09/30/2000                                                  1425.7354      10.98   15626.0598    -3.78%
        12/31/2000                                                  1425.7354      10.46   14913.1921    -4.58%
        02/28/2001                  0.32       9.61      47.4751    1473.2104
        03/31/2001                                                  1473.2104       8.96   13199.9658   -11.49%
        06/30/2001                                                  1473.2104       9.17   13509.3398     2.34%
        09/30/2001                                                  1473.2104       8.02   11815.1477   -12.54%
        12/31/2001                                                  1473.2104        8.8   12964.2519     9.73%

SBL M BLENDED INDEX
80% MSCI & 20% SALOMON SB WORLD GOVT BOND UNHEDGED

                          ENDING
               RETURN     VALUE
                          10,000
MAY     95                10,000
June    95     0.11%      10,011
July    95     4.07%      10,418
Aug     95    -2.46%      10,162
Sept    95     2.79%      10,446
Oct     95    -1.10%      10,331
Nov     95     3.02%      10,643
Dec     95     2.56%      10,916
Jan     96     1.22%      11,049
Feb     96     0.40%      11,093
Mar     96     1.32%      11,239
Apr     96     1.82%      11,443
May     96     0.09%      11,453
June    96     0.58%      11,519
July    96    -2.43%      11,239
Aug     96     1.01%      11,353
Sept    96     3.23%      11,720
Oct     96     0.95%      11,831
Nov     96     4.76%      12,394
Dec     96    -1.43%      12,217
Jan     97     0.44%      12,271
Feb     97     7.84%      13,233
Mar     97    -1.72%      13,006
Apr     97     2.45%      13,325
May     97     5.50%      14,057
June    97     4.24%      14,653
July    97     3.54%      15,172
Aug     97    -5.35%      14,360
Sept    97     4.79%      15,047
Oct     97    -3.78%      14,478
Nov     97     1.12%      14,640
Dec     97     0.93%      14,776
Jan     98     2.44%      15,136
Feb     98     5.59%      15,982
Mar     98     3.19%      16,492
Apr     98     1.11%      16,676
May     98    -0.95%      16,518
June    98     1.94%      16,838
July    98    -0.09%      16,823
Aug     98   -10.11%      15,122
Sept    98     2.49%      15,499
Oct     98     7.84%      16,714
Nov     98     4.49%      17,464
Dec     98     4.32%      18,218
Jan     99     1.58%      18,506
Feb     99    -2.76%      17,996
Mar     99     3.39%      18,606
Apr     99     3.16%      19,193
May     99    -3.25%      18,570
June    99     3.39%      19,200
July    99     0.26%      19,250
Aug     99    -0.04%      19,243
Sept    99    -0.46%      19,155
Oct     99     4.16%      19,952
Nov     99     2.05%      20,362
Dec     99     6.44%      21,673
Jan     00    -4.55%      20,687
Feb     00     0.41%      20,771
Mar     00     5.85%      21,987
Apr     00    -3.32%      21,257
May     00    -1.89%      20,855
June    00     2.87%      21,453
July    00    -2.08%      21,007
Aug     00     2.70%      21,574
Sept    00    -4.11%      20,688
Oct     00    -1.16%      20,448
Nov     00    -4.49%      19,530
Dec     00     1.58%      19,838
Jan     01     1.53%      20,142
Feb     01    -6.76%      18,780
Mar     01    -5.82%      17,687
Apr     01     5.86%      18,724
May     01    -1.05%      18,527
June    01    -2.68%      18,030
July    01    -0.55%      17,931
Aug     01    -3.07%      17,381
Sept    01    -6.89%      16,183
Oct     01     1.70%      16,458
Nov     01     4.46%      17,192
Dec     01     0.00%      17,192


S&P 500 - 6/1/95

Period End    Invest     Charges     Value      Percent Change
  6/1/95      10,000           0     10,000            0
 6/30/95          0            0     10,232         2.32
 7/31/95          0            0     10,572         3.32
 8/31/95          0            0     10,598         0.25
 9/30/95          0            0     11,045         4.22
10/31/95          0            0     11,006        -0.36
11/30/95          0            0     11,489         4.39
12/31/95          0            0     11,711         1.93
 1/31/96          0            0     12,109          3.4
 2/29/96          0            0     12,222         0.93
 3/31/96          0            0     12,339         0.96
 4/30/96          0            0     12,521         1.47
 5/31/96          0            0     12,844         2.58
 6/30/96          0            0     12,893         0.38
 7/31/96          0            0     12,323        -4.42
 8/31/96          0            0     12,583         2.11
 9/30/96          0            0     13,291         5.63
10/31/96          0            0     13,658         2.76
11/30/96          0            0     14,690         7.56
12/31/96          0            0     14,399        -1.98
 1/31/97          0            0     15,299         6.25
 2/28/97          0            0     15,419         0.78
 3/31/97          0            0     14,785        -4.11
 4/30/97          0            0     15,668         5.97
 5/31/97          0            0     16,622         6.09
 6/30/97          0            0     17,366         4.48
 7/31/97          0            0     18,748         7.96
 8/31/97          0            0     17,698         -5.6
 9/30/97          0            0     18,667         5.48
10/31/97          0            0     18,044        -3.34
11/30/97          0            0     18,879         4.63
12/31/97          0            0     19,203         1.72
 1/31/98          0            0     19,415         1.11
 2/28/98          0            0     20,816         7.21
 3/31/98          0            0     21,882         5.12
 4/30/98          0            0     22,102         1.01
 5/31/98          0            0     21,722        -1.72
 6/30/98          0            0     22,604         4.06
 7/31/98          0            0     22,364        -1.07
 8/31/98          0            0     19,130       -14.46
 9/30/98          0            0     20,356         6.41
10/31/98          0            0     22,011         8.13
11/30/98          0            0     23,345         6.06
12/31/98          0            0     24,690         5.76
 1/31/99          0            0     25,730         4.21
 2/28/99          0            0     24,927        -3.12
 3/31/99          0            0     25,924            4
 4/30/99          0            0     26,927         3.87
 5/31/99          0            0     26,292        -2.36
 6/30/99          0            0     27,751         5.55
 7/31/99          0            0     26,885        -3.12
 8/31/99          0            0     26,750         -0.5
 9/30/99          0            0     26,017        -2.74
10/31/99          0            0     27,663         6.33
11/30/99          0            0     28,226         2.03
12/31/99          0            0     29,888         5.89
 1/31/00          0            0     28,387        -5.02
 2/29/00          0            0     27,849        -1.89
 3/31/00          0            0     30,574         9.78
 4/30/00          0            0     29,654        -3.01
 5/31/00          0            0     29,045        -2.05
 6/30/00          0            0     29,761         2.47
 7/31/00          0            0     29,296        -1.56
 8/31/00          0            0     31,116         6.21
 9/30/00          0            0     29,473        -5.28
10/31/00          0            0     29,349        -0.42
11/30/00          0            0     27,035        -7.88
12/31/00          0            0     27,167         0.49
 1/31/01          0            0     28,131         3.55
 2/28/01          0            0     25,566        -9.12
 3/31/01          0            0     23,946        -6.33
 4/30/01          0            0     25,807         7.77
 5/31/01          0            0     25,980         0.67
 6/30/01          0            0     25,348        -2.43
 7/31/01          0            0     25,098        -0.98
 8/31/01          0            0     23,527        -6.26
 9/30/01          0            0     21,627        -8.07
10/31/01          0            0     22,040         1.91
11/30/01          0            0     23,730         7.67
12/31/01          0            0     23,939         0.88
Total        10,000            0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series M (Global Total Return Series) on June 1, 1995 (date of inception) and reflects the fees and expenses of Series M. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $12,964. By comparison, the same $10,000 investment would have grown to $17,192 based on the blended index of 80% MSCI World Index and 20% Salomon Smith Barney World Government Bond Unhedged Index. Comparison is also made to the S&P 500 Index. The same $10,000 investment would have grown to $23,939 based on the S&P 500 Index.

--------------------------------------------------------------------------------
                                      105

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES M (GLOBAL TOTAL RETURN)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER       MARKET
CORPORATE BONDS                                        OF SHARES      VALUE
---------------                                        ----------   --------
AIRLINES - 0.1%
U.S. Airways, Inc.,
  7.076% - 2021 ...................................     $14,974     $ 15,007

AUTOMOTIVE - 0.0%
Ford Motor Company,
  6.375% - 2029 ...................................     $15,000       12,038

CONSUMER NONCYCLICAL - OTHER - 0.1%
Reed Elsevier Capital,
  5.75% - 2008 ....................................     $15,000       13,162

INTEGRATED - 0.0%
Amerada Hess Corporation,
  7.30% - 2031 ....................................     $10,000       10,071

MEDIA - CABLE - 0.0%
U.S. West Capital Funding, Inc.,
  6.875% - 2028 ...................................     $ 5,000       4,331

TECHNOLOGY - 0.2%
International Business Machines Corporation,
  6.464% - 2002(3) ................................     $50,000      44,554

TELECOMMUNICATIONS - 0.1%
Level 3 Communications,
  10.75% - 2008 ...................................     $ 5,000       2,092
WorldCom, Inc.,
  8.25% - 2010 ....................................     $15,000      16,125
                                                                   --------
                                                                     18,217
                                                                   --------
  Total corporate bonds - 0.5% ....................                 117,380

MUNICIPAL BONDS

CALIFORNIA - 0.2%
Los Angeles County, California
  Pension Obligation,
  8.49% - 2004 ....................................     $40,000      44,122

COMMON STOCKS

AEROSPACE & DEFENSE - 0.5%
Lockheed Martin Corporation(1) ....................       2,900     135,343

AIR FREIGHT & COURIERS - 0.3%
FedEx Corporation* ................................       1,500      77,820

BANKS - 1.3%
Bank of America Corporation(1) ....................       2,400     151,080
UnionBanCal Corporation ...........................       2,000      76,000
Wachovia Corporation ..............................       3,400     106,624
                                                                   --------
                                                                    333,704

BROADCASTING & CABLE TV - 1.0%
Liberty Media Corporation*(1) .....................      17,500     245,000

                                                        NUMBER       MARKET
CORPORATE BONDS (CONTINUED)                            OF SHARES      VALUE
---------------------------                            ----------   --------
COMPUTER HARDWARE - 1.5%
Dell Computer Corporation* ........................       2,900    $ 78,822
Hewlett-Packard Company*(1) .......................       6,100     125,294
International Business Machines Corporation .......         600      72,576
Sycamore Networks, Inc.* ..........................      16,500      88,440
                                                                   --------
                                                                    365,132
COMPUTER STORAGE & PERIPHERALS - 0.4%
Lexmark International, Inc.* ......................       1,500      88,500

DATA PROCESSING SERVICES - 1.4%
First Data Corporation(1) .........................       4,300     337,335

DIVERSIFIED FINANCIAL SERVICES - 3.5%
Ambac Financial Group, Inc.(1) ...................        2,800     162,008
Citigroup, Inc.(1) ................................      10,166     513,180
Fannie Mae(1) .....................................       2,600     206,700
                                                                   --------
                                                                    881,888
DRUG RETAIL - 0.5%
CVS Corporation(1) ................................       4,400     130,240

ELECTRIC UTILITIES - 0.4%
Dominion Resources, Inc. ..........................       1,500      90,150

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Solectron Corporation*(1) .........................      12,540     141,451

FOOD RETAIL - 0.8%
Safeway, Inc.*(1) .................................       4,600     192,050

GAS UTILITIES - 0.4%
El Paso Corporation ...............................       2,000      89,220

GENERAL MERCHANDISE STORES - 1.8%
Dollar General Corporation ........................       7,600     113,240
Target Corporation(1) .............................       5,300     217,565
Wal-Mart Stores, Inc. .............................       2,100     120,855
                                                                   --------
                                                                    451,660
HEALTH CARE DISTRIBUTORS & SERVICES - 0.6%
McKesson Corporation(1) ...........................       4,100     153,340

HEALTH CARE EQUIPMENT - 0.3%
Becton, Dickinson & Company .......................       2,600      86,190

HOME IMPROVEMENT RETAIL - 1.1%
Home Depot, Inc.(1) ...............................       2,600     132,626
Lowe's Companies, Inc.(1) .........................       2,800     129,948
                                                                   --------
                                                                    262,574
HOUSEHOLD PRODUCTS - 1.2%
Kimberly-Clark Corporation ........................       1,900     113,620
Procter & Gamble Company(1) .......................       2,400     189,912
                                                                   --------
                                                                    303,532


--------------------------------------------------------------------------------
                            See accompanying notes.
                                      106

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                          NUMBER      MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES     VALUE
-------------------------                              ----------   ----------
INDUSTRIAL CONGLOMERATES - 2.3%
General Electric Company(1) .......................       5,200     $  208,416
Tyco International, Ltd.(1) .......................       6,400        376,960
                                                                    ----------
                                                                       585,376

INTEGRATED OIL & GAS - 0.9%
ChevronTexaco Corporation .........................       1,200        107,532
Exxon Mobil Corporation ...........................       3,000        117,900
                                                                    ----------
                                                                       225,432

INTEGRATED TELECOMMUNICATION
  SERVICES - 2.5%
AT&T Corporation(1) ...............................      10,900        197,726
Sprint Corporation
  (FON Group) .....................................       4,800         96,384
Verizon Communications, Inc.(1) ...................       3,900        185,094
WorldCom, Inc. - WorldCom
  Group*(1) .......................................      10,250        144,320
                                                                    ----------
                                                                       623,524

INTERNET SOFTWARE & SERVICES - 0.2%
VeriSign, Inc.* ...................................       1,575         59,913

MOVIES & ENTERTAINMENT - 1.0%
AOL Time Warner, Inc.*(1) .........................       7,400        237,540

MULTI-LINE INSURANCE - 1.0%
American International Group, Inc.(1) .............       3,200        254,080

MULTI-UTILITIES - 0.3%
Dynegy, Inc. ......................................       3,200         81,600

NETWORKING EQUIPMENT - 0.8%
Cisco Systems, Inc.*(1) ...........................      10,900        197,399

OFFICE SERVICES & SUPPLIES - 0.5%
Avery Dennison Corporation(1) .....................       2,200        124,366

OIL & GAS EXPLORATION & PRODUCTION - 0.5%
Burlington Resources, Inc. ........................       3,100        116,374

PAPER PACKAGING - 0.4%
Temple-Inland, Inc. ...............................       1,700         96,441

PAPER PRODUCTS - 0.4%
Abitibi-Consolidated, Inc. ........................      12,700         92,964

PHARMACEUTICALS - 3.5%
Abbott Laboratories(1) ............................       4,100        228,575
Eli Lilly & Company(1) ............................       2,200        172,788
Pharmacia Corporation(1) ..........................       8,100        345,465
Schering-Plough Corporation(1) ....................       3,700        132,497
                                                                    ----------
                                                                       879,325

PROPERTY & CASUALTY INSURANCE - 1.1%
MBIA , Inc.(1) ....................................       2,700        144,801
St. Paul Companies, Inc.(1) .......................       3,200        140,704
                                                                    ----------
                                                                       285,505

SEMICONDUCTOR EQUIPMENT - 0.3%
Credence Systems Corporation* .....................       4,500         83,565

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                          NUMBER      MARKET
COMMON STOCKS (CONTINUED)                               OF SHARES     VALUE
-------------------------                              ----------   ----------
SEMICONDUCTORS - 0.7%
Intel Corporation .................................       2,900     $   91,205
Xilinx, Inc.* .....................................       2,100         82,005
                                                                    ----------
                                                                       173,210

SOFT DRINKS - 0.8%
PepsiCo, Inc.(1) ..................................       3,900        189,891

SPECIALTY STORES - 0.7%
Bed Bath & Beyond, Inc.*(1) .......................       5,400        183,060

SYSTEMS SOFTWARE - 1.8%
Microsoft Corporation*(1) .........................       6,800        450,636

TELECOMMUNICATIONS EQUIPMENT - 0.4%
Motorola, Inc. ....................................       3,400         51,068
QUALCOMM, Inc.* ...................................       1,200         60,600
                                                                    ----------
                                                                       111,668
TOBACCO - 1.2%
Philip Morris Companies, Inc.(1) ..................       3,700        169,645
R.J. Reynolds Tobacco Holdings, Inc.(1) ...........       2,200        123,860
                                                                    ----------
                                                                       293,505
                                                                    ----------
  Total common stocks - 38.9% .....................                  9,710,503

U.S. GOVERNMENT SECURITIES - 2.2%
U.S. Treasury Bonds:
  7.25% - 2016 ....................................    $ 70,000         80,929
  6.25% - 2023 ....................................    $110,000        116,445
  5.50% - 2028 ....................................    $ 10,000          9,689
                                                                    ----------
                                                                       207,063
U.S. Treasury Notes:
  3.625% - 2002(1) ................................    $166,668        168,205
  3.50% - 2006 ....................................    $ 83,000         80,011
  5.625% - 2008 ...................................    $ 17,000         17,819
  4.250% - 2010 ...................................    $    164            172
  5.00% - 2011 ....................................    $ 80,000         79,800
                                                                    ----------
                                                                       346,007
                                                                    ----------
  Total U.S. government securities - 2.2% .........                    553,070

MORTGAGE BACKED SECURITIES
CMO'S - 0.1%
Credit Suisse First Boston Mortgage
  Securities Corporation,
  7.15% - 2029 ....................................    $ 25,000         26,452

PASS THRU'S - 0.6%
Federal Home Loan Mortgage
  Corporation, 7.312% - 2029 ......................    $ 91,742         94,437
Government National Mortgage
  Association, 6.00% - 2009 .......................    $ 54,762         56,138
                                                                    ----------
                                                                       150,575


--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                       PRINCIPAL      MARKET
MORTGAGE BACKED SECURITIES (CONTINUED)                   AMOUNT       VALUE
--------------------------------------                 ----------   ----------
OTHER NON AGENCY - 0.0%
Residential Funding
  Mortgage Sec., 6.00% - 2009 .....................    $     8,603   $  8,613
                                                                     --------
  Total mortgage backed securities - 0.7% .........                   185,640

ASSET BACKED SECURITIES

AUTO - 0.5%
ANRC Auto Owner Trust,
  7.00% - 2003 ....................................          3,177      3,182
Associates Auto Receivable Trust,
  6.79% - 2003 ....................................          4,822      4,837
CARCO Auto Loan Master Trust,
  5.78% - 2004 ....................................         35,000     35,189
First Security Auto Owner Trust,
  6.80% - 2003 ....................................          7,878      7,929
Harley-Davidson Motorcycle Trust,
  5.27% - 2009 ....................................         15,000     15,470
Harley-Davidson Eaglemark Motorcycle Trust,
  6.88% - 2004 ....................................          9,538      9,650
Honda Auto Lease Trust, 6.65% - 2005 ..............         35,000     35,495
Honda Auto Receivables Owner Trust,
  6.65% - 2002 ....................................          9,218      9,258
Toyota Auto Receivables Owner Trust,
  6.75% - 2003 ....................................         11,792     11,878
                                                                     --------
                                                                      132,888

CREDIT CARD - 0.4%
Citibank Credit Card Master Trust,
  6.55% - 2004 ....................................         35,000     35,191
Discover Card Master Trust, 5.90% - 2004 ..........         35,000     35,385
MBNA Master Credit Card Trust,
  6.40% - 2005 ....................................         30,000     30,762
                                                                     --------
                                                                      101,338
HOME EQUITY LOANS - 0.2%
Advanta Credit Card Company
  Home Equity 99-4M, 2.475% - 2029(3) .............         39,791     39,815
PP&L Transition Bond Company,
  6.41% - 2003 ....................................          5,866      5,866
                                                                     --------
                                                                       45,681
                                                                     --------
  Total asset backed securities - 1.1% ............                   279,907

FOREIGN CORPORATE BONDS

CANADA - 0.1% Abitibi-Consolidated, Inc.,
  8.85% - 2030 ....................................         25,000     26,008

CAYMAN ISLANDS - 0.0%
PDVSA Finance, Ltd.,
  8.50% - 2012 ....................................         10,000      9,100

                                                       PRINCIPAL      MARKET
FOREIGN CORPORATE BONDS (CONTINUED)                      AMOUNT       VALUE
-----------------------------------                    ----------   ----------
FRANCE - 0.1%
France Telecom,
  7.50% - 2011(2) .................................         10,000     15,306

LUXEMBOURG - 0.1%
Tyco International Group, S.A.,
  4.15% - 2003(3) .................................         30,000     29,906

MEXICO - 0.1%
Pemex Master Trust 144A,
  7.75% - 2007(2) .................................         15,000     13,757
                                                                     --------
  Total foreign corporate bonds - 0.4% ............                    94,077

FOREIGN GOVERNMENT BONDS

AUSTRALIA - 0.3%
Australia Government,
  6.50% - 2013(2) .................................        125,000     65,742

CANADA - 0.2%
Canada Government:
  5.00% - 2004(2) .................................         60,000     38,792
  5.75% - 2029(2) .................................         35,000     22,211
                                                                     --------
                                                                       61,003
COLUMBIA - 0.1%
Republic of Columbia, 9.75% - 2011 ................         14,540     15,231

DENMARK - 0.4%
Kingdom of Denmark, 7.00% - 2004(2) ...............        750,000     95,940

FRANCE - 0.3%
  Government of France O.A.T.,
  5.25% - 2008(2) .................................         90,000     82,388

GERMANY - 3.6%
Bundesrepublic Deutschland:
  3.750% - 2003(1,2) ..............................        275,000    245,656
  6.875% - 2005(2) ................................         90,000     86,757
  6.000% - 2007(2) ................................         15,000     14,315
  5.250% - 2011(1,2) ..............................        474,000    431,799
  6.500% - 2027(2) ................................        120,000    121,587
                                                                     --------
                                                                      900,114
ITALY - 0.4%
Italy BTPS, 4.75% - 2005(2) .......................         50,000     45,205
Italy BTPS, 6.50% - 2027(2) .......................         65,000     64,252
                                                                     --------
                                                                      109,457
JAPAN - 2.2%
Japan Government #195,
  2.40% - 2007(1,2) ...............................     16,800,000    140,511
Japan Government #213,
  1.40% - 2009(1,2) ...............................     38,500,000    302,292
Japan Government #227,
  1.60% - 2011(2) .................................     12,400,000     97,385
                                                                     --------
                                                                      540,188


--------------------------------------------------------------------------------
                            See accompanying notes.
                                      108

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER        MARKET
FOREIGN GOVERNMENT BONDS (CONTINUED)                   OF SHARES      VALUE
--------------------------------------                 ----------   ----------
NEW ZEALAND - 0.1%
New Zealand Government,
  6.00% - 20112 ...................................    $   40,000   $   15,667

PERU - 0.1%
Republic of Peru,
  4.00% - 2017 ....................................    $   30,000       21,353

RUSSIA - 0.1%
Russian Federation,
  8.25% - 2010 ....................................    $   20,000       17,400

SWEDEN - 1.5%
Swedish Government,
  3.50% - 2006(1,2) ...............................    $4,400,000      396,673

UNITED KINGDOM - 0.9%
UK Treasury:
  6.50% - 2003(1,2) ...............................    $   85,000      127,606
  7.50% - 2006(2) .................................    $   25,000       40,096
  4.25% - 2032(2) .................................    $   45,000       60,627
                                                                    ----------
                                                                       228,329
                                                                    ----------
  Total foreign government bonds - 10.2% ..........                  2,549,485

FOREIGN STOCKS

AUSTRALIA - 1.1%
Australia & New Zealand
  Banking Group, Ltd.(1) ..........................        16,473      150,175
News Corporation, Ltd. ............................        15,035      120,233
                                                                    ----------
                                                                       270,408
FINLAND - 0.7%
Nokia Oyj(1) ......................................         6,900      177,923

FRANCE - 4.2%
Aventis S.A.(1) ...................................         1,900      134,918
Axa ...............................................         2,120       44,303
BNP Paribas S.A.(1) ...............................         2,100      187,919
CNP Assurances ....................................         2,940       93,455
PSA Peugeot Citroen ...............................         1,980       84,183
Technip-Coflexip S.A. .............................           844      112,725
TotalFinaElf S.A.(1) ..............................         1,700      242,794
Union du Credit-Bail
  Immobilier ......................................         1,200       60,957
Usinor S.A. .......................................         6,300       78,814
                                                                    ----------
                                                                     1,040,068
GERMANY - 1.3%
Adidas-Salomon AG .................................         1,400      105,085
Bayerische Motoren
  Werke AG(1)......................................         3,890      135,602
SAP AG ............................................           700       91,186
                                                                    ----------
                                                                       331,873
HONG KONG - 0.4%
Hong Kong Electric
  Holdings, Ltd. ..................................        24,500       91,114

                                                        NUMBER        MARKET
FOREIGN STOCKS (CONTINUED)                             OF SHARES      VALUE
--------------------------                             ----------   ----------
IRELAND - 1.2%
Allied Irish Banks plc ............................         8,400   $   97,232
Jefferson Smurfit Group plc .......................        31,800       69,371
Ryanair Holdings plc ADR*(1) ......................         4,200      134,610
                                                                    ----------
                                                                       301,213
ITALY - 1.7%
Banca Monte dei Paschi di
  Siena SpA .......................................             1            2
Benetton Group SpA ................................         4,017       45,496
ENI SpA(1) ........................................        17,300      216,887
Telecom Italia SpA ................................         7,000       59,835
UniCredito Italiano SpA ...........................        28,481      114,371
                                                                    ----------
                                                                       436,591
JAPAN - 6.0%
Acom Company, Ltd. ................................           800       58,294
Banyu Pharmaceutical
  Company, Ltd.(1) ................................         9,000      133,908
Eisai Company, Ltd.(1) ............................         6,000      149,245
Henderson Land Development
  Company, Ltd. ...................................        18,000       81,253
Hoya Corporation(1) ...............................         3,000      179,231
Kawasumi Laboratories, Inc.(1) ....................        13,000      128,949
Komatsu, Ltd. .....................................        12,000       42,942
Kyocera Corporation ...............................           300       19,571
Nintendo Company, Ltd.(1) .........................           700      122,577
Nippon Television Network
  Corporation .....................................           560      119,255
Shizuoka Bank, Ltd. ...............................        14,000      105,967
Sky Perfect
  Communications, Inc.* ...........................            52       48,009
Sony Corporation ..................................         1,100       50,275
Sumitomo Trust & Banking
  Company, Ltd. ...................................        10,000       40,592
Takefuji Corporation(1) ...........................         2,320      167,813
Tokyo Style Company, Ltd. .........................         7,000       60,034
                                                                    ----------
                                                                     1,507,915
NETHERLANDS - 2.7%
Aegon N.V. ........................................         1,000       27,068
Akzo Nobel N.V. ...................................         2,400      107,169
Elsevier N.V. .....................................         6,723       79,496
IHC Caland N.V.(1) ................................         4,198      196,240
Koninklijke (Royal) Philips
  Electronics N.V. ................................         1,600       47,554
Koninklijke KPN N.V.* .............................         3,496       17,774
KPNQwest N.V.* ....................................        11,300       79,184
STMicroelectronics N.V. ...........................         3,600      115,556
                                                                    ----------
                                                                       670,041
NORWAY - 0.4%
Norsk Hydro ASA ...................................         2,640      110,671

PORTUGAL - 0.3%
Portugal Telecom, SGPS, S.A.* .....................        10,500       81,806


--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES M (GLOBAL TOTAL RETURN) (CONTINUED)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER         MARKET
FOREIGN STOCKS (CONTINUED)                             OF SHARES       VALUE
--------------------------                             ----------   -----------
SINGAPORE - 0.4%
United Overseas Bank, Ltd. ........................        13,000   $    89,412

SPAIN - 1.6%
Banco Popular Espanol S.A. ........................         3,200       105,081
Endesa S.A. .......................................         6,100        95,430
Industria de Diseno Textil, S.A.* .................         5,900       112,474
Telefonica S.A.* ..................................         5,816        77,834
                                                                    -----------
                                                                        390,819
SWEDEN - 1.6%
Gambro AB .........................................        15,100        94,288
Hennes & Mauritz AB ...............................         5,390       111,503
Nordea AB .........................................        21,680       114,707
Swedish Match AB ..................................        16,730        88,517
                                                                    -----------
                                                                        409,015

SWITZERLAND - 1.4%
Converium Holding AG* .............................           816        39,662
Credit Suisse Group* ..............................         2,281        97,268
Givaudan S.A. .....................................           230        70,096
Holcim, Ltd. ......................................         1,967        86,011
Novartis AG .......................................         1,960        70,831
                                                                    -----------
                                                                        363,868
UNITED KINGDOM - 5.3%
Abbey National plc ................................         6,785        96,675
Amersham plc ......................................         9,900        94,952
AstraZeneca plc(1) ................................         7,500       338,708
BAE Systems plc ...................................        22,200        99,918
British Airways plc ...............................        12,600        36,080
BT Group plc* .....................................        23,300        85,794
J. Sainsbury plc(1) ...............................        36,900       197,095
Lloyds TSB Group plc ..............................         2,396        25,909
Reed International plc ............................         7,200        59,311
Royal Bank of Scotland Group plc(1) ...............         5,900       143,572
Vodafone Group plc(1) .............................        55,150       144,076
                                                                    -----------
                                                                      1,322,090
                                                                    -----------
  Total foreign stocks - 30.3% ....................                   7,594,827

OPTIONS PURCHASED - 0.0%
JPY Put Option, expires 06-06-02
  - strike price 128.00 ...........................        45,000         1,784

TEMPORARY CASH INVESTMENTS

REPURCHASE AGREEMENT - 10.9%
SBC Warburg Treasury Repurchase Agreement,
  1.69%, 01-02-02 (Collateralized by U.S.
  Treasury Strips, 8.125% - 2021
  with a value of $2,793,083) .....................    $2,728,000     2,728,000

                                                        PRINCIPAL      MARKET
TEMPORARY CASH INVESTMENTS (CONTINUED)                   AMOUNT        VALUE
--------------------------------------                 ----------   -----------
U.S. TREASURY BILLS - 4.4%
  1.987% - 2002(1) ................................    $ 800,000    $   798,688
  1.67% - 2002(1) ................................       300,000        298,875
                                                                    -----------
                                                                      1,097,563
                                                                    -----------
  Total temporary cash investments - 15.3% ........                   3,825,563
                                                                    -----------
  Total investments - 99.8% .......................                  24,956,358
  Cash and other assets,
    less liabilities - 0.2% .......................                      50,786
                                                                    -----------
  Total net assets - 100.0% .......................                 $25,007,144
                                                                    ===========

The identified cost of investments owned at December 31, 2001 was $25,767,751 for federal income tax purposes.

* Non-income producing security

ADR (American Depositary Receipt).

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) Principal amount on foreign bond is reflected in local currency (e.g. Danish Krone) while market value is reflected in U.S. dollars.

(3) Variable rate security. Rate indicated is rate effective at December 31, 2001.



--------------------------------------------------------------------------------
                            See accompanying notes.
                                      110

[CLOCK]
SERIES S (SOCIAL AWARENESS SERIES)
February 15, 2002

[PHOTO]                         [SECURITY FUNDS LOGO]

Cindy L. Shields                ADVISOR, SECURITY
Senior Portfolio Manager        MANAGEMENT COMPANY, LLC

TO OUR CONTRACTHOLDERS:

The past 12-month period proved to be a challenge for social investors. The Social Awareness Series of SBL Fund returned -13.10% for 2001, while the benchmark Domini Social 400 Index returned -12.07%.(1)

MATERIALS AND CONSUMER DISCRETIONARIES
LEAD PERFORMANCE
The Series held a small weighting in the materials area, but stock selection caused our performance in the sector to nearly double that of the benchmark. Industrial gas manufacturer Praxair, Inc. accounted for the largest portion of that gain, increasing by 26% for the Series over the year.

In the consumer discretionary sector, stock selection added to the Series' performance. Lowe's Companies, Inc., a home improvement retailer, had an outstanding year, gaining nearly 110% for the Series. Lowe's benefited from improving same-store sales and a strong housing sector. Family Dollar Stores, Inc., a retailer that markets to low income consumers, saw increases of 41% over the year, and Target Corporation, a discount retailer, gained 28%.

AT&T Corporation led gains in the telecommunication service area. AT&T gained 37% after announcing that they would sell their interests in the cable industries. Sprint PCS Group posted positive gains of 19%, as consumers created greater demand for cell phones following the September 11 tragedy.

TECHNOLOGY AND HEALTHCARE UNDERPERFORM
Information technology was the largest sector in the Series. While some larger information technology holdings performed very well for the Series (Microsoft Corporation +52%; IBM +42%; Dell Computer Corporation +55%), many did not. Three smaller positions were the largest contributors to the absolute negative performance of the sector. Comverse Technology, Inc. and EMC Corporation each lost 79%, while Applied Materials lost 74%. Overall, the sector returned -18% for the Series, slightly better than the benchmark's return of -19%.

The healthcare sector lost 16% for the Series over the 12-month period. We held overweight positions in drug manufacturers Merck & Company, Inc. and Schering-Plough Corporation, both of which lost 35% for the Series. Investors grew concerned about the profitability changes at Merck, as a result of its growing mail-order pharmacy business. Fears built around Schering-Plough's ability to manage its upcoming patent expiration on its allergy drug Claritin. Clarinex, the next generation of Claritin, has not yet gained FDA approval as of the end of 2001.

RECOVERY MORE "U-SHAPED" THAN "V"
Equity markets experienced a nice rally in the Fall of 2001, spurred on by robust stimulus from lower interest rates and government spending to encourage economic recovery. However, the markets may be slightly ahead of themselves at this time. Typically, high interest rates cause recessions because of low consumer spending. The recession then causes pent-up demand among consumers, which eventually results in a V-shaped recovery curve. But this particular recession is not a result of consumer spending, but rather a product of a slower corporate capital spending cycle. With corporate profits down, capital spending goes down as well. Without the need to upgrade plant and equipment driven by a technology upgrade wave, it's difficult to envision a robust recovery for the economy in the first half of 2002. While it seems that the U.S.

--------------------------------------------------------------------------------
                                      111

[CLOCK]
SERIES S (SOCIAL AWARENESS SERIES)
February 15, 2002


economy has stabilized, the rest of the world is still following slowly. For this reason, we look for the recovery to be somewhat muted and happen over a longer period of time, resulting in a U-shaped curve. As the market starts to reflect this slower pace and ramp of the recovery, we believe that more aggressive posturing will be warranted.

Sincerely,



Cindy Shields
Senior Portfolio Manager


                          AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

               1 Year      5 Year    10 Years
Series S      (13.10%)      7.41%     10.52%

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

                     SERIES S VS. DOMINI SOCIAL 4000 INDEX

                                    [CHART]

                             SBL S INVESTMENT INFORMATION
       DATE           INVESTMENT  DIVIDEND    PRICE   # OF SHARES     BALANCE         price     value

SBL S

          12/31/91       10,000              10.5500    947.8673       947.8673      10.5500   10,000.00       #REF!
           3/31/92                                                     947.8673      11.1300   10,549.76       5.50%
           6/30/92                                                     947.8673      10.0500    9,526.07      -9.70%
           9/17/92                 0.0210    10.2590      1.9403       949.8076
           9/30/92                                                     949.8076      10.2100    9,697.54       1.80%
          12/31/92                                                     949.8076      12.2500   11,635.14      19.98%
           3/31/93                                                     949.8076      12.1600   11,549.66      -0.73%
           6/30/93                                                     949.8076      12.5000   11,872.59       2.80%
           9/16/93                 0.0120    13.1280      0.8682       950.6758
           9/30/93                                                     950.6758      13.4400   12,777.08       7.62%
          12/31/93                                                     950.6768      13.6900   13,014.75       1.86%
           3/31/94                                                     950.6768      13.2800   12,624.97      -2.99%
           6/30/94                                                     950.6768      12.7700   12,140.13      -3.84%
           9/15/94                 0.2050    13.0250     14.9627       965.6384
           9/30/94                                                     965.6384      13.0500   12,601.58       3.80%
          12/31/94                                                     965.6384      12.9700   12,624.33      -0.61%
        03/31/1995                                                     965.6384      13.7400   13,267.87       5.94%
        06/30/1995                                                     965.6384      14.7500   14,243.17       7.35%
           9/12/95                 0.0770    16.2500      4.5756       970.2141
        09/30/1996                                                     970.2141      16.1900   16,707.77      10.28%
          12/31/95                                                     970.2141      16.4900   16,998.83       1.85%
        03/31/1996                                                     970.2141      17.6100   17,085.47       6.79%
        06/30/1996                                                     970.2141      18.9200   18,356.45       7.44%
        09/16/1996                 0.5130    19.0500     26.1270       996.3411
        09/30/1996                                                     996.3411      19.3000   19,229.38       4.76%
        12/31/1996                                                     996.3411      19.0800   19,010.19      -1.14%
        03/31/1997                                                     996.3411      18.3400   18,272.90      -3.88%
        06/30/1997                                                     996.3411      21.1800   21,102.50      15.49%
        09/15/1997                 1.0980    21.2100     51.5786      1047.9197
        09/30/1997                                                    1047.9197      21.7100   22,750.34       7.81%
        12/31/1997                                                    1047.9197      22.2500   23,316.21       2.49%
        03/30/1998                   0.72      24.22     31.1520      1079.0717
        03/31/1998                                                    1079.0717        24.49   28,426.47      13.34%
        06/30/1998                                                    1079.0717        25.02   26,998.37       2.16%
        09/30/1998                                                    1079.0717        22.76   24,559.67      -9.03%
        12/31/1998                                                    1079.0717         26.4   30,645.64      24.78%
        02/25/1999                  1.288      27.36     60.7984      1129.8701
        03/31/1999                                                    1129.8701        27.88   31,500.78       2.79%
        06/30/1999                                                    1129.8701        29.97   33,862.21       7.50%
        09/30/1999                                                    1129.8701        28.11   31,760.65      -6.21%
        12/29/1999                  0.074      31.61      2.6451      1132.5152
        12/31/1999                                                    1132.5152        31.71   35,912.06      13.07%
        03/31/2000                                                    1132.5152        33.58   38,029.86
        06/30/2000                                                    1132.5152        32.47   36,772.77       2.40%
        09/30/2000                                                    1132.5152         30.6   34,664.97      -5.76%
        12/31/2000                                                    1132.5152        27.62   31,280.07      -9.74%
        02/28/2001                  1.473      24.48     65.1452      1200.6604
        03/31/2001                                                    1200.6604        22.81   27,387.06     -12.45%
        06/30/2001                                                    1200.6604        23.96   28,787.82       5.04%
        09/30/2001                                                    1200.6604        20.01   24,025.21     -16.49%
        12/31/2001                                                    1200.6604        22.64   27,182.95      13.14%

DOMINI - TEN YEARS

Period End     Invest      Charges      Value      Percent Change

13/31/1991     10,000         0         10,000               0
01/31/1992          0         0          9,906           -0.94
02/29/1992          0         0         10,067            1.63%
03/31/1992          0         0          9,810           -2.56%
04/30/1992          0         0          9,409           -4.09%
05/31/1992          0         0          9,997            6.25%
06/30/1992          0         0          9,801           -1.96%
07/31/1992          0         0         10,257            4.66%
08/31/1992          0         0         10,108           -1.46%
09/30/1992          0         0         10,326            2.16%
10/31/1992          0         0         10,570            2.36%
11/30/1992          0         0         11,011            4.18%
12/31/1992          0         0         11,210            1.80%
01/31/1993          0         0         11,365            1.39%
02/28/1993          0         0         11,456            0.80%
03/31/1993          0         0         11,718            2.28%
04/30/1993          0         0         11,183           -4.56%
05/31/1993          0         0         11,525            3.06%
06/30/1993          0         0         11,547            0.19%
07/31/1993          0         0         11,547               0
08/31/1993          0         0         12,006            3.97%
09/30/1993          0         0         11,952           -0.45%
10/31/1993          0         0         12,179            1.90%
11/30/1993          0         0         12,046           -1.09%
12/31/1993          0         0         12,164            0.98%
01/31/1994          0         0         12,483            2.62%
02/28/1994          0         0         12,256           -1.82%
03/31/1994          0         0         11,707           -4.48%
04/30/1994          0         0         11,832            1.07%
05/31/1994          0         0         11,960            1.08%
06/30/1994          0         0         11,692           -2.24%
07/31/1994          0         0         12,010            2.72%
08/31/1994          0         0         12,535            4.37%
09/30/1994          0         0         12,230           -2.43%
10/31/1994          0         0         12,454            1.83%
11/30/1994          0         0         12,118           -2.70%
12/31/1994          0         0         12,185            0.56%
01/31/1995          0         0         12,596            3.37%
02/28/1995          0         0         13,114            4.11%
03/31/1995          0         0         13,439            2.48%
04/30/1995          0         0         13,775            2.50%
05/31/1995          0         0         14,311            3.89
06/30/1995          0         0         14,767            3.19
07/31/1995          0         0         15,271            3.41
08/31/1995          0         0         15,326            0.36
09/30/1995          0         0         15,943            4.03
10/31/1995          0         0         15,977            0.21
11/30/1995          0         0         16,705            4.56
12/31/1995          0         0         16,842            0.82
01/31/1996          0         0         17,371            3.14
02/29/1996          0         0         17,675            1.75
03/31/1996          0         0         17,711             0.2
04/30/1996          0         0         18,028            1.79
05/31/1996          0         0         18,491            2.57
06/30/1996          0         0         18,537            0.25
07/31/1996          0         0         17,707           -4.48
08/31/1996          0         0         18,233            2.97
09/30/1996          0         0         19,305            5.88
10/31/1996          0         0         19,743            2.27
11/30/1996          0         0         21,287            7.82
12/31/1996          0         0         20,836           -2.12
01/31/1997          0         0         22,392            7.47
02/28/1997          0         0         22,547            0.69
03/31/1997          0         0         21,545           -4.44
04/30/1997          0         0         23,196            7.66
05/31/1997          0         0         24,458            5.44
06/30/1997          0         0         25,385            3.79
07/31/1997          0         0         27,641            8.89
08/31/1997          0         0         26,074           -5.67
09/30/1997          0         0         27,516            5.53
10/31/1997          0         0         26,655           -3.13
11/30/1997          0         0         28,289            6.13
12/31/1997          0         0         28,806            1.83
01/31/1998          0         0         29,414            2.11
02/28/1998          0         0         31,614            7.48
03/31/1998          0         0         32,958            4.25
04/30/1998          0         0         33,185            0.69
05/31/1998          0         0         32,578           -1.83
06/30/1998          0         0         34,259            5.16
07/31/1998          0         0         34,101           -0.46
08/31/1998          0         0         29,051          -14.81
09/30/1998          0         0         30,971            6.61
10/31/1998          0         0         33,718            8.87
11/30/1998          0         0         36,055            6.93
12/31/1998          0         0         38,759             7.5
01/31/1999          0         0         41,325            6.62
02/28/1999          0         0         39,453           -4.53
03/31/1999          0         0         40,775            3.35
04/30/1999          0         0         41,806            2.53
05/31/1999          0         0         40,916           -2.13
06/30/1999          0         0         43,543            6.42
07/31/1999          0         0         42,315           -2.82
08/31/1999          0         0         42,256           -0.14
09/30/1999          0         0         40,912           -3.18
10/31/1999          0         0         43,718            6.86
11/30/1999          0         0         45,415            3.88
12/31/1999          0         0         48,258            6.26
01/31/2000          0         0         45,652            -5.4
02/29/2000          0         0         45,063           -1.29
03/31/2000          0         0         49,799           10.51
04/30/2000          0         0         47,463           -4.69
05/31/2000          0         0         45,503           -4.13
06/30/2000          0         0         47,123            3.56
07/31/2000          0         0         46,280           -1.79
08/31/2000          0         0         47,927            3.56
09/30/2000          0         0         44,932           -6.25
10/31/2000          0         0         45,516             1.3
11/30/2000          0         0         41,966            -7.8
12/31/2000          0         0         41,357           -1.45
01/31/2001          0         0         43,206            4.47
02/28/2001          0         0         38,876          -10.02
03/31/2001          0         0         36,381           -6.42
04/30/2001          0         0         38,789            6.62
05/31/2001          0         0         38,975            0.48
06/30/2001          0         0         38,344           -1.62
07/31/2001          0         0         38,336           -0.02
08/31/2001          0         0         35,925           -6.29
09/30/2001          0         0         32,907            -8.4
10/31/2001          0         0         33,325            1.27
11/30/2001          0         0         36,264            8.82
12/31/2001          0         0         36,362            0.27
Total          10,000         0



                             $10,000 Since Inception


The chart above assumes a hypothetical $10,000 investment in Series S (Social Awareness Series) on December 31, 1991 and reflects the fees and expenses of Series S. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $27,183. By comparison, the same $10,000 investment would have grown to $36,362 based on the Domini Social 400 Index.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES S (SOCIAL AWARENESS)


                                                        NUMBER      MARKET
COMMON STOCKS                                          OF SHARES    VALUE
-------------                                          ---------  -----------
ADVERTISING - 1.5%
Omnicom Group, Inc. ...............................      26,900   $ 2,403,515

AIR FREIGHT & COURIERS - 0.4%
FedEx Corporation* ................................      13,000       674,440

AIRLINES - 1.2%
Southwest Airlines Company ........................     101,550     1,876,644

APPAREL RETAIL - 0.4%
Talbots, Inc. .....................................      15,800       572,750

BANKS - 7.9%
Bank of America Corporation .......................      40,800     2,568,360
Bank of New York Company, Inc. ....................      54,800     2,235,840
Bank One Corporation ..............................      34,300     1,339,415
Fifth Third Bancorp ...............................      15,200       936,016
Mellon Financial Corporation ......................      26,500       996,930
Northern Trust Corporation ........................       8,000       481,760
PNC Financial Services Group, Inc. ................      24,400     1,371,280
Wells Fargo & Company .............................      59,400     2,580,930
                                                                  -----------
                                                                   12,510,531
BIOTECHNOLOGY - 1.3%
Amgen, Inc.* ......................................      35,100     1,981,044

BROADCASTING & CABLE TV - 1.4%
Clear Channel Communications, Inc.* ...............      14,758       751,330
Comcast Corporation* ..............................      41,200     1,483,200
                                                                  -----------
                                                                    2,234,530
COMPUTER HARDWARE - 4.6%
Dell Computer Corporation* ........................      97,800     2,658,204
International Business Machines Corporation .......      30,100     3,640,896
Sun Microsystems, Inc.* ...........................      85,100     1,050,134
                                                                  -----------
                                                                    7,349,234
COMPUTER STORAGE & PERIPHERALS - 0.6%
EMC Corporation* ..................................      76,200     1,024,128

CONSTRUCTION & FARM MACHINERY - 0.7%
Deere & Company ...................................      25,600     1,117,696

CONSUMER FINANCE - 1.9%
Capital One Financial Corporation .................       7,700       415,415
Household International, Inc. .....................      13,600       787,984
MBNA Corporation ..................................      53,300     1,876,160
                                                                  -----------
                                                                    3,079,559
DATA PROCESSING SERVICES - 1.2%
Paychex, Inc. .....................................      55,950     1,960,488

DEPARTMENT STORES - 1.2%
Kohl's Corporation* ...............................      26,400     1,859,616


                                                         NUMBER      MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES     VALUE
-------------------------                              ---------  -----------
DIVERSIFIED FINANCIAL SERVICES - 5.2%
American Express Company ..........................      43,200   $ 1,541,808
Fannie Mae ........................................      32,500     2,583,750
J.P. Morgan Chase & Company .......................      76,700     2,788,045
Merrill Lynch & Company, Inc. .....................      26,400     1,375,968
                                                                  -----------
                                                                    8,289,571
DRUG RETAIL - 1.3%
CVS Corporation ...................................      32,800       970,880
Walgreen Company ..................................      31,000     1,043,460
                                                                  -----------
                                                                    2,014,340
ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
Molex, Inc. .......................................      46,700     1,445,365

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Sanmina-SCI Corporation* ..........................      36,800       732,320

FOOD RETAIL - 0.6%
Kroger Company* ...................................      49,000     1,022,630

GENERAL MERCHANDISE STORES - 2.1%
Family Dollar Stores, Inc. ........................      70,000     2,098,600
Target Corporation ................................      31,400     1,288,970
                                                                  -----------
                                                                    3,387,570

HEALTH CARE DISTRIBUTORS & SERVICES - 0.8%
Cardinal Health, Inc. .............................      20,050     1,296,433

HEALTH CARE EQUIPMENT - 1.9%
Medtronic, Inc. ...................................      58,100     2,975,301

HOME IMPROVEMENT RETAIL - 3.2%
Home Depot, Inc. ..................................      74,200     3,784,942
Lowe's Companies, Inc. ............................      27,400     1,271,634
                                                                  -----------
                                                                    5,056,576

HOUSEHOLD PRODUCTS - 4.3%
Colgate-Palmolive Company .........................      32,800     1,894,200
Kimberly-Clark Corporation ........................      23,200     1,387,360
Procter & Gamble Company ..........................      44,400     3,513,372
                                                                  -----------
                                                                    6,794,932

INDUSTRIAL CONGLOMERATES - 0.9%
Minnesota Mining & Manufacturing Company ..........      11,900     1,406,699

INDUSTRIAL GASES - 1.0%
Praxair, Inc. .....................................      28,100     1,552,525

INDUSTRIAL MACHINERY - 0.7%
Illinois Tool Works, Inc. .........................      17,400     1,178,328

INSURANCE BROKERS - 0.7%
Marsh & McLennan Companies, Inc. ..................      10,000     1,074,500


--------------------------------------------------------------------------------
                            See accompanying notes.
                                      113

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES S (SOCIAL AWARENESS) (CONTINUED)

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER        MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES      VALUE
-------------------------                             ----------   ------------
INTEGRATED TELECOMMUNICATION SERVICES - 3.7%
AT&T Corporation ..................................      87,812     $ 1,592,910
SBC Communications, Inc. ..........................     101,464       3,974,345
Sprint Corporation (FON Group) ....................      16,300         327,304
                                                                   ------------
                                                                      5,894,559

LIFE & HEALTH INSURANCE - 0.3%
AFLAC, Inc. .......................................      16,100         395,416

MOVIES & ENTERTAINMENT - 4.1%
AOL Timer Warner, Inc.* ...........................      81,000       2,600,100
Viacom, Inc. (Cl. B)* .............................      54,200       2,392,930
Walt Disney Company ...............................      71,800       1,487,696
                                                                   ------------
                                                                      6,480,726

MULTI-LINE INSURANCE - 4.1%
American International Group, Inc. ................      81,699       6,486,900

NETWORKING EQUIPMENT - 2.8%
Cisco Systems, Inc.* ..............................     248,900       4,507,579

OIL & GAS EQUIPMENT & SERVICES - 1.0%
BJ Services Company* ..............................      49,600       1,609,520

PACKAGED FOODS - 0.8%
General Mills, Inc. ...............................      25,000       1,300,250

PHARMACEUTICALS - 9.2%
Allergan, Inc. ....................................      23,400       1,756,170
Johnson & Johnson .................................     100,064       5,913,782
Merck & Company, Inc ..............................      84,400       4,962,720
Schering-Plough Corporation .......................      55,100       1,973,131
                                                                   ------------
                                                                     14,605,803

PROPERTY & CASUALTY INSURANCE - 1.2%
Chubb Corporation .................................      27,200       1,876,800

PUBLISHING & PRINTING - 1.3%
McGraw-Hill Companies, Inc. .......................      14,200         865,916
New York Times Company ............................      29,400       1,271,550
                                                                   ------------
                                                                      2,137,466

RESTAURANTS - 0.7%
McDonald's Corporation ............................      41,400       1,095,858

SEMICONDUCTOR EQUIPMENT - 0.7%
Applied Materials, Inc.* ..........................      26,700       1,070,670

SEMICONDUCTORS - 7.3%
Analog Devices, Inc.* .............................      20,200         896,678
Intel Corporation .................................     239,600       7,535,420
Micron Technology, Inc.* ..........................      29,500         914,500
Texas Instruments, Inc. ...........................      56,800       1,590,400
Xilinx, Inc.* .....................................      15,500         605,275
                                                                   ------------
                                                                     11,542,273

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                        NUMBER        MARKET
COMMON STOCKS (CONTINUED)                              OF SHARES      VALUE
-------------------------                             ----------   ------------
SOFT DRINKS - 4.3%
Coca-Cola Company .................................     82,000     $  3,866,300
PepsiCo, Inc. .....................................     60,000        2,921,400
                                                                   ------------
                                                                      6,787,700

SYSTEMS SOFTWARE - 7.8%
Adobe Systems, Inc. ...............................     37,200        1,155,060
Microsoft Corporation* ............................    169,300       11,219,511
                                                                   ------------
                                                                     12,374,571

TELECOMMUNICATIONS EQUIPMENT - 1.6%
ADC Telecommunications, Inc.* .....................     48,700          224,020
Comverse Technology, Inc.* ........................     28,700          642,019
QUALCOMM, Inc.* ...................................     16,900          853,450
Scientific-Atlanta, Inc. ..........................     31,800          761,292
                                                                   ------------
                                                                      2,480,781

WIRELESS TELECOMMUNICATION SERVICES - 0.7%
Sprint Corporation (PCS Group)* ...................     45,300        1,105,773
                                                                   ------------
Total common stocks - 100.0% ......................                 158,623,910

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 1.25%, 01-02-02
  (Collateralized by FNMA, 01-22-02,
  with a value of $189,796) .......................   $186,000          186,000
                                                                   ------------
  Total investments - 100.1% ......................                 158,809,910
  Liabilities, less cash and
    other assets - (0.1%) .........................                    (123,646)
                                                                   ------------
Total net assets - 100.0% .........................                $158,686,264
                                                                   ============

The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

*  Non-income producing security.


--------------------------------------------------------------------------------
                            See accompanying notes.

[CLOCK]
SERIES L (CAPITAL GROWTH SERIES)
February 15, 2002

[ALLIANCE CAPITAL LOGO]

SUBADVISOR, ALLIANCE CAPITAL MANAGEMENT L.P.

TO OUR CONTRACTHOLDERS:
The Capital Growth Series of SBL Fund returned -14.68% for the 12 months ending on December 31, 2001.(1) The benchmark S&P 500 Index returned -11.88% over the same period.

POOR STOCK PERFORMANCE IN 2001
2001 brought to a close Wall Street's worst performance in more than 25 years, representing the second straight down year in a row for the first time since 1973-1974. Despite predictions that the economy would recover in the second half of 2001, the U.S. economy fell into official recession status for the first time in a decade. The economic recovery was held back by higher than expected inventory levels, weak corporate demand and weak capital spending. In its attempt to stimulate the economy, the Federal Reserve concluded the year having reduced interest rates a total of 11 times, bringing the Fed Funds rate to 1.75%, which is the lowest level in four decades. Fortunately, consumer spending remained steadfast and provided vital support to an otherwise slowing economy.

PERFORMANCE FACTORS
We were overweight in the financial sector, and our financial selections outperformed relative the market. Banks were able to generate larger lending profits assisted by 11 Federal Reserve rate cuts and this positively influenced the Series. Our healthcare names added value to the Series, as investors looked for security in this traditionally defensive sector. The Series was underweight in healthcare, but selection led to positive returns in this area.

Our technology holdings were negatively impacted by a sharp decline in capital spending, as companies took a more cautious approach to capital expenditures. Adding to our negative performance in this sector was the fact that the Series held an overweight position relative the benchmark.

LOOKING FORWARD AND PORTFOLIO POSITIONING
As we look ahead to 2002, we are encouraged by the recent positive economic data released in 2001 that indicates that the economy has bottomed and is poised for growth. We share investors' fundamental optimism that the Fed's 11 interest rate cuts will start to take hold and that an economic recovery in the latter half of next year is likely. We recognize the risk of overseas economies continuing to falter, and with unemployment widely expected to peak in 2002, that consumer spending may ultimately feel the pressure. We also recognize that, notwithstanding the optimistic outlook of a recovery in 2002, it is important to acknowledge that the months following the September 11 attacks may have exhibited more variability than under normal circumstances.

We feel the best approach is to continue positioning the Series in a "barbell" fashion, with steady growth stocks at one extreme and higher growth and more cyclical stocks at the other extreme. We expect the market volatility to continue near-term, and will take the new year with a tempered outlook. We intend to increase the portfolio's aggressiveness on a stock-by-stock basis, as we look for confirmation that profits have started to recover and earnings have begun to reaccelerate.

Sincerely,

Large Capitalization Growth Team

Alliance Capital Management, L.P.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

--------------------------------------------------------------------------------

SERIES L (CAPITAL GROWTH SERIES)
February 15, 2002

                          AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

              1 Year    Since Inception
                           (5-1-00)
Series L      (14.68%)     (20.13%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

    The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                    [CHART]

                          SBL L INVESTMENT INFORMATION
SBL L

           DATE     INVESTMENT   DIVIDEND   PRICE    # OF SHARES    BALANCE      price     value
        05/01/2000     10000                     10    1000.0000    1000.0000      10.00    10,000.00
        05/31/2000                                                  1000.0000       9.59     9,590.00
        06/30/2000                                                  1000.0000       9.93     9,930.00     -0.70%
        07/31/2000                                                  1000.0000       9.86
        08/31/2000                                                  1000.0000      10.38
        09/30/2000                                                  1000.0000       9.39     9,390.00     -5.44%
        10/31/2000                                                  1000.0000       9.12
        11/30/2000                                                  1000.0000       8.12
        12/31/2000                                                  1000.0000       8.05     8,050.00    -14.27%
        01/31/2001                                                  1000.0000       8.72
        02/28/2001                  0.031      7.41       4.1835    1004.1835
        02/28/2001                                                  1004.1835       7.41
        03/31/2001                                                  1004.1835        6.8     6,828.45    -15.17%
        04/30/2001                                                  1004.1835       7.56
        05/31/2001                                                  1004.1835       7.56
        06/30/2001                                                  1004.1835       7.19     7,220.08      5.74%
        07/31/2001                                                  1004.1835       7.03
        08/31/2001                                                  1004.1835       6.45
        09/30/2001                                                  1004.1835       5.91     5,934.72    -17.80%
        10/31/2001                                                  1004.1835       6.15
        11/30/2001                                                  1004.1835       6.77
        12/31/2001                                                  1004.1835       6.84     6,868.62     15.74%


S&P 500 - 5/1/00

Period End    Invest     Charges     Value      Percent Change
05/01/2000     10,000            0     10,000            0
05/31/2000          0            0      9,795        -2.05
06/30/2000          0            0     10,036         2.47
07/31/2000          0            0      9,879        -1.56
08/31/2000          0            0     10,493         6.21
09/30/2000          0            0      9,939        -5.28
10/31/2000          0            0      9,897        -0.42
11/30/2000          0            0      9,117        -7.88
12/31/2000          0            0      9,161         0.49
01/31/2001          0            0      9,486         3.55
02/28/2001          0            0      8,621        -9.12
03/31/2001          0            0      8,075        -6.33
04/30/2001          0            0      8,703         7.77
05/31/2001          0            0      8,761         0.67
06/30/2001          0            0      8,548        -2.43
07/31/2001          0            0      8,464        -0.98
08/31/2001          0            0      7,934        -6.26
09/30/2001          0            0      7,293        -8.07
10/31/2001          0            0      7,432         1.91
11/30/2001          0            0      8,002         7.67
12/31/2001          0            0      8,072         0.88
Total          10,000            0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series L (Capital Growth Series) on May 1, 2000 and reflects the fees and expenses of Series L. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have been $6,869. By comparison, the same $10,000 investment would have been $8,072 based on the S&P 500 Index's performance.



--------------------------------------------------------------------------------
                                      116

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES L (CAPITAL GROWTH)

                                                       NUMBER        MARKET
COMMON STOCKS                                         OF SHARES       VALUE
-------------                                         ---------    ----------
BROADCASTING & CABLE TV - 1.8%
Clear Channel Communications, Inc. ................       3,000    $  152,730
Comcast Corporation* ..............................       4,900       176,400
Liberty Media Corporation* ........................       4,400        61,600
                                                                   ----------
                                                                      390,730

COMPUTER HARDWARE - 1.6%
Dell Computer Corporation* ........................       3,700       100,566
International Business Machines Corporation .......       1,300       157,248
Sun Microsystems, Inc.* ...........................       7,100        87,614
                                                                   ----------
                                                                      345,428

CONSUMER FINANCE - 7.4%
Household International, Inc. .....................       9,100       527,254
MBNA Corporation ..................................      31,200     1,098,240
                                                                   ----------
                                                                    1,625,494

DATA PROCESSING SERVICES - 1.2%
Concord EFS, Inc.* ................................       3,000        98,340
First Data Corporation ............................       2,000       156,900
                                                                   ----------
                                                                      255,240

DEPARTMENT STORES - 5.2%
Kohl's Corporation* ...............................      16,100     1,134,084

DIVERSIFIED FINANCIAL SERVICES - 11.6%
Citigroup, Inc. ...................................      21,720     1,096,425
Fannie Mae ........................................       1,500       119,250
Freddie Mac .......................................      13,200       863,280
Goldman Sachs Group, Inc. .........................         900        83,475
Merrill Lynch & Company, Inc. .....................       3,700       192,844
Morgan Stanley Dean Witter & Company ..............       3,000       167,820
Principal Financial Group* ........................       1,100        26,400
                                                                   ----------
                                                                    2,549,494

DRUG RETAIL - 2.1%
Walgreen Company ..................................      13,500       454,410

GENERAL MERCHANDISE STORES - 2.6%
Target Corporation ................................       8,500       348,925
Wal-Mart Stores, Inc. .............................       4,000       230,200
                                                                   ----------
                                                                      579,125

HEALTH CARE DISTRIBUTORS & SERVICES - 7.2%
Cardinal Health, Inc. .............................       7,400       478,484
Baxter International, Inc. ........................       7,500       402,225
Medtronic, Inc. ...................................       3,900       199,719
Tenet Healthcare Corporation ......................       8,500       499,120
                                                                   ----------
                                                                    1,579,548

HOME IMPROVEMENT RETAIL - 3.4%
Home Depot, Inc. ..................................      14,700       749,847

                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES       VALUE
-------------------------                             ---------    ----------
INDUSTRIAL CONGLOMERATES - 10.5%
General Electric Company ..........................      29,400    $1,178,352
Tyco International, Ltd. ..........................      19,000     1,119,100
                                                                   ----------
                                                                    2,297,452

IT CONSULTING & SERVICES - 4.1%
Electronic Data Systems Corporation ...............       3,000       891,150

MANAGED HEALTH CARE - 2.2%
UnitedHealth Group, Inc. ..........................       4,700       332,619
Wellpoint Health Networks, Inc.* ..................       1,300       151,905
                                                                   ----------
                                                                      484,524

MOTORCYCLE MANUFACTURERS - 0.7%
Harley-Davidson, Inc. .............................       2,800       152,068

MOVIES & ENTERTAINMENT - 5.2%
AOL Time Warner, Inc.* ............................      24,525       787,253
Viacom, Inc. (Cl.B)* ..............................       8,200       362,030
                                                                   ----------
                                                                    1,149,283

MULTI-LINE INSURANCE - 2.0%
American International Group, Inc. ................       5,600       444,640

NETWORKING EQUIPMENT - 2.4%
Cisco Systems, Inc.* . ............................      29,300       530,623

PHARMACEUTICALS - 9.3%
American Home Products Corporation ................       1,800       110,448
Johnson & Johnson .................................       9,400       555,540
Pfizer, Inc. ......................................      28,900     1,151,665
Schering-Plough Corporation .......................       6,200       222,022
                                                                   ----------
                                                                    2,039,675

SEMICONDUCTORS - 2.6%
Intel Corporation .................................      13,400       421,430
Maxim Integrated Products, Inc.* ..................       1,300        68,263
Texas Instruments, Inc. ...........................       2,600        72,800
                                                                   ---------
                                                                      562,493

SYSTEMS SOFTWARE - 5.0%
Microsoft Corporation* ............................      14,900       987,423
VERITAS Software Corporation* .....................       2,300       103,086
                                                                    1,090,509
                                                                   ----------
TELECOMMUNICATIONS EQUIPMENT - 4.7%
Nokia Oyj ADR .....................................      41,700     1,022,901

TOBACCO - 0.4%
Philip Morris Companies, Inc. .....................       2,100        96,285



--------------------------------------------------------------------------------
                            See accompanying notes.
                                      117

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES L (CAPITAL GROWTH) (CONTINUED)

                                                      PRINCIPAL
                                                      AMOUNT OR
                                                       NUMBER        MARKET
COMMON STOCKS (CONTINUED)                             OF SHARES      VALUE
-------------------------                             ----------   -----------

WIRELESS TELECOMMUNICATION SERVICES - 5.9%
AT&T Wireless Services, Inc.* .....................      46,200    $   663,894
Sprint Corporation (PCS Group)* ...................      13,400        327,094
Vodafone Group plc ADR ............................      11,600        297,888
                                                                   -----------
                                                                     1,288,876
                                                                   -----------
  Total common stocks - 99.1% .....................                 21,713,879

REPURCHASE AGREEMENT - 1.1%
State Street, 0.65%, 01-02-02
  (Collateralized by FHLB,
  2.16%, 12-05-02 with a value
  of $240,138) ....................................    $232,592        232,592
                                                                   -----------
  Total investments - 100.2% ......................                 21,946,471
    Liabilities, less cash and other
  assets - (0.2%) .................................                    (33,745)
                                                                   -----------
  Total net assets - 100.0% .......................                $21,912,726
                                                                   ===========


The identified cost of investments owned at December 31, 2001 was $23,935,246 for federal income tax purposes.

*  Non-income producing security

ADR (American Depositary Receipt)



--------------------------------------------------------------------------------
                            See accompanying notes.

[CLOCK]
SERIES J (MID CAP GROWTH SERIES)
February 15, 2002


[PHOTO]
James P. Schier
Senior Portfolio Manager


[SECURITY FUNDS LOGO]
ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC


TO OUR CONTRACTHOLDERS:

2001 was a challenging year for growth portfolio managers. The Mid Cap Growth Series of SBL Fund returned -14.89% for the 12-month period.1 While the benchmark S&P Mid Cap Growth Index returned -7.97% over the same period, the average return of the Lipper peer group was -23.31%.

CAREFUL SELECTION KEY TO AVOIDING LOSSES

In declining more than 30%, the energy sector as a whole was detrimental to the benchmark. However, the Series' emphasis on more stable exploration and production companies and good selection allowed the fund to lose only 7% in this sector. For example, Triton Energy, Ltd., a large holding in the fund, gained 48% after receiving a cash merger offer from Amerada Hess.

Our selection in the consumer discretionary sector netted the Series a positive 11.4% return, compared to only 3.1% for the benchmark. A number of stocks helped the Series in this sector. The catalogue retailer Lands' End nearly doubled in value as the company benefited from continued success from its Internet initiatives. Mattel, Inc. gained 20% as the result of its progress in restructuring. Salem Communications Corporation, which produces religious programming and is not reliant on advertising revenue for income, also contributed meaningfully by increasing 54% for the year.

The Series held half the normal weighting in the financial sector, which proved to be beneficial as financial stocks, as a group, declined 15% last year.

HEALTHCARE LEADS NEGATIVE FACTORS

The Series held a slight underweight position in the healthcare sector, but stock selection hurt our performance versus the benchmark. Our healthcare stocks returned -22% for the year, compared to -6% for the benchmark. Titan Pharmaceuticals lost 73% for the year, after the schizophrenia drug Zomaril showed ambiguous phase-three testing results. Applied Biosystems lost 58%, as demand for the company's DNA sequencers slowed.

Our overweight position in information technology also hurt the performance of the Series, as this sector continued to be negatively impacted by a sudden, sharp business slow down.

POSSIBLE OPPORTUNITIES FOR SMALL AND
MID-SIZED COMPANIES

While equities as a whole suffered in 2001, the stocks of mid and small-sized companies generally fared better than large companies. While these results led to negative returns for smaller growth companies, the returns of this category were nonetheless encouraging. Historically, the stocks of small and medium sized companies typically lag larger peers late in a stock market cycle. While last year was the second down year in the stock market, in an uncharacteristic manner, it was the second consecutive year of outperformance for smaller companies. The good news is that, historically, smaller capitalization equities typically perform better in a recovery. There is nothing to suggest that things will be any different this time. In fact, the market is still valuing larger companies at an unusually wide historical premium to smaller companies, suggesting plenty of opportunity for the group to catch-up with historic norms.

The economic benefits of lower interest rates, tax reductions, higher government spending and falling energy prices should all combine to provide a record stimulus (as measured as a percent of gross domestic product). Against this backdrop, however, is the disturbing reality that many industries have experienced prolonged capital investment. The resultant over-supply has created odd and difficult business conditions. It is truly unusual to see companies such as Ford and Chrysler experiencing record sales yet both still struggle to operate profitably. Companies that

--------------------------------------------------------------------------------
                                       119

[CLOCK]
SERIES J (MID CAP GROWTH SERIES)
February 15, 2002


lack the legacy issues of a large, installed revenue base to grow and protect, or, companies that have new and innovative products to meaningfully accelerate revenues are found with much greater frequency among smaller companies. The market will likely pay ever-increasing valuations for nimble growth companies, which bodes well for the outlook and performance of the small company sector in the year ahead.

Sincerely,


Jim Schier
Senior Portfolio Manager

                          AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                                          Since
                                                        Inception
                        1 Year            5 Years       (10-1-92)
Series J               (14.89%)            17.87%         17.12%

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.


                      Series J vs. S&P MidCap Growth Index


                                   [CHART]



                          SBL J INVESTMENT INFORMATION

DATE           INVESTMENT      DIVIDEND       PRICE        # OF SHARES     BALANCE     price     value

10/01/1992     10,000                         10.0000      1000.0000       1000.0000
  12/31/92                                                                 1000.0000    12.4700   12470.0000    24.70%
   3/31/93                                                                 1000.0000    13.0400   13040.0000     4.57%
   6/30/93                                                                 1000.0000    12.9800   12980.0000    -0.46%
   9/16/93                     0.0010         13.2080         0.0767       1000.0757
   9/30/93                                                                 1000.0757    13.8100   13611.0455     6.40%
  12/31/93                                                                 1000.0767    14.1700   14171.0728     2.61%
   3/31/94                                                                 1000.0757    13.1900   13190.9986    -6.92%
   6/30/94                                                                 1000.0757    12.1100   12110.9168    -8.19%
   9/16/94                     0.0070         13.3630         0.6239       1000.5996
   9/30/94                                                                 1000.5998    13.2600   13267.8504     9.55%
  12/31/94                                                                 1000.5998    13.4400   13448.0584     1.36%
03/31/1995                                                                 1000.5998    13.8500   13858.3042     3.05%
06/30/1995                                                                 1000.5998    14.7000   14708.8138     6.14%
09/30/1995                                                                 1000.5998    16.4800   16489.8811    12.11%
12/31/1995                                                                 1000.5998    16.0600   16069.6293    -2.55%
03/31/1996                                                                 1000.5998    17.2600   17270.3400     7.47%
06/30/1996                                                                 1000.5998    18.6000   18611.1522     7.76%
09/16/1996                     0.700          18.0500         38.8044      1039.4040
09/30/1996                                                                 1039.4040    16.3500   19073.0633     2.48%
12/31/1996                                                                 1039.4040    18.2500   18969.1229    -0.54%
03/31/1997                                                                 1039.4040    16.8100   17472.3812    -7.89%
06/30/1997                                                                 1039.4040    18.3400   20102.0733    15.05%
09/15/1997                     0.5500         21.2300         26.9278      1066.3316
09/16/1997                     0.0080         21.5300          0.3962      1066.7278
09/30/1997                                                                 1066.7278    21.7300   23179.9947    15.31%
12/31/1997                                                                 1066.7278    21.3300   22763.3036    -1.84%
03/30/1998                       2.47           21.08        124.9913      1191.7191
03/31/1998                                                                 1191.7191      21.26   25324.0315    11.30%
06/30/1998                                                                 1191.7191      20.78   24763.9235    -2.21%
09/16/1998                      0.008           17.67          0.5395      1192.2587
09/30/1998                                                                 1192.2587      17.36   20685.6880   -16.47%
  12/31/98                                                                 1192.2587      22.51   26637.7428    29.74%
02/25/1999                      3.308           18.09        218.0205      1410.2792
03/31/1999                                                                 1410.2792      18.95   26724.7913    -0.42%
06/30/1999                                                                 1410.2792      22.01   31040.2467    16.15%
09/30/1999                                                                 1410.2792       22.2   31308.1987     0.86%
12/29/1999                      0.647           29.93         30.4862      1440.7654
12/31/1999                                                                 1440.7654      30.15   43439.0762    38.75%
03/31/2000                                                                 1440.7654      35.64   51348.8781
08/30/2000                                                                 1440.7654      34.08   49101.2641    13.03%
09/15/2000                       2.58           36.56     104.6818768      1545.3273
09/30/2000                                                                 1545.3273      36.46   64781.8512    11.57%
12/31/2000                                                                 1545.3273      32.82   50717.6405    -7.42%
02/28/2001                      4.137           26.17     244.2880722      1789.6153
03/31/2001                                                                 1789.6153      23.26   41626.4525   -17.93%
06/30/2001                                                                 1789.6153      28.05   46619.4783    11.99%
09/30/2001                                                                 1789.6153      18.53   33161.5720   -29.87%
12/31/2001                                                                 1789.6153      24.12   43165.5217    30.17%

S&P Mid Cap Growth - 10/1/92

Period End      Invest      Charges      Value      Percent Change
10/01/1992      10,000      0            10,000          0
10/31/1992           0      0            10,347       3.47
11/30/1992           0      0            11,090       7.18
12/31/1992           0      0            11,405       2.84
01/31/1993           0      0            11,458       0.47
02/28/1993           0      0            10,970      -4.26
03/31/1993           0      0            11,299          3
04/30/1993           0      0            10,903      -3.51
05/31/1993           0      0            11,637       6.73
06/30/1993           0      0            11,625       -0.1
07/31/1993           0      0            11,612      -0.11
08/31/1993           0      0            12,168       4.79
09/30/1993           0      0            12,383       1.76
10/31/1993           0      0            12,511       1.04
11/30/1993           0      0            12,261         -2
12/31/1993           0      0            12,964       5.73
01/31/1994           0      0            13,244       2.16
02/28/1994           0      0            13,083      -1.21
03/31/1994           0      0            12,364       -5.5
04/30/1994           0      0            12,258      -0.86
05/31/1994           0      0            11,993      -2.16
06/30/1994           0      0            11,404      -4.91
07/31/1994           0      0            11,689        2.5
08/31/1994           0      0            12,482       6.78
09/30/1994           0      0            12,347      -1.08
10/31/1994           0      0            12,541       1.57
11/30/1994           0      0            11,966      -4.58
12/31/1994           0      0            12,058       0.77
01/31/1995           0      0            12,000      -0.48
02/28/1995           0      0            12,671       5.59
03/31/1995           0      0            13,048       2.97
04/30/1995           0      0            13,219       1.31
05/31/1995           0      0            13,446       1.72
06/30/1995           0      0            14,183       5.48
07/31/1995           0      0            15,051       6.12
08/31/1995           0      0            15,290       1.59
09/30/1995           0      0            15,677       2.53
10/31/1995           0      0            15,044      -4.04
11/30/1995           0      0            15,611       3.77
12/31/1995           0      0            15,350      -1.67
01/31/1996           0      0            15,527       1.15
02/29/1996           0      0            16,250       4.66
03/31/1996           0      0            16,468       1.34
04/30/1996           0      0            17,322       5.19
05/31/1996           0      0            17,530        1.2
06/30/1996           0      0            16,929      -3.43
07/31/1996           0      0            15,668      -7.45
08/31/1996           0      0            16,583       5.84
09/30/1996           0      0            17,608       6.18
10/31/1996           0      0            17,428      -1.02
11/30/1996           0      0            18,373       5.42
12/31/1996           0      0            18,176      -1.07
01/31/1997           0      0            19,163       5.43
02/28/1997           0      0            18,667      -2.59
03/31/1997           0      0            17,690      -5.23
04/30/1997           0      0            18,241       3.11
05/31/1997           0      0            20,298      11.28
06/30/1997           0      0            20,893       2.93
07/31/1997           0      0            23,495      12.45
08/31/1997           0      0            23,275      -0.94
09/30/1997           0      0            24,650       5.91
10/31/1997           0      0            23,222       -5.8
11/30/1997           0      0            23,310       0.38
12/31/1997           0      0            23,679       1.58
01/31/1998           0      0            23,322      -1.51
02/28/1998           0      0            25,464       9.18
03/31/1998           0      0            26,571       4.35
04/30/1998           0      0            27,357       2.96
05/31/1998           0      0            26,009      -4.93
06/30/1998           0      0            26,512       1.93
07/31/1998           0      0            25,591      -3.47
08/31/1998           0      0            20,266     -20.81
09/30/1998           0      0            22,489      10.97
10/31/1998           0      0            24,786      10.22
11/30/1998           0      0            26,708       7.75
12/31/1998           0      0            31,933      19.56
01/31/1999           0      0            31,149      -2.46
02/28/1999           0      0            29,052      -6.73
03/31/1999           0      0            30,135       3.73
04/30/1999           0      0            31,997       6.18
05/31/1999           0      0            31,764      -0.73
06/30/1999           0      0            34,181       7.61
07/31/1999           0      0            33,186      -2.91
08/31/1999           0      0            32,178      -3.04
09/30/1999           0      0            31,806      -1.16
10/31/1999           0      0            34,429       8.25
11/30/1999           0      0            37,371       8.55
12/31/1999           0      0            40,673       8.84
01/31/2000           0      0            40,076      -1.47
02/29/2000           0      0            46,753      16.66
03/31/2000           0      0            48,387       3.49
04/30/2000           0      0            45,644      -5.67
05/31/2000           0      0            43,269       -5.2
06/30/2000           0      0            46,754       8.05
07/31/2000           0      0            46,457      -0.63
08/31/2000           0      0            53,382      14.91
09/30/2000           0      0            52,061      -2.47
10/31/2000           0      0            49,232      -5.43
11/30/2000           0      0            42,254     -14.18
12/31/2000           0      0            44,398       5.07
01/31/2001           0      0            44,398          0
02/28/2001           0      0            40,753      -8.21
03/31/2001           0      0            36,340     -10.83
04/30/2001           0      0            41,254      13.52
05/31/2001           0      0            42,390       2.75
06/30/2001           0      0            41,994      -0.94
07/31/2001           0      0            40,745      -2.97
08/31/2001           0      0            38,888      -4.56
09/30/2001           0      0            33,527     -13.78
10/31/2001           0      0            36,096       7.66
11/30/2001           0      0            39,307        8.9
12/31/2001           0      0            40,860       3.95
Total           10,000      0


                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series J (Mid Cap Growth Series) on October 1, 1992 and reflects the fees and expenses of Series
J. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $43,166. By comparison, the same $10,000 investment would have grown to $40,860 based on the S&P MidCap Growth Index.


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES J (MID CAP GROWTH)


                                                     NUMBER        MARKET
COMMON STOCKS                                       OF SHARES       VALUE
-------------                                       ---------      ------
ALTERNATIVE CARRIERS - 0.4%
Level 3 Communications, Inc.* .................       370,000   $ 1,850,000

APPLICATION SOFTWARE - 10.8%
Captaris, Inc.* ...............................       546,500     2,016,585
Cerner Corporation* ...........................        75,000     3,744,750
Electronic Arts, Inc.* ........................        59,600     3,573,020
EPIQ Systems, Inc.* ...........................       300,000     5,805,000
Hyperion Solutions
   Corporation* ...............................       572,000    11,359,920
InteliData Technologies
   Corporation*2 ..............................       800,000     1,764,112
Jack Henry & Associates, Inc. .................       190,000     4,149,600
MSC.Software Corporation* .....................        67,600     1,054,560
Peregrine Systems, Inc.*1 .....................       467,925     6,939,328
Rational Software Corporation* ................       530,000    10,335,000
                                                                -----------
                                                                 50,741,875

AUTO PARTS & EQUIPMENT - 1.8%
Federal Signal Corporation ....................       150,000     3,340,500
Gentex Corporation* ...........................       200,000     5,346,000
                                                                -----------
                                                                  8,686,500

BANKS - 1.5%
Northern Trust Corporation ....................       120,000     7,226,400

BIOTECHNOLOGY - 6.7%
Alexion Pharmaceuticals,
   Inc.*(1) ...................................        79,200     1,935,648
Enzon, Inc.* ..................................       150,000     8,442,000
Esperion Therapeutics, Inc.* ..................       300,000     2,205,000
Ligand Pharmaceuticals, Inc.
   (Cl.B)* ....................................       558,000     9,988,200
Titan Pharmaceuticals, Inc.* ..................       909,400     8,921,214
                                                                -----------
                                                                 31,492,062

BROADCASTING & CABLE TV - 4.1%
Charter
   Communications, Inc.* ......................       300,000     4,929,000
CINAR Corporation (Cl.B)* .....................       995,400     2,339,190
Salem Communications
   Corporation* ...............................       293,500     6,750,500
Sirius Satellite Radio, Inc.* .................       118,500     1,378,155
XM Satellite Radio
   Holdings, Inc.* ............................       211,500     3,883,140
                                                                -----------
                                                                 19,279,985

BUILDING PRODUCTS - 0.5%
Crane Company .................................       100,000     2,564,000

CATALOG RETAIL - 3.7%
Lands' End, Inc.*(1) ..........................       350,000    17,556,000

CONSTRUCTION & ENGINEERING - 0.1%
Shaw Group, Inc.* .............................        29,400       690,900

DATA PROCESSING SERVICES - 1.7%
NDCHealth Corporation .........................       234,000     8,084,700


                                                     NUMBER       MARKET
COMMON STOCKS (CONTINUED)                           OF SHARES      VALUE
-------------------------                           ---------     ------
DIVERSIFIED COMMERCIAL
   SERVICES - 2.5%
DeVry, Inc.* ..................................       150,000   $ 4,267,500
Edison Schools, Inc.* .........................       355,100     6,977,715
Sylvan Learning Systems, Inc.* ................        13,600       300,152
                                                                -----------
                                                                 11,545,367

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Euronet Worldwide, Inc.* ......................        64,000     1,158,400

ELECTRICAL COMPONENTS &
   EQUIPMENT - 0.8%
Baldor Electric Company .......................        24,000       501,600
Wilson Greatbatch
Technologies, Inc.* ...........................        92,300     3,332,030
                                                                -----------
                                                                  3,833,630

ELECTRONIC EQUIPMENT &
   INSTRUMENTS - 2.7%
Maxwell Technologies, Inc.* ...................       565,000     5,537,000
PerkinElmer, Inc. .............................       112,200     3,929,244
Trimble Navigation, Ltd.* .....................       208,400     3,378,164
                                                                -----------
                                                                 12,844,408

GOLD - 0.9%
Placer Dome, Inc. .............................       367,000     4,003,970

HEALTH CARE DISTRIBUTORS
   & SERVICES - 2.2%
Cardinal Health, Inc. .........................        36,000     2,327,760
Hooper Holmes, Inc. ...........................       870,000     7,786,500
                                                                -----------
                                                                 10,114,260

HEALTH CARE EQUIPMENT - 3.3%
Applera Corporation - Applied
   Biosystems Group ...........................       123,100     4,834,137
Bioject Medical
   Technologies, Inc.* ........................       112,500     1,416,375
ChromaVision Medical
   Systems, Inc.* .............................       112,000       502,880
Closure Medical Corporation* ..................       282,000     6,587,520
INAMED Corporation* ...........................        78,800     2,369,516
                                                                -----------
                                                                 15,710,428

INDUSTRIAL MACHINERY - 1.8%
Flowserve Corporation* ........................       200,000     5,322,000
Ingersoll-Rand Company ........................        74,500     3,114,845
                                                                -----------
                                                                  8,436,845

INTERNET SOFTWARE & SERVICES - 0.7%
WatchGuard
   Technologies, Inc.* ........................       490,000     3,189,900

IT CONSULTING & SERVICES - 8.0%
Acxiom Corporation*1 ..........................       938,400    16,393,848
Computer Sciences
   Corporation* ...............................       157,800     7,729,044
Forrester Research, Inc.* .....................       112,000     2,255,680
Keane, Inc.*1 .................................       610,000    10,998,300
                                                                -----------
                                                                 37,376,872

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       121

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES J (MID CAP GROWTH) (CONTINUED)

                                                               NUMBER        MARKET
COMMON STOCKS (CONTINUED)                                    OF SHARES        VALUE
-------------------------                                    ---------     ----------
LEISURE PRODUCTS - 3.5%
Mattel, Inc. ........................................         945,000    $  16,254,000

LIFE & HEALTH INSURANCE - 1.8%
AFLAC, Inc. .........................................         350,000        8,596,000

MULTI-UTILITIES - 1.0%
Dynegy, Inc. ........................................         185,000        4,717,500

NETWORKING EQUIPMENT - 0.6%
Packeteer, Inc.* ....................................         390,000        2,874,300

OIL & GAS DRILLING - 6.2%
ENSCO International, Inc. ...........................         321,400        7,986,790
GlobalSantaFe Corporation ...........................         100,000        2,852,000
Pride International, Inc.* ..........................         637,900        9,632,290
Transocean Sedco Forex, Inc. ........................         260,000        8,793,200
                                                                         -------------
                                                                            29,264,280

OIL & GAS EQUIPMENT &
   SERVICES - 2.2%
Cooper Cameron Corporation* .........................         139,000        5,610,040
Tidewater, Inc. .....................................         145,000        4,915,500
                                                                         -------------
                                                                            10,525,540
OIL & GAS EXPLORATION &
   PRODUCTION - 5.3%
Apache Corporation ..................................          44,000        2,194,720
Evergreen Resources, Inc.* ..........................         176,500        6,814,665
Ocean Energy, Inc. ..................................         825,000       15,840,000
                                                                         -------------
                                                                            24,849,385

PHARMACEUTICALS - 4.1%
Guilford Pharmaceuticals, Inc.* .....................         280,000        3,360,000
Mylan Laboratories, Inc. ............................         425,000       15,937,500
                                                                         -------------
                                                                            19,297,500

PUBLISHING & PRINTING - 2.8%
E.W. Scripps Company ................................         200,000       13,200,000

SEMICONDUCTORS - 5.6%
Advanced Power
   Technology, Inc.* ................................          88,400        1,025,440
Atmel Corporation* ..................................         700,000        5,544,000
hi/fn, Inc.* ........................................         156,000        2,257,320
IXYS Corporation* ...................................         430,000        3,478,700
Microtune, Inc.* ....................................          16,900          396,474
Monolithic System
   Technology, Inc.* ................................         233,500        4,810,100
Power Integrations, Inc.*1 ..........................         240,000        5,481,600
TriQuint Semiconductor, Inc.* .......................         254,657        3,122,095
                                                                         -------------
                                                                            26,115,729

SPECIALTY CHEMICALS - 0.2%
Rentech, Inc.* ......................................       1,810,000          977,400

SYSTEMS SOFTWARE - 3.9%
Symantec Corporation*1 ..............................         257,000    $  17,046,810
Wind River Systems, Inc.* ...........................          70,000        1,253,700
                                                                         -------------
                                                                            18,300,510

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                              NUMBER         MARKET
COMMON STOCKS (CONTINUED)                                    OF SHARES        VALUE
-------------------------                                    ---------     ----------
TELECOMMUNICATIONS EQUIPMENT - 4.0%
ADTRAN, Inc.* .......................................         190,000        4,848,800
Comverse Technology, Inc.*1 .........................         150,000        3,355,500
Corvis Corporation* .................................         750,000        2,422,500
Tellabs, Inc.* ......................................         180,500        2,712,915
Terayon Communication
   Systems, Inc.*1 ..................................         601,000        4,970,871
Transcrypt International, Inc.* .....................         531,099          276,171
                                                                         -------------
                                                                            18,586,757

TRADING COMPANIES &
DISTRIBUTORS - 1.2%
MSC Industrial Direct
   Company, Inc.* ...................................         280,000        5,530,000
                                                                         -------------
Total common stocks - 96.8% .........................                      455,475,403

WARRANTS - 0.1%
Intelidata Technologies
   Corporation*2 ....................................         400,000          391,964

U.S. GOVERNMENT & AGENCIES

Federal Farm Credit Bank,
   1.67%, 01-10-02 ..................................   $   2,600,000        2,598,914

Federal Home Loan Bank,
   1.65%, 01-09-02 ..................................   $   4,600,000        4,598,293

Federal Home Loan Mortgage
   Corporation,
   1.66%, 01-08-02 ..................................   $   3,500,000        3,498,870

Federal National Mortgage
   Association, 1.73%, 01-18-02 .....................   $   4,800,000        4,796,079
                                                                         -------------
   Total U.S. government & agencies - 3.3% ..........                       15,492,156

REPURCHASE AGREEMENT - 0.3%

United Missouri Bank,
   1.25%, 01-02-02
   (Collateralized by FNMA, 01-22-02
   with a value of $1,193,715) ......................   $   1,170,000        1,170,000
                                                                         -------------
Total investments - 100.5% ..........................                      472,529,523
Liabilities, less cash and other assets - (0.5%) ....                       (2,293,940)
                                                                         -------------

Total net assets - 100.0% ...........................                    $ 470,235,583
                                                                         =============


The identified cost of investments owned at December 31, 2001 was the same for federal income tax and financial statement purposes.

*Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for futures, options or forward exchange contracts.

(2) PIPES-Private Investment in Public Equity - if the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

--------------------------------------------------------------------------------
                            See accompanying notes.

[CLOCK]
SERIES G (LARGE CAP GROWTH SERIES)
February 15, 2002

[PHOTO]
Cindy L. Shields Senior
Portfolio Manager

[SECURITY FUNDS LOGO]
ADVISOR, SECURITY
MANAGEMENT COMPANY, LLC


TO OUR CONTRACTHOLDERS:

The past 12-month period proved to be a challenge for growth investors and portfolio managers as well. The Large Cap Growth Series of SBL Fund returned -15.41% for the year, slightly behind the benchmark S&P Barra Growth Index's return of -12.73%.(1)

TELECOMMUNICATIONS AND TECHNOLOGY UNDERPERFORM

Telecommunications as a sector experienced a difficult year. Pricing of services was driven down by competition, while capital availability was extremely tight. The Series held a relatively small weighting in telecommunications. However, two names caused underperformance. Qwest Communications International, Inc. was down 65% for the Series over the 12-month period over concerns about their more aggressive strategy, while Nextel Communications lost 55% over concerns about their positioning in the wireless industry.

Information technology was the largest sector in the Series, slightly overweight the benchmark. While some larger positions in the information technology sector performed very well for the Series (Microsoft Corporation, +52%; IBM, + 42%; Dell Computer Corporation, + 55%), many did not. Six smaller holdings contributed to a -25% return for the sector. Applied Micro Circuits, I2 Technologies, Juniper Networks, Corvis Corporation, Sycamore Networks and Sonus Neworks averaged losses of approximately 85% for the Series over the 12-month period.

The consumer staples sector returned -15% for the Series. CVS Corporation, a drug store company, experienced higher than expected pricing competition, which resulted in a loss of 45% for the year. Supermarket giant Safeway, Inc. lost 33%, after guiding growth expectations down for the year.

CONSUMER DISCRETIONARY SECTOR LEADS WINNERS

While the Series benefited greatly by having no exposure to the volatile energy and utility sectors of 2001, the consumer discretionary area was the best performing sector for the Series on an absolute basis. AOL Time Warner, Inc. was the biggest winner in this category, gaining 36% after executing a long-anticipated merger. Kohl's Corporation gained 15%, aided by geographic expansion and increasing trouble among the department store chains. Home Depot also benefited from a strong housing sector, which was aided by consumer refinancing and lower interest rates.

In the industrial sector, we added chemical and adhesive maker 3M in the middle of the year, as new management outlined and implemented a successful cost reduction plan. 3M returned nearly 7% for the year. Electronics manufacturer Tyco International, Ltd. gained 6% while continuing to follow its strategy of acquiring businesses, lowering costs and improving operations.

RECOVERY MORE "U-SHAPED" THAN "V"

Equity markets experienced a nice rally in the Fall of 2001, spurred on by robust stimulus from lower interest rates and government spending to encourage economic recovery. However, the markets may be slightly ahead of themselves at this time. Typically, high interest rates cause recessions because of low consumer spending. The recession then causes pent-up demand among consumers, which eventually results in a V-shaped recovery curve. But this particular recession is not a result of consumer spending, but rather a product of a slower corporate capital spending cycle. With corporate profits down, capital spending goes down as well. Without the need to upgrade plant and equipment driven by a technology upgrade wave, it's difficult to envision a robust recovery for the economy in the first half of 2002. While it seems that the U.S. economy has stabilized, the rest of the world is still following slowly. For this reason, we look for the recovery to be somewhat muted and happening over a longer period of time, resulting in a U-shaped curve. As the market starts to reflect this slower pace and ramp of the recovery, we believe that more aggressive posturing will be warranted.

Sincerely,


Cindy Shields
Senior Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

--------------------------------------------------------------------------------

[CLOCK]
SERIES G (LARGE CAP GROWTH SERIES)
February 15, 2002

                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 2001(1)

                        1 Year          Since Inception
                                           (5-1-00)
Series G               (15.41%)            (20.96%)

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

    The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                      Series G vs. S&P Barra Growth Index

                                    [CHART]

                          SBL G INVESTMENT INFORMATION

 DATE          INVESTMENT     DIVIDEND       PRICE     # OF SHARES     BALANCE       PRICE     VALUE
SBL G
05/01/2000     10000                         10        1000.0000      1000.0000       10.00     10,000.00
05/31/2000                                                            1000.0000        9.44      9,440.00     -5.60%
06/30/2000                                                            1000.0000       10.21     10,210.00      8.16%
07/31/2000                                                            1000.0000        9.93      9,930.00
08/31/2000                                                            1000.0000       10.50     10,500.00
09/30/2000                                                            1000.0000        9.65      9,650.00     -5.48%
10/31/2000                                                            1000.0000        9.43      9,430.00
11/30/2000                                                            1000.0000        8.33      8,330.00
12/31/2000                                                            1000.0000        7.98      7,980.00    -17.31%
01/31/2001                                                            1000.0000        8.36      8,360.00
02/28/2001                                                            1000.0000        7.36      7,360.00
03/31/2001                                                            1000.0000        6.67      6,670.00    -16.42%
04/30/2001                                                            1000.0000        7.30      7,300.00
05/31/2001                                                            1000.0000        7.29      7,290.00
06/30/2001                                                            1000.0000        7.17      7,170.00      7.50%
07/31/2001                                                            1000.0000        7.01      7,010.00
08/31/2001                                                            1000.0000        6.47      6,470.00
09/30/2001                                                            1000.0000        5.98      5,980.00    -16.60%
10/31/2001                                                            1000.0000        6.23      6,230.00
11/30/2001                                                            1000.0000        6.77      6,770.00
12/31/2001                                                            1000.0000        6.75      6,750.00     12.88%

S&P BARRA GROWTH - 5/1/100

PERIOD END          INVEST         CHARGES        VALUE         PERCENT CHANGE
05/01/2000          10,000              0         10,000               0
05/31/2000               0              0          9,592           -4.08
06/30/2000               0              0         10,366            8.07
07/31/2000               0              0          9,905           -4.45
08/31/2000               0              0         10,478            5.79
09/30/2000               0              0          9,456           -9.76
10/31/2000               0              0          9,210            -2.6
11/30/2000               0              0          8,231          -10.63
12/31/2000               0              0          7,874           -4.33
01/31/2001               0              0          8,099            2.85
02/28/2001               0              0          7,147          -11.75
03/31/2001               0              0          6,503           -9.01
04/30/2001               0              0          7,084            8.94
05/31/2001               0              0          7,101            0.24
06/30/2001               0              0          7,005           -1.36
07/31/2001               0              0          6,986           -0.26
08/31/2001               0              0          6,517           -6.72
09/30/2001               0              0          6,080           -6.71
10/31/2001               0              0          6,303            3.68
11/30/2001               0              0          6,862            8.86
12/31/2001               0              0          6,872            0.14
Total               10,000              0


                            $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series G (Large Cap Growth Series) on May 1, 2000 and reflects the fees and expenses of Series G. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have been $6,750. By comparison, the same $10,000 investment would have been $6,872 based on the S&P Barra Growth Index's performance.


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES G (LARGE CAP GROWTH)

                                                            NUMBER    MARKET
COMMON STOCKS                                             OF SHARES    VALUE
-------------                                             ---------  ----------
ADVERTISING - 0.5%
Omnicom Group, Inc. ..................................          900   $   80,415

APPLICATION SOFTWARE - 0.7%
Check Point Software
   Technologies, Ltd.* ...............................          300       11,967
i2 Technologies, Inc.* ...............................        1,200        9,480
Mercury Interactive
   Corporation* ......................................          200        6,796
Rational Software
   Corporation* ......................................        1,300       25,350
Siebel Systems, Inc.* ................................        1,900       53,162
                                                                      ----------
                                                                         106,755

BANKS - 0.7%
Bank of New York
   Company, Inc. .....................................        1,800       73,440
Northern Trust Corporation ...........................          700       42,154
                                                                      ----------
                                                                         115,594

BIOTECHNOLOGY - 1.1%
Amgen, Inc. ..........................................        3,100      174,964

BREWERS - 0.7%
Anheuser-Busch
   Companies, Inc. ...................................        2,300      103,983

BROADCASTING & CABLE TV - 0.7%
Clear Channel
   Communications, Inc.* .............................          676       34,415
Comcast Corporation* .................................        1,400       50,400
Univision Communications,
   Inc.* .............................................          700       28,322
                                                                      ----------
                                                                         113,137

COMPUTER HARDWARE - 5.5%
Dell Computer Corporation* ...........................        6,300      171,234
International Business
Machines Corporation .................................        4,400      532,224
Sun Microsystems, Inc.* ..............................       13,200      162,888
Sycamore Networks, Inc.* .............................          400        2,144
                                                                      ----------
                                                                         868,490

COMPUTER STORAGE & PERIPHERALS - 1.0%
EMC Corporation* .....................................        6,600       88,704
Network Appliance, Inc.* .............................        2,900       63,423
                                                                      ----------
                                                                         152,127

CONSUMER FINANCE - 0.5%
Capital One Financial
   Corporation .......................................        1,400       75,530

DATA PROCESSING SERVICES - 0.4%
Paychex, Inc. ........................................        1,850       64,824

DEPARTMENT STORES - 0.8%
Kohl's Corporation* ..................................          900       63,396
May Department Stores
   Company ...........................................        1,600       59,168
                                                                      ----------
                                                                         122,564

                                                           NUMBER      MARKET
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
-------------------------                                 ---------  ----------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
Charles Schwab Corporation ...........................        2,200   $   34,034
Merrill Lynch & Company, Inc. ........................        1,000       52,120
Morgan Stanley Dean Witter &
   Company ...........................................          600       33,564
                                                                      ----------
                                                                         119,718

DRUG RETAIL - 1.0%
CVS Corporation ......................................        1,300       38,480
Walgreen Company .....................................        3,400      114,444
                                                                      ----------
                                                                         152,924

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
Celestica, Inc.* .....................................        1,300       52,507
Flextronics International, Ltd.* .....................        2,000       47,980
Sanmina-SCI Corporation* .............................        2,200       43,780
                                                                      ----------
                                                                         144,267

FOOD RETAIL - 0.4%
Safeway, Inc.* .......................................        1,400       58,450

GENERAL MERCHANDISE STORES - 3.6%
Wal-Mart Stores, Inc. ................................        9,700      558,235

HEALTH CARE EQUIPMENT - 1.7%
Applera Corporation - Applied
   Biosystems Group ..................................          500       19,635
Medtronic, Inc. ......................................        4,400      225,324
Zimmer Holding, Inc.* ................................          650       19,851
                                                                      ----------
                                                                         264,810

HOME IMPROVEMENT RETAIL - 2.2%
Home Depot, Inc. .....................................        6,800      346,868

HOUSEHOLD PRODUCTS - 2.0%
Colgate-Palmolive Company ............................        1,300       75,075
Kimberly-Clark Corporation ...........................        1,900      113,620
Procter & Gamble Company .............................        1,600      126,608
                                                                      ----------
                                                                         315,303

INDUSTRIAL CONGLOMERATES - 10.1%
General Electric Company .............................       28,300    1,134,264
Minnesota Mining &
  Manufacturing Company ..............................        1,000      118,210
Tyco International, Ltd. .............................        5,600      329,840
                                                                      ----------
                                                                       1,582,314

INSURANCE BROKERS - 0.7%
Marsh & McLennan
   Companies, Inc. ...................................        1,100      118,195

INTEGRATED TELECOMMUNICATION
  SERVICES - 0.7%
Qwest Communications
  International, Inc. ................................        2,200       31,086
SBC Communications, Inc. .............................        2,000       78,340
                                                                      ----------
                                                                         109,426

IT CONSULTING & SERVICES - 0.1%
Sapient Corporation* .................................        1,200        9,264


--------------------------------------------------------------------------------
                            See accompanying notes.
                                       125

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES G (LARGE CAP GROWTH) (CONTINUED)

                                                              NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                   OF SHARES      VALUE
-------------------------                                   ---------   -----------
MOVIES & ENTERTAINMENT - 3.1%
AOL Time Warner, Inc.* ................................         8,900   $   285,690
Viacom, Inc. (Cl. B)* .................................         4,400       194,260
                                                                        -----------
                                                                            479,950

MULTI-LINE INSURANCE - 2.8%
American International
   Group, Inc. ........................................         5,500       436,700

NETWORKING EQUIPMENT - 2.7%
Cicso Systems, Inc.* ..................................        21,100       382,121
Juniper Networks, Inc.* ...............................         2,000        37,900
                                                                        -----------
                                                                            420,021

PHARMACEUTICALS - 19.5%
Allergan, Inc. ........................................         1,100        82,555
American Home Products
   Corporation ........................................         4,000       245,440
Bristol-Myers Squibb Company ..........................         7,400       377,400
Eli Lilly & Company ...................................         5,000       392,700
Forest Laboratories, Inc.* ............................         1,300       106,535
Johnson & Johnson .....................................         8,944       528,590
Merck & Company, Inc. .................................         3,800       223,440
Pfizer, Inc. ..........................................        16,550       659,518
Pharmacia Corporation .................................         5,400       230,310
Schering-Plough Corporation ...........................         4,900       175,469
Watson Pharmaceuticals, Inc.* .........................         1,300        40,807
                                                                        -----------
                                                                          3,062,764

SEMICONDUCTOR EQUIPMENT - 1.1%
Applied Materials, Inc.* ..............................         2,100        84,210
KLA-Tencor Corporation* ...............................           700        34,692
Novellus Systems, Inc.* ...............................         1,600        63,120
                                                                        -----------
                                                                            182,022

SEMICONDUCTORS - 5.1%
Analog Devices, Inc.* .................................         1,700        75,463
Applied Micro Circuits
   Corporation* .......................................           400         4,528
Broadcom Corporation* .................................           500        20,490
Intel Corporation .....................................        17,000       534,650
Micron Technology, Inc.* ..............................         1,800        55,800
PMC - Sierra, Inc.* ...................................           400         8,504
Xilinx, Inc.* .........................................         2,800       109,340
                                                                        -----------
                                                                            808,775

SOFT DRINKS - 3.0%
Coca-Cola Company .....................................         5,500       259,325
PepsiCo, Inc. .........................................         4,500       219,105
                                                                        -----------
                                                                            478,430

                                                            PRINCIPAL
                                                            AMOUNT OR
                                                              NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                   OF SHARES       VALUE
-------------------------                                   ---------   -----------
SYSTEMS SOFTWARE - 7.7%
Adobe Systems, Inc. ...................................         1,400   $    43,470
BEA Systems, Inc.* ....................................         1,300        20,033
Microsoft Corporation* ................................        13,400       888,018
Oracle Corporation* ...................................        11,600       160,196
VERITAS Software Corporation* .........................         2,000        89,640
                                                                        -----------
                                                                          1,201,357

TELECOMMUNICATIONS EQUIPMENT - 1.3%
Comverse Technology, Inc.* ............................           600        13,422
Corning, Inc. .........................................         1,600        14,272
Corvis Corporation* ...................................           200           646
JDS Uniphase Corporation* .............................         1,900        16,587
QUALCOMM, Inc.* .......................................         2,100       106,050
Scientific-Atlanta, Inc. ..............................         1,700        40,698
Sonus Networks, Inc.* .................................         1,300         6,006
                                                                        -----------
                                                                            197,681

UNIT INVESTMENT TRUST - 6.5%
S&P 500/BARRA Growth Index
   Fund (Cl.I) ........................................        10,300       610,893
iShares S&P MidCap 400
   Index Fund .........................................         4,100       415,699
                                                                        -----------
                                                                          1,026,592

WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
Nextel Communications, Inc.* ..........................           900         9,864
Sprint Corporation (PCS Group)* .......................         2,900        70,789
                                                                        -----------
                                                                             80,653
                                                                        -----------
  Total common stocks - 90.1% .........................                  14,133,102


REPURCHASE AGREEMENT - 9.9%
State Street, 0.65%, 01-02-02
   (Collateralized by FHLMC,
   2.21%, 11-26-02 with a value
   of $1,589,585) .....................................   $ 1,555,122     1,555,122
                                                                        -----------
  Total investments - 100.0% ..........................                  15,688,224
  Cash and other assets, less
    liabilities - 0.0% ................................                         419
                                                                        -----------
  Total net assets - 100.0% ...........................                 $15,688,643
                                                                        ===========

The identified cost of investments owned at December 31, 2001 was
 $20,062,288 for federal income tax purposes.
* Non-income producing security

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       126

[CLOCK]
SERIES T (TECHNOLOGY SERIES)
February 15, 2002


[WELLINGTON MANAGEMENT LOGO]


SUBADVISOR, WELLINGTON
MANAGEMENT COMPANY, LLP


TO OUR CONTRACTHOLDERS:

The Technology Series of SBL Fund returned -24.14% for the 12 months ended on December 31, 2001.(1) The Series outperformed the benchmark Goldman Sachs Technology Composite Index, which returned -28.57% for the same period.

TECHNOLOGY ENVIRONMENT IN 2001

The rebound in technology shares in the fourth quarter was a welcome respite to the technology sector malaise that defined most of 2001. Throughout the year, despite the efforts of an aggressive Federal Reserve, the market struggled with a continuous flood of disappointing economic and company specific news. In the immediate wake of the September 11th tragedies, the technology sector was one of the hardest hit areas, as purchasing activity came to a standstill and companies reassessed their investment priorities. In many cases, technology shares appeared oversold. During the fourth quarter, however, the market began to shift its focus from short-term challenges to the potential earnings power of technology companies as the U.S. economy recovers.

The Series has continued to do reasonably well relative to the Goldman Sachs Technology Index, outperforming for the twelve-month period ended December 31, 2001. In this environment, we have assumed a conservative positioning relative to our benchmark, and the Series continues to be overweight the computer services industry and underweight semiconductors and telecommunications equipment as we enter into 2002. Even so, any fund that invested exclusively in a diversified portfolio of technology stocks has found it extremely difficult, if not impossible, to avoid the prevalence of negative returns in this sector of the marketplace.

OUTLOOK AND STRATEGY

Looking forward, the team remains focused on identifying stocks that still offer value and will likely lead during a recovery. As an example, we see further opportunity within the personal computer sector thanks to new product cycles and the need to upgrade aging desktop PCs. Key holdings that stand to benefit from these trends include Dell Computer, Maxtor, and Microsoft. In the software sector, our efforts are focused on infrastructure related companies, which we believe will likely show sustainable improvement before more application-centric vendors. Within the communications equipment sector, we continue to avoid companies with significant exposure to telecommunications carriers, given the weak spending outlook. Despite strong performance in the fourth quarter, we believe IT services remain very attractive, and we have increased our investments in this sub-sector. The Series continues to be overweight the computer services industry and underweight semiconductors, software, and telecommunications equipment. Within hardware, the Series is essentially market-neutral.

While we believe a fundamental recovery in the second half of 2002 is likely, many technology stocks look fully valued following the recent rally. The combination of high relative valuations and rising expectations cause us to enter the new year with a somewhat conservative posture. Overall, we think technology stocks can return to growth in 2002, but we also expect volatility will remain high for the next several quarters. As a result, we believe the key to driving superior returns for our shareholders going forward will continue to be strong stock selection, based on our internal proprietary research.

Sincerely,


The Global Technology Portfolio Management Team
Wellington Management Company, LLP


(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

--------------------------------------------------------------------------------

[CLOCK]
SERIES T (TECHNOLOGY SERIES)
February 15, 2002

                          AVERAGE ANNUAL TOTAL RETURN
                            AS OF DECEMBER 31, 20011

                                1 Year          Since Inception
                                                     (5-1-00)
Series T                       (24.14%)              (36.76%)


1 Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                          Seris T vs. S&P 500 Index &
                         Goldman Sachs Technology Index


                                     [CHART]


                          SBL T INVESTMENT INFORMATION

   DATE         INVESTMENT     DIVIDEND       PRICE      # OF SHARES      BALANCE       PRICE         VALUE
   ----         ----------     --------       -----      -----------      -------       -----         -----
SBL T

05/01/2000        10000                          10       1000.0000      1000.0000      10.00       10,000.00
05/31/2000                                                               1000.0000       8.89        8,890.00     -11.10%
06/30/2000                                                               1000.0000      10.24       10,240.00      15.19%
07/31/2000                                                               1000.0000       9.55
08/31/2000                                                               1000.0000      10.83
09/30/2000                                                               1000.0000       9.19        9,190.00     -10.25%
10/31/2000                                                               1000.0000       8.38
11/30/2000                                                               1000.0000       6.35
12/31/2000                                                               1000.0000       6.13        6,130.00     -33.30%
01/31/2001                                                               1000.0000       7.10
02/28/2001                                                               1000.0000       5.53
03/31/2001                                                               1000.0000       4.69        4,690.00     -23.49%
04/30/2001                                                               1000.0000       5.59
05/31/2001                                                               1000.0000       5.36
06/30/2001                                                               1000.0000       5.42        5,420.00      15.57%
07/31/2001                                                               1000.0000       5.06
08/31/2001                                                               1000.0000       4.28
09/30/2001                                                               1000.0000       3.31        3,310.00     -38.93%
10/31/2001                                                               1000.0000       3.81
11/30/2001                                                               1000.0000       4.49
12/31/2001                                                               1000.0000       4.65        4,650.00      40.48%




S&P 500 - 5/1/00


PERIOD END      INVEST    CHARGES        VALUE     PERCENT CHANGE
----------      ------    -------        -----     --------------
05/01/2000     10,000         0         10,000                  0
05/31/2000          0         0          9,795              -2.05
06/30/2000          0         0         10,036               2.47
07/31/2000          0         0          9,879              -1.56
08/31/2000          0         0         10,493               6.21
09/30/2000          0         0          9,939              -5.28
10/31/2000          0         0          9,897              -0.42
11/30/2000          0         0          9,117              -7.88
12/31/2000          0         0          9,161               0.49
01/31/2001          0         0          9,486               3.55
02/28/2001          0         0          8,621              -9.12
03/31/2001          0         0          8,075              -6.33
04/30/2001          0         0          8,703               7.77
05/31/2001          0         0          8,761               0.67
06/30/2001          0         0          8,548              -2.43
07/31/2001          0         0          8,464              -0.98
08/31/2001          0         0          7,934              -6.26
09/30/2001          0         0          7,293              -8.07
10/31/2001          0         0          7,432               1.91
11/30/2001          0         0          8,002               7.67
12/31/2001          0         0          8,072               0.88
Total          10,000         0

GOLDMAN SACHS TECH INDEX - 5/1/00

05/01/2000                    10,000
05/31/2000     -11.03%         8,897
06/30/2000      12.29%         9,990
07/31/2000      -4.67%         9,523
08/31/2000      13.00%        10,761
09/30/2000     -16.20%         9,018
10/31/2000      -7.55%          8337
11/30/2000     -22.90%          6428
12/31/2000      -8.57%          5877
01/31/2001      16.40%          6841
02/28/2001     -27.72%          4945
03/31/2001     -13.89%          4258
04/30/2001      19.09%          5071
05/31/2001      -3.98%          4869
06/30/2001       0.26%          4881
07/31/2001      -7.12%          4534
08/31/2001     -13.03%          3943
09/30/2001     -20.22%          3146
10/31/2001      16.06%          3651
11/30/2001      17.04%          4273
12/31/2001      -1.77%          4198



                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series T (Technology Series) on May 1, 2000 and reflects the fees and expenses of Series
T. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have been $4,650. By comparison, the same $10,000 investment would have been $4,198 based on the Goldman Sachs Technology Index and $8,072 based on the S&P 500 Index's performance.


--------------------------------------------------------------------------------
                                      128

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SERIES T (TECHNOLOGY)


                                                          NUMBER         MARKET
COMMON STOCKS                                            OF SHARES        VALUE
-------------                                            ---------       ------
APPLICATION SOFTWARE - 7.2%
Agile Software Corporation* .......................         12,400    $    213,528
HPL Technologies, Inc.* ...........................          8,800         157,080
I12 Technologies, Inc.* ...........................         18,400         145,360
Macromedia, Inc.* .................................          7,800         138,840
Peregrine Systems, Inc.* ..........................          9,600         142,368
Rational Software Corporation* ....................         25,300         493,350
                                                                      ------------
                                                                         1,290,526

COMPUTER & ELECTRONICS RETAIL - 1.8%
Circuit City Stores-Circuit
   City Group .....................................         12,200         316,590

COMPUTER HARDWARE - 12.9%
Compaq Computer Corporation .......................         48,600         474,336
Dell Computer Corporation* ........................         18,000         489,240
International Business
   Machines Corporation ...........................          3,800         459,648
Palm, Inc.* .......................................         50,400         195,552
Sun Microsystems, Inc.* ...........................         50,600         624,404
Sycamore Networks, Inc.* ..........................         16,200          86,832
                                                                      ------------
                                                                         2,330,012

COMPUTER STORAGE & PERIPHERALS - 9.6%
Lexmark International, Inc.* ......................         11,500         678,500
Maxtor Corporation* ...............................        123,652         783,954
Network Appliance, Inc* ...........................         12,100         264,627
                                                                      ------------
                                                                         1,727,081

DATA PROCESSING SERVICES - 12.0%
Bisys Group, Inc.* ................................          6,200         396,738
CSG Systems International, Inc.* ..................          3,400         137,530
First Data Corporation ............................         10,000         784,500
Sabre Holdings Corporation* .......................         19,950         844,882
                                                                      ------------
                                                                         2,163,650

DIVERSIFIED COMMERCIAL SERVICES - 1.9%
Cendant Corporation* ..............................         17,000         333,370

ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.3%
Flextronics International, Ltd.* ..................          8,400         201,516
Sanmina-SCI Corporation* ..........................         11,200         222,880
Solectron Corporation* ............................         15,900         179,352
                                                                      ------------
                                                                           603,748

EMPLOYMENT SERVICES - 1.0%
Resources Connection, Inc.* .......................          6,800         179,044

INTERNET SOFTWARE & SERVICES - 5.9%
Travelocity.com, Inc.* ............................         11,800         338,778
VeriSign, Inc.* ...................................         15,005         570,790
Vignette Corporation* .............................         27,100         145,527
                                                                      ------------
                                                                         1,055,095

IT CONSULTING & SERVICES - 2.6%
Accenture, Ltd.* ..................................         17,200         463,024


                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER        MARKET
COMMON STOCKS (CONTINUED)                                OF SHARES        VALUE
-------------------------                                ---------       ------
MOVIES & ENTERTAINMENT - 2.0%
AOL Time Warner, Inc.* ............................         11,500    $    369,150

NETWORKING EQUIPMENT - 7.0%
Cisco Systems, Inc.* ..............................         59,700       1,081,167
Enterasys Networks, Inc.* .........................         21,400         189,390
                                                                      ------------
                                                                         1,270,557

SEMICONDUCTOR EQUIPMENT - 4.4%
Credence Systems Corporation* .....................         14,300         265,551
Speedfam-Ipec, Inc.* ..............................         40,500         120,690
Teradyne, Inc.* ...................................          5,900         177,826
Ultratech Stepper, Inc.* ..........................         14,600         241,192
                                                                      ------------
                                                                           805,259

SEMICONDUCTORS - 11.1%
Conexant Systems, Inc.* ...........................          6,900          99,084
Fairchild Semiconductor
   Corporation* ...................................         13,300         375,060
OmniVision Technologies, Inc.* ....................         34,400         308,912
Silicon Storage Technology, Inc.* .................         15,600         150,384
Stmicroelectronics N.V ............................         12,700         402,209
Vitesse Semiconductor
   Corporation* ...................................         25,600         318,976
Xilinx, Inc.* .....................................          9,000         351,450
                                                                      ------------
                                                                         2,006,075

SYSTEMS SOFTWARE - 11.9%
Microsoft Corporation* ............................         24,500       1,623,615
Oracle Corporation* ...............................         37,500         517,875
                                                                      ------------
                                                                         2,141,490

TELECOMMUNICATIONS EQUIPMENT - 3.0%
Comverse Technology, Inc.* ........................          4,800         107,376
Corvis Corporation* ...............................         41,600         134,368
QUALCOM, Inc.* ....................................          5,800         292,900
                                                                      ------------
                                                                           534,644
                                                                      ------------
  Total common stocks - 97.6.% ....................                     17,589,315

FOREIGN STOCKS
FINLAND - 1.0%
Nokia Oyj ADR .....................................          7,600         186,428


REPURCHASE AGREEMENT - 5.2%
State Street, 0.65%, 01-02-02
   (Collateralized by FHLMC,
   2.21% - 11-26-02,
   with a value of $956,741) ......................   $    933,298         933,298
                                                                      ------------
   Total investments - 103.8% .....................                     18,709,041
   Liabilities, less cash and
      other assets - (3.8%) .......................                       (676,628)
                                                                      ------------
   Total net assets - 100.0% ......................                   $ 18,032,773
                                                                      ============


The identified cost of investments owned at December 31, 2001 was $21,253,153 for federal income tax purposes.

* Non-income producing security

--------------------------------------------------------------------------------
                            See accompanying notes.
                                       129

[CLOCK]
SERIES I (INTERNATIONAL SERIES)
February 15, 2002

[PHOTO]
Michael Levy
Manager

[PHOTO]
Robert Reiner
Portfolio Manager

[PHOTO]
Julie Wang
Portfolio Manager


[DEUTSCHE ASSET MANAGEMENT LOGO]+

SUBADVISOR,
DEUTSCHE ASSET MANAGEMENT, INC.

TO OUR CONTRACTHOLDERS:

The International Series of SBL Fund slightly underperformed the MSCI EAFE benchmark for the 12-month period ending on December 31, 2001. The Series returned -24.44%, compared to -21.44 for the benchmark.(1) The deep value-oriented investment style, favored for much of calendar year 2000, extended into 2001 before the events of September 11 triggered sharply higher market volatility. In October of 2001, information technology and economically-sensitive stocks moved higher in anticipation of a V-shaped rebound, despite the absence of any indication that economy recovery was on the horizon. The Series was underweight in telecommunications and in some of the more cyclical sectors, which negatively affected performance.

ENERGY SECTOR LEADS NEGATIVE PERFORMERS

During the year, the Series held an overweight position in the energy sector. While the overweight position in energy benefited the Series during the first half of the year, energy stocks sold off over increased concerns related to exposure to Enron, the U.S. energy company, which declared bankruptcy in November. The depreciation of our energy holdings negatively affected performance for the Series. Russia defied OPEC in its decision against curtailing oil production, while other major oil producers, such as Norway, agreed to production cuts. Investors remained concerned that an excess supply of oil coming from Russia would flood the market and push oil prices lower.

We maintained our preference for continental European equities, as structural reforms and supportive tax policies continued to underpin economic growth there. We recognized the impact of a slower global economic environment, while at the same time appreciated the likelihood of a swifter rebound in Europe than that anticipated by many market participants.

UNDERWEIGHTING IN JAPANESE COMPANIES HELPS THE SERIES

We continued to remain underweight in Japan relative the benchmark during the year, which benefited performance. Japan lost yet another struggle to avoid recession during the fiscal year. For the period ended December 31, 2001, Japan's equity market fell -29.40% in U.S. dollar terms, as measured by the MSCI Japan Index. Although popular among the public, Prime Minister Junichiro Koizumi had yet to put forward tangible solutions to the nation's economic and structural morass. The severity of the banking sector crisis in Japan came to the fore, as most major banks announced they would not pay a dividend for their September 30 fiscal half year. Deflation continued to erode profit margins as worried consumers deferred spending and increased savings.

GROWTH AT A REASONABLE PRICE TO THE FOREFRONT

We believe we have finally entered a period when "growth at a reasonable price"
(GARP) investing should prevail in equity markets. The `bubble' experience in 1999 of investors paying irrational prices for "New Economy" stocks offering questionable growth and paying



--------------------------------------------------------------------------------

[CLOCK]
SERIES I (INTERNATIONAL SERIES)
February 15, 2002

any price for slow or no growth "Old Economy" stocks in 2000 may well be behind us. Thus, we intend to continue to make visibility of earnings, free cash flow generation, business prospects and management focus central to the Fund's investment thesis for the foreseeable future. We believe the combination of attractive valuations and predictable earnings growth should combine into a winning formula for long-term capital appreciation in this otherwise uncertain economic environment.

Sincerely,



Michael Levy, Robert Reiner and Julie Wang
Portfolio Managers


                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                 Since
                               Inception
                   1 Year      (5-3-99)
                   ------      ---------
Series I           (24.44%)     (8.81%)

The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

Investing in foreign countries may involve risks, such as non-uniform accounting practices and political instability, not associated with investing exclusively in the U.S.

+    Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc. and Deutsche Asset Management Investment Services Limited.

                                    [CHART]

                          SBL I INVESTMENT INFORMATION

DATE                   INVESTMENT        DIVIDEND     PRICE         # OF SHARES     BALANCE

SBL I                           SINCE INCEPTION

          05/03/1999       10.00                      10.0000         1000.0000   1000.0000
          05/31/1999                                                              1000.0000       9.36      9,360.00
          06/30/1999                                                              1000.0000       9.78      9,780.00   -2.20%
          09/30/1999                                                              1000.0000       9.83      9,830.00    0.61%
            12/31/99                                                              1000.0000    13.0000     13,000.00   32.25%
             3/31/00                                                              1000.0000      12.95     12,950.00   -0.38%
             8/30/00                                                              1000.0000      12.08     12,080.00   -6.72%
             9/30/00                                                              1000.0000      11.14     11,140.00   -7.78%
          12/31/2000                                                              1000.0000      10.35     10,350.00   -7.09%
          03/31/2001                                                              1000.0000       8.99      8,990.00  -13.14%
          06/30/2001                                                              1000.0000       8.85      8,850.00   -1.56%
          09/30/2001                                                              1000.0000       7.33      7,330.00  -17.18%
          12/31/2001                                                              1000.0000       7.62      7,820.00    6.68%

MSCI EAFE - 5/3/99

PERIOD END          INVEST        CHARGES         VALUE          PERCENT CHANGE

05/03/1999          10,000             0          10,000                    0
05/31/1999               0             0           9,487                -5.13
06/30/1999               0             0           9,859                 3.92
07/31/1999               0             0          10,155                    3
08/31/1999               0             0          10,194                 0.39
09/30/1999               0             0          10,299                 1.03
10/31/1999               0             0          10,687                 3.77
11/30/1999               0             0          11,060                  3.5
12/31/1999               0             0          12,055                 8.99
01/31/2000               0             0          11,291                -6.34
02/29/2000               0             0          11,597                 2.71
03/31/2000               0             0          12,049                  3.9
04/30/2000               0             0          11,417                -5.24
05/31/2000               0             0          11,141                -2.42
06/30/2000               0             0          11,579                 3.93
07/31/2000               0             0          11,096                -4.17
08/31/2000               0             0          11,194                 0.89
09/30/2000               0             0          10,652                -4.85
10/31/2000               0             0          10,402                -2.34
11/30/2000               0             0          10,014                -3.73
12/31/2000               0             0          10,373                 3.58
01/31/2001               0             0          10,368                -0.05
02/28/2001               0             0           9,591                -7.49
03/31/2001               0             0           8,956                -6.62
04/30/2001               0             0           9,584                 7.01
05/31/2001               0             0           9,254                -3.45
06/30/2001               0             0           8,879                -4.05
07/31/2001               0             0           8,718                -1.81
08/31/2001               0             0           8,499                -2.51
09/30/2001               0             0           7,640               -10.11
10/31/2001               0             0           7,835                 2.56
11/30/2001               0             0           8,125                 3.69
12/31/2001               0             0           8,173                 0.59
Total               10,000             0

                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series I (International Series) on May 3, 1999 and reflects the fees and expenses of Series I. On December 31, 2001 the value of the investment (assuming reinvestment of all dividends and distributions) would have been $7,820. By comparison, the same $10,000 investment would have been $8,173 based on the MSCI EAFE Index's performance.



--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES I (INTERNATIONAL)

                                                      NUMBER      MARKET
FOREIGN STOCKS                                       OF SHARES    VALUE
--------------                                       ---------  ----------
AUSTRALIA - 2.0%
Commonwealth Bank of
  Australia ....................................        8,400   $  128,741
M.I.M. Holdings, Ltd. ..........................      117,485       68,560
News Corporation, Ltd. ADR .....................        4,400      116,424
                                                                ----------
                                                                   313,725
BELGIUM - 2.7%
Fortis .........................................        6,239      161,934
Interbrew ......................................        9,708      265,803
                                                                ----------

                                                                   427,737
BERMUDA - 2.2%
Tyco International, Ltd. .......................        5,900      347,510

BRAZIL - 1.2%
Empresa Brasileira de Aeronautica
  S.A. (Embraer) ADR ...........................        4,834      106,976
Petroleo Brasileiro S.A. ADR ...................        3,962       92,315
                                                                ----------
                                                                   199,291
CANADA - 5.2%
Bombardier, Inc. ...............................       17,146      177,228
Manulife Financial Corporation .................        7,559      196,990
Royal Bank of Canada ...........................        7,872      255,595
Sun Life Financial Services of
  Canada .......................................        9,321      198,238
                                                                ----------
                                                                   828,051
DENMARK - 0.8%
TDC A/S ........................................        3,750      133,601

FINLAND - 0.5%
Nokia Oyj ADR ..................................        2,973       72,928

FRANCE - 10.7%
Aventis S.A ....................................        3,482      247,255
BNP Paribas S.A ................................        2,210      197,762
PSA Peugeot Citroen ............................        3,128      132,992
Sanofi-Synthelabo S.A ..........................        3,087      230,338
Societe Generale ...............................        2,760      154,454
Suez S.A .......................................        6,700      202,833
TotalFinaElf S.A.1 .............................        2,680      382,758
Vinci S.A ......................................        2,901      170,094
                                                                ----------
                                                                 1,718,486
GERMANY - 8.6%
Allianz AG .....................................        1,000      236,846
Bayer AG .......................................        2,680       85,429
Deutsche Lufthansa AG ..........................        5,651       74,619
E.On AG ........................................        3,768      195,195
Fraport AG * ...................................        3,670       86,596
Fresenius Medical Care AG ......................        2,300      142,330
Henkel KGaA ....................................        2,000      113,081
Muenchener Rueckversicherungs-
  Gesellschaft AG ..............................        1,038      281,846
Schering AG ....................................        3,080      163,449
                                                                ----------
                                                                 1,379,391

                                                       NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES    VALUE
--------------------------                           ---------  ----------
GREECE - 0.3%
Hellenic Telecommunications
  Organization S.A. (OTE) ......................        3,000   $   48,883

HONG KONG - 1.5%
Aluminum Corporation of
  China, Ltd. * ................................      203,300       35,457
Cathay Pacific Airways, Ltd. ...................       30,000       38,472
China Unicom, Ltd. * ...........................       51,300       56,577
CNOOC, Ltd. ADR ................................        2,042       39,410
Hutchison Whampoa, Ltd. ........................        8,000       77,200
                                                                ----------
                                                                   247,116
HUNGARY - 1.0%
OTP Bank Rt ....................................        2,632      158,038

IRELAND - 5.2%
Bank of Ireland ................................       28,044      265,435
CRH plc ........................................       15,776      278,551
Elan Corporation plc ADR *1 ....................        6,499      292,845
                                                                ----------
                                                                   836,831
ITALY - 7.2%
ENI SpA1 .......................................       23,806      298,452
Riunione Adriatica di Sicurta
  SpA (RAS) ....................................       15,402      181,436
Saipem SpA .....................................        8,746       42,831
Snam Rete Gas SpA * ............................       62,250      164,619
Telecom Italia SpA .............................       22,883      195,600
UniCredito Italiano SpA ........................       68,850      276,481
                                                                ----------
                                                                 1,159,419
JAPAN - 8.4%
Bridgestone Corporation ........................       11,000      116,412
Chugai Pharmaceutical
  Company, Ltd. ................................        8,000       92,721
Dentsu, Inc. ...................................           17       76,141
Fast Retailing Company, Ltd. ...................        2,300      204,624
Hitachi, Ltd. ..................................       11,000       80,574
Ito-Yokado Company, Ltd. .......................        2,000       90,340
JGC Corporation ................................       22,000      162,323
NTT DoCoMo, Inc. ...............................            8       94,003
Nintendo Company, Ltd. .........................          800      140,088
Nissan Motor Company, Ltd. .....................       34,000      180,299
Yamanouchi Pharmaceutical
  Company, Ltd. ................................        4,000      105,600
                                                                ----------
                                                                 1,343,125
KOREA - 2.2%
Kookmin Bank ...................................        1,484       56,264
Korea Telecom Corporation ADR ..................        2,000       40,660
Korea Tobacco & Ginseng
  Corporation (KT&G) ...........................        4,300       32,895
Samsung Electronics
Company, Ltd. ..................................          490      104,081
Samsung Electronics Company,
  Ltd. GDR .....................................          500       53,103



--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES I (INTERNATIONAL) (CONTINUED)


                                                       NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES    VALUE
--------------------------                           ---------  ----------
KOREA (CONTINUED)
Samsung SDI Company, Ltd. ......................        1,340   $   59,170
                                                                ----------
                                                                   346,173
MEXICO - 2.1%
America Movil S.A. de
  C.V. ADR .....................................        2,700       52,596
Cemex S.A. de C.V. ADR .........................        3,931       97,096
Grupo Financiero BBVA Bancomer
  S.A. de C.V. (GFB) ...........................       77,700       71,187
Grupo Televisa S.A. GDR* .......................        2,700      116,586
                                                                ----------
                                                                   337,465
NETHERLANDS - 6.4%
Buhrmann N.V ...................................        8,912       97,841
ING Groep N.V ..................................        3,100       79,053
Koninklijke Ahold N.V ..........................        8,729      253,999
Koninklijke (Royal) Philips
  Electronics N.V ..............................        9,364      278,313
StMicroelectronics N.V .........................        3,200      102,717
TPG N.V ........................................        9,428      203,991
                                                                ----------
                                                                 1,015,914
POLAND - 0.7%
Bank Pekao S.A. ADR* ...........................        4,957      100,214
Bank Pekao S.A. GDR* ...........................          365        7,300
                                                                ----------
                                                                   107,514
PORTUGAL - 0.8%
Portugal Telecom, SGPS S.A.* ...................       16,096      125,404

RUSSIA - 0.8%
LUKOIL ADR .....................................        1,387       67,954
Surgutneftegaz ADR* ............................        3,400       53,176
                                                                ----------
                                                                   121,130
SPAIN - 3.3%
Banco Popular Espanol S.A ......................        6,626      217,584
Iberdola S.A ...................................       13,718      178,576
Telefonica S.A.* ...............................        9,340      124,995
                                                                ----------
                                                                   521,155
SWEDEN - 0.7%
Skandinaviska Enskilda Banken
  AB (SEB) .....................................       12,470      113,529

SWITZERLAND - 3.1%
Converium Holding AG* ..........................        1,800       87,490
Nestle S.A .....................................        1,070      228,140
Swisscom AG ....................................          670      185,629
                                                                ----------
                                                                   501,259
UNITED KINGDOM - 13.7%
BAE Systems plc ................................       24,919      112,156
Barclays plc ...................................        2,913       96,451
BHP Billiton plc ...............................       39,600      199,989
BP plc .........................................       27,136      210,502
British American Tobacco plc ...................       18,965      161,332

                                                       NUMBER     MARKET
FOREIGN STOCKS (CONTINUED)                           OF SHARES    VALUE
--------------------------                           ---------  ----------
UNITED KINGDOM (CONTINUED)
British Sky Broadcasting
  Group plc ("BSkyB")* .........................        7,110   $   77,764
GlaxoSmithKline plc ............................        8,651      216,937
Invensys plc ...................................       88,050      154,418
Lloyd's TSB Group plc ..........................        7,600       82,184
Reckitt Benckiser plc ..........................       19,416      284,559
Shell Transport & Trading
  Company plc ..................................       17,085      118,173
Vodafone Group plc .............................      184,597      482,249
                                                                ----------
                                                                 2,196,714
UNITED STATES - 1.8%
Amdocs, Ltd.* ..................................        3,543      120,356
Pharmacia Corporation ..........................        4,000      170,600
                                                                ----------
                                                                   290,956
                                                                ----------
      Total foreign stocks - 93.1% .............                14,891,345

OPTIONS PURCHASED - 0.0%
------------------------
NASDAQ 100 Index Call Option,
  expires 01-02-02 -
  strike price 2,027.8959 ......................      96      --
NASDAQ 100 Index Call Option,
  expires 01-09-02 -
  strike price 1,876.072 .......................     100      --
NASDAQ 100 Index Call Option,
  expires 01-16-02 -
  strike price 1,859.341 .......................     100      36
NASDAQ 100 Index Call Option,
  expires 01-23-02 -
  strike price 1,821.60 ........................     109     666
NASDAQ 100 Index Call Option,
  expires 01-30-02 -
  strike price 1,847.95 ........................     108     823
NASDAQ 100 Index Call Option,
  expires 02-06-02 -
  strike price 1,873.432 .......................     117     702
NASDAQ 100 Index Call Option,
  expires 02-08-02 -
  strike price 1,756.315 .......................      59   1,312
NASDAQ 100 Index Call Option,
  expires 02-08-02 -
  strike price 1,784.50 ........................      60   1,343
NIKKEI 225 Call Option 5%,
  expires 02-08-02 -
  strike price 12,719.55 .......................      25      80
NIKKEI 225 Call Option 5%,
  expires 05-10-02 -
  strike price 12,719.55 .......................      24   2,265
                                                           -----
                                                           7,227



--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES I (INTERNATIONAL) (CONTINUED)

                                                         PRINCIPAL   MARKET
REPURCHASE AGREEMENT                                       AMOUNT     VALUE
--------------------                                    ---------   ----------
REPURCHASE AGREEMENT - 3.0%
State Street, 0.65%, 01-02-02
  (Collateralized by FNMA,
  4.625% - 05-15-03 with a value
  of $484,454) ..................................        $ 472,340 $   472,340
                                                                   -----------
  Total investments - 96.1% .....................                   15,370,912
  Cash & other assets, less
    liabilities - 3.9% ..........................                      627,886
                                                                   -----------
  Total net assets - 100.0% .....................                  $15,998,798
                                                                   ===========

INVESTMENT CONCENTRATION

At December 31, 2001, Series I investment concentration, by industry, was as follows:

Advertising ............................................................0.5%
Aerospace/Defense ......................................................1.4%
Airlines ...............................................................0.7%
Automobiles ............................................................2.0%
Banks & Credit ........................................................13.4%
Beverages ..............................................................1.7%
Broadcast Media ........................................................1.9%
Building & Construction ................................................2.8%
Building Materials .....................................................0.6%
Chemicals ..............................................................2.5%
Electric Utilities .....................................................1.1%
Electronics ............................................................3.6%
Engineering ............................................................1.0%
Financial Services .....................................................6.0%
Food Processing ........................................................1.4%
Food Wholesalers .......................................................1.6%
Health Care ............................................................4.2%
Household Products .....................................................1.8%
Insurance ..............................................................3.7%
Manufacturing ..........................................................5.5%
Metals & Minerals ......................................................1.9%
Natural Gas ............................................................1.0%
Oil ....................................................................8.2%
Pharmaceuticals ........................................................6.2%
Retail .................................................................1.8%
Semiconductors .........................................................0.6%
Services ...............................................................1.9%
Telecommunications ....................................................10.8%
Tire & Rubber ..........................................................0.7%
Tobacco ................................................................1.2%
Toys & Sporting Goods ..................................................0.9%
Transportation .........................................................0.5%
Options ................................................................0.0%
Repurchase Agreement ...................................................3.0%
Cash & other assets, less liabilities ..................................3.9%
                                                                      -----
                                                                      100.0%
                                                                      =====

The identified cost of investments owned at December 31, 2001 was $16,533,154 for federal income tax purposes.

* Non-income producing security

ADR (American Depositary Receipt)

GDR (Global Depositary Receipt)

(1) Security is segregated as collateral for futures, forward exchange contracts or options.



--------------------------------------------------------------------------------
                            See accompanying notes.

[CLOCK]
SERIES X (SMALL CAP GROWTH SERIES)
February 15, 2002

[PHOTO]
Ronald C. Ognar
Portfolio Manager

[STRONG LOGO]

SUBADVISOR,
STRONG CAPITAL MANAGEMENT

TO OUR CONTRACTHOLDERS:

For the 12 months ending December 31, 2001, the Small Cap Growth Series of SBL returned -27.86%, versus a return of -9.23% for the Russell 2000 Growth Index, the benchmark index.(1)

SEPTEMBER 11 EXTENDS PRICE SLIPPAGE

The terrorist attacks occurred just as the macroeconomic fundamentals were showing signs of bottoming after nearly a year of slowing growth. The shock of the tragedy combined with negative earnings implications drove domestic equities to their lowest levels since the fall of 1998. Of course, periods of intense uncertainty, doubt, and fear often create exploitable investment opportunities. The September 21 low in equity prices was followed by a dramatic fourth quarter rebound. Growth stocks asserted particularly strong performance with technology reemerging as the top-performing sector. The small capitalization asset class performed especially well during the period as smaller companies have generally been more levered to benefit from an approaching economic turnaround.

During the fourth quarter, we began to assume a more aggressive posture. Early in the quarter, on the belief that economic recovery was approaching, we began adding to our high-conviction growth names. It has become apparent over the last five years that the technology sector is very cyclical and moves with the economy. Ultimately, the technology weighting in the Series was increased significantly. Additionally, we emphasized the consumer retail sector, which also tends to be very cyclical. Low energy prices and the wave of mortgage refinancing boosted consumer spending power and further bolstered our conviction in retail stores.

OPTIMISTIC ABOUT 2002

A deep-seeded investment maxim is "markets climb a wall of worry." This certainly describes the market's current state. Technology bears continue to point to the persistent deterioration in corporate profits, excess capacity, and anemic sales growth. The bulls focus on the future and wait for the lagged impact of an accommodative Federal Reserve policy. Although the magnitude of an economic and a corporate profit recovery is difficult to ascertain, earnings comparisons are rarely easier and inflation is well contained. With this as a backdrop, it should be only a matter of time before the U.S. economy and overall corporate earnings growth begin to recover, and it is the trajectory of earnings growth that drives stock prices. Historically, growth stocks tend to lead other sectors out of a sluggish economic environment. Additionally, small capitalization stocks typically thrive during economic recovery. We believe history will repeat itself and are optimistic about the Fund's prospects for 2002.

Sincerely,



Ronald C. Ognar
Portfolio Manager

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.



--------------------------------------------------------------------------------

[CLOCK]
SERIES X (SMALL CAP GROWTH SERIES)
February 15, 2002

                           AVERAGE ANNUAL TOTAL RETURN
                           AS OF DECEMBER 31, 2001(1)

                                 Since
                               Inception
                   1 Year      (10-15-97)
                   ------      ---------
Series X          (27.86%)      6.75%

(1) Performance figures do not reflect fees and expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a Series of SBL Fund are available only through the purchase of such products.

     The performance data quoted above represents past performance. Past performance is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                    [CHART]

                          SBL X INVESTMENT INFORMATION



   DATE       INVESTMENT       DIVIDEND    PRICE   # OF SHARES        BALANCE             PRICE       VALUE

BBL X

10/15/1997        10,000                     10,000     1000.0000       1000.0000
   10/31/1997                                                           1000.0000           9.7000       9,700.00      -3.00%
   12/31/1997                                                           1000.0000           9.5800       9,580.00      -1.24%
   03/30/1998                    0.015        10.59        1.4164       1001.4164
   03/31/1998                                                           1001.4164            10.68      10,695.13      11.64%
   06/30/1998                                                           1001.4164            10.39      10,404.72       -272%
   09/30/1998                                                           1001.4164             8.71       8,722.34     -16.17%
   12/31/1998                                                           1001.4164            10.67      10,685.11      22.50%
   02/25/1999                    0.015         9.99        1.5038       1002.9201
   03/31/1999                                                           1002.9201            10.64      10,671.07      -0.13%
   06/30/1999                                                           1002.9201            11.37      11,403.20       6.86%
   09/30/1999                                                           1002.9201            13.18      13,218.49      15.92%
   12/16/1999                    0.227        17.67       12.8841       1015.8042
   12/29/1999                    0.291        19.37       15.2807       1031.0649
   12/31/1999                                                           1031.0649             19.4      20,002.66      51.32%
   03/31/2000                                                           1031.0649          25.0600      25,838.49
   06/30/2000                                                           1031.0649          21.9600      22,642.18      13.20%
   09/15/2000                   0.1900      21.2600        9.2146       1040.2795
   09/30/2000                                                           1040.2795            22.09      22,979.77       1.49%
   12/31/2000                                                           1040.2795            17.55      18,258.90     -20.55%
   03/31/2001                                                           1040.2795            12.84      13,357.19     -26.84%
   06/31/2001                                                           1040.2795            14.18      14,761.16      10.44%
   09/30/2001                                                           1040.2795            10.79      11,224.62     -23.81%
   12/31/2001                                                           1040.2795            12.66      13,169.94      17.33%

RUSSELL 2000 GROWTH - 10/31/97**



Period End        Invest         Charges     Value       Percent Change
10/15/1997            10,000           0        10,000               0
11/30/1997                 0           0         9,762           -2.38
12/31/1997                 0           0         9,767            0.06
01/31/1998                 0           0         9,637           -1.33
02/28/1998                 0           0        10,488            8.83
03/31/1998                 0           0        10,926             4.2
04/30/1998                 0           0        10,995            0.61
05/31/1998                 0           0        10,196           -7.27
06/30/1998                 0           0        10,300            1.02
07/31/1998                 0           0         9,440           -8.35
08/31/1998                 0           0         7,261          -23.08
09/30/1998                 0           0         7,997           10.14
10/31/1998                 0           0         8,414            5.22
11/30/1998                 0           0         9,067            7.76
12/31/1998                 0           0         9,888            9.05
01/31/1999                 0           0        10,332             4.5
02/28/1999                 0           0         9,387           -9.15
03/31/1999                 0           0         9,721            3.56
04/30/1999                 0           0        10,580            8.83
05/31/1999                 0           0        10,597            0.16
06/30/1999                 0           0        11,155            5.27
07/31/1999                 0           0        10,810           -3.09
08/31/1999                 0           0        10,406           -3.74
09/30/1999                 0           0        10,607            1.93
10/31/1999                 0           0        10,878            2.56
11/30/1999                 0           0        12,028           10.57
12/31/1999                 0           0        14,149           17.63
01/31/2000                 0           0        14,017           -0.93
02/29/2000                 0           0        17,279           23.27
03/31/2000                 0           0        15,463          -10.51
04/30/2000                 0           0        13,901           -10.1
05/31/2000                 0           0        12,683           -8.76
06/30/2000                 0           0        14,322           12.92
07/31/2000                 0           0        13,095           -8.57
08/31/2000                 0           0        14,472           10.52
09/30/2000                 0           0        13,753           -4.97
10/31/2000                 0           0        12,636           -8.12
11/30/2000                 0           0        10,342          -18.16
12/31/2000                 0           0        10,974            6.12
01/31/2001                 0           0        11,862            8.09
02/28/2001                 0           0        10,236          -13.71
03/31/2001                 0           0         9,305           -9.09
04/30/2001                 0           0        10,444           12.24
05/31/2001                 0           0        10,687            2.32
06/30/2001                 0           0        10,991            2.85
07/31/2001                 0           0        10,054           -8.53
08/31/2001                 0           0         9,425           -6.25
09/30/2001                 0           0         7,904          -16.14
10/31/2001                 0           0         8,665            9.62
11/30/2001                 0           0         9,388            8.35
12/31/2001                 0           0         9,973            6.23
Total                 10,000           0

**Can only run from the end of the month, fund started 10/15/97.


                             $10,000 Since Inception

The chart above assumes a hypothetical $10,000 investment in Series X (Small Cap Growth Series) on October 15, 1997 (date of inception), and reflects the fees and expenses of Series X. On December 31, 2001, the value of the investment (assuming reinvestment of all dividends and distributions) would have grown to $13,170. By comparison, the same $10,000 investment would have been $9,973 based on the Russell 2000 Growth Index's performance.


--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES X (SMALL CAP GROWTH)

                                                             NUMBER     MARKET
COMMON STOCKS                                               OF SHARES   VALUE
-------------                                               --------- ----------
APPAREL & ACCESSORIES - 1.1%
OshKosh B'Gosh, Inc. ...................................      19,000  $  796,860

APPAREL RETAIL - 2.7%
Christopher & Banks Corporation* .......................       9,000     308,250
Hot Topic, Inc.* .......................................      26,500     831,835
Urban Outfitters, Inc.* ................................      34,000     820,080
                                                                      ----------
                                                                       1,960,165
APPLICATION SOFTWARE - 9.6%
Acclaim Entertainment, Inc.* ...........................     173,500     919,550
Activision, Inc.* ......................................      24,500     637,245
Documentum, Inc.* ......................................      18,000     390,960
E.piphany, Inc.* .......................................      30,000     261,300
InterVoice-Brite, Inc.* ................................      39,500     505,600
MRO Software, Inc.* ....................................      14,000     327,320
NetiQ Corporation* .....................................      10,500     370,230
NetScreen Technologies, Inc.* ..........................      17,500     387,275
Open Text Corporation* .................................      23,500     694,660
QuadraMed Corporation* .................................      27,500     232,375
Secure Computing Corporation* ..........................      48,000     986,400
THQ, Inc.* .............................................      28,000   1,357,160
                                                                      ----------
                                                                       7,070,075
BANKS - 0.8%
New York Community Bancorp, Inc. .......................      11,500     263,005
TCF Financial Corporation ..............................       7,500     359,850
                                                                      ----------
                                                                         622,855
BIOTECHNOLOGY - 5.0%
Cephalon, Inc.* ........................................       9,500     718,058
Connetics Corporation* .................................      32,500     386,750
ILEX Oncology, Inc.* ...................................      13,000     351,520
Neurocrine Biosciences, Inc.* ..........................      14,500     743,995
SangStat Medical Corporation* ..........................      26,500     520,460
Transkaryotic Therapies, Inc.* .........................      23,000     984,400
                                                                      ----------
                                                                       3,705,183
CASINOS & GAMING - 3.4%
Ameristar Casinos, Inc.* ...............................      22,000     551,100
Argosy Gaming Company* .................................      27,000     878,040
Boyd Gaming Corporation* ...............................      75,500     490,750
Shuffle Master, Inc.* ..................................      38,500     603,295
                                                                      ----------
                                                                       2,523,185
CATALOG RETAIL - 0.6%
Ticketmaster (Cl.B)* ...................................      28,500     467,115

COMPUTER & ELECTRONICS RETAIL - 1.8%
Electronics Boutique Holding Corporation* ..............      14,500     579,130
Movie Gallery, Inc.* ...................................      31,000     755,160
                                                                      ----------
                                                                       1,334,290

                                                             NUMBER     MARKET
COMMON STOCKS (CONTINUED)                                   OF SHARES   VALUE
------------------------                                    --------- ---------
COMPUTER STORAGE & PERIPHERALS - 2.1%
Advanced Digital Information Corporation* ............       32,500   $  521,300
ATI Technologies, Inc.* ..............................       81,500    1,035,050
                                                                      ----------
                                                                       1,556,350
CONSTRUCTION & ENGINEERING - 0.5%
EMCOR Group, Inc.* ...................................        8,500      385,900

DATA PROCESSING SERVICES - 1.4%
Global Payments, Inc. ................................       29,000      997,600

DIVERSIFIED COMMERCIAL SERVICES - 6.4%
Career Education Corporation* ........................       11,000      377,080
Coinstar, Inc.* ......................................       17,000      425,000
Corinthian Colleges, Inc.* ...........................       22,000      899,580
Corporate Executive Board Company* ...................       19,000      697,300
Exult, Inc.* .........................................       60,000      963,000
First Consulting Group, Inc.* ........................       20,000      310,000
FTI Consulting, Inc.* ................................       31,000    1,016,800
                                                                      ----------
                                                                       4,688,760
ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
Power-One, Inc.* .....................................       21,500      223,815
Wilson Greatbatch Technologies, Inc.* ................        8,000      288,800
                                                                      ----------
                                                                         512,615
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
DSP Group, Inc.* .....................................       29,000      674,540
Itron, Inc.* .........................................       31,500      954,450
Kopin Corporation* ...................................       29,000      406,000
Newport Corporation ..................................       24,000      462,720
Plexus Corporation* ..................................       13,500      358,560
                                                                      ----------
                                                                       2,856,270
ENVIRONMENTAL SERVICES - 0.9%
Headwaters, Inc.* ....................................       25,500      292,230
TRC Companies, Inc.* .................................        7,500      375,000
                                                                      ----------
                                                                         667,230
FOOD DISTRIBUTORS - 1.4%
Performance Food Group Company* ......................       30,000    1,055,100

GENERAL MERCHANDISE STORES - 1.4%
Pathmark Stores, Inc.* ...............................        7,500      184,950
Tuesday Morning Corporation* .........................       45,500      823,095
                                                                      ----------
                                                                       1,008,045

--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES X (SMALL CAP GROWTH) (CONTINUED)

                                                           NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
------------------------                                  ---------   ---------
HEALTH CARE DISTRIBUTORS & SERVICES - 3.7%
D & K Healthcare Resources, Inc. .................         18,000     $1,025,100
MIM Corporation* .................................         24,000        427,200
MAXIMUS, Inc.* ...................................          8,500        357,510
Priority HealthCare Corporation (Cl. B)* .........         25,000        879,750
                                                                      ----------
                                                                       2,689,560
HEALTH CARE EQUIPMENT - 2.6%
Diagnostic Products Corporation ..................          8,500        373,575
ResMed, Inc.* ....................................          6,000        323,520
Respironics, Inc.* ...............................         34,500      1,195,080
                                                                      ----------
                                                                       1,892,175
HEALTH CARE SUPPLIES - 1.8%
Advanced Neuromodulation System, Inc.* ...........         12,000        423,000
ICU Medical, Inc.* ...............................         12,500        556,250
Therasense, Inc.* ................................         14,000        347,200
                                                                      ----------
                                                                       1,326,450
HOME FURNISHINGS - 1.0%
Mohawk Industries, Inc.* .........................         13,000        713,440

INSURANCE BROKERS - 2.8%
Brown & Brown, Inc. ..............................         28,000        764,400
Hilb, Rogal, & Hamilton Company ..................         16,500        924,825
Willis Group Holdings, Ltd.* .....................         15,000        353,250
                                                                      ----------
                                                                       2,042,475
INTERNET SOFTWARE & SERVICES - 3.5%
FreeMarkets, Inc.* ...............................         11,500        275,655
Global Sports, Inc.* .............................         35,000        698,250
Inktomi Corporation* .............................         60,000        402,600
Interwoven, Inc.* ................................         61,500        599,010
SonicWALL, Inc.* .................................         29,000        563,760
                                                                      ----------
                                                                       2,539,275
IT CONSULTING & SERVICES - 5.0%
CACI International, Inc.* ........................         21,000        829,185
Perot Systems Corporation* .......................         36,000        735,120
Tier Technologies, Inc. (Cl. B)* .................         63,500      1,369,060
Titan Corporation* ...............................         29,500        736,025
                                                                      ----------
                                                                       3,669,390
LEISURE PRODUCTS - 1.1%
Midway Games, Inc.* ..............................         53,500        803,035

OIL & GAS DRILLING - 0.7%
Rowan Companies, Inc.* ...........................         27,000        522,990

OIL & GAS EQUIPMENT & SERVICES - 1.5%
Offshore Logistics, Inc.* ........................         34,000        603,840
Smith International, Inc.* .......................          9,500        509,390
                                                                      ----------
                                                                       1,113,230

                                                           NUMBER       MARKET
COMMON STOCKS (CONTINUED)                                 OF SHARES     VALUE
------------------------                                  ---------   ---------
OIL & GAS EXPLORATION & PRODUCTION - 3.0%
Frontier Oil Corporation .........................         28,500     $  474,240
Remington Oil & Gas Corporation* .................         27,000        467,100
Spinnaker Exploration Company* ...................          8,000        329,280
XTO Energy, Inc. .................................         53,500        936,250
                                                                      ----------
                                                                       2,206,870
PACKAGED FOODS - 0.9%
Flower Foods, Inc.* ..............................         10,500        419,160
Green Mountain Coffee, Inc.* .....................          9,000        246,510
                                                                      ----------
                                                                         665,670
PHARMACEUTICALS - 3.8%
Amarin Corporation* ..............................         15,000        260,625
First Horizon Pharmaceutical Corporation* ........         13,500        396,765
ISIS Pharmaceuticals, Inc.* ......................         19,000        421,610
NPS Pharmaceuticals, Inc.* .......................         12,000        459,600
TARO Pharmaceutical Industries, Ltd.* ............         32,000      1,278,400
                                                                      ----------
                                                                       2,817,000
RESTAURANTS - 3.2%
P. F. Chang's China Bistro, Inc.* ................         19,000        898,700
Panera Bread Company* ............................         27,500      1,431,100
                                                                      ----------
                                                                       2,329,800
SEMICONDUCTOR EQUIPMENT - 2.6%
Brooks Automation, Inc.* .........................         18,000        732,060
Cabot Microelectronics Corporation* ..............          9,000        713,250
Varian Semiconductor Equipment Associates,
Inc.* ............................................         13,000        449,670
                                                                      ----------
                                                                       1,894,980
SEMICONDUCTORS - 7.4%
ESS Technology, Inc.* ............................         17,500        372,050
Genesis Microchip, Inc.* .........................         10,500        694,260
Intersil Corporation* ............................         13,000        419,250
Microtune, Inc.* .................................         16,500        387,090
Oak Technology, Inc.* ............................         68,500        941,875
Power Integrations, Inc.* ........................         14,500        331,180
Semtech Corporation* .............................          5,000        178,450
Silicon Laboratories, Inc.* ......................          7,500        252,825
Vitesse Semiconductor Corporation* ...............         59,000        735,140
Xicor, Inc.* .....................................         36,000        399,600
Zoran Corporation* ...............................         21,000        685,440
                                                                      ----------
                                                                       5,397,160


--------------------------------------------------------------------------------
                            See accompanying notes.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

SERIES X (SMALL CAP GROWTH) (CONTINUED)

                                                          PRINCIPAL
                                                          AMOUNT OR
                                                           NUMBER          MARKET
COMMON STOCKS (CONTINUED)                                 OF SHARES        VALUE
------------------------                                  ---------      ---------
SPECIALTY STORES - 1.6%
Copart, Inc.* ........................................       10,000     $   363,700
Krispy Kreme Doughnuts, Inc.* ........................       18,000         795,600
                                                                        -----------
                                                                          1,159,300
STEEL - 0.5%
Steel Dynamics, Inc.* ................................       33,000         383,130

SYSTEMS SOFTWARE - 1.3%
Borland Software Corporation* ........................       59,000         923,940

TELECOMMUNICATIONS EQUIPMENT - 3.4%
Anaren Microwave, Inc.* ..............................       39,500         684,140
Harmonic, Inc.* ......................................       57,000         685,140
Polycom, Inc.* .......................................       11,000         378,400
UTStarcom, Inc.* .....................................       26,000         741,000
                                                                        -----------
                                                                          2,488,680
TRUCKING - 0.9%
Knight Transportation, Inc.* .........................       36,000         676,080
                                                                        -----------
  Total common stocks - 96.0% .......................................    70,462,228

REPURCHASE AGREEMENT - 5.2%
United Missouri Bank, 1.25%,
  01-02-02 (Collateralized by
  FNMA, 01-22-02 with a value
  of $3,925,773) .....................................   $3,848,000       3,848,000
                                                                        -----------
  Total investments - 101.2% ........................................    74,310,228
  Liabilities, less cash and other assets - (1.2%) ..................      (902,201)
                                                                        -----------
  Total net assets - 100.0% .........................................   $73,408,027
                                                                        ===========

The identified cost of investments at December 31, 2001 was $64,828,596 for federal income tax purposes.

* Non-income producing security


--------------------------------------------------------------------------------
                            See accompanying notes.
                                      139

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                       SERIES B        SERIES C                       SERIES E
                                                       SERIES A       (LARGE CAP        (MONEY        SERIES D      (DIVERSIFIED
                                                        (EQUITY)        VALUE)          MARKET)       (GLOBAL)        INCOME)
                                                     -------------   -------------   -------------  -------------   -------------
ASSETS
Investments, at value(1) .......................     $ 789,380,783   $ 558,827,746   $ 128,181,487  $ 428,572,062   $ 138,141,223
Repurchase agreements, at value(1) .............         1,037,000              --         213,000      3,821,326       2,205,000
Cash ...........................................             1,008         458,301             411        237,832             618
Cash denominated in a foreign currency,
  at value(2) ..................................                --              --              --          5,487              --
Receivables:
  Fund shares sold .............................           596,935         490,553       3,427,094        697,890         363,483
  Securities sold ..............................         2,910,246       8,024,272          64,193        608,369         659,487
  Interest .....................................                --              --          73,702         14,397       1,823,875
  Dividends ....................................           689,897         301,250              --        378,930              --
  Foreign taxes recoverable ....................                --              --              --        131,348              --
Prepaid expenses ...............................            11,819           8,017           1,445          6,437           1,474
                                                     -------------   -------------   -------------  -------------   -------------
  Total assets .................................       794,627,688     568,110,139     131,961,332    434,474,078     143,195,160
                                                     -------------   -------------   -------------  -------------   -------------

LIABILITIES
Payable for:
  Securities purchased .........................     $   1,893,622   $   2,953,266   $          --  $     949,770   $          --
  Fund shares redeemed .........................         1,488,110       1,463,610         606,717      1,785,711         541,394
  Management fees ..............................           502,852         355,622          54,702        363,903          90,201
  Custodian fees ...............................             5,200           4,800           1,922          7,156           1,400
  Transfer and administration fees .............            30,836          21,970           5,554         53,430           5,993
  Professional fees ............................            42,300          28,100           7,300         27,200           9,500
  Other ........................................            62,297          42,508           8,014         34,617           8,232
                                                     -------------   -------------   -------------  -------------   -------------
    Total liabilities ..........................         4,025,217       4,869,876         684,209      3,221,787         656,720
                                                     -------------   -------------   -------------  -------------   -------------

NET ASSETS .....................................     $ 790,602,471   $ 563,240,263   $ 131,277,123  $ 431,252,291   $ 142,538,440
                                                     =============   =============   =============  =============   =============

NET ASSETS CONSIST OF:
Paid in capital ................................     $ 648,181,268   $ 801,944,460   $ 127,220,034  $ 421,114,958   $ 155,542,484
Accumulated undistributed net
  investment income (loss) .....................         2,206,223       5,312,633       4,001,218        (67,841)      7,212,018
Accumulated undistributed net realized
  loss on sale of investments, futures
  and foreign currency transactions ............       (34,992,950)   (240,458,927)             --    (11,080,493)    (21,756,196)
Net unrealized appreciation (depreciation)
  in value of investments and translation of
  assets and liabilities in foreign currency ...       175,207,930      (3,557,903)         55,871     21,285,667       1,540,134
                                                     -------------   -------------   -------------  -------------   -------------
    Total net assets ...........................     $ 790,602,471   $ 563,240,263   $ 131,277,123  $ 431,252,291   $ 142,538,440
                                                     =============   =============   =============  =============   =============
Capital shares authorized ......................        indefinite      indefinite      indefinite     indefinite      indefinite
Capital shares outstanding .....................        35,353,032      30,296,535      10,763,764     68,300,938      12,507,575
Net asset value per share (net assets
  divided by shares outstanding) ...............     $       22.36   $       18.59   $       12.20  $        6.31   $       11.40
                                                     =============   =============   =============  =============   =============
(1) Investments, including repurchase
     agreements, at cost .......................     $ 615,209,853   $ 562,385,649   $ 128,338,616  $ 411,110,582   $ 138,806,089
(2) Cash denominated in a foreign currency, at
     cost .....................................                --              --              --          5,534              --

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                                                       SERIES K
                                                      SERIES G        SERIES H                           SERIES J      (GLOBAL
                                                      (LARGE CAP      (ENHANCED       SERIES I           (MID CAP      STRATEGIC
                                                       GROWTH)          INDEX)     (INTERNATIONAL)        GROWTH)       INCOME)
                                                     ------------    ------------  ---------------     ------------   ------------
ASSETS
Investments, at value(1) .........................   $ 14,133,102    $ 37,828,246    $ 14,898,572      $471,359,523   $ 14,927,240
Repurchase agreements, at value(1) ...............      1,555,122       4,288,000         472,340         1,170,000        432,000
Collateral received for securities loaned,
  at value .......................................      1,481,240              --       1,637,966                --             --
Cash .............................................             --             467              --               468         20,236
Cash denominated in a foreign currency,
  at value(2) ....................................             --              --         660,121                --          3,895
Unrealized appreciation on forward
  foreign exchange contracts .....................             --              --          74,410                --         49,369
Receivables:
  Fund shares sold ...............................         39,744          97,274          22,269           344,610         17,549
  Securities sold ................................             --          12,314          80,024                --         71,817
  Interest .......................................             --              --              --                --        338,012
  Dividends ......................................          8,695          37,331           9,041            79,152             --
  Foreign taxes recoverable ......................             --              --          10,659                --          1,737
Prepaid expenses .................................            147             541             215             6,788            146
                                                     ------------    ------------    ------------      ------------   ------------
  Total assets ...................................     17,218,050      42,264,173      17,865,617       472,960,541     15,862,001
                                                     ------------    ------------    ------------      ------------   ------------

LIABILITIES
Cash overdraft ...................................   $         86    $         --    $     80,047      $         --   $         --
Unrealized depreciation on forward
  foreign exchange contracts .....................             --              --          23,990                --         18,183
Payable for:
  Securities loaned ..............................      1,481,240              --       1,637,966                --             --
  Securities purchased ...........................             --          19,335           3,064                --         84,699
  Fund shares redeemed ...........................         26,022          53,509          21,138         1,373,199         38,457
  Written options, at value ......................             --              --          66,246           979,800            515
  Variation margin ...............................             --          38,855              --                --             --
  Management fee .................................         13,280          26,516          14,483           293,925         10,009
  Custodian fees .................................            481           2,000           7,963             5,000          1,470
  Transfer and administration fees ...............          1,479           3,485           5,922            18,257          6,027
  Professional fees ..............................          5,500           5,500           4,678            18,500          6,500
  Other ..........................................          1,319           2,968           1,322            36,277            788
                                                     ------------    ------------    ------------      ------------   ------------
    Total liabilities ............................      1,529,407         152,168       1,866,819         2,724,958        166,648
                                                     ------------    ------------    ------------      ------------   ------------
NET ASSETS .......................................   $ 15,688,643    $ 42,112,005    $ 15,998,798      $470,235,583   $ 15,695,353
                                                     ============    ============    ============      ============   ============

NET ASSETS CONSIST OF:
Paid in capital ..................................   $ 20,632,471    $ 51,223,277    $ 21,817,783      $402,838,832   $ 16,436,483
Accumulated undistributed net
  investment income (loss) .......................             --         239,396         (40,099)               --        881,700
Accumulated undistributed net realized
  gain (loss) on sale of investments, futures,
  options written and foreign currency
  transactions ...................................       (574,898)     (3,148,704)     (5,448,709)       24,430,712     (1,015,536)
Net unrealized appreciation (depreciation) in
  value of investments, futures, options
  written and translation of assets and
  liabilities in foreign currency ................     (4,368,930)     (6,201,964)       (330,177)       42,966,039       (607,294)
                                                     ------------    ------------    ------------      ------------   ------------
    Total net assets .............................   $ 15,688,643    $ 42,112,005    $ 15,998,798      $470,235,583   $ 15,695,353
                                                     ============    ============    ============      ============   ============
Capital shares authorized ........................     indefinite      indefinite      indefinite        indefinite     indefinite
Capital shares outstanding .......................      2,325,957       4,882,861       2,047,138        19,498,219      1,602,816
Net asset value per share (net assets
  divided by shares outstanding) .................   $       6.75    $       8.62    $       7.82      $      24.12   $      9.79
                                                     ============    ============    ============      ============   ============
(1) Investments, including repurchase
    agreements, at cost ..........................   $ 20,057,154    $ 48,306,913    $ 15,704,467      $430,524,795   $ 15,997,068
(2) Cash denominated in a foreign currency, at
    cost .........................................             --              --         659,758                --          3,965

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                              SERIES L           SERIES M           SERIES N           SERIES O
                                                              (CAPITAL         (GLOBAL TOTAL     (MANAGED ASSET        (EQUITY
                                                               GROWTH)            RETURN)           ALLOCATION)         INCOME)
                                                            -------------      -------------     --------------      -------------
ASSETS
Investments, at value(1) ..............................     $  21,713,879      $  22,228,358      $  88,136,235      $ 187,362,093
Repurchase agreements, at value(1) ....................           232,592          2,728,000                 --                 --
Collateral received for securities loaned,
  at value ............................................         3,177,608            695,190         12,424,724          6,870,981
Cash ..................................................                --                886             97,155                 --
Cash denominated in a foreign currency,
  at value(2) .........................................                --            197,193                 --                 --
Unrealized appreciation on forward
  foreign exchange contracts ..........................                --             26,088                 --                 --
Receivables:
  Fund shares sold ....................................                --             15,976             78,461            520,980
  Securities sold .....................................            29,659            342,150            221,455            429,656
  Interest ............................................            99,803             71,287            452,772             11,462
  Dividends ...........................................            18,010             15,003             45,056            257,933
  Variation margin ....................................                --             25,101                 --                 --
  Foreign taxes recoverable ...........................                --              5,599             10,483                 --
Prepaid expenses ......................................               222                383              1,056              2,136
                                                            -------------      -------------      -------------      -------------
  Total assets ........................................     $  25,271,773      $  26,351,214      $ 101,467,397      $ 195,455,241
                                                            -------------      -------------      -------------      -------------
LIABILITIES
Cash overdraft, cash overdraft denominated
  in a foreign currency, at value(2) ..................     $          10      $          --      $       9,359      $     429,656
Unrealized depreciation on forward
  foreign exchange contracts ..........................                --             62,198                 --                 --
Payable for:
  Securities loaned ...................................         3,177,608            695,190         12,424,724          6,870,981
  Securities purchased ................................           115,624             88,463          1,374,530            190,323
  Fund shares redeemed ................................            38,082            431,038            205,275            946,119
  Written options, at value ...........................                --                772                 --                 --
  Variation margin ....................................                --             26,264                 --                 --
  Management fees .....................................            18,646             21,571             73,731            158,052
  Custodian fees ......................................               286              4,678              4,761              1,139
  Transfer and administration fees ....................             1,955              6,385             11,170              7,791
  Professional fees ...................................             5,500              5,500              9,500             13,100
  Other ...............................................             1,336              2,011              5,934             12,246
                                                            -------------      -------------      -------------      -------------
    Total liabilities .................................         3,359,047          1,344,070         14,118,984          8,629,407
                                                            -------------      -------------      -------------      -------------
NET ASSETS ............................................     $  21,912,726      $  25,007,144      $  87,348,413      $ 186,825,834
                                                            =============      =============      =============      =============
NET ASSETS CONSIST OF:
Paid in capital .......................................     $  29,493,412      $  28,841,291      $  85,902,717      $ 174,353,936
Accumulated undistributed net
  investment income (loss) ............................                --             37,199          1,516,122          2,365,669
Accumulated undistributed net realized
  gain (loss) on sale of investments,
  futures, options written and
  foreign currency transactions .......................        (6,443,761)        (3,219,841)          (429,088)         3,654,341
Net unrealized appreciation (depreciation)
  in value of investments, futures, options
  written and translation of assets and
  liabilities in foreign currency .....................        (1,136,925)          (651,505)           358,662          6,451,888
                                                            -------------      -------------      -------------      -------------
    Total net assets ..................................     $  21,912,726      $  25,007,144      $  87,348,413      $ 186,825,834
                                                            =============      =============      =============      =============
Capital shares authorized .............................        indefinite         indefinite         indefinite         indefinite
Capital shares outstanding ............................         3,203,372          2,840,169          6,407,337         11,678,745
Net asset value per share (net assets
  divided by shares outstanding) ......................     $        6.84      $        8.80      $       13.63      $       16.00
                                                            =============      =============      =============      =============
(1) Investments, including repurchase agreements,
    at cost ...........................................     $  23,083,396      $  25,584,713      $  87,777,700      $ 180,910,205
(2) Cash (overdraft) denominated in a foreign
    currency, at cost .................................                --            196,275             (9,604)                --

--------------------------------------------------------------------------------
                            See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                 SERIES Q         SERIES S
                                                             SERIES P           (SMALL CAP         (SOCIAL            SERIES T
                                                            (HIGH YIELD)          VALUE)           AWARENESS)       (TECHNOLOGY)
                                                            -------------      -------------     -------------      -------------
ASSETS
Investments, at value(1) ..............................     $  27,722,676      $  55,152,731     $ 158,623,910      $  17,775,743
Repurchase agreements, at value(1) ....................           891,000          4,561,809           186,000            933,298
Collateral received for securities loaned,
  at value ............................................                --                 --                --          3,116,167
Cash ..................................................               310            115,814             1,589                 --
Receivables:
  Fund shares sold ....................................           102,817            617,478           111,283             37,050
  Securities sold .....................................                --            100,288                --             22,740
  Interest ............................................           710,447                 --                --                 --
  Dividends ...........................................             1,336              1,750            98,755              1,574
Prepaid expenses ......................................               323                312             2,433                210
                                                            -------------      -------------     -------------      -------------
  Total assets ........................................        29,428,909         60,550,182       159,023,970         21,886,782
                                                            -------------      -------------     -------------      -------------

LIABILITIES
Cash overdraft ........................................     $          --      $          --     $          --      $          46
Payable for:
  Securities loaned ...................................                --                 --                --          3,116,167
  Securities purchased ................................                --          1,525,137                --            673,202
  Fund shares redeemed ................................            16,339             34,301           201,958             37,329
  Written options, at value ...........................                --            734,425                --                 --
  Management fees .....................................            19,186             45,773           102,133             14,941
  Custodian fees ......................................               708                778             1,117                779
  Transfer and administration fees ....................             1,460              4,450             6,704              4,701
  Professional fees ...................................             5,500              5,500            12,800              5,500
  Other ...............................................             1,790              2,298            12,994              1,344
                                                            -------------      -------------     -------------      -------------
    Total liabilities .................................            44,983          2,352,662           337,706          3,854,009
                                                            -------------      -------------     -------------      -------------
NET ASSETS ............................................     $  29,383,926      $  58,197,520     $ 158,686,264      $  18,032,773
                                                            =============      =============     =============      =============
NET ASSETS CONSIST OF:
Paid in capital .......................................     $  34,295,149      $  53,885,127     $ 148,939,107      $  31,978,139
Accumulated undistributed net
  investment income (loss) ............................           166,344                 --           301,663                 --
Accumulated undistributed net realized
  gain (loss) on sale of investments,
  futures, options written and
  foreign currency transactions .......................        (1,516,969)            55,076        (7,011,685)       (12,598,189)
Net unrealized appreciation (depreciation)
  in value of investments, futures, options
  written and translation of assets and
  liabilities in foreign currency .....................        (3,560,598)         4,257,317        16,457,179         (1,347,177)
                                                            -------------      -------------     -------------      -------------
    Total net assets ..................................     $  29,383,926      $  58,197,520     $ 158,686,264      $  18,032,773
                                                            =============      =============     =============      =============

Capital shares authorized .............................        indefinite         indefinite        indefinite         indefinite
Capital shares outstanding ............................         2,160,743          4,548,594         7,009,983          3,877,232
Net asset value per share (net assets
  divided by shares outstanding) ......................     $       13.60      $       12.79     $       22.64      $        4.65
                                                            =============      =============     =============      =============
(1) Investments, including repurchase agreements,
    at cost ...........................................     $  32,174,274      $  55,341,839     $ 142,352,731      $  20,056,218

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                               SERIES W
                                                             SERIES V        (MAIN STREET         SERIES X
                                                             (MID CAP          GROWTH &          (SMALL CAP          SERIES Y
                                                              VALUE)          INCOME(R))           GROWTH)          (SELECT 25)
                                                           -------------     -------------      -------------      -------------
ASSETS
Investments, at value(1) ..............................    $ 165,798,394     $  36,601,187      $  70,462,228      $  52,147,310
Repurchase agreements, at value(1) ....................          419,000         1,405,745          3,848,000            928,000
Cash ..................................................           38,371            17,765            149,229                441
Receivables:
  Fund shares sold ....................................          318,258            63,819            423,056             85,217
  Securities sold .....................................          717,104           393,417            593,218                 --
  Dividends ...........................................          161,166            35,214              1,960             22,525
Prepaid expenses ......................................            1,554               328              1,231                752
                                                           -------------     -------------      -------------      -------------
  Total assets ........................................      167,453,847        38,517,475         75,478,922         53,184,245
                                                           -------------     -------------      -------------      -------------
LIABILITIES
Cash overdraft, denominated in a
  foreign currency, at value(2) .......................    $          --     $       1,673      $          --      $          --
Payable for:
  Securities purchased ................................               --           827,429          1,215,029                 --
  Fund shares redeemed ................................          320,621            60,963            775,706            138,881
  Written options, at value ...........................          145,335                --                 --                 --
  Management fees .....................................          103,520            31,396             59,891             33,343
  Custodian fees ......................................            2,650             5,683              2,800                600
  Transfer and administration fees ....................            6,584             3,132              5,745              4,326
  Professional fees ...................................            5,500             5,500              5,500              5,500
  Other ...............................................            9,339             2,532              6,224              3,944
                                                           -------------     -------------      -------------      -------------
    Total liabilities .................................          593,549           938,308          2,070,895            186,594
                                                           -------------     -------------      -------------      -------------
NET ASSETS ............................................    $ 166,860,298     $  37,579,167      $  73,408,027      $  52,997,651
                                                           =============     =============      =============      =============
NET ASSETS CONSIST OF:
Paid in capital .......................................    $ 133,619,175     $  43,295,155      $ 117,019,299      $  65,936,257
Accumulated undistributed net
  investment income (loss) ............................          633,233            (1,604)                --                 --
Accumulated undistributed net realized gain
  (loss) on sale of investments, options
  written and foreign currency transactions ...........       11,534,337        (4,415,966)       (53,448,414)        (9,798,545)
Net unrealized appreciation (depreciation)
  in value of investments and translation of
  assets and liabilities in foreign currency ..........       21,073,553        (1,298,418)         9,837,142         (3,140,061)
                                                           -------------     -------------      -------------      -------------
    Total net assets ..................................    $ 166,860,298     $  37,579,167      $  73,408,027      $  52,997,651
                                                           =============     =============      =============      =============
Capital shares authorized .............................       indefinite        indefinite         indefinite         indefinite
Capital shares outstanding ............................        7,103,433         4,640,456          5,798,702          5,668,931
Net asset value per share (net assets
  divided by shares outstanding) ......................    $       23.49     $        8.10      $       12.66      $        9.35
                                                           =============     =============      =============      =============
(1) Investments, including repurchase agreements,
     at cost ..........................................    $ 145,170,481     $  39,305,350      $  64,473,086      $  56,215,371
(2) Cash (overdraft) denominated in a foreign
     currency, at cost ................................               --            (1,673)                --                 --

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    SERIES B          SERIES C                         SERIES E
                                                   SERIES A        (LARGE CAP          (MONEY         SERIES D       (DIVERSIFIED
                                                   (EQUITY)          VALUE)            MARKET)        (GLOBAL)           INCOME)
                                                 -------------    -------------     -------------   -------------    -------------
INVESTMENT INCOME:
  Dividends ..................................   $   8,590,947    $   9,931,168     $          --   $   6,216,203    $          --
  Interest ...................................         693,490          450,684         4,861,937         307,431        8,481,455
                                                 -------------    -------------     -------------   -------------    -------------
                                                     9,284,437       10,381,852         4,861,937       6,523,634        8,481,455
  Less: Foreign tax expense ..................              --               --                --        (537,210)              --
                                                 -------------    -------------     -------------   -------------    -------------
    Total investment income ..................       9,284,437       10,381,852         4,861,937       5,986,424        8,481,455

EXPENSES
  Management fees ............................       6,446,452        4,527,420           596,139       4,730,305          979,141
  Custodian fees .............................          29,529           29,727             9,413         113,614            8,222
  Transfer/maintenance fees ..................           7,998            7,478             7,235           7,818            6,632
  Administration fees ........................         386,795          271,651            53,654         685,893           58,750
  Directors' fees ............................          20,590           14,685             2,866          11,506            3,600
  Professional fees ..........................          45,234           33,424             8,295          36,586           10,654
  Reports to shareholders ....................         104,171           90,842            10,760          59,880           10,230
  Registration fees ..........................             615              419                73             332               75
  Other expenses .............................          36,830           30,564             4,440          17,098            3,710
  Marketing fees paid indirectly .............          56,320          615,259                --              --               --
                                                 -------------    -------------     -------------   -------------    -------------
    Total expenses ...........................       7,134,534        5,621,469           692,875       5,663,032        1,081,014
    Less: Fees paid indirectly ...............         (56,320)        (615,259)               --              --               --
                                                 -------------    -------------     -------------   -------------    -------------
    Net expenses .............................       7,078,214        5,006,210           692,875       5,663,032        1,081,014
                                                 -------------    -------------     -------------   -------------    -------------
    Net investment income ....................       2,206,223        5,375,642         4,169,062         323,392        7,400,441

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ................................     (35,104,763)     (16,860,958)               --      (9,338,313)         262,102
  Futures ....................................         111,813               --                --              --               --
  Foreign currency transactions ..............              --               --                --        (670,651)              --
                                                 -------------    -------------     -------------   -------------    -------------
    Net realized gain (loss) .................     (34,992,950)     (16,860,958)               --     (10,008,964)         262,102

Net change in unrealized appreciation
  (depreciation) during the period on:
  Investments ................................     (83,309,289)     (27,384,673)           54,241     (61,776,304)         998,214
  Translation of assets and liabilities in
    foreign currencies .......................              --               --                --           2,826               --
                                                 -------------    -------------     -------------   -------------    -------------
Net unrealized appreciation (depreciation) ...     (83,309,289)     (27,384,673)           54,241     (61,773,478)         998,214
                                                 -------------    -------------     -------------   -------------    -------------
  Net gain (loss) ............................    (118,302,239)     (44,245,631)           54,241     (71,782,442)       1,260,316
                                                 -------------    -------------     -------------   -------------    -------------
    Net increase (decrease) in net
    assets resulting from operations .........   $(116,096,016)   $ (38,869,989)    $   4,223,303   $ (71,459,050)   $   8,660,757
                                                 =============    =============     =============   =============    =============

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                       SERIES K
                                                   SERIES G         SERIES H                          SERIES J         (GLOBAL
                                                  (LARGE CAP       (ENHANCED          SERIES I         (MID CAP        STRATEGIC
                                                    GROWTH)          INDEX)        (INTERNATIONAL)      GROWTH)         INCOME)
                                                 -------------    -------------    ---------------   -------------   -------------
INVESTMENT INCOME:
  Dividends ..................................   $      88,188    $     490,158     $     273,255    $   1,269,501   $          --
  Securities lending .........................           3,680               --            14,146               --              --
  Interest ...................................          31,433          134,917            23,881          188,108       1,176,282
                                                 -------------    -------------     -------------    -------------   -------------
                                                       123,301          625,075           311,282        1,457,609       1,176,282
  Less: Foreign tax expense ..................              --               --           (31,578)              --          (1,730)
                                                 -------------    -------------     -------------    -------------   -------------
    Total investment income ..................         123,301          625,075           279,704        1,457,609       1,174,552

EXPENSES
  Management fees ............................         134,436          316,424           181,708        3,663,204         100,686
  Custodian fees .............................           4,758           12,843           112,651           49,821          24,068
  Transfer/maintenance fees ..................           3,116            3,376             3,838            7,389           5,025
  Administration fees ........................          12,100           37,972            62,434          219,797          66,041
  Directors' fees ............................             364            1,060               434           11,833             352
  Professional fees ..........................           6,843            6,898             8,176           21,368           7,466
  Reports to shareholders ....................           1,539            4,306             1,388           41,620             936
  Registration fees ..........................               7               28                --              369              --
  Other expenses .............................           1,604            1,141               456           15,875             355
  Marketing fees paid indirectly .............             959               --                --           62,106              --
                                                 -------------    -------------     -------------    -------------   -------------
    Total expenses ...........................         165,726          384,048           371,085        4,093,382         204,929
    Less: Earnings credits applied ...........            (792)              --            (1,590)              --          (1,431)
          Fees paid indirectly ...............            (959)              --                --          (62,106)             --
                                                 -------------    -------------     -------------    -------------   -------------
    Net expenses .............................         163,975          384,048           369,495        4,031,276         203,498
                                                 -------------    -------------     -------------    -------------   -------------
    Net investment income (loss) .............         (40,674)         241,027           (89,791)      (2,573,667)        971,054

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ................................        (477,277)        (996,865)       (3,881,607)      17,160,815        (320,466)
  Futures ....................................              --       (1,085,456)          (43,998)              --          12,173
  Options written ............................              --               --          (345,085)       8,303,357              --
  Foreign currency transactions ..............              --               --          (102,290)              --          36,944
                                                 -------------    -------------     -------------    -------------   -------------
    Net realized gain (loss) .................        (477,277)      (2,082,321)       (4,372,980)      25,464,172        (271,349)

Net change in unrealized appreciation
  (depreciation) during the period on:
  Investments ................................      (1,684,988)      (4,347,986)         (232,219)    (111,874,475)        (77,044)
  Futures ....................................              --          181,033            (5,902)              --           4,980
  Options written ............................              --               --           (38,444)         419,048             794
  Translation of assets and liabilities in
    foreign currencies .......................              --               --            50,077               --         112,373
                                                 -------------    -------------     -------------    -------------   -------------
  Net unrealized appreciation (depreciation)..      (1,684,988)      (4,166,953)         (226,488)    (111,455,427)         41,103
                                                 -------------    -------------     -------------    -------------   -------------
  Net loss ...................................      (2,162,265)      (6,249,274)       (4,599,468)     (85,991,255)       (230,246)
                                                 -------------    -------------     -------------    -------------   -------------
    Net increase (decrease) in net
    assets resulting from operations .........   $  (2,202,939)   $  (6,008,247)    $  (4,689,259)   $ (88,564,922)  $     740,808
                                                 =============    =============     =============    =============   =============

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                   SERIES L         SERIES M         SERIES N         SERIES O
                                                                   (CAPITAL       (GLOBAL TOTAL   (MANAGED ASSET      (EQUITY
                                                                    GROWTH)           RETURN)       ALLOCATION)        INCOME)
                                                                  -----------     -------------   --------------     -----------
INVESTMENT INCOME:
  Dividends .................................................     $   152,405      $   317,228      $   764,384      $ 3,985,634
  Securities lending ........................................           8,617            6,639           45,639           28,275
  Interest ..................................................          18,099          398,869        2,314,702          338,687
                                                                  -----------      -----------      -----------      -----------
                                                                      179,121          722,736        3,124,725        4,352,596
  Less: Foreign tax expense .................................              --          (23,731)         (25,353)              --
                                                                  -----------      -----------      -----------      -----------
     Total investment income ................................         179,121          699,005        3,099,372        4,352,596
EXPENSES:
  Management fees ...........................................         202,306          281,156          862,968        1,819,030
  Custodian fees ............................................           8,543           57,479           60,473            8,277
  Transfer/maintenance fees .................................           3,095            4,911            5,826            7,877
  Administration fees .......................................          18,208           72,652          125,130           81,858
  Directors' fees ...........................................             532              676            2,158            4,655
  Professional fees .........................................           5,873            6,430           10,597           14,363
  Reports to shareholders ...................................           2,020            4,963           10,386           15,058
  Registration fees .........................................             149                7               40               95
  Other expenses ............................................           1,497            1,182            2,903            5,701
  Marketing fees paid indirectly ............................              --               --               --            7,836
                                                                  -----------      -----------      -----------      -----------
    Total expenses ..........................................         242,223          429,456        1,080,481        1,964,750
    Less: Fees paid indirectly ..............................              --               --               --           (7,836)
                                                                  -----------      -----------      -----------      -----------
    Net expenses ............................................         242,223          429,456        1,080,481        1,956,914
                                                                  -----------      -----------      -----------      -----------
    Net investment income (loss) ............................         (63,102)         269,549        2,018,891        2,395,682

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ...............................................      (5,562,039)      (2,792,411)        (315,596)       4,685,331
  Futures ...................................................              --       (1,164,832)              --               --
  Options written ...........................................              --               --               --               --
  Foreign currency transactions .............................              --         (154,372)         (20,085)              --
                                                                  -----------      -----------      -----------      -----------
     Net realized gain (loss) ...............................      (5,562,039)      (4,111,615)        (335,681)       4,685,331

Net change in unrealized appreciation
  (depreciation) during the period on:
  Investments ...............................................       1,840,433         (558,447)      (6,230,548)      (4,983,545)
  Futures ...................................................              --           85,523               --               --
  Options written ...........................................              --            2,596               --               --
  Translation of assets and liabilities in
    foreign currencies ......................................              --           95,209             (117)              --
                                                                  -----------      -----------      -----------      -----------
  Net unrealized appreciation (depreciation) ................       1,840,433         (375,119)      (6,230,665)      (4,983,545)
                                                                  -----------      -----------      -----------      -----------
    Net loss ................................................      (3,721,606)      (4,486,734)      (6,566,346)        (298,214)
                                                                  -----------      -----------      -----------      -----------
     Net increase (decrease) in net assets
       resulting from operations ............................     $(3,784,708)     $(4,217,185)     $(4,547,455)     $ 2,097,468
                                                                  ===========      ===========      ===========      ===========

--------------------------------------------------------------------------------
                            See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                              SERIES Q          SERIES S
                                                             SERIES P        (SMALL CAP          (SOCIAL           SERIES T
                                                           (HIGH YIELD)         VALUE)          AWARENESS)       (TECHNOLOGY)
                                                           ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Dividends ..........................................     $     15,609      $    228,674      $  1,479,760      $     10,933
  Securities lending .................................               --                --                --            10,000
  Interest ...........................................        2,768,859            75,486           300,125            19,169
                                                           ------------      ------------      ------------      ------------
                                                              2,784,468           304,160         1,779,885            40,102
  Less: Foreign tax expense ..........................               --                --                --              (922)
                                                           ------------      ------------      ------------      ------------
    Total investment income ..........................        2,784,468           304,160         1,779,885            39,180

EXPENSES:
  Management fees ....................................          217,770           401,933         1,333,442           166,908
  Custodian fees .....................................            4,911            20,101             7,406            14,580
  Transfer/maintenance fees ..........................            3,405             3,417             6,892             3,243
  Administration fees ................................           13,066            36,175            80,008            47,511
  Directors' fees ....................................              759             1,218             4,288               580
  Professional fees ..................................            6,892             5,951            14,083             6,876
  Reports to shareholders ............................            1,948             3,162            24,746             1,660
  Registration fees ..................................               14                 6               128                --
  Other expenses .....................................              670             1,656             7,229             1,515
  Marketing fees paid indirectly .....................               --                --             4,488                --
                                                           ------------      ------------      ------------      ------------
    Total expenses ...................................          249,435           473,619         1,482,710           242,873
    Less: Earnings credits applied ...................               --            (1,915)               --            (1,704)
          Fees paid indirectly .......................               --                --            (4,488)               --
                                                           ------------      ------------      ------------      ------------
    Net expenses .....................................          249,435           471,704         1,478,222           241,169
                                                           ------------      ------------      ------------      ------------
    Net investment income (loss) .....................        2,535,033          (167,544)          301,663          (201,989)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ........................................       (1,050,744)        1,307,941        (7,011,686)       (9,459,559)
  Options written ....................................               --             3,670                --                --
  Foreign currency transactions ......................               --                --                --              (371)
                                                           ------------      ------------      ------------      ------------
    Net realized gain (loss) .........................       (1,050,744)        1,311,611        (7,011,686)       (9,459,930)

Net change in unrealized appreciation
  (depreciation) during the period on:
  Investments ........................................         (421,977)        3,770,331       (20,715,977)        4,193,531
  Options written ....................................               --          (109,663)               --                --
                                                           ------------      ------------      ------------      ------------
  Net unrealized appreciation (depreciation) .........         (421,977)        3,660,668       (20,715,977)        4,193,531
                                                           ------------      ------------      ------------      ------------
    Net gain (loss) ..................................       (1,472,721)        4,972,279       (27,727,663)       (5,266,399)
                                                           ------------      ------------      ------------      ------------
      Net increase (decrease) in net assets
      resulting from operations ......................     $  1,062,312      $  4,804,735      $(27,426,000)     $ (5,468,388)
                                                           ============      ============      ============      ============

--------------------------------------------------------------------------------
                            See accompanying notes.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                  SERIES W
                                                                 SERIES V        (MAIN STREET       SERIES X
                                                                 (MID CAP          GROWTH &         (SMALL CAP         SERIES Y
                                                                  VALUE)          INCOME(R))         GROWTH)          (SELECT 25)
                                                               ------------      ------------      ------------      ------------
INVESTMENT INCOME:
  Dividends ..............................................     $  1,575,512      $    393,398      $    135,661      $    237,995
  Interest ...............................................          288,810            42,935           236,479           136,034
                                                               ------------      ------------      ------------      ------------
                                                                  1,864,322           436,333           372,140           374,029
  Less: Foreign tax expense ..............................               --              (204)               --                --
                                                               ------------      ------------      ------------      ------------
    Total investment income ..............................        1,864,322           436,129           372,140           374,029

EXPENSES:
  Management fees ........................................        1,111,418           316,154           762,739           410,782
  Custodian fees .........................................           15,764            33,521            16,586             4,072
  Transfer/maintenance fees ..............................            4,140             3,333             3,881             3,610
  Administration fees ....................................           66,686            28,454            68,648            49,295
  Directors' fees ........................................            3,791               835             1,386             1,324
  Professional fees ......................................            6,688             6,847             6,813             6,551
  Reports to shareholders ................................           13,341             3,537            10,215             5,510
  Registration fees ......................................               71                16                70                40
  Other expenses .........................................            2,509             2,896             3,020             1,626
  Marketing fees paid indirectly .........................           30,580                --                --             1,540
                                                               ------------      ------------      ------------      ------------
    Total expenses .......................................        1,254,988           395,593           873,358           484,350
    Less: Earnings credits applied .......................               --            (2,812)               --                --
          Fees paid indirectly ...........................          (30,580)               --                --            (1,540)
                                                               ------------      ------------      ------------      ------------
  Net expenses ...........................................        1,224,408           392,781           873,358           482,810
                                                               ------------      ------------      ------------      ------------
  Net investment income (loss) ...........................          639,914            43,348          (501,218)         (108,781)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
  Investments ............................................       10,997,626        (4,241,961)      (27,977,397)       (2,430,654)
  Options written ........................................        1,392,699                --                --                --
  Foreign currency transactions ..........................               --            (2,930)               --                --
                                                               ------------      ------------      ------------      ------------
    Net realized gain (loss) .............................       12,390,325        (4,244,891)      (27,977,397)       (2,430,654)

Net change in unrealized appreciation
  (depreciation) during the period on:
  Investments ............................................          534,735         1,089,861        (2,537,427)       (4,568,055)
  Options written ........................................            9,771                --                --                --
  Translation of assets and liabilities in
    foreign currencies ...................................               --                11                --                --
                                                               ------------      ------------      ------------      ------------
  Net unrealized appreciation (depreciation) .............          544,506         1,089,872        (2,537,427)       (4,568,055)
                                                               ------------      ------------      ------------      ------------
    Net gain (loss) ......................................       12,934,831        (3,155,019)      (30,514,824)       (6,998,709)
                                                               ------------      ------------      ------------      ------------
      Net increase (decrease) in net assets
        resulting from operations ........................     $ 13,574,745      $ (3,111,671)     $(31,016,042)     $ (7,107,490)
                                                               ============      ============      ============      ============

--------------------------------------------------------------------------------
                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                       SERIES B      SERIES C                        SERIES E
                                                     SERIES A         (LARGE CAP      (MONEY         SERIES D      (DIVERSIFIED
                                                     (EQUITY)           VALUE)        MARKET)        (GLOBAL)        INCOME)
                                                  ---------------   -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income .......................   $     2,206,223   $   5,375,642   $  4,169,062   $     323,392   $  7,400,441
  Net realized gain (loss) during the period
    from investments and foreign currency .....       (34,992,950)    (16,860,958)            --     (10,008,964)       262,102
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currency during the period ........       (83,309,289)    (27,384,673)        54,241     (61,773,478)       998,214
                                                  ---------------   -------------   ------------   -------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ...............      (116,096,016)    (38,869,989)     4,223,303     (71,459,050)     8,660,757

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .......................        (1,786,773)     (7,719,301)    (7,431,502)             --     (8,065,085)
  Net realized gain ...........................      (105,524,698)             --             --     (67,795,012)            --
  In excess of net realized gain ..............                --              --             --     (11,751,144)            --
  Return of capital ...........................                --              --             --        (161,576)            --
                                                  ---------------   -------------   ------------   -------------   ------------
    Total distributions to shareholders .......      (107,311,471)     (7,719,301)    (7,431,502)    (79,707,732)    (8,065,085)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) .................         9,041,572     (74,629,747)    15,113,291      16,468,883     19,796,225
                                                  ---------------   -------------   ------------   -------------   ------------
    Total increase (decrease) in net assets ...      (214,365,915)   (121,219,037)    11,905,092    (134,697,899)    20,391,897

NET ASSETS:
  Beginning of period .........................     1,004,968,386     684,459,300    119,372,031     565,950,190    122,146,543
                                                  ---------------   -------------   ------------   -------------   ------------
  End of period ...............................   $   790,602,471   $ 563,240,263   $131,277,123   $ 431,252,291   $142,538,440
                                                  ===============   =============   ============   =============   ============

  Accumulated undistributed net investment
    income (loss) at end of period ............   $     2,206,223   $   5,312,633   $  4,001,218   $     (67,841)  $  7,212,018
                                                  ===============   =============   ============   =============   ============

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                                        SERIES K
                                                       SERIES G      SERIES H                           SERIES J        (GLOBAL
                                                      (LARGE CAP    (ENHANCED          SERIES I         (MID CAP        STRATEGIC
                                                       GROWTH)        INDEX)       (INTERNATIONAL)       GROWTH)         INCOME)
                                                     -----------    -----------    ---------------    -------------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ...................   $   (40,674)   $   241,027      $   (89,791)     $  (2,573,667)   $   971,054
  Net realized gain (loss) during the period
    from investments, futures, options written
    and foreign currency transactions ............      (477,277)    (2,082,321)      (4,372,980)        25,464,172       (271,349)
  Net change in unrealized appreciation
    (depreciation) on investments, futures,
    options written and translation of
    assets and liabilities in foreign
    currency during the period ...................    (1,684,988)    (4,166,953)        (226,488)      (111,455,427)        41,103
                                                     -----------    -----------      -----------      -------------    -----------
  Net increase (decrease) in net assets
    resulting from operations ....................    (2,202,939)    (6,008,247)      (4,689,259)       (88,564,922)       740,808

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..........................            --       (185,486)              --                 --       (993,789)
  Net realized gain ..............................            --             --               --        (75,216,279)            --
                                                     -----------    -----------      -----------      -------------    -----------
    Total distributions to shareholders ..........            --       (185,486)              --        (75,216,279)      (993,789)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ....................     5,752,278      2,485,513        2,616,889         30,302,476      4,970,893
                                                     -----------    -----------      -----------      -------------    -----------
    Total increase (decrease) in net assets ......     3,549,339     (3,708,220)      (2,072,370)      (133,478,725)     4,717,912

NET ASSETS:
  Beginning of period ............................    12,139,304     45,820,225       18,071,168        603,714,308     10,977,441
                                                     -----------    -----------      -----------      -------------    -----------
  End of period ..................................   $15,688,643    $42,112,005      $15,998,798      $ 470,235,583    $15,695,353
                                                     ===========    ===========      ===========      =============    ===========

  Accumulated undistributed net investment
    income (loss) at end of period ...............            --    $   239,396      $   (40,099)                --    $   881,700
                                                     ===========    ===========      ===========      =============    ===========

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                               SERIES L           SERIES M            SERIES N          SERIES O
                                                               (CAPITAL         (GLOBAL TOTAL      (MANAGED ASSET       (EQUITY
                                                                GROWTH)            RETURN)           ALLOCATION)         INCOME)
                                                             -------------      -------------      --------------     -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ..........................    $     (63,102)     $     269,549      $   2,018,891      $   2,395,682
  Net realized gain (loss) during the period
    from investments, futures, options written
    and foreign currency transactions ...................       (5,562,039)        (4,111,615)          (335,681)         4,685,331
  Net change in unrealized appreciation
    (depreciation) on investments, futures,
    options written and translation of assets
    and liabilities on foreign currency
    during the period ...................................        1,840,433           (375,119)        (6,230,665)        (4,983,545)
                                                             -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets
      resulting from operations .........................       (3,784,708)        (4,217,185)        (4,547,455)         2,097,468

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .................................               --           (150,499)        (2,414,101)        (2,997,661)
  In excess of net investment income ....................               --           (216,401)                --                 --
  Net realized gain .....................................               --                 --         (6,781,429)       (15,953,652)
  In excess of net realized gain ........................          (83,874)                --                 --                 --
  Return of capital .....................................               --           (634,534)                --                 --
                                                             -------------      -------------      -------------      -------------
     Total distributions to shareholders ................          (83,874)        (1,001,434)        (9,195,530)       (18,951,313)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ...........................        7,760,769         (3,301,654)        12,510,629         24,923,899
                                                             -------------      -------------      -------------      -------------
    Total increase (decrease) in net assets .............        3,892,187         (8,520,273)        (1,232,356)         8,070,054

NET ASSETS:
  Beginning of period ...................................       18,020,539         33,527,417         88,580,769        178,755,780
                                                             -------------      -------------      -------------      -------------
  End of period .........................................    $  21,912,726      $  25,007,144      $  87,348,413      $ 186,825,834
                                                             =============      =============      =============      =============

  Accumulated undistributed net investment
    income (loss) at end of period ......................               --      $      37,199      $   1,516,122      $   2,365,669
                                                             =============      =============      =============      =============

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                             SERIES Q           SERIES S
                                                           SERIES P         (SMALL CAP          (SOCIAL            SERIES T
                                                         (HIGH YIELD)          VALUE)           AWARENESS)        (TECHNOLOGY)
                                                        -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .....................    $   2,535,033      $    (167,544)     $     301,663      $    (201,989)
  Net realized gain (loss) during the period
    from investments and options written ...........       (1,050,744)         1,311,611         (7,011,686)        (9,459,930)
  Net change in unrealized appreciation
    (depreciation) on investments and
    options written during the period ..............         (421,977)         3,660,668        (20,715,977)         4,193,531
                                                        -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets
      resulting from operations ....................        1,062,312          4,804,735        (27,426,000)        (5,468,388)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ............................       (2,521,046)                --                 --                 --
  Net realized gain ................................               --         (1,188,932)        (3,976,857)                --
  In excess on net realized gain ...................               --                 --         (7,009,390)                --
                                                        -------------      -------------      -------------      -------------
    Total distributions to shareholders ............       (2,521,046)        (1,188,932)       (10,986,247)                --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ......................        8,227,005         44,154,988        (11,610,747)         7,466,368
                                                        -------------      -------------      -------------      -------------
    Total increase (decrease) in net assets ........        6,768,271         47,770,791        (50,022,994)         1,997,980

NET ASSETS:
  Beginning of period ..............................       22,615,655         10,426,729        208,709,258         16,034,793
                                                        -------------      -------------      -------------      -------------
  End of period ....................................    $  29,383,926      $  58,197,520      $ 158,686,264      $  18,032,773
                                                        =============      =============      =============      =============
  Accumulated undistributed net investment
    income (loss) at end of period .................    $     166,344                 --      $     301,663                 --
                                                        =============      =============      =============      =============

--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                 SERIES W
                                                              SERIES V         (MAIN STREET        SERIES X
                                                              (MID CAP           GROWTH &         (SMALL CAP           SERIES Y
                                                               VALUE)            INCOME(R))         GROWTH)           (SELECT 25)
                                                            -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ........................     $     639,914      $      43,348      $    (501,218)     $    (108,781)
  Net realized gain (loss) during the period
    on investments and options written ................        12,390,325         (4,244,891)       (27,977,397)        (2,430,654)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currency during the period ................           544,506          1,089,872         (2,537,427)        (4,568,055)
                                                            -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets
      resulting from operations .......................        13,574,745         (3,111,671)       (31,016,042)        (7,107,490)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...............................          (417,358)           (42,022)                --                 --
  Net realized gain ...................................        (5,698,325)                --                 --                 --
  Return of capital ...................................                --             (4,315)                --                 --
                                                            -------------      -------------      -------------      -------------
    Total distributions to shareholders ...............        (6,115,683)           (46,337)                --                 --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) .........................        43,850,590         14,098,973         (9,858,633)        (4,906,292)
                                                            -------------      -------------      -------------      -------------
    Total increase (decrease) in net assets ...........        51,309,652         10,940,965        (40,874,675)       (12,013,782)

NET ASSETS:
  Beginning of period .................................       115,550,646         26,638,202        114,282,702         65,011,433
                                                            -------------      -------------      -------------      -------------
  End of period .......................................     $ 166,860,298      $  37,579,167      $  73,408,027      $  52,997,651
                                                            =============      =============      =============      =============

  Accumulated undistributed net investment
    income (loss) at end of period ....................     $     633,233      ($      1,604)                --                 --
                                                            =============      =============      =============      =============

--------------------------------------------------------------------------------
                             See accompanying notes.
                                      154

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                            SERIES B       SERIES C                     SERIES E
                                                          SERIES A         (LARGE CAP       (MONEY       SERIES D     (DIVERSIFIED
                                                          (EQUITY)           VALUE)        MARKET)       (GLOBAL)       INCOME)
                                                      ---------------   ---------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ....................   $     1,981,004   $     8,504,733  $  7,326,238  $   (465,668) $  7,940,778
  Net realized gain (loss) during the period
    on investments and foreign
    currency transactions .........................       106,186,535      (200,093,627)           --    79,062,134    (8,940,820)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currency during the period ............      (266,840,596)      116,526,205        31,302   (59,986,524)   10,788,775
                                                      ---------------   ---------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
      resulting from operations ...................      (158,673,057)      (75,062,689)    7,357,540    18,609,942     9,788,733

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...........................          (340,186)      (23,945,769)     (607,402)           --      (856,016)
  Net realized gain ...............................       (94,911,975)               --            --   (58,576,416)           --
  In excess of net realized gain ..................                --       (67,630,619)           --            --            --
                                                      ---------------   ---------------  ------------  ------------  ------------
     Total distributions to shareholders ..........       (95,252,161)      (91,576,388)     (607,402)  (58,576,416)     (856,016)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) .....................      (138,101,449)     (200,733,714)  (40,966,695)   80,168,482   (23,418,645)
                                                      ---------------   ---------------  ------------  ------------  ------------
    Total increase (decrease) in net assets .......      (392,026,667)     (367,372,791)  (34,216,557)   40,202,008   (14,485,928)

NET ASSETS:
  Beginning of period .............................     1,396,995,053     1,051,832,091   153,588,588   525,748,182   136,632,471
                                                      ---------------   ---------------  ------------  ------------  ------------
  End of period ...................................   $ 1,004,968,386   $   684,459,300  $119,372,031  $565,950,190  $122,146,543
                                                      ===============   ===============  ============  ============  ============
  Accumulated undistributed net investment
    income (loss) at end of period ................   $     1,762,351   $     7,656,292  $  7,263,658  $   (381,647) $  7,876,662
                                                      ===============   ===============  ============  ============  ============

--------------------------------------------------------------------------------
                            See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                                                                       SERIES K
                                                    SERIES G*        SERIES H                           SERIES J       (GLOBAL
                                                    (LARGE CAP       (ENHANCED        SERIES I          (MID CAP       STRATEGIC
                                                     GROWTH)          INDEX)       (INTERNATIONAL)      GROWTH)        INCOME)
                                                  -------------    -------------   ---------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ................   $     (29,263)   $     224,255    $    (158,136)   $  (2,146,936)  $     870,121
  Net realized gain (loss) during the period
    on investments, futures, options written
    and foreign currency transactions .........         (97,621)        (935,865)      (1,328,766)      77,459,380        (143,230)
  Net change in unrealized depreciation on
    investments, futures, options written and
    translation of assets and liabilities in
    foreign currency during the period ........      (2,683,942)      (4,131,376)      (2,362,469)        (487,207)       (308,021)
                                                  -------------    -------------    -------------    -------------   -------------
  Net increase (decrease) in net assets
    resulting from operations .................      (2,810,826)      (4,842,986)      (3,849,371)      74,825,237         418,870

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income .......................              --               --               --               --              --
  Net realized gain ...........................              --               --               --      (43,213,964)             --
  In excess of net realized gain ..............              --         (302,769)              --               --              --
                                                  -------------    -------------    -------------    -------------   -------------
    Total distributions to shareholders .......              --         (302,769)              --      (43,213,964)             --

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) .................      14,950,130       25,942,896       12,063,524      142,574,686        (810,641)
                                                  -------------    -------------    -------------    -------------   -------------
    Total increase (decrease) in net assets ...      12,139,304       20,797,141        8,214,153      174,185,959        (391,771)

NET ASSETS:
  Beginning of period .........................              --       25,023,084        9,857,015      429,528,349      11,369,212
                                                  -------------    -------------    -------------    -------------   -------------
  End of period ...............................   $  12,139,304    $  45,820,225    $  18,071,168    $ 603,714,308   $  10,977,441
                                                  =============    =============    =============    =============   =============

  Accumulated undistributed net investment
    income (loss) at end of period ............              --    $     183,855    $     (33,372)              --   $     756,320
                                                  =============    =============    =============    =============   =============

* Period May 1, 2000 (inception) through December 31, 2000.


--------------------------------------------------------------------------------
                             See accompanying notes.
                                      156

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                               SERIES L*          SERIES M          SERIES N            SERIES O
                                                               (CAPITAL         (GLOBAL TOTAL     (MANAGED ASSET        (EQUITY
                                                                GROWTH)            RETURN)          ALLOCATION)         INCOME)
                                                             -------------      -------------     --------------      -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .........................     $     (36,807)     $     435,244      $   2,139,721      $   3,053,565
  Net realized gain (loss) during the period
    on investments, futures, options written
    and foreign currency transactions ..................          (759,502)          (809,569)         6,602,551         15,100,148
  Net change in unrealized appreciation
    (depreciation) on investments, futures,
    options written and translation of
    assets and liabilities in foreign currency
    during the period ..................................        (2,977,358)        (3,860,659)        (9,564,804)           302,436
                                                             -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets
      resulting from operations ........................        (3,773,667)        (4,234,984)          (822,532)        18,456,149

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ................................                --                 --           (213,161)          (377,629)
  Net realized gain ....................................                --         (3,074,216)        (3,677,028)       (15,482,773)
  In excess of net realized gain .......................                --           (842,844)                --                 --
                                                             -------------      -------------      -------------      -------------
    Total distributions to shareholders ................                --         (3,917,060)        (3,890,189)       (15,860,402)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ..........................        21,794,206         (2,354,251)        (5,193,905)       (30,861,712)
                                                             -------------      -------------      -------------      -------------
    Total increase (decrease) in net assets ............        18,020,539        (10,506,295)        (9,906,626)       (28,265,965)

NET ASSETS:
  Beginning of period ..................................                --         44,033,712         98,487,395        207,021,745
                                                             -------------      -------------      -------------      -------------
  End of period ........................................     $  18,020,539      $  33,527,417      $  88,580,769      $ 178,755,780
                                                             =============      =============      =============      =============

  Accumulated undistributed net investment
    income (loss) at end of period .....................                --      $   1,013,842      $   1,894,132      $   2,967,648
                                                             =============      =============      =============      =============

* Period May 1, 2000 (inception) through December 31, 2000.


--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                             SERIES Q*          SERIES S
                                                          SERIES P          (SMALL CAP           (SOCIAL          SERIES T*
                                                         (HIGH YIELD)          VALUE)           AWARENESS)       (TECHNOLOGY)
                                                        -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) ....................     $   1,646,890      $     (20,083)     $    (115,989)     $    (119,019)
  Net realized gain (loss) during the period
    on investments and options written ............          (469,221)           120,024         12,424,261         (3,138,630)
  Net change in unrealized appreciation
    (depreciation) on investments and
    options written during the period .............        (1,484,124)           596,649        (43,851,206)        (5,540,708)
                                                        -------------      -------------      -------------      -------------
    Net increase (decrease) in net assets
     resulting from operations ....................          (306,455)           696,590        (31,542,934)        (8,798,357)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ...........................        (1,484,168)                --                 --                 --
  Net realized gain ...............................                --                 --                 --                 --
                                                        -------------      -------------      -------------      -------------
    Total distributions to shareholders ...........        (1,484,168)                --                 --                 --

NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) .....................         5,254,775          9,730,139          3,676,400         24,833,150
                                                        -------------      -------------      -------------      -------------
    Total increase (decrease) in net assets .......         3,464,152         10,426,729        (27,866,534)        16,034,793

NET ASSETS:
  Beginning of period .............................        19,151,503                 --        236,575,792                 --
                                                        -------------      -------------      -------------      -------------
  End of period ...................................     $  22,615,655      $  10,426,729      $ 208,709,258      $  16,034,793
                                                        =============      =============      =============      =============

  Accumulated undistributed net investment
    income (loss) at end of period ................     $     152,357                 --                 --                 --
                                                        =============      =============      =============      =============

* Period May 1, 2000 (inception) through December 31, 2000.


--------------------------------------------------------------------------------
                             See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000,
EXCEPT AS NOTED.

                                                                               SERIES W*
                                                             SERIES V         (MAIN STREET        SERIES X
                                                             (MID CAP           GROWTH &          (SMALL CAP          SERIES Y
                                                              VALUE)            INCOME(R))         GROWTH)           (SELECT 25)
                                                           -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) .......................     $     410,677      $      17,245      $    (480,062)     $    (100,668)
  Net realized gain (loss) during the period
    on investments ...................................         4,872,467           (173,945)       (25,471,017)        (7,022,578)
  Net change in unrealized appreciation
    (depreciation) during the period .................        16,277,770         (2,388,290)           612,408         (2,971,335)
                                                           -------------      -------------      -------------      -------------
  Net increase (decrease) in net assets
    resulting from operations ........................        21,560,914         (2,544,990)       (25,338,671)       (10,094,581)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..............................                --            (17,551)                --                 --
  Net realized gain ..................................          (854,360)                --                 --                 --
  In excess of net realized gain .....................                --                 --         (1,101,694)                --
  Return of capital ..................................                --                 --            (51,477)                --
                                                           -------------      -------------      -------------      -------------
    Total distributions to shareholders ..............          (854,360)           (17,551)        (1,153,171)                --

NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 7) ........................        51,959,354         29,200,743         96,679,704         43,706,951
                                                           -------------      -------------      -------------      -------------
    Total increase in net assets .....................        72,665,908         26,638,202         70,187,862         33,612,370

NET ASSETS:
  Beginning of period ................................        42,884,738                 --         44,094,840         31,399,063
                                                           -------------      -------------      -------------      -------------
  End of period ......................................     $ 115,550,646      $  26,638,202      $ 114,282,702      $  65,011,433
                                                           =============      =============      =============      =============

  Accumulated undistributed net investment
    income (loss) at end of period ...................     $     410,677                 --                 --                 --
                                                           =============      =============      =============      =============


* Period May 1, 2000 (inception) through December 31, 2000.

--------------------------------------------------------------------------------
                             See accompanying notes.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES A (EQUITY)

                                                                        FISCAL YEARS ENDED DECEMBER 31
                                               -----------------------------------------------------------------------------------
                                                  2001(d)           2000(d)           1999             1998(d)          1997(d)
                                               -------------     -------------    -------------     -------------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........  $       28.50     $       35.51    $       34.27     $       29.39    $       24.31

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ...............           0.06              0.06             0.11              0.17             0.16
Net Gain (Loss) on Securities
  (realized and unrealized)  ................          (3.14)            (4.27)            2.56              7.05             6.75
                                               -------------     -------------    -------------     -------------    -------------
  Total from investment operations ..........          (3.08)            (4.21)            2.67              7.22             6.91

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  .....          (0.05)            (0.01)           (0.27)            (0.17)           (0.18)
Distributions (from Capital Gains)  .........          (3.01)            (2.79)           (1.16)            (2.17)           (1.65)
                                               -------------     -------------    -------------     -------------    -------------
    Total Distributions .....................          (3.06)            (2.80)           (1.43)            (2.34)           (1.83)
                                               -------------     -------------    -------------     -------------    -------------
NET ASSET VALUE END OF PERIOD ...............  $       22.36     $       28.50    $       35.51     $       34.27    $       29.39
                                               =============     =============    =============     =============    =============

TOTAL RETURN(b)  ............................          (11.4)%           (12.8)%            8.1%             25.4%            28.7%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  .......  $     790,602     $   1,004,968    $   1,396,995     $   1,307,332    $     999,929
Ratio of Expenses to Average Net Assets .....           0.83%             0.83%            0.81%             0.81%            0.81%
Ratio of Net Investment Income (Loss) to
  Average Net Assets ........................           0.26%             0.16%            0.31%             0.59%            0.66%
Portfolio Turnover Rate .....................             20%               41%              49%               39%              61%

SERIES B (LARGE CAP VALUE)

                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                          ---------------------------------------------------------------------
                                                          2001(d)(k)     2000(d)           1999          1998(d)       1997(d)
                                                          ----------     --------       ----------     ----------    ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................     $  19.93      $  24.39       $    39.81     $    41.60    $    35.40

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ........................         0.18          0.43             0.57           0.83          0.72
Net Gain (Loss) on Securities
  (realized and unrealized)  .........................        (1.29)        (2.06)           (0.65)          2.60          8.47
                                                           --------      --------       ----------     ----------    ----------
  Total from investment operations ...................        (1.11)        (1.63)           (0.08)          3.43          9.19

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..............        (0.23)        (0.74)           (0.85)         (0.71)        (0.86)
Distributions (from Capital Gains)  ..................           --            --           (14.49)         (4.51)        (2.13)
Distributions (in Excess of Capital Gains) ...........           --         (2.09)              --             --            --
                                                           --------      --------       ----------     ----------    ----------
  Total Distributions ................................        (0.23)        (2.83)          (15.34)         (5.22)        (2.99)
                                                           --------      --------       ----------     ----------    ----------
NET ASSET VALUE END OF PERIOD ........................     $  18.59      $  19.93       $    24.39     $    39.81    $    41.60
                                                           ========      ========       ==========     ==========    ==========

TOTAL RETURN(b)  .....................................         (5.6)%        (6.8)%            1.5%           7.9%         26.5%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ................     $563,240      $684,459       $1,051,832     $1,196,979    $1,198,302
Ratio of Expenses to Average Net Assets ..............         0.93%         0.83%            0.82%          0.80%         0.83%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................         0.89%         1.08%            2.00%          2.02%         1.89%
Portfolio Turnover Rate ..............................          145%          145%              73%           119%           62%

--------------------------------------------------------------------------------
                            See accompanying notes.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES C (MONEY MARKET)

                                                                           FISCAL YEARS ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                   2001               2000             1999(a)         1998(a)(d)         1997(d)
                                                -----------       -----------       -----------       -----------       -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..........  $     12.69       $     12.04       $     12.53       $     12.53       $     12.56

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ................         0.54              0.80              0.57              0.68              0.79
Net Gain (Loss) on Securities
  (realized and unrealized)  .................        (0.09)            (0.08)            (0.01)            (0.06)            (0.15)
                                                -----------       -----------       -----------       -----------       -----------
  Total from investment operations ...........         0.45              0.72              0.56              0.62              0.64

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ......        (0.94)            (0.07)            (1.05)            (0.62)            (0.67)
Distributions (from Capital Gains)  ..........           --                --                --                --                --
                                                -----------       -----------       -----------       -----------       -----------
  Total Distributions ........................        (0.94)            (0.07)            (1.05)            (0.62)            (0.67)
                                                -----------       -----------       -----------       -----------       -----------
NET ASSET VALUE END OF PERIOD ................  $     12.20       $     12.69       $     12.04       $     12.53       $     12.53
                                                ===========       ===========       ===========       ===========       ===========

TOTAL RETURN(b)  .............................          3.8%              6.0%              4.6%              5.1%              5.2%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ........  $   131,277       $   119,372       $   153,589       $   128,083       $    98,015
Ratio of Expenses to Average Net Assets ......         0.58%             0.58%             0.57%             0.57%             0.58%
Ratio of Net Investment Income (Loss) to
  Average Net Assets .........................         3.50%             5.79%             4.61%             4.99%             5.04%
Portfolio Turnover Rate ......................           --                --                --                --                --

SERIES D (GLOBAL)

                                                                         FISCAL YEARS ENDED DECEMBER 31
                                                    --------------------------------------------------------------------------
                                                        2001            2000            1999           1998            1997
                                                    -----------     -----------     -----------    -----------     -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...........     $      8.49     $      9.08     $      6.74    $      6.14     $      6.14

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  .................              --              --            0.02           0.03            0.04
Net Gain (Loss) on Securities
  (realized and unrealized)  ..................           (0.97)           0.37            3.29           1.18            0.38
                                                    -----------     -----------     -----------    -----------     -----------
  Total from investment operations ............           (0.97)           0.37            3.31           1.21            0.42

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  .......              --              --              --          (0.09)          (0.13)
Distributions (from Capital Gains)  ...........           (0.94)          (0.96)          (0.97)         (0.52)          (0.29)
Distributions (in Excess of Capital Gains) ....           (0.27)             --              --             --              --
                                                    -----------     -----------     -----------    -----------     -----------
  Total Distributions .........................           (1.21)          (0.96)          (0.97)         (0.61)          (0.42)
                                                    -----------     -----------     -----------    -----------     -----------
NET ASSET VALUE END OF PERIOD .................     $      6.31     $      8.49     $      9.08    $      6.74     $      6.14
                                                    ===========     ===========     ===========    ===========     ===========

TOTAL RETURN(b)  ..............................           (12.3)%           3.5%           53.7%          20.1%            6.5%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  .........     $   431,252     $   565,950     $   525,748    $   349,794     $   285,782
Ratio of Expenses to Average Net Assets .......            1.20%           1.21%           1.21%          1.26%           1.24%
Ratio of Net Investment Income (Loss) to
  Average Net Assets ..........................            0.07%          (0.08)%          0.32%          0.92%           0.74%
Portfolio Turnover Rate .......................              41%             55%             76%           166%            129%

--------------------------------------------------------------------------------
                            See accompanying notes.
                                      161

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES E (DIVERSIFIED INCOME)

                                                                        FISCAL YEARS ENDED DECEMBER 31
                                                --------------------------------------------------------------------------
                                                   2001           2000           1999             1998(d)         1997(d)
                                                -----------    -----------    -----------      -----------     -----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......     $     11.37    $     10.55    $     12.42      $     12.25     $     12.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  .............            0.58           0.75           0.76             0.74            0.86
Net Gain (Loss) on Securities
  (realized and unrealized)  ..............            0.20           0.15          (1.22)            0.19            0.31
                                                -----------    -----------    -----------      -----------     -----------
  Total from investment operations ........            0.78           0.90          (0.46)            0.93            1.17

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ...           (0.75)         (0.08)         (1.41)           (0.76)          (0.92)
Distributions (from Capital Gains)  .......              --             --             --               --              --
                                                -----------    -----------    -----------      -----------     -----------
  Total Distributions .....................           (0.75)         (0.08)         (1.41)           (0.76)          (0.92)
                                                -----------    -----------    -----------      -----------     -----------
NET ASSET VALUE END OF PERIOD .............     $     11.40    $     11.37    $     10.55      $     12.42     $     12.25
                                                ===========    ===========    ===========      ===========     ===========
TOTAL RETURN(b)  ..........................             7.2%           8.6%          (3.8)%            8.0%           10.0%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  .....     $   142,538    $   122,147    $   136,632      $   154,722     $   140,909
Ratio of Expenses to Average Net Assets ...            0.83%          0.84%          0.82%            0.83%           0.83%
Ratio of Net Investment Income (Loss) to
  Average Net Assets ......................            5.67%          6.52%          6.34%            6.31%           6.67%
Portfolio Turnover Rate ...................              46%            63%            25%              70%            106%

SERIES G (LARGE CAP GROWTH)

                                                                    FISCAL YEAR ENDED DECEMBER 31
                                                                   --------------------------------
                                                                     2001(d)             2000(d)(h)
                                                                   ----------            ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..........................     $     7.98            $    10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ................................          (0.02)                (0.02)
Net Gain (Loss) on Securities
  (realized and unrealized)  .................................          (1.21)                (2.00)
                                                                   ----------            ----------
  Total from investment operations ...........................          (1.23)                (2.02)

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ......................             --                    --
Distributions (from Capital Gains)  ..........................             --                    --
                                                                   ----------            ----------
Total Distributions ..........................................             --                    --
                                                                   ----------            ----------
Net Asset Value End of Period ................................     $     6.75            $     7.98
                                                                   ==========            ==========

TOTAL RETURN(b)  .............................................          (15.4)%               (20.2)%
Ratios/Supplemental Data
Net Assets End of Period (thousands)  ........................     $   15,689            $   12,139
Ratio of Expenses to Average Net Assets ......................           1.23%                 1.28%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .................................................          (0.30)%               (0.47)%
Portfolio Turnover Rate ......................................              4%                    5%

--------------------------------------------------------------------------------
                            See accompanying notes.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES H (ENHANCED INDEX)

                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                                   ----------------------------------------------
                                                                     2001              2000               1999(g)
                                                                   ----------       ----------         ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..........................     $     9.95       $    11.15         $    10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ................................           0.05             0.05               0.04
Net Gain (Loss) on Securities
  (realized and unrealized)  .................................          (1.34)           (1.18)              1.19
                                                                   ----------       ----------         ----------
  Total from investment operations ...........................          (1.29)           (1.13)              1.23

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ......................          (0.04)              --              (0.04)
Distributions (from Capital Gains)  ..........................             --               --              (0.04)
Distributions (in excess of Capital Gains) ...................             --            (0.07)                --
                                                                   ----------       ----------         ----------
  Total Distributions ........................................          (0.04)           (0.07)             (0.08)
                                                                   ----------       ----------         ----------
NET ASSET VALUE END OF PERIOD ................................     $     8.62       $     9.95         $    11.15
                                                                   ==========       ==========         ==========

TOTAL RETURN(b)  .............................................          (13.0)%          (10.2)%             12.3%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ........................     $   42,112       $   45,820         $   25,023
Ratio of Expenses to Average Net Assets ......................           0.91%            0.96%              1.04%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .................................................           0.57%            0.55%              0.82%
Portfolio Turnover Rate ......................................             29%              58%                52%

SERIES I (INTERNATIONAL)

                                                                           Fiscal Years Ended December 31
                                                                   --------------------------------------------
                                                                     2001(d)        2000(c)(d)       1999(c)(g)
                                                                   ----------       ----------       ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..........................     $    10.35       $    13.00       $    10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ................................          (0.04)           (0.09)           (0.04)
Net Gain (Loss) on Securities
  (realized and unrealized)  .................................          (2.49)           (2.56)            3.04
                                                                   ----------       ----------       ----------
  Total from investment operations ...........................          (2.53)           (2.65)            3.00

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ......................             --               --               --
Distributions (from Capital Gains)  ..........................             --               --               --
                                                                   ----------       ----------       ----------
  Total Distributions ........................................             --               --               --
                                                                   ----------       ----------       ----------
NET ASSET VALUE END OF PERIOD ................................     $     7.82       $    10.35       $    13.00
                                                                   ==========       ==========       ==========
TOTAL RETURN(b)  .............................................          (24.4)%          (20.4)%           30.0%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ........................     $   15,999       $   18,071       $    9,857
Ratio of Expenses to Average Net Assets ......................           2.25%            2.28%            2.25%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .................................................          (0.54)%          (0.98)%          (0.70)%
Portfolio Turnover Rate ......................................            175%             139%              98%

--------------------------------------------------------------------------------
                             See accompanying notes.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES J (MID CAP GROWTH)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                                       ------------------------------------------------------------------
                                                          2001(d)      2000(d)       1999         1998(d)      1997(d)
                                                          -------      -------       ----         -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $     32.82  $     30.15  $      22.51  $      21.33  $      18.25
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) .......................         (0.13)       (0.12)        (0.05)        (0.04)        (0.03)
Net Gain (Loss) on Securities
  (realized and unrealized) ........................         (4.43)        5.37         11.65          3.70          3.67
                                                       -----------  -----------  ------------  ------------  ------------
  Total from investment operations .................         (4.56)        5.25         11.60          3.66          3.64
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) .............            --           --            --         (0.14)        (0.06)
Distributions (from Capital Gains) .................         (4.14)       (2.58)        (3.96)        (2.34)        (0.50)
                                                       -----------  -----------  ------------  ------------  ------------
  Total Distributions ..............................         (4.14)       (2.58)        (3.96)        (2.48)        (0.56)
                                                       -----------  -----------  ------------  ------------  ------------
NET ASSET VALUE END OF PERIOD ......................   $     24.12  $     32.82  $      30.15  $      22.51  $      21.33
                                                       ===========  ===========  ============  ============  ============
TOTAL RETURN(b) ....................................        (14.9%)        16.8%         61.9%         18.0%         20.0%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...............   $   470,236  $   603,714  $    429,528  $    271,281  $    226,297
Ratio of Expenses to Average Net Assets ............          0.84%        0.82%         0.82%         0.82%         0.82%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .......................................         (0.53%)      (0.38%)       (0.25%)       (0.21%)       (0.11%)
Portfolio Turnover Rate ............................            39%          33%           55%           94%          107%

--------------------------------------------------------------------------------

SERIES K (GLOBAL STRATEGIC INCOME)

                                                                      FISCAL YEARS ENDED DECEMBER 31
                                                       ------------------------------------------------------------------
                                                          2001(d)       2000        1999(j)       1998(c)      1997(c)
                                                          -------      -------      -------       -------      -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................   $      9.98  $      9.61  $       9.56  $      10.06  $      10.72
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ......................          0.56         0.79          0.79          1.02          1.12
Net Gain (Loss) on Securities
  (realized and unrealized)  .......................          0.04        (0.42)        (0.68)        (0.32)        (0.56)
                                                       -----------  -----------  ------------  ------------  ------------
  Total from investment operations .................          0.60         0.37          0.11          0.70          0.56
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ............         (0.79)          --            --         (1.02)        (0.94)
Distributions (from Capital Gains)  ................            --           --         (0.06)        (0.18)        (0.28)
                                                       -----------  -----------  ------------  ------------  ------------
  Total Distributions ..............................         (0.79)          --         (0.06)        (1.20)        (1.22)
                                                       -----------  -----------  ------------  ------------  ------------
NET ASSET VALUE END OF PERIOD ......................   $      9.79  $      9.98  $       9.61  $       9.56  $      10.06
                                                       ===========  ===========  ============  ============  ============
TOTAL RETURN(b)  ...................................           6.2%         3.9%          1.2%          6.9%          5.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ..............   $    15,695  $    10,977  $     11,369  $     13,028  $     14,679
Ratio of Expenses to Average Net Assets ............          1.52%        1.76%         1.62%         1.13%         0.64%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .......................................          7.23%        7.75%         7.80%        10.85%         9.81%
Portfolio Turnover Rate ............................           124%         146%          208%           57%           85%

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       164

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES L (CAPITAL GROWTH)

                                                             FISCAL YEAR ENDED DECEMBER 31
                                                             -----------------------------
                                                                2001            2000(h)
                                                                ----            -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................     $     8.05       $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ..........................          (0.02)           (0.02)
Net Gain (Loss) on Securities
  (realized and unrealized)  ...........................          (1.16)           (1.93)
                                                             ----------       ----------
  Total from investment operations .....................          (1.18)           (1.95)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ................             --               --
Distributions (from Capital Gains)  ....................             --               --
Distributions (in Excess of Capital Gainss)  ...........          (0.03)              --
                                                             ----------       ----------
  Total Distributions ..................................          (0.03)              --
                                                             ----------       ----------
NET ASSET VALUE END OF PERIOD ..........................     $     6.84       $     8.05
                                                             ==========       ==========
TOTAL RETURN(b)  .......................................          (14.7%)          (19.5%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ..................     $   21,913       $   18,021
Ratio of Expenses to Average Net Assets ................           1.20%            1.26%
Ratio of Net Investment Income (Loss) to Average
Net Assets .............................................          (0.31%)          (0.43%)
Portfolio Turnover Rate ................................             82%              46%

--------------------------------------------------------------------------------

SERIES M (GLOBAL TOTAL RETURN)

                                                                             FISCAL YEARS ENDED DECEMBER 31
                                                          ----------------------------------------------------------------------
                                                             2001           2000         1999(j)          1998         1997(i)
                                                             ----           ----         -------          ----         -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................  $    10.46     $    13.09     $    12.87     $    12.29     $    12.05
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ..........................        0.11           0.14           0.15           0.20           0.16
Net Gain (Loss) on Securities
  (realized and unrealized)  ...........................       (1.45)         (1.44)          1.49           1.33           0.59
                                                          ----------     ----------     ----------     ----------     ----------
  Total from investment operations .....................       (1.34)         (1.30)          1.64           1.53           0.75
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ................       (0.11)            --          (0.44)         (0.27)         (0.26)
Distributions (in excess of Net Investment Income) .....       (0.01)            --             --             --             --
Distributions (from Capital Gains)  ....................          --          (1.04)         (0.98)         (0.68)         (0.25)
Distributions (in Excess of Capital Gains) .............          --          (0.29)            --             --             --
Return of Capital ......................................       (0.20)            --             --             --             --
                                                          ----------     ----------     ----------     ----------     ----------
  Total Distributions ..................................       (0.32)         (1.33)         (1.42)         (0.95)         (0.51)
                                                          ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE END OF PERIOD ..........................  $     8.80     $    10.46     $    13.09     $    12.87     $    12.29
                                                          ==========     ==========     ==========     ==========     ==========
TOTAL RETURN(b)  .......................................       (13.1%)        (10.6%)         14.0%          12.6%           6.2%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ..................  $   25,007     $   33,527     $   44,034     $   45,174     $   48,379
Ratio of Expenses to Average Net Assets ................        1.53%          1.46%          1.36%          1.24%          1.26%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ...........................................        0.96%          1.15%          1.09%          1.33%          1.71%
Portfolio Turnover Rate ................................         139%           150%           155%            49%            64%


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       165

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES N (MANAGED ASSET ALLOCATION)

                                                                           FISCAL PERIOD ENDED DECEMBER 31
                                                         -------------------------------------------------------------------------
                                                             2001           2000           1999            1998           1997
                                                             ----           ----           ----            ----           ----
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................   $     16.08    $     16.94     $     16.01     $     13.88    $     12.02
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ........................          0.33           0.39            0.38            0.26           0.24
Net Gain (Loss) on Securities
  (realized and unrealized)  .........................         (1.10)         (0.52)           1.15            2.26           1.96
                                                         -----------    -----------     -----------     -----------    -----------
  Total from investment operations ...................         (0.77)         (0.13)           1.53            2.52           2.20
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..............         (0.44)         (0.04)          (0.60)          (0.24)         (0.21)
Distributions (from Capital Gains)  ..................         (1.24)         (0.69)             --           (0.15)         (0.13)
                                                         -----------    -----------     -----------     -----------    -----------
  Total Distributions ................................         (1.68)         (0.73)          (0.60)          (0.39)         (0.34)
                                                         -----------    -----------     -----------     -----------    -----------
NET ASSET VALUE END OF PERIOD ........................   $     13.63    $     16.08     $     16.94     $     16.01    $     13.88
                                                         ===========    ===========     ===========     ===========    ===========
TOTAL RETURN(b)  .....................................          (5.1%)         (0.9%)           9.7%           18.4%          18.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ................   $    87,348    $    88,581     $    98,487     $    76,121    $    38,182
Ratio of Expenses to Average Net Assets ..............          1.25%          1.25%           1.17%           1.22%          1.35%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................          2.34%          2.31%           2.45%           2.49%          2.71%
Portfolio Turnover Rate ..............................            98%            44%             24%             10%            28%

-------------------------------------------------------------------------------

SERIES O (EQUITY INCOME)

                                                                           FISCAL PERIOD ENDED DECEMBER 31
                                                         -------------------------------------------------------------------------
                                                           2001(d)          2000           1999            1998           1997
                                                           -------          ----           ----            ----           ----
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................   $     17.66    $     17.27     $     18.35     $     17.62    $     14.01
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ........................          0.21           0.31            0.30            0.29           0.19
Net Gain (Loss) on Securities
  (realized and unrealized)  .........................            --           1.76            0.19            1.30           3.77
                                                         -----------    -----------     -----------     -----------    -----------
  Total from investment operations ...................          0.21           2.07            0.49            1.59           3.96
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..............         (0.30)         (0.04)          (0.59)          (0.25)         (0.14)
Distributions (from Capital Gains)  ..................         (1.57)         (1.64)          (0.98)          (0.61)         (0.21)
                                                         -----------    -----------     -----------     -----------    -----------
Total Distributions ..................................         (1.87)         (1.68)          (1.57)          (0.86)         (0.35)
                                                         -----------    -----------     -----------     -----------    -----------
NET ASSET VALUE END OF PERIOD ........................   $     16.00    $     17.66     $     17.27     $     18.35    $     17.62
                                                         ===========    ===========     ===========     ===========    ===========
TOTAL RETURN(b)  .....................................           1.3%          12.9%            3.1%            9.0%          28.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ................   $   186,826    $   178,756     $   207,022     $   204,070    $   150,391
Ratio of Expenses to Average Net Assets ..............          1.08%          1.10%           1.09%           1.08%          1.09%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................          1.32%          1.74%           1.66%           1.93%          2.31%
Portfolio Turnover Rate ..............................            21%            68%             35%             20%            21%

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       166

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES P (HIGH YIELD)

                                                                               FISCAL YEARS ENDED DECEMBER 31
                                                             ---------------------------------------------------------------------
                                                                 2001          2000         1999(c)      1998(c)(d)     1997(c)(d)
                                                                 ----          ----         -------      ----------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......................   $    14.25     $    15.51     $    16.80     $    17.60     $   15.99
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ............................         1.26           1.12           1.30           0.89          0.68
Net Gain (Loss) on Securities
  (realized and unrealized)  .............................        (0.63)         (1.36)         (1.08)          0.12          1.43
                                                             ----------     ----------     ----------     ----------     ---------
  Total from investment operations .......................         0.63          (0.24)          0.22           1.01          2.11
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..................        (1.28)         (1.02)         (1.37)         (1.63)        (0.42)
Distributions (from Capital Gains)  ......................           --             --          (0.10)         (0.18)        (0.08)
Return of Capital ........................................           --             --          (0.04)            --            --
                                                             ----------     ----------     ----------     ----------     ---------
  Total Distributions ....................................        (1.28)         (1.02)         (1.51)         (1.81)        (0.50)
                                                             ----------     ----------     ----------     ----------     ---------
NET ASSET VALUE END OF PERIOD ............................   $    13.60     $    14.25     $    15.51     $    16.80     $   17.60
                                                             ==========     ==========     ==========     ==========     =========
TOTAL RETURN(b)  .........................................          4.4%          (1.5%)          1.3%           5.8%         13.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ....................   $   29,384     $   22,616     $   19,152     $   14,949     $   6,767
Ratio of Expenses to Average Net Assets ..................         0.86%          0.87%          0.18%          0.18%         0.31%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .............................................         8.73%          8.06%          8.55%          8.17%         8.58%
Portfolio Turnover Rate ..................................           80%            34%            29%            87%           77%

-------------------------------------------------------------------------------

SERIES Q (SMALL CAP VALUE)

                                                            FISCAL YEAR ENDED DECEMBER 31
                                                            -----------------------------
                                                               2001(d)      2000(d)(h)
                                                               -------      ----------
PER SHARE DATA
Net Asset Value Beginning of Period ......................   $    10.74     $    10.00
Income from Investment Operations:
Net Investment Income (Loss)  ............................        (0.04)         (0.02)
Net Gain (Loss) on Securities
  (realized and unrealized)  .............................         2.41           0.76
                                                             ----------     ----------
  Total from investment operations .......................         2.37           0.74
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..................           --             --
Distributions (from Capital Gains)  ......................        (0.32)            --
                                                             ----------     ----------
  Total Distributions ....................................        (0.32)            --
                                                             ----------     ----------
NET ASSET VALUE END OF PERIOD ............................   $    12.79     $    10.74
                                                             ==========     ==========
TOTAL RETURN(b)  .........................................         22.2%           7.4%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ....................   $   58,198     $   10,427
Ratio of Expenses to Average Net Assets ..................         1.18%          1.49%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .............................................        (0.42%)        (0.41%)
Portfolio Turnover Rate ..................................           47%            81%

                             See accompanying notes.
--------------------------------------------------------------------------------
                                       167

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES S (SOCIAL AWARENESS)

                                                                            FISCAL YEARS ENDED DECEMBER 31
                                                        --------------------------------------------------------------------------
                                                          2001(d)         2000(d)          1999           1998(d)         1997(d)
                                                          -------         -------          ----           -------         -------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ................... $     27.62     $     31.71     $     28.40     $     22.25     $    19.08
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  .........................        0.04           (0.02)           0.07            0.09           0.06
Net Gain (Loss) on Securities
  (realized and unrealized)  ..........................       (3.55)          (4.07)           4.60            6.78           4.21
                                                        -----------     -----------     -----------     -----------     ----------
  Total from investment operations ....................       (3.51)          (4.09)           4.67            6.87           4.27
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ...............          --              --           (0.16)          (0.06)         (0.04)
Distributions (from Capital Gains)  ...................       (0.53)             --           (1.20)          (0.66)         (1.06)
Distributions (in Excess of Capital Gains) ............       (0.94)             --              --              --             --
                                                        -----------     -----------     -----------     -----------     ----------
  Total Distributions .................................       (1.47)             --           (1.36)          (0.72)         (1.10)
                                                        -----------     -----------     -----------     -----------     ----------
NET ASSET VALUE END OF PERIOD ......................... $     22.64     $     27.62     $     31.71     $     28.40     $    22.25
                                                        ===========     ===========     ===========     ===========     ==========
TOTAL RETURN (b)  .....................................       (13.1%)         (12.9%)          17.2%           31.4%          22.7%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ................. $   158,686     $   208,709     $   236,576     $   152,641     $   89,332
Ratio of Expenses to Average Net Assets ...............        0.83%           0.83%           0.82%           0.82%          0.83%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................        0.17%          (0.05%)          0.29%           0.47%          0.35%
Portfolio Turnover Rate ...............................          10%             24%             24%             23%            49%

-------------------------------------------------------------------------------

SERIES T (TECHNOLOGY)

                                                        FISCAL YEAR ENDED DECEMBER 31
                                                        -----------------------------
                                                           2001(d)       2000(d)(h)
                                                           -------       ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ...................  $     6.13     $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  .........................       (0.05)          (0.05)
Net Gain (Loss) on Securities
  (realized and unrealized)  ..........................       (1.43)          (3.82)
                                                         ----------     -----------
  Total from investment operations ....................       (1.48)          (3.87)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ...............          --              --
Distributions (from Capital Gains)  ...................          --              --
                                                         ----------     -----------
  Total Distributions .................................          --              --
                                                         ----------     -----------
NET ASSET VALUE END OF PERIOD .........................  $     4.65     $      6.13
                                                         ==========     ===========
TOTAL RETURN (b)  .....................................       (24.1%)         (38.7%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  .................  $   18,033     $    16,035
Ratio of Expenses to Average Net Assets ...............        1.46%           1.50%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ..........................................       (1.21%)         (1.23%)
Portfolio Turnover Rate ...............................         223%            222%



                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES V (MID CAP VALUE)

                                                                                FISCAL YEARS ENDED DECEMBER 31
                                                         -------------------------------------------------------------------------
                                                           2001(d)          2000            1999          1998(c)    1997(a)(c)(e)
                                                           -------          ----            ----          -------    -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................   $     22.19     $     16.73     $    14.83     $    13.13     $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ........................          0.09            0.08           0.03           0.03          0.12
Net Gain (Loss) on Securities
  (realized and unrealized)  .........................          2.31            5.57           2.66           2.14          3.01
                                                         -----------     -----------     ----------     ----------     ---------
  Total from investment operations ...................          2.40            5.65           2.69           2.17          3.13
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..............         (0.08)             --          (0.05)         (0.08)           --
Distributions (from Capital Gains)  ..................         (1.02)          (0.19)         (0.74)         (0.39)           --
                                                         -----------     -----------     ----------     ----------     ---------
  Total Distributions ................................         (1.10)          (0.19)         (0.79)         (0.47)           --
                                                         -----------     -----------     ----------     ----------     ---------
NET ASSET VALUE END OF PERIOD ........................   $     23.49     $     22.19     $    16.73     $    14.83     $   13.13
                                                         ===========     ===========     ==========     ==========     =========
TOTAL RETURN (b)  ....................................          11.1%           33.8%          18.9%          16.6%         31.3%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ................   $   166,860     $   115,551     $   42,885     $   18,523     $   6,491

Ratio of Expenses to Average Net Assets ..............          0.85%           0.84%          0.84%          0.71%         0.40%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................          0.43%           0.55%          0.32%          0.42%         1.55%

Portfolio Turnover Rate ..............................            50%             35%            57%            72%           79%

-------------------------------------------------------------------------------

SERIES W (MAIN STREET GROWTH & Income(R))

                                                        FISCAL YEAR ENDED DECEMBER 31
                                                        -----------------------------
                                                           2001(d)       2000(d)(h)
                                                           -------       ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................   $     9.01      $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ........................         0.01               --
Net Gain (Loss) on Securities
  (realized and unrealized)  .........................        (0.91)           (0.98)
                                                         ----------      -----------
  Total from investment operations ...................        (0.90)           (0.98)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..............        (0.01)           (0.01)
Distributions (from Capital Gains)  ..................           --               --
                                                         ----------      -----------
  Total Distributions ................................        (0.01)           (0.01)
                                                         ----------      -----------
NET ASSET VALUE END OF PERIOD ........................   $     8.10      $      9.01
                                                         ==========      ===========
TOTAL RETURN (b)  ....................................        (10.0%)           (9.8%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ................   $   37,579      $    26,638

Ratio of Expenses to Average Net Assets ..............         1.25%            1.23%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .........................................         0.14%            0.14%

Portfolio Turnover Rate ..............................           67%              57%


                             See accompanying notes.
-------------------------------------------------------------------------------
                                       169

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SERIES X (SMALL CAP GROWTH)

                                                                                 FISCAL YEARS ENDED DECEMBER 31
                                                             ----------------------------------------------------------------------
                                                                2001            2000          1999(c)       1998(c)      1997(c)(f)
                                                             ----------     -----------     ----------     ---------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ......................   $    17.55     $     19.40     $    10.67     $    9.60     $   10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ............................        (0.09)          (0.07)            --          0.02          0.01
Net Gain (Loss) on Securities
  (realized and unrealized)  .............................        (4.80)          (1.59)          9.27          1.07         (0.41)
                                                             ----------     -----------     ----------     ---------     ---------
  Total from investment operations .......................        (4.89)          (1.66)          9.27          1.09         (0.40)
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  ..................           --              --          (0.02)        (0.02)           --
Distributions (from Capital Gains)  ......................           --              --          (0.52)           --            --
Distributions (in excess of Capital Gains) ...............           --           (0.18)            --            --            --
Return of Capital ........................................           --           (0.01)            --            --            --
                                                             ----------     -----------     ----------     ---------     ---------
  Total Distributions ....................................           --           (0.19)         (0.54)        (0.02)           --
                                                             ----------     -----------     ----------     ---------     ---------
NET ASSET VALUE END OF PERIOD ............................   $    12.66     $     17.55     $    19.40     $   10.67     $    9.60
                                                             ==========     ===========     ==========     =========     =========
TOTAL RETURN (b)  ........................................        (27.9%)          (8.7%)         87.2%         11.5%         (4.0%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ....................   $   73,408     $   114,283     $   44,095     $   5,621     $   2,640
Ratio of Expenses to Average Net Assets ..................         1.15%           1.13%          0.57%         0.59%         0.98%
Ratio of Net Investment Income (Loss) to Average
  Net Assets .............................................        (0.66%)         (0.44%)           --          0.26%         0.73%
Portfolio Turnover Rate ..................................          353%            335%           283%          367%          402%

-------------------------------------------------------------------------------

SERIES Y (SELECT 25)

                                                                  FISCAL YEARS ENDED DECEMBER 31
                                                             -----------------------------------------
                                                                2001          2000(d)        1999(g)
                                                             ----------     -----------     ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .....................    $    10.38     $     12.37     $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)  ...........................         (0.02)          (0.02)         (0.01)
Net Gain (Loss) on Securities
  (realized and unrealized)  ............................         (1.01)          (1.97)          2.38
                                                             ----------     -----------     ----------
  Total from investment operations ......................         (1.03)          (1.99)          2.37
LESS DISTRIBUTIONS:
Dividends (from Net Investment Income)  .................            --              --             --
Distributions (from Capital Gains)  .....................            --              --             --
                                                             ----------     -----------     ----------
  Total Distributions ...................................            --              --             --
                                                             ----------     -----------     ----------
NET ASSET VALUE END OF PERIOD ...........................    $     9.35     $     10.38     $    12.37
                                                             ==========     ===========     ==========
TOTAL RETURN (b)  .......................................          (9.9%)         (16.1%)         23.7%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands)  ...................    $   52,998     $    65,011     $   31,399
Ratio of Expenses to Average Net Assets .................          0.88%           0.89%          0.97%
Ratio of Net Investment Income (Loss) to Average
  Net Assets ............................................         (0.20%)         (0.16%)        (0.16%)
Portfolio Turnover Rate .................................            38%             68%            54%


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       170

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

(a) Net investment income per share has been calculated using the weighted monthly average number of capital shares outstanding.

(b) Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by Security Benefit Life Insurance Company. Shares of a series of SBL Fund are available only through the purchase of such products.

(c) Fund expenses for Series I, K, P, V and X were reduced by the Investment Manager during the period. Expense ratios absent such reimbursement would have been as follows:

                  2001   2000    1999   1998     1997
                  ----   ----    ----   ----     ----
    Series I       --    2.38%  4.20%      --      --
    Series K       --      --     --    1.66%    1.39%
    Series P       --      --   0.86%   0.93%    1.14%
    Series V       --      --     --    0.89%    1.14%
    Series X       --      --   1.33%   1.59%    1.98%

(d) Expense ratios were calculated without the reduction for earnings credits and marketing fees paid indirectly. Expense ratios with such reductions would have been as follows:

                  2001   2000    1999   1998     1997
                  ----   ----    ----   ----     ----
    Series A     0.82%   0.82%    --    0.81%    0.81%
    Series B     0.83%   0.82%    --    0.80%    0.83%
    Series C       --      --     --    0.57%    0.58%
    Series E       --      --     --    0.83%    0.83%
    Series G     1.22%  1.23%     --      --       --
    Series I     2.24%  2.24%     --      --       --
    Series J     0.83%  0.82%     --    0.82%    0.82%
    Series K     1.52%    --      --      --       --
    Series O     1.08%    --      --      --       --
    Series P       --     --      --    0.18%    0.31%
    Series Q     1.17%  1.23%     --      --       --
    Series S     0.84%  0.83%     --    0.82%    0.83%
    Series T     1.44%  1.48%     --      --       --
    Series V     0.83%    --      --      --       --
    Series W     1.24%  1.17%     --      --       --
    Series Y       --   0.89%     --      --       --

(e) Series V was initially capitalized on May 1, 1997, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(f) Series X was initially capitalized on October 15, 1997, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(g) Series H, I and Y were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(h) Series G, L, Q, T and W were initially capitalized on May 1, 2000 with net asset values of $10 per share. Percentage amounts for the period have been annualized, except for total return.

(i) Meridian Investment Management Corporation (Meridian) became the Subadvisor of Series M (Global Total Return Series) effective August 1, 1997. Prior to August 1, 1997, SMC paid Templeton/Franklin Investment Services, Inc. and Meridian for research services provided to Series M.

(j) Wellington Management Company became Subadvisor for Series K and M on May 15, 1999. Prior to December 31, 1998, Lexington Management Corporation served as Subadvisor to Series K. Prior to May 15, 1999, Meridian Investment Management served as Subadvisor to Series M.

(k) The Dreyfus Corporation became Subadvisor of Series B effective January 2, 2001. Prior to January 2, 2001, advisory services were provided by the Investment Manager.

(l) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase (decrease) the ratio of net investment income to average net assets from (0.02%) to 0.12%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


                             See accompanying notes.
--------------------------------------------------------------------------------
                                       171

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001


1. SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company of the series type. Each series, in effect, represents a separate fund. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based on the net asset value of each series. Shares of the Fund will be sold only to Security Benefit Life Insurance Company (SBL) separate accounts. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

     A. SECURITIES VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. Securities listed or traded on a recognized securities exchange are valued on the basis of the last sales price. If there are no sales on a particular day, then the securities are valued at the last bid price. If a security is traded on multiple exchanges, its value will be based on the price from the principal exchange where it is traded. All other securities for which market quotations are available are valued on the basis of the current bid price. If there is no bid or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     B. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The series which invest in foreign securities and currencies do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The Fund may enter into forward foreign exchange contracts in connection with foreign currency risk from purchase or sale of securities denominated in foreign currency. A series may also enter into such contracts to manage the effect of changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Series have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counter party does not perform under the contract.

     D. FUTURES - The Fund may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Fund may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the series is required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the series. The series realizes a gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
                                       172

DECEMBER 31, 2001

     E. OPTIONS WRITTEN - The Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer the obligation to sell or purchase), a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

     F. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Dividend income less foreign taxes withheld (if any) are recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The accounting principle affected Series E, M, N and P. The cumulative effect of this accounting change had no impact on total net assets of the Funds, but resulted in a $152,336, ($7,015), ($17,852) and ($6,244) increase/(reduction) in the cost of securities and a corresponding ($152,336), $7,015, $17,852 and $6,244 increase/(decrease) in net unrealized appreciation for Series E, M, N and P, respectively, based on securities held on January 1, 2001.

     The effect of this change for the period ended December 31,2001, was to increase/(decrease) net investment income by ($152,428), $46,266, $27,377 and $137,618, increase/(decrease) net change in unrealized appreciation/ (depreciation) by $91,586, ($3,510), ($1,460) and ($92,392) and
increase/(decrease) net realized gain by $60,842, ($42,756), ($25,917) and ($45,226), for Series E, M, N and P, respectively. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

     G. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

     H. TAXES - The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of its taxable net income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     I. EARNINGS CREDITS - Under the fee schedule with the custodian, the Fund earns credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

     J. SECURITIES LENDING - Certain of the series may lend up to 33 1/3% of the total value of their total assets to broker/dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each series' policy is to maintain collateral in the form of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     K. USE OF ESTIMATES - The preparation of financial statements in . conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     L. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Company's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

     2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC) (the Investment Manager) under an investment advisory contract at an annual rate of ..50% of the average daily net assets for Series C, .75% for Series A, B, E, H, J, K, P, S, V and Y, 1.00% for Series D, G, L, M, N, O, Q, T, W and X and 1.10% for Series I.

     SMC pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily closing value of the combined average daily net assets of SBL Series D and another Fund managed by SMC, Security Equity Fund Global Series, computed on a daily basis as follows:

     Combined Average Daily Net Assets of the Series             Annual Fees
     -----------------------------------------------             -----------
     $0 to $300 Million .......................................     .35%
     $300 Million to $750 Million .............................     .30%
     $750 million or more .....................................     .25%

     SMC also pays OppenheimerFunds, Inc. an annual fee equal to a percentage of the average daily net assets of Series W, computed on a daily basis as follows:

     Average Daily Net Assets of the Series                      Annual Fees
     --------------------------------------                      -----------
     $0 to $50 Million ........................................     .35%
     $50 Million to $250 Million ..............................     .30%
     $250 million or more .....................................     .25%

     The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $25,000,000 of average daily net assets of Series N and .35% of the average daily net assets of Series N in excess of $25,000,000 for management services provided to that Series. The Investment Manager pays T. Rowe Price Associates, Inc. an annual fee equal to .50% of the first $20,000,000 of average daily net assets of Series O and .40% of the average daily net assets in excess of $20,000,000 for management services provided to Series O.


--------------------------------------------------------------------------------

DECEMBER 31, 2001

     SMC pays Strong Capital Management, Inc. with respect to Series Q and X, an annual fee based on the combined average net assets of the Series and another Fund managed by SMC, the Security Equity Fund Small Cap Growth Series. The fees for these services are outlined below:

     Average Daily Net Assets of the Series                         Annual Fees
     --------------------------------------                         -----------
     Less Than $150 Million .................................           .50%
     $150 Million to $500 Million ...........................           .45%
     $500 million or more ...................................           .40%

     Deutsche Asset Management, Inc. furnishes investment advisory services to Series H and Series I. (Effective May 1, 2001 Bankers Trust Company changed its name to Deutsche Asset Management, Inc.) For such services to Series H, SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series H and another Fund, managed by SMC, the Security Equity Fund Enhanced Index Series as follows:

     Combined Average Daily Net Assets of the Series                Annual Fees
     -----------------------------------------------                -----------
     $0 to $100 Million .....................................           .20%
     $100 Million to $300 Million ...........................           .15%
     $300 million or more ...................................           .13%

     SMC also pays Deutsche Asset Management, Inc. the following minimum fees with respect to Series H of $200,000. For the services provided to Series I, SMC pays Deutsche Asset Management, Inc. an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series I and another Fund managed by SMC, the Security Equity Fund International Series, computed on a daily basis as follows:

     Combined Average Daily Net Assets of the Series                Annual Fees
     -----------------------------------------------                -----------
     $0 to $200 Million .....................................           .60%
     $200 Million or more ...................................           .55%

     SMC pays Wellington Management Company, LLP (Wellington Management) for Series K, an annual fee equal to a percentage of the average daily closing value of the average daily net assets of Series K, computed on a daily basis as follows:

     Average Daily Net Assets of the Series                         Annual Fees
     --------------------------------------                         -----------
     Less Than $50 Million ..................................           .50%
     More Than $50 Million ..................................           .40%

     Wellington Management agreed to cap its fee at .40% of Series K's net assets until May 15, 2000.

     For the services provided to Series M, SMC pays Wellington Management an annual fee equal to a percentage of the average daily closing value of the net assets of Series M, according to the following schedule:

     Average Daily Net Assets of the Series                         Annual Fees
     --------------------------------------                         -----------
     $0 to $50 Million ......................................           .50%
     $50 Million to $100 Million ............................           .40%
     $100 Million to $250 Million ...........................           .35%
     $250 Million or more ...................................           .30%

     Wellington Management agreed to cap its fee at .45% of Series M's net assets until May 15, 2000.

     For For the services provided to Series T, SMC pays Wellington the Management an annual fee equal to .50% of the average net assets of Series T.

     SMC pays Alliance Capital Management, L.P. an annual fee equal to 0.50% of the average daily net assets of Series L, computed daily.

     Effective August 1, 2001, the annual fee paid to Alliance Capital Management and computed on a daily basis changed to the following:

     Average Daily Net Asssets of the Series                        Annual Fees
     ---------------------------------------                        -----------
     $0 to $10 Million ......................................          0.75%
     $10 Million to $20 Million .............................         0.625%
     $20 Million or more ....................................          0.50%

     Beginning January 2, 2001, The Dreyfus Corporation began furnishing investment advisory services to Series B. For such services SMC pays Dreyfus an annual fee equal to a percentage of the average daily closing value of the combined net assets of Series B and another Fund, managed by SMC, the Security Growth & IncomeFund, computed on a daily basis as follows:

                                                                        Annual
     Combined Average Daily Net Asssets of the Series                    Fees
     ------------------------------------------------                    ----
     $0 to $1 Billion .......................................            .30%
     $1 Billion or more .....................................            .25%

     The investment advisory contract between the Fund and SMC provides that the total annual expenses of each series (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the level of expenses which the series is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are then offered for sale. For the year ended December 31, 2001, SMC agreed to limit the total expenses for Series K, M, P, V, and X to an annual rate of 2% of the average daily net asset value of each respective series, limit Series I and Series T at an annual rate of 2.25% and limit Series G, H, L, Q, W and Y to an annual rate of 1.75%.

     The Fund has entered into a contract with SMC for transfer agent services and administrative services provided to the Fund. The administrative services provided by SMC principally include all fund and portfolio accounting and regulatory filings. For providing these services, SMC receives a fee at the annual rate of .045% of the average daily net assets of the Series A, B, C, E, J, O, P, S and V, plus the greater of .10% of the average daily net assets of Series D, K, M and N, or $60,000. SMC also receives from Series I and Series T the greater of .10% of the average daily net assets or (i) $30,000 for the first year of operation, (ii) $45,000 for the second year, and (iii) $60,000 thereafter. With respect to Series G, H, L, Q, W, X, and Y, SMC receives a fee at an annual rate of .09% of the average daily net assets of the series.

     The Fund has directed the Investment Manager and certain of the sub-advisors to execute certain portfolio trades with broker/dealers in a manner that will benefit the Fund. These broker/dealers have agreed to either direct a portion of their brokerage commissions to the Fund's Distributor for use in promoting the distribution of Fund shares, or to provide brokerage credits, benefits or other services to be used to promote distribution of Fund shares (the "Brokerage Enhancement Plan"). The duty to seek best execution still applies to these portfolio trades. For the year ended December 31, 2001, the amounts generated under the Brokerage Enhancement Plan were as follows: Series A-$56,320 Series B-$615,259, Series G-$959, Series J-$62,106, Series O-$7,836,
Series S-$4,488, Series V-$30,580, and Series Y-$1,540.

--------------------------------------------------------------------------------
                                       174

DECEMBER 31, 2001

     3. UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENT SECURITIES                   |     4. INVESTMENT TRANSACTIONS
     For federal income tax purposes, the amounts of unrealized appreciation            |     Investment transactions for the year
(depreciation) for each Series' investments were as follows:                            | ended December 31, 2001, (excluding
                                                                                        | overnight investments and short-term debt
                                                                                        | securities) are as follows:
                                                                                        |
                               AGGREGATE GROSS   AGGREGATE GROSS   NET UNREALIZED       |
                                 UNREALIZED        UNREALIZED       APPRECIATION        |                          PROCEEDS
                                APPRECIATION     DEPRECIATION      (DEPRECIATION)       |         PURCHASES       FROM SALES
                                ------------     ------------      --------------       |         ---------       ----------
SERIES A                                                                                |
 (Equity) ...................    $ 218,378,252    $ (43,170,322)    $ 175,207,930       |       $ 172,670,495    $ 269,282,033
                                                                                        |
SERIES B                                                                                |
 (Large Cap Value) ..........       28,167,893      (38,019,114)       (9,851,221)      |         864,819,788      947,449,653
                                                                                        |
SERIES C                                                                                |
 (Money Market) .............           61,089           (5,218)           55,871       |                  --               --
                                                                                        |
SERIES D                                                                                |
 (Global) ...................       90,843,507      (70,096,640)       20,746,867       |         190,075,755      245,950,169
                                                                                        |
SERIES E                                                                                |
 (Diversified Income) .......        5,397,324       (3,981,582)        1,415,742       |          69,951,851       57,932,367
                                                                                        |
SERIES G                                                                                |
 (Large Cap Growth) .........          429,991       (4,804,055)       (4,374,064)      |           5,425,305          447,208
                                                                                        |
SERIES H                                                                                |
 (Enhanced Index) ...........        2,988,647       (9,704,461)       (6,715,814)      |          11,324,991       10,963,103
                                                                                        |
SERIES I                                                                                |
 (International) ............          371,589       (1,533,831)       (1,162,242)      |          28,297,953       26,648,694
                                                                                        |
SERIES J                                                                                |
 (Mid Cap Growth) ...........      104,696,811      (62,692,083)       42,004,728       |         190,659,016      235,015,853
                                                                                        |
SERIES K                                                                                |
 (Global Strategic Income) ..          639,152       (1,309,044)         (669,892)      |          19,087,230       13,767,162
                                                                                        |
SERIES L                                                                                |
 (Capital Growth) ...........        1,256,886       (3,245,661)       (1,988,775)      |          23,592,243       15,928,348
                                                                                        |
SERIES M                                                                                |
 (Global Total Return)  .....        1,238,314       (2,049,707)         (811,393)      |          34,937,470       40,462,457
                                                                                        |
SERIES N                                                                                |
 (Managed Asset Allocation)..        6,151,265       (5,897,221)          254,044       |          88,689,606       83,065,651
                                                                                        |
SERIES O                                                                                |
 (Equity Income) ............       22,230,634      (16,599,094)        5,631,540       |          49,056,402       36,932,895
                                                                                        |
SERIES P                                                                                |
 (High Yield) ...............          686,577       (4,283,874)       (3,597,297)      |          31,693,567       20,900,355
                                                                                        |
SERIES Q                                                                                |
 (Small Cap Value) ..........        6,697,824       (2,660,600)        4,037,224       |          57,533,503       17,435,976
                                                                                        |
SERIES S                                                                                |
 (Social Awareness) .........       36,611,161      (20,153,982)       16,457,179       |          16,410,431       30,397,996
                                                                                        |
SERIES T                                                                                |
 (Technology) ...............        1,632,658       (4,176,770)       (2,544,112)      |          43,122,383       35,704,879
                                                                                        |
SERIES V                                                                                |
 (Mid Cap Value) ............       29,184,712       (8,137,799)       21,046,913       |         117,511,781       70,911,494
                                                                                        |
SERIES W                                                                                |
 (Main Street Growth                                                                    |
 & Income) ..................        1,877,633       (3,523,498)       (1,645,865)      |          34,156,458       19,770,953
                                                                                        |
SERIES X                                                                                |
 (Small Cap Growth) .........       10,547,843       (1,066,211)        9,481,632       |         258,366,411      267,476,175
                                                                                        |
SERIES Y                                                                                |
 (Select 25) ................        3,083,063       (6,223,124)       (3,140,061)      |          19,683,907       23,860,358

--------------------------------------------------------------------------------
                                      175

DECEMBER 31, 2001

5. FORWARD FOREIGN EXCHANGE CONTRACTS

     At December 31, 2001, Series I, Series K and Series M had the following open forward foreign exchange contracts to buy or sell currency (excluding foreign currency contracts used for purchase and sale settlements):

                                                                                                                    NET UNREALIZED
      CONTRACTS                 SETTLEMENT           FOREIGN CURRENCY TO        AMOUNT TO BE       U.S. $ VALUE      APPRECIATION
        TO BUY                     DATE                 BE DELIVERED           PAID IN U.S. $     AS OF 12/31/01    (DEPRECIATION)
        ------                     ----                 ------------           --------------     --------------    --------------
SERIES I
Australian Dollar                 01/25/02                       78,969         $     40,000        $    40,352       $       352
Swiss Franc                       01/25/02                      202,550              120,766            122,068             1,302
Danish Kroner                     01/25/02                    2,631,338              315,370            314,818              (552)
European Monetary Unit            01/25/02                      354,351              316,353            315,150            (1,203)
British Pound                     01/25/02                       70,996              102,262            103,167               905
Japanese Yen                 01/10/02 - 01/25/02            127,602,475              995,620            974,530           (21,090)
Mexican Peso                      01/25/02                      459,750               50,000             49,973               (27)
Norwegian Krone                   01/25/02                    1,865,476              207,266            207,442               176
Swedish Krona                     01/25/02                    1,902,075              178,198            181,141             2,943
                                                                                                                      -----------
                                                                                                                      $   (17,194)
                                                                                                                      ===========
SERIES K
Australian Dollar                 01/16/02                       94,000               48,673             48,066       $      (607)
British Pound                     01/28/02                        8,000               11,626             11,623                (3)
European Monetary Unit       01/08/02 - 01/17/02                373,783              332,083            332,582               499
Hong Kong Dollar                  02/22/02                    1,778,000              227,890            227,978                88
Japanese Yen                 01/08/02 - 01/15/02             21,236,101              167,671            162,153            (5,518)
New Zealand Dollar                01/23/02                      100,000               41,575             41,557               (18)
Norwegian Krone                   01/30/02                      302,000               33,560             33,564                 4
Singapore Dollar                  01/09/02                       58,000               31,830             31,416              (414)
Swiss Franc                       01/22/02                       28,000               16,682             16,873               191
                                                                                                                      -----------
                                                                                                                      $    (5,778)
                                                                                                                      ===========
SERIES M
Australian Dollar                 01/16/02                      132,000               68,342             67,497       $      (845)
British Pound                     01/28/02                        6,850                9,885              9,952                67
Canadian Dollar                   01/18/02                       84,000               53,208             52,621              (587)
European Monetary Unit            01/17/02                    1,124,000              996,075          1,000,057             3,983
Japanese Yen                 01/04/02 - 01/15/02            124,084,257            1,001,237            947,454           (53,783)
New Zealand Dollar                01/23/02                       63,000               26,055             26,181               126
Norwegian Krone                   01/30/02                      559,000               62,119             62,126                 7
Singapore Dollar                  01/09/02                       85,000               46,651             46,040              (611)
Swiss Franc                       01/04/02                       29,612               17,645             17,836               191
                                                                                                                      -----------
                                                                                                                      $   (51,452)
                                                                                                                      ===========

                                                                                                                    NET UNREALIZED
      CONTRACTS                 SETTLEMENT           FOREIGN CURRENCY TO        AMOUNT TO BE       U.S. $ VALUE      APPRECIATION
       TO SELL                     DATE                 BE DELIVERED        RECEIVED IN U.S. $    AS OF 12/31/01    (DEPRECIATION)
        ------                     ----                 ------------        ------------------    --------------    --------------
SERIES I
Australian Dollar                01/25/02                       103,618         $     52,386        $    52,948       $      (562)
Swiss Franc                      01/25/02                       761,800              463,321            459,104             4,217
British Pound                    01/25/02                        11,695               16,931             16,994               (63)
Japanese Yen                01/10/02 - 01/25/02             213,449,510            1,689,568          1,630,449            59,119
Korean Won                       01/25/02                   366,308,925              281,709            277,024             4,685
Mexican Peso                     01/25/02                       459,816               49,900             49,981               (81)
Norwegian Krone                  01/25/02                       225,052               25,325             25,026               299
                                                                                                                      -----------
                                                                                                                      $    67,614
                                                                                                                      ===========


-------------------------------------------------------------------------------

DECEMBER 31, 2001

5. FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)

                                                                                                           NET UNREALIZED
  CONTRACTS                   SETTLEMENT      FOREIGN CURRENCY TO      AMOUNT TO BE      U.S. $ VALUE       APPRECIATION
   TO SELL                       DATE             BE DELIVERED      RECEIVED IN U.S.$    AS OF 12/31/01    (DEPRECIATION)
  ---------                   ----------      -------------------   -----------------    --------------    --------------

SERIES K
--------
Australian Dollar         01/15/02 - 01/16/02        189,000          $   97,572          $   96,645          $   927
British Pound                   01/28/02             161,350             232,828             234,416           (1,588)
Canadian Dollar                 01/18/02              82,000              52,244              51,368              876
Danish Kroner                   01/17/02             280,000              33,132              33,509             (377)
European Monetary Unit          01/17/02           1,823,700           1,614,354           1,622,601           (8,247)
Hong Kong Dollar                02/22/02           1,778,000             227,578             227,978             (400)
Japanese Yen              01/09/02 - 01/15/02     99,894,589             808,484             762,775           45,709
New Zealand Dollar              01/23/02             127,000              52,751              52,778              (27)
Norwegian Krone                 01/30/02             107,000              11,890              11,892               (2)
Singapore Dollar                01/09/02              59,000              32,186              31,957              229
Swedish Krona                   01/11/02           2,668,000             254,112             254,242             (130)
Swiss Franc                     01/22/02              63,700              38,380              38,386               (7)
                                                                                                              -------
                                                                                                              $36,963
                                                                                                              =======
SERIES M
--------

Australian Dollar         01/15/02 - 01/16/02        230,300             118,868             117,764          $ 1,104
British Pound             01/02/02 - 01/28/02         50,109              72,396              72,830             (434)
Danish Kroner                   01/18/02             448,500              53,070              53,674             (605)
European Monetary Unit    01/02/02 - 01/17/02        931,260             825,443             828,713           (3,270)
Japanese Yen              01/09/02 - 01/15/02     43,142,022             348,428             329,420           19,008
New Zealand Dollar              01/23/02             106,000              44,096              44,051               45
Norwegian Krone                 01/04/02             349,538              38,717              38,962             (245)
Singapore Dollar                01/09/02              83,000              45,278              44,957              321
Swedish Krona             01/04/02 - 01/11/02      4,231,889             403,015             403,278             (263)
Swiss Franc               01/04/02 - 01/22/02        115,324              69,160              69,479             (319)
                                                                                                              -------
                                                                                                              $15,342
                                                                                                              =======


--------------------------------------------------------------------------------

DECEMBER 31, 2001

6. OPEN FUTURES CONTRACTS

                                            NUMBER OF     EXPIRATION      CONTRACT        MARKET         UNREALIZED
                               POSITION     CONTRACTS        DATE          AMOUNT          VALUE         GAIN (LOSS)
                               --------     ---------     ----------      --------        ------         ----------
SERIES H
--------
S&P 500 Future                   Long           13         03/14/02      $3,744,792     $3,734,900        ($9,892)
S&P 500 E-MiniFuture             Long           12         03/15/02         690,955        689,550         (1,405)
                                                                                                          -------
                                                                                                         ($11,297)
                                                                                                          =======
SERIES I
--------
Topix Index Future               Long            7         03/07/02         551,759        545,857        ($5,902)
                                                                                                          =======

SERIES M
--------
CAC40 10 Euro Future             Long           38         03/29/02       1,527,980      1,576,382        $48,402
Canada 10 Year Bond Future       Short           2         03/19/02         130,748        129,625          1,123
CHF Currency Future              Long           11         03/18/02         841,313        827,750        (13,563)
DAX Index Future                 Short           5         03/15/02         573,968        577,480         (3,512)
EUR Currency Future              Long            8         03/18/02         900,064        887,800        (12,264)
FTSE100 Index Future             Short          15         03/15/02       1,126,520      1,137,613        (11,093)
GBP Currency Future              Short          12         03/18/02       1,083,654      1,086,450         (2,796)
Hang Seng Index Future           Long           20         01/30/02       1,451,288      1,458,854          7,566
Ibex Plus Index Future           Long           22         01/18/02       1,666,328      1,630,180        (36,148)
Long Gilt Future                 Short           2         03/26/02         339,137        328,396         10,741
MIB30 Index Future               Long            4         03/15/02         568,306        577,353          9,047
OMX Index Future                 Long           35         01/25/02         281,385        284,529          3,144
S&P 500 Index Future             Long            3         03/14/02         863,836        861,900         (1,936)
S&P ASX200 Index Future          Short           6         03/28/02         260,689        262,374         (1,685)
Topix Index Future               Short          10         03/07/02         789,984        779,795        (10,189)
US 10 Year Note Future           Short           6         03/19/02         632,729        630,844          1,885
US 5 Year Note Future            Long            3         03/19/02         316,580        317,484            904
                                                                                                          -------
                                                                                                          $10,004
                                                                                                          =======


--------------------------------------------------------------------------------
                                      178

DECEMBER 31, 2001

7. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Fund were as follows:


                                                                                                             2001          2001
                          2001          2001         2001         2001           2001         2001         INCREASE      INCREASE
                         SHARES        AMOUNT       SHARES       AMOUNT         SHARES       AMOUNT       (DECREASE)    (DECREASE)
                          SOLD          SOLD      REINVESTED   REINVESTED      REDEEMED      REDEEMED       SHARES        AMOUNT
                         ------        ------     ----------   ----------      --------      --------     ----------     ---------
SERIES A
(Equity)                7,499,379   $178,116,901   4,526,000  $107,311,470  (11,930,246)  $(276,386,799)       95,133  $  9,041,572

SERIES B
(Large Cap Value)       4,853,323     90,260,669     403,097     7,719,301   (9,308,729)   (172,609,717)   (4,052,309)  (74,629,747)

SERIES C
(Money Market)         31,724,489    385,282,870     626,075     7,431,503  (30,990,924)   (377,601,082)    1,359,640    15,113,291

SERIES D
(Global)               22,773,191    149,615,544  11,896,677    79,707,732  (33,002,443)   (212,854,393)    1,667,425    16,468,883

SERIES E
(Diversified Income)    7,793,372     87,781,884     741,276     8,065,085   (6,771,958)    (76,050,744)    1,762,690    19,796,225

SERIES G
(Large Cap Growth)      1,650,578     11,599,198          --            --     (845,830)     (5,846,920)      804,748     5,752,278

SERIES H
(Enhanced Index)        2,046,173     18,036,936      19,966       185,486   (1,787,547)    (15,736,909)      278,592     2,485,513

SERIES I
(International)         1,264,199     11,086,977          --            --     (963,353)     (8,470,088)      300,846     2,616,889

SERIES J
(Mid Cap Growth)        6,891,588    168,606,617   2,874,142    75,216,279   (8,664,627)   (213,520,420)    1,101,103    30,302,476

SERIES K
(Global Strategic
Income)                 1,181,527     11,537,860     103,736       993,789     (782,699)     (7,560,756)      502,564     4,970,893

SERIES L
(Capital Growth)        2,750,118     20,149,847      11,319        83,874   (1,797,101)    (12,472,952)      964,336     7,760,769

SERIES M
(Global Total Return)     650,625      5,868,813     104,208     1,001,433   (1,119,910)    (10,171,900)     (365,077)   (3,301,654)

SERIES N
(Managed Asset
Allocation)             2,366,435     33,062,166     657,293     9,195,530   (2,126,274)    (29,747,067)      897,454    12,510,629

SERIES O
(Equity Income)         4,442,061     70,989,501   1,202,495    18,951,313   (4,087,232)    (65,016,915)    1,557,324    24,923,899

SERIES P
(High Yield)            2,108,955     30,889,497     184,436     2,521,046   (1,719,946)    (25,183,538)      573,445     8,227,005

SERIES Q
(Small Cap Value)       6,308,108     77,807,447      94,228     1,188,932   (2,825,081)    (34,841,391)    3,577,255    44,154,988

SERIES S
(Social Awareness)      1,332,904     32,172,005     448,784    10,986,247   (2,326,865)    (54,768,999)     (545,177)  (11,610,747)

SERIES T
(Technology)            3,225,939     17,193,888          --            --   (1,963,908)     (9,727,520)    1,262,031     7,466,368

SERIES V
(Mid Cap Value)         5,123,707    116,045,852     276,853     6,115,683   (3,503,827)    (78,310,945)    1,896,733    43,850,590

SERIES W
(Main Street Growth
& Income)               2,693,386     22,493,228       5,693        46,337   (1,013,538)     (8,440,592)    1,685,541    14,098,973

SERIES X
(Small Cap Growth)      4,991,847     66,567,166          --            --   (5,704,520)    (76,425,799)     (712,673)   (9,858,633)

SERIES Y
(Select 25)             2,155,302     20,148,548          --            --   (2,748,130)    (25,054,840)     (592,828)   (4,906,292)



-------------------------------------------------------------------------------
                                       179

DECEMBER 31, 2001

7. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                                                             2000          200
                          2000          2000         2000         2000           2000          2000        INCREASE      INCREASE
                         SHARES        AMOUNT       SHARES       AMOUNT         SHARES        AMOUNT      (DECREASE)    (DECREASE)
                          SOLD          SOLD      REINVESTED   REINVESTED      REDEEMED      REDEEMED       SHARES        AMOUNT
                         ------        ------     ----------   ----------      --------      --------     ----------     ---------
SERIES A
(Equity)                9,939,855   $334,220,410   2,957,223  $95,252,161    (16,975,412) ($567,574,020)  (4,078,334) ($138,101,449)

SERIES B
(Large Cap Value)       5,131,693    112,059,062   4,565,124   91,576,388    (18,476,502)  (404,369,164)  (8,779,685)  (200,733,714)

SERIES C
(Money Market)         35,821,927    441,675,104      48,670      607,402    (39,224,256)  (483,249,201)  (3,353,659)   (40,966,695)

SERIES D
(Global)               23,388,165    221,976,481   6,544,851   58,576,416    (21,174,513)  (200,384,415)   8,758,503     80,168,482

SERIES E
(Diversified Income)    4,489,552     48,528,321      78,678      856,016     (6,771,967)   (72,802,982)  (2,203,737)   (23,418,645)

SERIES G
(Large Cap Growth)      1,775,099     17,284,164          --           --       (253,890)    (2,334,034)   1,521,209     14,950,130

SERIES H
(Enhanced Index)        3,451,795     37,653,495      27,227      302,769     (1,118,665)   (12,013,368)   2,360,357     25,942,896

SERIES I
(International)         3,183,835     37,318,213          --           --     (2,195,938)   (25,254,689)     987,897     12,063,524

SERIES J
(Mid Cap Growth)       10,357,037    351,039,020   1,215,583   43,213,964     (7,422,362)  (251,678,298)   4,150,258    142,574,686

SERIES K
(Global Strategic
  Income)                 647,119      6,394,434          --           --       (729,721)    (7,205,075)     (82,602)      (810,641)

SERIES L
(Capital Growth)        2,521,847     24,381,322          --           --       (282,811)    (2,587,116)   2,239,036     21,794,206

SERIES M
(Global Total Return)     762,193      9,250,737     351,621    3,917,060     (1,272,332)   (15,522,048)    (158,518)    (2,354,251)

SERIES N
(Managed Asset
  Allocation)           1,835,912     30,747,557     234,349    3,890,188     (2,374,154)   (39,831,650)    (303,893)    (5,193,905)

SERIES O
(Equity Income)         3,257,985     54,663,064     979,037   15,860,402     (6,105,432)  (101,385,178)  (1,868,410)   (30,861,712)

SERIES P
(High Yield)              880,896     13,441,949     104,519    1,484,168       (632,893)    (9,671,342)     352,522      5,254,775

SERIES Q
(Small Cap Value)       1,098,717     11,023,551          --           --       (127,378)    (1,293,412)     971,339      9,730,139

SERIES S
(Social Awareness)      2,629,376     82,272,295          --           --     (2,534,725)   (78,595,895)      94,651      3,676,400

SERIES T
(Technology)            3,297,365     30,685,962          --           --       (682,164)    (5,852,812)   2,615,201     24,833,150

SERIES V
(Mid Cap Value)         4,079,145     79,613,812      39,646      854,360     (1,476,150)   (28,508,818)   2,642,641     51,959,354

SERIES W
(Main Street Growth
  & Income)             3,180,762     31,380,526       2,029       17,550       (227,876)    (2,197,333)   2,954,915     29,200,743

SERIES X
(Small Cap Growth)      7,637,365    169,015,569      54,241    1,153,171     (3,452,683)   (73,489,036)   4,238,923     96,679,704

SERIES Y
(Select 25)             5,959,883     69,617,547          --           --     (2,235,542)   (25,910,596)   3,724,341     43,706,951



--------------------------------------------------------------------------------
                                       180

DECEMBER 31, 2001

8. OPTIONS WRITTEN

     The following options written were outstanding for Series I for the period ended December 31, 2001:

CALL OPTIONS WRITTEN

                        Expiration     Exercise     Number of     Market
Common Stock               Date          Price      Contracts      Value
------------            ----------     --------     ---------     ------

Fast Retailing
 Company, Ltd.           01/18/02       16,445          566      $    45
Grupo Televisa
 S.A. GDR                01/18/02       32.960        2,200       20,988
JGC Corporation          01/18/02      941.963        9,181        3,903
Koninklijke (Royal)
 Phillips Electronics
 N.V.                    01/24/02       28.230        8,500       41,310
                                                                 -------
                                                                 $66,246
                                                                 =======

Total call options outstanding (premiums received, $24,652)

     Transactions in options written for Series I for the period ended December 31, 2001 were as follows:

CALL OPTIONS WRITTEN
                                      Number of         Premium
                                      Contracts          Amount
                                      ---------         -------

Balance at December 31, 2000                 --         $     --
Opened                                1,622,903           63,788
Bought Back                            (585,006)         (15,671)
Expired                              (1,017,450)         (23,465)
Exercised                                    --               --
                                      ---------         --------
Balance at December 31, 2001             20,447         $ 24,652
                                      =========         ========

PUT OPTIONS WRITTEN
                                      Number of          Premium
                                      Contracts          Amount
                                      ---------         -------

Balance at December 31, 2000            750,000         $ 12,375
Opened                                4,000,000           33,625
Bought Back                            (500,000)         (17,625)
Expired                              (4,250,000)         (28,375)
Exercised                                    --               --
                                      ---------         --------
Balance at December 31, 2001                 --         $     --
                                      =========         ========

     The following options written were outstanding for Series J for the period ended December 31, 2001:

CALL OPTIONS WRITTEN
                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price       Contracts     Value
------------                  ----------     --------     ---------     ------

Alexion Pharmaceuticals, Inc.  02/15/02       $25.00          792      $158,400
Comverse Technology, Inc.      01/18/02        22.50        1,500       247,500
Lands' End, Inc.               03/15/02        50.00          500       210,000
Peregrine Systems, Inc.        01/18/02        30.00          900            --
Power Integrations, Inc.       04/19/02        30.00          900        99,000
Symantec Corporation           04/19/02        75.00          350       196,000
Terayon Communications
 Systems, Inc.                 01/18/02        12.50        2,000            --
                                                                       --------
Total call options outstanding (premiums received, $1,527,983)         $910,900
                                                                       ========


PUT OPTIONS WRITTEN
                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price       Contracts     Value
------------                  ----------     --------     ---------     ------

El Paso Corporation            01/18/02       $35.00          650      $     --
NDCHealthCorporation           01/18/02        30.00           35           525
Noven Pharmaceuticals, Inc.    01/18/02        12.50          349            --
Shaw Group, Inc.               01/18/02        22.50          728        61,880
Sylvan Learning Systems, Inc.  01/18/02        20.00          433         6,495
                                                                       --------
Total put options outstanding (premiums received, $413,128)            $ 68,900
                                                                       ========

     Transactions in options written for Series J for the period ended December 31, 2001 were as follows:

CALL OPTIONS WRITTEN
                                             Number of           Premium
                                             Contracts           Amount
                                             ---------           -------

Balance at December 31, 2000                   3,514          $ 1,952,508
Opened                                        14,725            5,248,958
Bought Back                                      (35)              (9,345)
Expired                                       (7,195)          (4,291,374)
Exercised                                     (4,067)          (1,372,764)
                                            --------          -----------
Balance at December 31, 2001                   6,942          $ 1,527,983
                                            ========          ===========

PUT OPTIONS WRITTEN
                                             Number of           Premium
                                             Contracts           Amount
                                             ---------           -------
Balance at December 31, 2000                   5,440          $ 1,363,946
Opened                                        33,787            6,162,015
Bought Back                                       --                   --
Expired                                      (22,029)          (3,960,251)
Exercised                                    (15,003)          (3,152,582)
                                            --------          -----------
Balance at December 31, 2001                   2,195          $   413,128
                                            ========          ===========



--------------------------------------------------------------------------------

DECEMBER 31, 2001

8. OPTIONS WRITTEN (CONTINUED)

     The following options written were outstanding for Series K for the period ended December 31, 2001:

PUT OPTIONS WRITTEN
                              Expiration     Exercise    Number of      Market
Currency                         Date          Price     Contracts      Value
--------                      ----------     --------    ---------      ------
Australian Dollar              06/06/02       $0.490      30,000         $515
                                                                         ====

Total put options outstanding (premiums received, $501)

     Transactions in options written for Series K for the period ended December 31, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of            Premium
                                          Contracts            Amount
                                          ---------            -------

Balance at December 31, 2000               25,000               $  392
Opened                                    110,000                  770
Bought Back                              (135,000)              (1,162)
Expired                                        --                   --
Exercised                                      --                   --
                                         --------               ------
Balance at December 31, 2001                   --               $   --
                                         ========               ======

PUT OPTIONS WRITTEN
                                          Number of            Premium
                                          Contracts            Amount
                                          ---------            -------
Balance at December 31, 2000               25,000               $  292
Opened                                     75,000                  852
Bought Back                               (70,000)                (643)
Expired                                        --                   --
Exercised                                      --                   --
                                         --------               ------
Balance at December 31, 2001               30,000               $  501
                                         ========               ======

     The following options written were outstanding for Series M for the period ended December 31, 2001:


PUT OPTIONS WRITTEN

                              Expiration     Exercise    Number of      Market
Currency                         Date          Price     Contracts      Value
--------                      ----------     --------    ---------      ------
Australian Dollar              06/06/02       $0.490      45,000         $772
                                                                         ====

Total put options outstanding (premiums received, $ 752)

     Transactions in options written for Series M for the period ended December 31, 2001 were as follows:

CALL OPTIONS WRITTEN

                                          Number of            Premium
                                          Contracts            Amount
                                          ---------            -------
Balance at December 31, 2000               81,000              $ 1,271
Opened                                    120,000                  840
Bought Back                              (201,000)              (2,111)
Expired                                        --                   --
Exercised                                      --                   --
                                         --------              -------
Balance at December 31, 2001                   --              $    --
                                         ========              =======

PUT OPTIONS WRITTEN

                                          Number of            Premium
                                          Contracts            Amount
                                          ---------            -------
Balance at December 31, 2000               81,000              $   946
Opened                                    165,000                1,688
Bought Back                              (201,000)              (1,882)
Expired                                        --                   --
Exercised                                      --                   --
                                         --------              -------
Balance at December 31, 2001               45,000              $   752
                                         ========              =======


--------------------------------------------------------------------------------
                                      182

December 31, 2001

8. OPTIONS WRITTEN (CONTINUED)

     The following options written were outstanding for Series Q for the period ended December 31, 2001:

CALL OPTIONS WRITTEN
                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price       Contracts     Value
------------                  ----------     --------     ---------     ------

Allete, Inc.                    04/19/02      $25.00          15       $ 1,650
Applera Corp-Applied
     Biosystems Group           01/18/02       25.00           5         7,000
Applera Corp-Applied
     Biosystems Group           01/18/02       30.00          20        18,400
Applera Corp-Applied
     Biosystems Group           01/18/02       35.00          60        28,800
Applera Corp-Applied
     Biosystems Group           01/18/02       40.00           5           675
Applera Corp-Applied
     Biosystems Group           03/15/02       30.00          15        14,850
Applera Corp-Applied
     Biosystems Group           03/15/02       35.00          25        15,000
Applera Corp-Applied
     Biosystems Group           03/15/02       40.00          20         6,400
Applera Corp-Applied
     Biosystems Group           03/15/02       45.00          10         1,650
Armor Holdings, Inc.            01/18/02       22.50          10         4,200
Armor Holdings, Inc.            01/18/02       25.00          25         5,000
Armor Holdings, Inc.            02/15/02       20.00          80        53,600
Armor Holdings, Inc.            02/15/02       22.50           5         2,250
Armor Holdings, Inc.            02/15/02       25.00          35         8,925
Armor Holdings, Inc.            02/15/02       30.00           5           425
Armor Holdings, Inc.            05/17/02       30.00           5           875
BJ Services Company             01/18/02       22.50           5         4,900
BJ Services Company             01/18/02       25.00           5         3,650
BJ Services Company             01/18/02       27.50          20        10,200
BJ Services Company             01/18/02       30.00          50        15,500
BJ Services Company             01/18/02       32.50           5           875
BJ Services Company             04/19/02       27.50          15        10,050
Blockbuster, Inc.               01/18/02       22.50          75        21,750
Blockbuster, Inc.               01/18/02       25.00         100        10,500
Blockbuster, Inc.               01/18/02       35.00          20        10,400
Chesapeake Corporation          01/18/02       25.00          30         8,850
Chesapeake Corporation          02/15/02       25.00          35        11,200
Chesapeake Corporation          02/15/02       30.00          45         3,375
Chesapeake Corporation          05/17/02       30.00          10         1,450
Cirrus Logic, Inc.              01/18/02       10.00          20         6,600
Cirrus Logic, Inc.              01/18/02       12.50          40         5,400
Cirrus Logic, Inc.              01/18/02       15.00          50         1,750
Cirrus Logic, Inc.              01/18/02       17.50          15           300
Cirrus Logic, Inc.              03/15/02       10.00          20         7,600
Cirrus Logic, Inc.              03/15/02       12.50          25         5,625
Cirrus Logic, Inc.              03/15/02       15.00          35         4,200
Coherent, Inc.                  01/18/02       25.00          15         9,000
Coherent, Inc.                  01/18/02       30.00          25         4,875
Coherent, Inc.                  01/18/02       35.00          10           200
Coherent, Inc.                  02/15/02       25.00          10         6,400
Coherent, Inc.                  02/15/02       30.00          15         4,125
Encore Wire Corportaion         02/15/02       10.00          20         4,400
Encore Wire Corportaion         02/15/02       12.50          25         2,000
FMC Corporation                 01/18/02       55.00          20        10,000
FMC Corporation                 02/15/02       60.00          20         4,800
FMC Corporation                 04/19/02       65.00          15         2,775
Forest Oil Corporation          01/18/02       25.00          10         3,300
Forest Oil Corporation          02/15/02       30.00           5           525
Global Industries, Ltd.         01/18/02        7.50          20         2,800
Global Industries, Ltd.         03/15/02        7.50          55        10,175
Global Industries, Ltd.         06/21/02        7.50          10         2,300
Global Industries, Ltd.         06/21/02       10.00          10         1,250
H.B. Fuller Company             01/18/02       25.00          40        14,800
H.B. Fuller Company             01/18/02       30.00          10           350
H.B. Fuller Company             02/15/02       25.00          50        20,500
H.B. Fuller Company             02/15/02       27.50          30         5,850
H.B. Fuller Company             05/17/02       22.50          10         6,400
H.B. Fuller Company             05/17/02       25.00          10         4,700
Headwaters, Inc.                02/15/02       10.00          15         2,700
Helmerich & Payne, Inc.         01/18/02       30.00          10         3,500
Helmerich & Payne, Inc.         03/15/02       30.00          10         5,100
Hibernia Corporation            01/18/02       15.00          35         8,925
Hibernia Corporation            04/19/02       15.00          10         2,700
Hibernia Corporation            04/19/02       17.50          10         1,050
IDX Systems Corporation         01/18/02       12.50           5           425
IDX Systems Corporation         02/15/02       10.00          10         3,000
IDX Systems Corporation         02/15/02       12.50           5           625
J. Jill Group, Inc.             01/18/02       17.50           5         2,000
J. Jill Group, Inc.             03/15/02       17.50           5         2,400
J. Jill Group, Inc.             03/15/02       20.00          10         2,950
JDA Software Group, Inc.        01/18/02       15.00          15        10,650
JDA Software Group, Inc.        01/18/02       17.50          20         9,600
JDA Software Group, Inc.        01/18/02       20.00          40        10,400
JDA Software Group, Inc.        01/18/02       22.50          10         1,100
Lightbridge, Inc.               01/18/02        7.50          15         6,750
Lightbridge, Inc.               01/18/02       10.00          20         4,300
Lightbridge, Inc.               01/18/02       12.50          15           675
Lightbridge, Inc.               04/18/02       10.00          15         4,350
Lightbridge, Inc.               04/18/02       12.50          15         2,625
McMoRan Exploration
     Company                    02/15/02        5.00          45         3,825
Mercury General
     Corporation                01/18/02       40.00          30        10,500
Mercury General
     Corporation                03/15/02       40.00          10         4,100
Mercury General
     Corporation                03/15/02       45.00          10         1,150
Mercury General
     Corporation                06/21/02       45.00          20         4,100
Meridian Gold, Inc.             01/18/02       10.00          20         1,200
Net2Phone, Inc.                 04/19/02        5.00          30         5,700
Newfield Exploration
     Company                    01/18/02       30.00          10         5,300
Newfield Exploration
     Company                    03/15/02       30.00          10         5,900
Newfield Exploration
     Company                    03/15/02       35.00          10         2,700
Newpark Resources, Inc.         01/18/02        7.50          10           500
Noble Affiliates, Inc.          01/18/02       35.00           5           725
Oceaneering
     International, Inc.        01/18/02       17.50          40        18,400
Oceaneering
     International, Inc.        01/18/02       20.00          30         6,450
Oceaneering
     International, Inc.        04/19/02       17.50           5         2,550
Oceaneering
     International, Inc.        04/19/02       20.00           5         1,650
Oceaneering
     International, Inc.        04/19/02       22.50           5         1,000
Petroleum Geo-Services
     ASA (PGS) ADR              02/15/02        5.00          15         4,275
Petroleum Geo-Services
     ASA (PGS) ADR              05/17/02        7.50          10         1,300
Pride International, Inc.       01/18/02       12.50          15         3,825
Smith International, Inc.       01/18/02       40.00          10        13,400
Smith International, Inc.       01/18/02       45.00          10         9,900
Smith International, Inc.       01/18/02       50.00           5         2,300
Smith International, Inc.       01/18/02       55.00          10         1,750
Smith International, Inc.       04/19/02       40.00           5         7,350
Stone Energy Corporation        01/18/02       35.00          15         6,750
Stone Energy Corporation        01/18/02       40.00          15         1,650
Stone Energy Corporation        03/15/02       30.00           5         4,850
Stone Energy Corporation        03/15/02       35.00          10         5,500
Stone Energy Corporation        03/15/02       40.00          15         3,975



--------------------------------------------------------------------------------

DECEMBER 31, 2001
8. OPTIONS WRITTEN (CONTINUED)

SERIES Q CALL OPTIONS WRITTEN (CONTINUED)

                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price       Contracts     Value
------------                  ----------     --------     ---------     ------


Too, Inc.                       01/18/02      $22.50          10       $ 4,900
Too, Inc.                       01/18/02       25.00          35         9,275
Too, Inc.                       02/15/02       25.00          20         6,400
Too, Inc.                       02/15/02       30.00          25         2,000
Too, Inc.                       05/17/02       25.00           5         2,200
Too, Inc.                       05/17/02       30.00          10         2,000
Tower Automotive, Inc.          01/18/02        7.50          15         2,250
Tower Automotive, Inc.          02/15/02        7.50          30         4,950
Tower Automotive, Inc.          05/17/02       10.00          10           850
USX U.S. Steel Group            01/18/02       15.00          15         4,350
USX U.S. Steel Group            01/18/02       17.50          10           950
USX U.S. Steel Group            04/19/02       17.50          10         1,900
Wolverine World
     Wide, Inc.                 03/15/02       15.00          30         3,150
York International
     Corporation                01/18/02       35.00          15         4,650
York International
     Corporation                02/15/02       30.00          10         8,000
York International
     Corporation                02/15/02       35.00          20         7,400
York International
     Corporation                02/15/02       40.00          15         1,050
York International
     Corporation                05/17/02       35.00           5         2,350
York International
     Corporation                05/17/02       40.00           5         1,000
                                                                      --------
Total call options outstanding (premiums received, $617,557           $733,425
                                                                      ========

SERIES Q PUT OPTIONS WRITTEN

                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price        Contract     Value
------------                  ----------     --------     ---------     ------
Noble Affiliates, Inc.         02/15/02       $35.00          5         $1,000
                                                                        ======
Total put options outstanding (premiums received, $1,485)

     Transactions in options written for Series Q for the period ended December 31, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of           Premium
                                          Contracts           Amount
                                          ---------           -------
Balance at December 31, 2000                   65           $    14,967
Opened                                     10,362             2,295,373
Bought Back                                (6,204)           (1,357,295)
Expired                                    (1,443)             (270,026)
Exercised                                    (360)              (65,462)
                                          -------           -----------
Balance at December 31, 2001                2,420           $   617,557
                                          =======           ===========
PUT OPTIONS WRITTEN

                                          Number of           Premium
                                          Contracts           Amount
                                          ---------           -------
Balance at December 31, 2000                   --              $     --
Opened                                        193                35,691
Bought Back                                  (163)              (31,250)
Expired                                       (10)                 (981)
Exercised                                     (15)               (1,975)
                                          -------           -----------
Balance at December 31, 2001                    5              $  1,485
                                          =======           ===========

     The following options written were outstanding for Series V for the period ended December 31, 2001:

CALL OPTIONS WRITTEN

                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price       Contracts     Value
------------                  ----------     --------     ---------     ------

JDA Software Group, Inc.       01/18/02       $22.50         370      $ 40,700
Mylan Laboratories, Inc.       01/18/02        35.00         245        83,300
                                                                      --------
Total call options outstanding (premiums received, $110,371)          $124,000
                                                                      ========

PUT OPTIONS WRITTEN

                              Expiration     Exercise     Number of     Market
Common Stock                     Date         Price       Contracts     Value
------------                  ----------     --------     ---------     ------
Shaw Group, Inc.               01/18/02       $22.50         251      $ 21,336
                                                                      ========
Total put options outstanding (premiums received, $61,605)


     Transactions in options written for Series V for the period ended December 31, 2001 were as follows:

CALL OPTIONS WRITTEN
                                          Number of           Premium
                                          Contracts           Amount
                                          ---------           -------
Balance at December 31, 2000                  342            $  121,074
Opened                                      4,863             1,029,753
Bought Back                                   (65)              (33,929)
Expired                                    (2,259)             (605,827)
Exercised                                  (2,266)             (400,700)
                                          -------           -----------
Balance at December 31, 2001                  615            $  110,371
                                          =======           ===========
PUT OPTIONS WRITTEN
                                          Number of           Premium
                                          Contracts           Amount
                                          ---------           -------
Balance at December 31, 2000                  670            $  110,257
Opened                                     10,000             1,250,590
Bought Back                                  (630)              (57,958)
Expired                                    (6,599)             (818,879)
Exercised                                  (3,190)             (422,405)
                                          -------           -----------
Balance at December 31, 2000                  251            $   61,605
                                          =======           ===========


--------------------------------------------------------------------------------

DECEMBER 31, 2001

9. FEDERAL TAX MATTERS

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to differing treatments for expiration of net operating losses, sales of passive foreign investment companies, defaulted bonds, accretion of bond discount and recharacterization of foreign currency gains and losses. To the extent these differences are permanent differences are made to the appropriate equity accounts in the period that the differences, adjustments arise.

     On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

                   ACCUMULATED           UNDISTRIBUTED
                  NET REALIZED          NET INVESTMENT
                   GAIN (LOSS)               INCOME          PAID-IN-CAPITAL
                  ------------          --------------       ---------------

Series A          $  (116,093)          $    24,422           $    91,671
Series D              832,227                (9,586)             (822,641)
Series G                   --                40,674               (40,674)
Series I              102,134                83,064              (185,198)
Series J             (135,690)            2,573,667            (2,437,977)
Series K             (202,959)              148,115                54,844
Series L               (1,539)               63,102               (61,563)
Series M            2,327,875              (244,758)           (2,083,117)
Series N               18,504               (18,504)                   --
Series Q             (167,544)              167,544                    --
Series S               (2,296)                   --                 2,296
Series T                  371               201,989              (202,360)
Series W                2,930                 1,385                (4,315)
Series X                   --               501,218              (501,218)
Series Y                   --               108,781              (108,781)

     At December 31, 2001, the following funds have capital loss carryovers and deferred post-October losses to offset future real- ized capital gains as follows:
                                                             DEFERRED
                      CAPITAL LOSS                        POST-OCTOBER
                       CARRYOVERS        EXPIRES IN           LOSSES
                      ------------       ----------       -------------

    Series A          $ 34,992,950          2009                    --

    Series B          $220,447,557          2008          $  8,620,104
                         5,097,949          2009
                      ------------
                      $225,545,506
                      ============

    Series D          $  7,407,399          2009          $  3,204,996

    Series E          $  8,176,210          2002                    --
                           427,622          2004
                         3,286,357          2005
                           389,008          2007
                         9,322,945          2008
                      ------------
                      $ 21,602,142
                      ============

    Series G          $     80,073          2008                    --
                           489,691          2009
                      ------------
                      $    569,764
                      ============

    Series H          $    588,735          2008                    --
                         2,046,119          2009
                      ------------
                      $  2,634,854
                      ============

    Series I          $    872,084          2008          $     79,461
                         3,709,592          2009
                      ------------
                      $  4,581,676
                      ============

    Series K          $    452,492          2007          $    187,536
                           167,086          2008
                           181,316          2009
                      ------------
                      $    800,894
                      ============
    Series L          $  5,058,642          2009          $    533,269

    Series M          $  2,697,057          2009          $    340,118

    Series N          $    233,179          2009          $    152,279

    Series P          $    461,190          2008          $    307,019
                           743,516          2009
                      ------------
                      $  1,204,706
                      ============

    Series S          $  4,851,442          2009          $  2,160,245

    Series T          $     68,476          2008          $  1,292,325
                        10,040,453          2009
                      ------------
                      $ 10,108,929
                      ============

    Series W          $     46,888          2008          $    199,775
                         3,823,461          2009
                      ------------
                      $  3,870,349
                      ============

    Series X          $ 11,328,093          2008                    --
                        41,764,811          2009
                      ------------
                      $ 53,092,904
                      ============

    Series Y          $     91,338          2007                    --
                         4,034,029          2008
                         5,673,178          2009
                      ------------
                      $  9,798,545
                      ============


     The income dividends paid by the Funds are taxable as ordinary income on the shareholder's tax return. The portion of ordinary income of dividends (including net short-term capital gains) attributed to the fiscal year ended December 31, 2001, that qualified for the dividends received deduction, if any, for corporate shareholders in accordance with the provisions of the Internal Revenue code for each series was as follows:

                Series A. . . . . . . . . . . . . . . . . . . 100%
                Series B. . . . . . . . . . . . . . . . . . . 100%
                Series H. . . . . . . . . . . . . . . . . . . 100%
                Series N. . . . . . . . . . . . . . . . . . .  26%
                Series O. . . . . . . . . . . . . . . . . . . 100%
                Series P. . . . . . . . . . . . . . . . . . .   1%
                Series Q. . . . . . . . . . . . . . . . . . .  38%
                Series S. . . . . . . . . . . . . . . . . . . 100%
                Series V. . . . . . . . . . . . . . . . . . . 100%
                Series W. . . . . . . . . . . . . . . . . . . 100%




--------------------------------------------------------------------------------

DECEMBER 31, 2001

9. FEDERAL TAX MATTERS (CONTINUED)

     The tax character of distributions paid during 2000 and 2001 was the same as financial statement purposes, except for the following series:

Distributions from:

                                     ORDINARY     LONG-TERM                      RETURN
                                      INCOME     CAPITAL GAIN      SUBTOTAL    OF CAPITAL      TOTAL
                                     --------    ------------      --------    ----------      -----
2001
----
Series A . . . . . . . . . . . . . $ 1,762,351   $105,549,120   $107,311,471    $     --   $107,311,471
Series D . . . . . . . . . . . . .  14,851,469     64,694,687     79,546,156     161,576     79,707,732
Series J . . . . . . . . . . . . .     242,238     74,974,041     75,216,279          --     75,216,279
Series L . . . . . . . . . . . . .      83,874             --         83,874          --         83,874
Series M . . . . . . . . . . . . .          --        216,401        216,401     785,033      1,001,434
Series N . . . . . . . . . . . . .   2,620,756      6,574,774      9,195,530          --      9,195,530
Series O . . . . . . . . . . . . .   3,607,355     15,343,958     18,951,313          --     18,951,313
Series Q . . . . . . . . . . . . .     753,812        435,120      1,188,932          --      1,188,932
Series S . . . . . . . . . . . . .          --     10,986,247     10,986,247          --     10,986,247
Series V . . . . . . . . . . . . .   2,941,517      3,174,166      6,115,683          --      6,115,683
Series W . . . . . . . . . . . . .      42,022             --         42,022       4,315         46,337


2000
----
Series A . . . . . . . . . . . . . $   340,186   $ 95,003,646   $ 95,343,832          --   $ 95,343,832
Series D . . . . . . . . . . . . .  32,339,063     26,237,353     58,576,416          --     58,576,416
Series J . . . . . . . . . . . . .   2,512,440     40,837,214     43,349,654          --     43,349,654
Series L . . . . . . . . . . . . .          --             --             --          --             --
Series M . . . . . . . . . . . . .     122,804      3,794,256      3,917,060          --      3,917,060
Series N . . . . . . . . . . . . .     214,018      3,676,171      3,890,189          --      3,890,189
Series O . . . . . . . . . . . . .   1,132,886     14,727,516     15,860,402          --     15,860,402
Series Q . . . . . . . . . . . . .          --             --             --          --             --
Series S . . . . . . . . . . . . .          --          2,296          2,296          --          2,296
Series V . . . . . . . . . . . . .          --        854,360        854,360          --        854,360
Series W . . . . . . . . . . . . .      17,305             --         17,305         246         17,551


     As of December 31, 2001, the components of distributable earnings on a tax basis were the same as finanacial statement purposes, except for the folowing series:

                                       UNDISTRIBUTED       UNDISTRIBUTED       ACCUMULATED        UNREALIZED
                                         ORDINARY           LONG-TERM          CAPITAL AND       APPRECIATION
                                          INCOME               GAIN            OTHER LOSSES     (DEPRECIATION)
                                       -------------       -------------       ------------     --------------
Series B . . . . . . . . . . . . .      $5,312,633                 --         ($240,458,927)     ($9,851,221)
Series D . . . . . . . . . . . . .              --                 --           (11,148,334)      20,746,867
Series E . . . . . . . . . . . . .       7,182,356                 --           (21,726,534)       1,415,742
Series G . . . . . . . . . . . . .              --                 --              (574,898)      (4,374,064)
Series H . . . . . . . . . . . . .         239,396                 --            (3,148,704)      (6,704,517)
Series I . . . . . . . . . . . . .              --                 --            (5,488,808)      (1,161,266)
Series K . . . . . . . . . . . . .         917,702                 --            (1,051,538)        (695,978)
Series L . . . . . . . . . . . . .              --                 --            (6,443,761)      (1,988,775)
Series M . . . . . . . . . . . . .              --                 --            (3,182,642)        (773,822)
Series N . . . . . . . . . . . . .       1,576,983                 --              (489,949)        (254,044)
Series O . . . . . . . . . . . . .       2,367,088          4,473,270              (820,348)       5,631,540
Series P . . . . . . . . . . . . .         197,799                 --            (1,548,424)      (3,597,297)
Series Q . . . . . . . . . . . . .              --            390,553              (335,477)       3,497,224
Series T . . . . . . . . . . . . .              --                 --           (12,598,189)      (2,544,112)
Series W . . . . . . . . . . . . .              --                 --            (4,417,570)      (1,645,865)
Series X . . . . . . . . . . . . .              --                 --           (53,448,414)       9,481,632

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.


--------------------------------------------------------------------------------
                                       186

DECEMBER 31, 2001

10. SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, certain of the Series may lend portfolio securities representing up to 33 1/3% of the value of total assets (which includes collateral received for securities on loan) to bro- ker/dealers, institutional investors, or other persons. As with other extensions of credit, there may be risks of delay in recovery of the secu- rities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at December 31, 2001, the amount of cash received as collateral held at December 31, 2001 and income generated during the year ended December 31, 2001, from the program were as follows:

                                MARKET VALUE OF
                              COLLATERAL PURCHASED
                MARKET VALUE       WITH CASH           INCOME RECEIVED
                OF LOANED        RECEIVED MONEY        FROM SECURITIES
                SECURITIES      MARKET INSTRUMENT          LENDING
                ------------  --------------------     ---------------

Series G        $ 1,429,492       $ 1,481,240              $ 3,680
Series I          1,556,558         1,637,966               14,146
Series L          3,066,597         3,177,608                8,617
Series M            660,137           695,190                6,639
Series N         12,051,139        12,424,724               45,639
Series O          6,514,013         6,870,981               28,275
Series T          2,949,798         3,116,167               10,000

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS


TO THE CONTRACT OWNERS AND BOARD OF DIRECTORS SBL FUND

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SBL Fund (comprised of Series A, B, C, D, E, G, H, I, J, K, L, M, N, O, P, Q, S, T, V, W, X and Y ) (the Fund) as of December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodians and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Fund at December 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG LLP





Kansas City, Missouri
February 8, 2002

--------------------------------------------------------------------------------

DIRECTOR DISCLOSURE
DECEMBER 31, 2001


                                                                                                                          NUMBER OF
                                                                                                                         PORTFOLIOS
                                                                                                                            IN FUND
                                                        TERM OF                           PRINCIPAL                         COMPLEX
NAME,                      POSITION(S)                 OFFICE AND                       OCCUPATION(S)                      OVERSEEN
ADDRESS AND                 HELD WITH                  LENGTH OF                         DURING THE                         BY THE
AGE                         THE FUND                  TIME SERVED                       PAST 5 YEARS                       DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.       Director**               1994 to present***         Business broker,                               40
2222 S.W. 29th Street                                                            Griffith & Blair Realtors
Topeka, KS  66611                                                              Manager, Star Sign,Inc.
55


Penny A. Lumpkin           Director**               1993 to present***         President, Vivian's Gift Shop                  40
3616 Canterbury Town Rd.                                                       Vice President, Palmer Companies, Inc.
Topeka, KS  66610                                                              Vice President, Bellairre Shopping Center
62                                                                             Partner, Goodwin Ent.
                                                                               Partner, PLB
                                                                               Partner, Town Crier
                                                                               Vice President and Treasurer, Palmer
                                                                               News, Inc.
                                                                               Vice President, M/S News, Inc.
                                                                               Secretary, Kansas City Periodicals


Mark L. Morris, Jr.        Director**               1991 to present***         Independent Investor, Morris Co.               40
5500 S.W. 7th St.                                                              Partner, Mark Morris Associates
Topeka, KS  66606
67


Maynard F. Oliverius       Director                 1998 to present***         President & CEO, Stormont Vail HealthCare      40
1500 S.W. 10th Ave.
Topeka, KS  66604
58


John D. Cleland            Chairman of the Board    February 2000 to present   Sr. Vice President and Managing Member         40
700 S.W. Harrison St.      Director*                1991 to present***            Representative, Security Management
Topeka, KS 66636-0001                                                             Company, LLC
65                                                                             Sr. Vice President, Security Benefit
                                                                                  Group, Inc.
                                                                               Sr. Vice President, Security Benefit Life
                                                                                  Insurance Co.
                                                                               Director & Vice President, Security
                                                                                  Distributors, Inc.


James R. Schmank           President                February 2000 to present   President and Managing Member Representative,  40
700 S.W. Harrison St.      Director*                1997 to present***            Security Management Company, LLC
Topeka, KS 66636-0001                                                          Sr. Vice President, Security Benefit
48                                                                                Group, Inc.
                                                                               Sr. Vice President, Security Benefit
                                                                               Life Insurance Co.
                                                                               Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.



--------------------------------------------------------------------------------
                                       189

SECURITY FUNDS
OFFICERS AND DIRECTORS
----------------------

DIRECTORS
---------

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS
--------

John D. Cleland, Chairman of the Board
James R. Schmank, President
Terry A. Milberger, Vice President
Cindy L. Shields, Vice President
Steven M. Bowser, Vice President
James P. Schier, Vice President
David Toussaint, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer
Jana R. Selley, Compliance Officer


This report is submitted for the general information of the shareholders of the Funds.The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.




----------------------------------
[SECURITY DISTRIBUTORS, INC. LOGO]
----------------------------------

700 SW Harrison St.
Topeka, KS 66636-0001


SDI 425 (R2-02)                                                     46-04257-00